As Filed with the Securities and Exchange Commission

                            January 29, 2004



                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ___        Post-Effective Amendment No. ___

THORNBURG INVESTMENT TRUST
---------------------------
(Exact Name of Registrant as Specified in Charter)

119 East Marcy Street, Suite 202, Santa Fe, NM   87501
----------------------------------------------  ---------
(Address of Principal Executive Office)         (Zip Code)

Area Code and Telephone Number:  (505) 984-0200
                                 --------------

Garrett Thornburg
119 East Marcy Street, Suite 202
Santa Fe, New Mexico 87501
--------------------------------
(Name and Address of Agent for Service)

Charles W.N. Thompson, Jr.
White, Koch, Kelly & McCarthy, P.A.
Post Office Box 787
Santa Fe, New Mexico 87504-0787
--------------------------------
(Copies of all Correspondence)

     Approximate date of proposed public offering: As soon as possible after this Registration Statement becomes effective.

     The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f under the Investment Company Act of 1940. Accordingly, no fee is payable herewith. Registrant filed the notice required by Rule 24f-2 with respect to its most recent fiscal year on December 12, 2003.
---------------------------------------------------------------------------
     It is proposed that this filing will become effective on February 28, 2004, pursuant to Rule 488 under the Securities Act of 1933.

                           EXPLANATORY NOTE

The Registrant is filing as portions of this Registration Statement four combined Prospectus/Proxy Statements, which relate respectively to different share classes of two of its newly formed, separate series, THORNBURG LIMITED TERM MUNICIPAL FUND and THORNBURG LIMITED TERM CALIFORNIA MUNICIPAL FUND. Each of these series was organized to acquire in a reorganization all of the assets, respectively, of the two existing series of Thornburg Limited Term Municipal Fund, Inc., THORNBURG LIMITED TERM MUNICIPAL FUND NATIONAL PORTFOLIO and THORNBURG LIMITED TERM MUNICIPAL FUND CALIFORNIA PORTFOLIO. Accordingly, this Registration Statement is organized as follows:

     - Letter to Shareholders of Thornburg Limited Term Municipal Fund National Portfolio.

     - Letter to Shareholders of Thornburg Limited Term Municipal Fund California Portfolio.

     - Supplemental Letter to Shareholders of Thornburg Limited Term Municipal Fund National Portfolio.

     - Supplement Letter to Shareholders of Thornburg Limited Term Municipal Fund California Portfolio.

     - Notice of Special Meeting of Shareholders of Thornburg Limited Term Municipal Fund National Portfolio.

     - Notice of Special Meeting of Shareholders of Thornburg Limited Term Municipal Fund California Portfolio.

     - Form of Proxy Card (Thornburg Limited Term Municipal Fund National Portfolio)

     -  Form of Proxy Card (Thornburg Limited Term Municipal Fund
        California Portfolio)

     - Prospectus/Proxy Statement (Class A and Class C Shares) respecting the proposed acquisition of substantially all of the assets of Thornburg Limited Term Municipal Fund National Portfolio by Thornburg Limited Term Municipal Fund.

     - Prospectus/Proxy Statement (Institutional Class Shares) respecting the proposed acquisition of substantially all of the assets of Thornburg Limited Term Municipal Fund National Portfolio by Thornburg Limited Term Municipal Fund.

     - Prospectus/Proxy Statement (Class A and Class C Shares) respecting the proposed acquisition of substantially all of the assets of Thornburg Limited Term Municipal Fund California Portfolio by Thornburg California Limited Term Municipal Fund.

     - Prospectus/Proxy Statement (Institutional Class Shares) respecting the proposed acquisition of substantially all of the assets of Thornburg Limited Term Municipal Fund California Portfolio by Thornburg California Limited Term Municipal Fund.

    - Statement of Additional Information (Class A and Class C Shares) relating to the acquisition of the assets of Thornburg Limited Term Municipal Fund National Portfolio.

     - Statement of Additional Information (Institutional Class Shares) relating to the acquisition of the assets of Thornburg Limited Term Municipal Fund National Portfolio.

     - Statement of Additional Information (Class A and Class C Shares) relating to the acquisition of the assets of Thornburg Limited Term Municipal Fund California Portfolio.

     - Statement of Additional Information (Institutional Class Shares) relating to the acquisition of the assets of Thornburg Limited Term Municipal Fund California Portfolio.

     -  Part C Information.

     -  Exhibits

                THORNBURG LIMITED TERM MUNICIPAL FUND, INC.
        (Thornburg Limited Term Municipal Fund National Portfolio)
                          119 East Marcy Street
                        Santa Fe, New Mexico 87501

                           Date: _______________


Dear Shareholder:

     A special meeting of shareholders of Thornburg Limited Term Municipal Fund National Portfolio (the "Fund"), a series of Thornburg Limited Term Municipal Fund, Inc. has been called for April __, 2004, at which time the shareholders of the Fund will be asked to consider a proposal for reorganizing the Fund into Thornburg Limited Term Municipal Fund (the "New Fund"), a newly organized Fund series of Thornburg Investment Trust which has investment objectives and policies identical to those of the Fund. The proposal was reviewed and unanimously approved by the Board of Directors of Thornburg Limited Term Municipal Fund, Inc., on behalf of the Fund as being in the best interests of the Fund and its shareholders.

     As a result of the proposed transaction, the New Fund will acquire all of the assets of the Fund, and you will become a shareholder of the New Fund. As a shareholder of the Fund, you will receive New Fund shares of the same class as the class of the Fund you own at the time of the reorganization. The net asset value of the shares of the New Fund you receive will be the same as the net asset value of your shares in the Fund. No sales charge will be imposed on the transaction, and the closing of the transaction will be conditioned upon receiving an opinion of counsel that the reorganization will qualify as a tax-free reorganization and federal income tax purposes. WE STRONGLY URGE YOU TO REVIEW, COMPLETE AND RETURN YOUR PROXY AS SOON AS POSSIBLE.

     In considering these matters, you should note:

     - The investment adviser and the individuals who currently manage the Fund will not change as a result of the reorganization.

     - The investment goals and strategies of the New Fund will be identical to the investment goals and strategies of the Fund.

     - You will receive shares in the New Fund of the same value and class as your shares in the Fund.

     - Expenses of the New Fund will not increase as a result of the reorganization.

     - The Board of Directors of the Fund believe the reorganization is in the best interests of the Fund's shareholders.

     Detailed information about the proposed transaction and the reasons for it are contained in the enclosed materials. Please exercise your right to vote. IT IS VERY IMPORTANT THAT YOU VOTE AND THAT YOUR VOTING
INSTRUCTIONS BE RECEIVED BY NO LATER THAN _____________, 2004.

     Remember, your vote is very important, no matter how large or small your Fund holdings. To vote, you may use any one of the following methods:

     - By Mail. Please complete, date and sign the enclosed proxy card and mail it in the enclosed, postage-paid envelope.

     - By Telephone. Have your proxy card available. Call the toll-free number listed on the proxy card. Follow the recorded instructions and enter your control number from the proxy card.

     - By Internet. Have your proxy card available. Go to the website listed on the proxy card. Follow the instructions on the website and enter your control number from the proxy card.

     NOTE: You may receive more than one proxy package if you hold shares of the Fund in more than one account. You must return separate proxy cards for separate holdings.

                                         Sincerely,


                                         __________________________________
                                         Chairman of the Board of Directors
                                         Thornburg Limited Term Municipal
                                         Fund, Inc.

               THORNBURG LIMITED TERM MUNICIPAL FUND, INC.
        (Thornburg Limited Term Municipal Fund California Portfolio)
                          119 East Marcy Street
                       Santa Fe, New Mexico 87501

                         Date: _________________

Dear Shareholder:

     A special meeting of shareholders of Thornburg Limited Term Municipal Fund California Portfolio (the "Fund"), a series of Thornburg Limited Term Municipal Fund, Inc. has been called for April ___, 2004, at which time the shareholders of the Fund will be asked to consider a proposal for reorganizing the Fund into Thornburg California Limited Term Municipal Fund (the "New Fund"), a newly organized Fund series of Thornburg Investment Trust which has investment objectives and policies identical to those of the Fund. The proposal was reviewed and unanimously approved by the Board of Directors of Thornburg Limited Term Municipal Fund, Inc., on behalf of the Fund as being in the best interests of the Fund and its shareholders.

     As a result of the proposed transaction, the New Fund will acquire all of the assets of the Fund, and you will become a shareholder of the New Fund. As a shareholder of the Fund, you will receive New Fund shares of the same class as the class of the Fund you own at the time of the reorganization. The net asset value of the shares of the New Fund you receive will be the same as the net asset value of your shares in the Fund. No sales charge will be imposed on the transaction, and the closing of the transaction will be conditioned upon receiving an opinion of counsel that the reorganization will qualify as a tax-free reorganization and federal income tax purposes. WE STRONGLY URGE YOU TO REVIEW, COMPLETE AND RETURN YOUR PROXY AS SOON AS POSSIBLE.

    In considering these matters, you should note:

    - The investment adviser and the individuals who currently manage the Fund will not change as a result of the reorganization.

    - The investment goals and strategies of the New Fund will be identical to the investment goals and strategies of the Fund.

    - You will receive shares in the New Fund of the same value and class as your shares in the Fund.

    - Expenses of the New Fund will not increase as a result of the reorganization.

    - The Board of Directors of the Fund believe the reorganization is in the best interests of the Fund's shareholders.

     Detailed information about the proposed transaction and the reasons for it are contained in the enclosed materials. Please exercise your right to vote. IT IS VERY IMPORTANT THAT YOU VOTE AND THAT YOUR VOTING
INSTRUCTIONS BE RECEIVED BY NO LATER THAN _________________, 2004.

     Remember, your vote is very important, no matter how large or small your Fund holdings. To vote, you may use any one of the following methods:

     - By Mail. Please complete, date and sign the enclosed proxy card and mail it in the enclosed, postage-paid envelope.

     - By Telephone. Have your proxy card available. Call the toll-free number listed on the proxy card. Follow the recorded instructions and enter your control number from the proxy card.

     - By Internet. Have your proxy card available. Go to the website listed on the proxy card. Follow the instructions on the website and enter your control number from the proxy card.

     NOTE: You may receive more than one proxy package if you hold shares of the Fund in more than one account. You must return separate proxy cards for separate holdings.

                                       Sincerely,



                                       ----------------------------------
                                       Chairman of the Board of Directors
                                       Thornburg Limited Term Municipal
                                       Fund, Inc.

                       <THORNBURG LTMF LETTERHEAD>

     THE FOLLOWING IS IMPORTANT INFORMATION TO HELP YOU UNDERSTAND THE PROPOSAL ON WHICH YOU ARE ASKED TO VOTE. PLEASE READ THE ENTIRE
PROSPECTUS/PROXY STATEMENT PROVIDED TO YOU.

     WHY IS A SHAREHOLDER MEETING BEING HELD?

     Shareholders are being asked to vote on a reorganization in which all of the assets of your Fund will be acquired by Thornburg Limited Term Municipal Fund (the "New Fund"), a newly organized fund series with identical investment goals and strategies.

     HOW WILL THIS REORGANIZATION AFFECT CURRENT SHAREHOLDERS?

     If the reorganization is approved by shareholders, shareholders of your Fund will receive shares of the New Fund having the same value as their Fund shares. You will automatically be a shareholder in the New Fund.

     WHY IS THE REORGANIZATION BEING RECOMMENDED?

     The reorganization is intended to simplify legal and regulatory compliance functions, and to reduce the costs of performing those functions. Currently, there are 12 Thornburg mutual funds, two of which are funds of Thornburg Limited Term Municipal Fund, Inc., and ten of which are funds of Thornburg Investment Trust, a separate investment company.
The reorganization will combine the two funds of Thornburg Limited Term Municipal Fund, Inc. with the ten funds of Thornburg Investment Trust, so that all 12 funds are combined within only one investment company. There will be no change in the investment objective or polices of your Fund as a result of the reorganization, and your investment manager and the individuals managing your Fund's investments will not change because of the reorganization.

     WILL SHAREHOLDERS HAVE TO PAY ANY SALES LOAD, COMMISSION OR OTHER TRANSACTION FEE IN CONNECTION WITH THE REORGANIZATION?

     No, there are no sales loads, commissions or other fees in connection with the transaction.

     WHO WILL PROVIDE INVESTMENT MANAGEMENT AND OTHER SERVICES TO MY FUND AFTER THE REORGANIZATION?

     Thornburg Investment Management, Inc. ("TIM")	, which currently manages
your Fund, will continue to provide those services after the reorganization, under a contract which is substantially identical to the current contract. Similarly, transfer agent and custodial services will continue to be provided by the same firms.

     WILL THE ADVISORY FEES AND OTHER FEES CHANGE?

     No, the investment advisory fee rate rates, the fee rates for administrative services provided by TIM, and any Rule 12b-1 fees charged to your class of shares will not change as a result of the reorganization.

     WHICH CLASS OF SHARES WILL I RECEIVE?

     You will receive the same class of shares you hold at the time of the reorganization.

     WHAT WILL EXISTING SHAREHOLDERS DO TO OPEN A NEW THORNBURG INVESTMENT TRUST ACCOUNT?

     At the time the reorganization is completed, a shareholder's interest in the Fund will automatically be transferred to the New Fund and a written confirmation will be sent to the shareholder.

     WILL ALL OF MY CURRENT ACCOUNT PRIVILEGES, SUCH AS TELEPHONE
REDEMPTION, SYSTEMATIC PURCHASES, AND LETTERS OF INTENT, TRANSFER WITH MY ACCOUNT IN THE NEW FUND?

     Yes. All of the features you have selected for your current account will be available with your new account.

     WILL SHAREHOLDERS HAVE TO PAY ANY FEDERAL INCOME TAXES AS A RESULT OF THIS REORGANIZATION?

     The reorganization is intended to qualify as a tax free
"reorganization" within the meeting of the Internal Revenue Code. If the reorganization so qualifies, in general, a shareholder will recognize no gain or loss upon the receipt of the shares of the New Fund in connection with the reorganization.

     WHAT IF A SHAREHOLDER REDEEMS SHARES OF THE FUND BEFORE THE
REORGANIZATION TAKES PLACE?

     A shareholder may choose to redeem or exchange shares of the Fund before the reorganization takes place. If so, the redemption or exchange will be treated as a normal redemption or exchange of shares and generally will be a taxable transaction unless the account is not subject to taxes.

     HOW DO I VOTE?

     Shareholders of the Fund are asked to vote at the Fund's Special Meeting of Shareholders which is scheduled for _________, 2004. Your vote is very important. You have the flexibility of voting by mailing in your proxy card, by telephone, or by Internet.

     WHERE SHOULD SHAREHOLDERS CALL FOR INFORMATION?

     Shareholders who want to learn more about Thornburg Funds should call 800-847-0200 or visit Thornburg's website at www.thornburg.com.

                       <THORNBURG LTMF LETTERHEAD>

     THE FOLLOWING IS IMPORTANT INFORMATION TO HELP YOU UNDERSTAND THE PROPOSAL ON WHICH YOU ARE ASKED TO VOTE. PLEASE READ THE ENTIRE
PROSPECTUS/PROXY STATEMENT PROVIDED TO YOU.

     WHY IS A SHAREHOLDER MEETING BEING HELD?

     Shareholders are being asked to vote on a reorganization in which all of the assets of your Fund will be acquired by Thornburg California Limited Term Municipal Fund (the "New Fund"), a newly organized fund series with identical investment goals and strategies.

     HOW WILL THIS REORGANIZATION AFFECT CURRENT SHAREHOLDERS?

     If the reorganization is approved by shareholders, shareholders of your Fund will receive shares of the New Fund having the same value as their Fund shares. You will automatically be a shareholder in the New Fund.

     WHY IS THE REORGANIZATION BEING RECOMMENDED?

     The reorganization is intended to simplify legal and regulatory compliance functions, and to reduce the costs of performing those functions. Currently, there are 12 Thornburg mutual funds, two of which are funds of Thornburg Limited Term Municipal Fund, Inc., and ten of which are funds of Thornburg Investment Trust, a separate investment company.
The reorganization will combine the two funds of Thornburg Limited Term Municipal Fund, Inc. with the ten funds of Thornburg Investment Trust, so that all 12 funds are combined within only one investment company. There will be no change in the investment objective or polices of your Fund as a result of the reorganization, and your investment manager and the individuals managing your Fund's investments will not change because of the reorganization.

     WILL SHAREHOLDERS HAVE TO PAY ANY SALES LOAD, COMMISSION OR OTHER TRANSACTION FEE IN CONNECTION WITH THE REORGANIZATION?

     No, there are no sales loads, commissions or other fees in connection with the transaction.

     WHO WILL PROVIDE INVESTMENT MANAGEMENT AND OTHER SERVICES TO MY FUND AFTER THE REORGANIZATION?

     Thornburg Investment Management, Inc. ("TIM")	, which currently manages
your Fund, will continue to provide those services after the reorganization, under a contract which is substantially identical to the current contract. Similarly, transfer agent and custodial services will continue to be provided by the same firms.

     WILL THE ADVISORY FEES AND OTHER FEES CHANGE?

     No, the investment advisory fee rate rates, the fee rates for administrative services provided by TIM, and any Rule 12b-1 fees charged to your class of shares will not change as a result of the reorganization.

     WHICH CLASS OF SHARES WILL I RECEIVE?

     You will receive the same class of shares you hold at the time of the reorganization.

     WHAT WILL EXISTING SHAREHOLDERS DO TO OPEN A NEW THORNBURG INVESTMENT TRUST ACCOUNT?

     At the time the reorganization is completed, a shareholder's interest in the Fund will automatically be transferred to the New Fund and a written confirmation will be sent to the shareholder.

     WILL ALL OF MY CURRENT ACCOUNT PRIVILEGES, SUCH AS TELEPHONE
REDEMPTION, SYSTEMATIC PURCHASES, AND LETTERS OF INTENT, TRANSFER WITH MY ACCOUNT IN THE NEW FUND?

     Yes. All of the features you have selected for your current account will be available with your new account.

     WILL SHAREHOLDERS HAVE TO PAY ANY FEDERAL INCOME TAXES AS A RESULT OF THIS REORGANIZATION?

     The reorganization is intended to qualify as a tax free
"reorganization" within the meeting of the Internal Revenue Code. If the reorganization so qualifies, in general, a shareholder will recognize no gain or loss upon the receipt of the shares of the New Fund in connection with the reorganization.

     WHAT IF A SHAREHOLDER REDEEMS SHARES OF THE FUND BEFORE THE
REORGANIZATION TAKES PLACE?

     A shareholder may choose to redeem or exchange shares of the Fund before the reorganization takes place. If so, the redemption or exchange will be treated as a normal redemption or exchange of shares and generally will be a taxable transaction unless the account is not subject to taxes.

     HOW DO I VOTE?

     Shareholders of the Fund are asked to vote at the Fund's Special Meeting of Shareholders which is scheduled for _________, 2004. Your vote is very important. You have the flexibility of voting by mailing in your proxy card, by telephone, or by Internet.

     WHERE SHOULD SHAREHOLDERS CALL FOR INFORMATION?

     Shareholders who want to learn more about Thornburg Funds should call 800-847-0200 or visit Thornburg's website at www.thornburg.com.

                 THORNBURG LIMITED TERM MUNICIPAL FUND, INC.
         Thornburg Limited Term Municipal Fund National Portfolio
                          119 East Marcy Street
                        Santa Fe, New Mexico 87501

                 NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS
                       TO BE HELD ON APRIL ___, 2004

To the Shareholders of
Thornburg Limited Term Municipal Fund National Portfolio

     Notice is hereby given that a Special Meeting of Shareholders (the "Meeting") of Thornburg Limited Term Municipal Fund National Portfolio (the "Fund"), a series of Thornburg Limited Term Municipal Fund, Inc., a Maryland corporation ("Thornburg LTMF") will be held at the offices of the Fund, 119 East Marcy Street, Santa Fe, New Mexico 87501 in April ___, 2004, at 10:00 a.m. Mountain Time, for the following purposes:

     1. To consider and act upon an Agreement and Plan of Reorganization providing for: the transfer of all of the assets of the Fund to Thornburg Limited Term Municipal Fund (the "New Fund"), a separate series of Thornburg Investment Trust, in exchange solely for voting shares of the New Fund, and for the distribution of those shares to the shareholders of the Fund and the subsequent dissolution of the Fund; and

     2. To transact such other business as may properly come before the meeting.

     The Board of Directors has fixed the close of business on _____________, 2004 as the record date for shareholders entitled to notice of and to vote at the meeting.

     A complete list of the shareholders of the Fund entitled to vote at the Meeting will be available and open to the examination of any shareholder of the Fund for any purpose germane to the Meeting during ordinary business hours at the Fund's offices, 119 East Marcy Street, Santa Fe, New Mexico 87501.

     SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETING IN PERSON ARE REQUESTED TO DATE AND SIGN THE ENCLOSED FORM OF PROXY AND RETURN IT PROMPTLY IN THE ENVELOPE PROVIDED FOR THAT PURPOSE.

                                      By Order of the Board of Directors


                                      Dawn B. Fischer
                                      -----------------------------------
                                      Secretary

     YOUR PROMPT ATTENTION TO THE ENCLOSED FORM OF PROXY WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.

                  INSTRUCTIONS FOR SIGNING PROXY CARDS

     The following general rules for signing proxy cards may be of assistance to you and may help avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

     1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the registration on the proxy card.

     2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration on the proxy card.

     3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration.

                 THORNBURG LIMITED TERM MUNICIPAL FUND, INC.
         Thornburg Limited Term Municipal Fund California Portfolio
                          119 East Marcy Street
                        Santa Fe, New Mexico 87501

                 NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS
                       TO BE HELD ON APRIL ___, 2004

To the Shareholders of
Thornburg Limited Term Municipal Fund California Portfolio

     Notice is hereby given that a Special Meeting of Shareholders (the "Meeting") of Thornburg Limited Term Municipal Fund California Portfolio (the "Fund"), a series of Thornburg Limited Term Municipal Fund, Inc., a Maryland corporation ("Thornburg LTMF") will be held at the offices of the Fund, 119 East Marcy Street, Santa Fe, New Mexico 87501 in April ___, 2004, at 10:00 a.m. Mountain Time, for the following purposes:

     1. To consider and act upon an Agreement and Plan of Reorganization providing for: the transfer of all of the assets of the Fund to Thornburg California Limited Term Municipal Fund (the "New Fund"), a separate series of Thornburg Investment Trust, in exchange solely for voting shares of the New Fund, and for the distribution of those shares to the shareholders of the Fund and the subsequent dissolution of the Fund; and

     2. To transact such other business as may properly come before the meeting.

     The Board of Directors has fixed the close of business on _____________, 2004 as the record date for shareholders entitled to notice of and to vote at the meeting.

     A complete list of the shareholders of the Fund entitled to vote at the Meeting will be available and open to the examination of any shareholder of the Fund for any purpose germane to the Meeting during ordinary business hours at the Fund's offices, 119 East Marcy Street, Santa Fe, New Mexico 87501.

     SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETING IN PERSON ARE REQUESTED TO DATE AND SIGN THE ENCLOSED FORM OF PROXY AND RETURN IT PROMPTLY IN THE ENVELOPE PROVIDED FOR THAT PURPOSE.

                                      By Order of the Board of Directors


                                      Dawn B. Fischer
                                      -----------------------------------
                                      Secretary

     YOUR PROMPT ATTENTION TO THE ENCLOSED FORM OF PROXY WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.

                  INSTRUCTIONS FOR SIGNING PROXY CARDS

     The following general rules for signing proxy cards may be of assistance to you and may help avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

     1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the registration on the proxy card.

     2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration on the proxy card.

     3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration.

                                              Control Number: _____________
THORNBURG LIMITED TERM MUNICIPAL FUND, INC.
(Thornburg Limited Term Municipal Fund National Portfolio)

PROXY FOR
SPECIAL MEETING OF SHAREHOLDERS                    THIS PROXY IS SOLICITED
April __, 2004                                   BY THE BOARD OF DIRECTORS

The undersigned shareholder of THORNBURG LIMITED TERM MUNICIPAL FUND NATIONAL PORTFOLIO (the "Fund"), a series of Thornburg Limited Term Municipal Fund, Inc., a Maryland corporation, hereby appoints Dawn B. Fischer, George T. Strickland and Leigh Moiola and each of them, each with full power of substitution, as proxies to represent the undersigned at the Special Meeting of Shareholders of the Fund, which shall be held on April __, 2004 at 10:00 a.m. prevailing Mountain Time at the offices of Thornburg Investment Management, Inc., 119 East Marcy Street, Santa Fe, New Mexico 87501, and at any and all adjournments thereof, and at the meeting to vote all shares of the Fund which the undersigned would be entitled to vote, with all powers the undersigned would possess if personally present, in accordance with the following instructions:

     1. FOR ____ AGAINST _____ ABSTAIN _____ as to the proposal to approve the Agreement and Plan of Reorganization dated December ___, 2003 between Thornburg Limited Term Municipal Fund, Inc., on behalf of the Fund, and Thornburg Investment Trust, on behalf of Thornburg Limited Term Municipal Fund (the "New Fund"), and the proposed transaction whereby substantially all of the assets of the Fund will be transferred to the New Fund, in exchange for shares of the New Fund; immediately thereafter, the shares of the New Fund will be distributed to the shareholders of the Fund in complete liquidation of the Fund; which will thereafter be dissolved;

     2. In their discretion, upon such other business as may properly come before the Meeting or any adjournment thereof.

If more than one of the proxies, or their substitutes, are present at the meeting or at any adjournment thereof, they jointly (or, if only one in present and voting, then that one) shall have authority and may exercise all of the powers granted hereby. This proxy, when properly executed, will be voted in accordance with the instructions marked hereon by the undersigned; in the absence of instructions, this proxy will be voted for the proposal.

IMPORTANT:  Please insert the date of signing.

Date: ___________________ 2004


_______________________________________
Signature of Shareholder


________________________________________
Signature of Shareholder (if held jointly)

This proxy card should be signed exactly as your name(s) appear hereon. If an attorney, executor, guardian or in some representative capacity or as an officer of a corporation or other entity, please add title as such. By signing this proxy card, receipt of the Notice of Special Meeting of Shareholders and Prospectus/Proxy Statement is acknowledged.

PLEASE VOTE, SIGN, DATE AND RETURN THIS PROXY IN THE ENCLOSED ENVELOPE. NO POSTAGE IS NECESSARY IF MAILED IN THE UNITED STATES.

                                              Control Number: _____________
THORNBURG LIMITED TERM MUNICIPAL FUND, INC.
(Thornburg Limited Term Municipal Fund California Portfolio)

PROXY FOR SPECIAL
MEETING OF SHAREHOLDERS                      THIS PROXY IS SOLICITED BY THE
                                             BOARD OF DIRECTORS

April ___, 2004

The undersigned shareholder of THORNBURG LIMITED TERM MUNICIPAL FUND CALIFORNIA PORTFOLIO (the "Fund"), a series of Thornburg Limited Term Municipal Fund, Inc., a Maryland corporation, hereby appoints Dawn B. Fischer, George T. Strickland and Leigh Moiola and each of them, each with full power of substitution, as proxies to represent the undersigned at the Special Meeting of Shareholders of the Fund, which shall be held on April ___, 2004 at 11:00 a.m. prevailing Mountain Time at the offices of Thornburg Investment Management, Inc., 119 East Marcy Street, Santa Fe, New Mexico 87501, and at any and all adjournments thereof, and at the meeting to vote all shares of the Fund which the undersigned would be entitled to vote, with all powers the undersigned would possess if personally present, in accordance with the following instructions:

     1. FOR ___ AGAINST ___ ABSTAIN ___ as to the proposal to approve the Agreement and Plan of Reorganization dated December __, 2003 between Thornburg Limited Term Municipal Fund, Inc., on behalf of the Fund, and Thornburg Investment Trust, on behalf of Thornburg California Limited Term Municipal Fund (the "New Fund"), and the proposed transaction whereby substantially all of the assets of the Fund will be transferred to the New Fund, in exchange for shares of the New Fund; immediately thereafter, the shares of the New Fund will be distributed to the shareholders of the Fund in complete liquidation of the Fund; which will thereafter be dissolved;

    2. In their discretion, upon such other business as may properly come before the Meeting or any adjournment thereof.

If more than one of the proxies, or their substitutes, are present at the meeting or at any adjournment thereof, they jointly (or, if only one is present and voting, then that one) shall have authority and may exercise all of the powers granted hereby. This proxy, when properly executed, will be voted in accordance with the instructions marked hereon by the undersigned; in the absence of instructions, this proxy will be voted for the proposal.

IMPORTANT:  Please insert the date of signing.

Date: ____________, 2004

__________________________________________
Signature of Shareholder


__________________________________________
Signature of Shareholder (if held jointly)

This proxy card should be signed exactly as your name(s) appear hereon. If an attorney, executor, guardian or in some representative capacity or as an officer of a corporation or other entity, please add title as such. By signing this proxy card, receipt of the Notice of Special Meeting of Shareholders and Prospectus/Proxy Statement is acknowledged.

PLEASE VOTE, SIGN, DATE AND RETURN THIS PROXY IN THE ENCLOSED ENVELOPE. NO POSTAGE IS NECESSARY IF MAILED IN THE UNITED STATES.

                       PROSPECTUS AND PROXY STATEMENT
                 (for Holders of Class A and Class C Shares)
                 RELATING TO THE ACQUISITION OF THE ASSETS OF
          THORNBURG LIMITED TERM MUNICIPAL FUND NATIONAL PORTFOLIO
                            a separate series of
                 THORNBURG LIMITED TERM MUNICIPAL FUND, INC.
                            119 East Marcy Street
                          Santa Fe, New Mexico 87501
                               (800) 847-0200

                      BY AND IN EXCHANGE FOR SHARES OF
                    THORNBURG LIMITED TERM MUNICIPAL FUND
                            a separate series of
                         THORNBURG INVESTMENT TRUST
                           119 East Marcy Street
                         Santa Fe, New Mexico 87501
                              (800) 847-0200

     This Prospectus/Proxy Statement relates to the proposed transfer of substantially all of the assets of Thornburg Limited Term Municipal Fund National Portfolio (the "Fund") in exchange solely for shares of Thornburg Limited Term Municipal Fund (the "New Fund"). The Fund and the New Fund each have the same investment objective, which is to seek as high a level of interest income which is exempt from federal income taxes as is consistent, in the view of the Funds' investment adviser, with the preservation of capital. As a result of the proposed transaction, each shareholder of the Fund will receive shares of the New Fund equal in value at the date of the exchange to the value of the shareholder's shares of the Fund. The terms and conditions of these transactions are more fully described in this Prospectus/Proxy Statement and in the Agreement and Plan of Reorganization attached hereto as Exhibit A.

     This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about the New Fund that a prospective investor should know before investing. The New Fund's "Thornburg Limited Term Municipal Funds" Prospectus for Class A and C shares dated __________, 2004 (the "New Fund Prospectus") containing information about the New Fund has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus/Proxy Statement. A Statement of Additional Information dated ________________, 2004 (the "Statement of Additional Information") containing additional information about the New Fund has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus/Proxy Statement. A copy of the New Fund Prospectus and the Statement of Additional Information may be obtained without charge by writing to Thornburg at its address noted above or by calling 1-800-847-0200. Copies of the Fund's current "Thornburg Funds" prospectus for Class A and Class C shares dated February 1, 2004, and its Statement of Additional Information for Class A and Class C shares dated February 1, 2004 are incorporated by reference into this Prospectus/Proxy statement, and may be obtained without charge by writing to Thornburg at the address shown above or by calling 1-800-847-0200.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS COMBINED PROSPECTUS AND PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THORNBURG INVESTMENT TRUST OR THORNBURG LIMITED TERM MUNICIPAL FUND, INC.

     INVESTMENTS IN THORNBURG LIMITED TERM MUNICIPAL FUND (THE "NEW FUND") ARE SUBJECT TO RISK, INCLUDING POSSIBLE RISK OF PRINCIPAL, AND WILL FLUCTUATE IN VALUE. SHARES OF THE NEW FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, AND ARE NOT INSURED BY, ANY BANK, FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY GOVERNMENTAL AGENCY.

     The date of this Prospectus/Proxy Statement is __________, 2004.

                           TABLE OF CONTENTS

Summary of the Proposed Reorganization

Investment Adviser and Distributor of the Fund and the New Fund

Investment Goals, Policies and Restrictions of the Fund and the New Fund

Principal Risk Factors

Fees and Expenses of the Fund and the New Fund

Purchase, Redemption and Exchange Procedures for the Fund and the New Fund

Dividend Policies of the Fund and the New Fund

Comparative Information on Shareholder Rights

Additional Information About Shareholder Accounts

Information About the Reorganization

Capitalization

Additional Information About the Fund and the New Fund

Voting Information

Exhibit A:  Agreement and Plan of Reorganization

For detailed information about the New Fund, see the Thornburg Limited Term Municipal Funds Prospectus dated __________ 2004 (the "New Fund
Prospectus"), which may be obtained without charge by writing Thornburg at the address above or by calling 1-800-847-0200.

                   SUMMARY OF THE PROPOSED REORGANIZATION

     The Board of Directors of Thornburg Limited Term Municipal Fund, Inc. ("Thornburg LTMF"), including the Directors who are not "interested persons" of Thornburg LTMF (the "Independent Directors"), as defined in the Investment Company Act of 1940, have reviewed and unanimously approved an agreement and plan of reorganization (the "Agreement") between Thornburg LTMF on behalf of Thornburg Limited Term Municipal Fund National Portfolio (the "Fund") and Thornburg Investment Trust ("Thornburg Trust") on behalf of Thornburg Limited Term Municipal Fund (the "New Fund") providing for the acquisition of substantially all of the assets of the Fund, a separate fund (sometimes referred to as a "series") of Thornburg LTMF, by the New Fund, a separate series of Thornburg Trust, in exchange solely for voting shares of the New Fund. The aggregate net asset value of the shares of the acquiring New Fund issued in the exchange will equal the aggregate net asset value of the shares outstanding for the acquired Fund. In connection with the transaction, shares of the New Fund will then be distributed to the Fund's shareholders pro rata by class so that holders of each Class of shares of the Fund will receive shares of the corresponding Class of shares of the New Fund. The Fund thereafter will be terminated. These transactions are referred to as the "reorganization."

     As a result of the reorganization, each owner of Class A and Class C shares of the Fund will become an owner of the corresponding class of shares of the New Fund, having an aggregate net asset value equal to the net asset value of that shareholder's shares in the Fund. No sales charge will be imposed on the transaction. As a condition to the closing, Thornburg Trust and Thornburg LTMF will obtain a legal opinion to the effect that, based upon certain facts, assumptions and representations, the reorganization will qualify as a tax-free reorganization for federal income tax purposes. See "Information About the Reorganization." Persons receiving shares of the New Fund in the reorganization will remain free to redeem their shares after the reorganization.

     The Fund and the New Fund have identical investment objectives and policies. The New Fund will commence operations upon the completion of the reorganization with the same portfolio of investments owned by the Fund. The New Fund will have the same investment manager as the Fund, Thornburg Investment Management, Inc. ("TIMI"), which will perform investment management services under an investment management agreement having substantially identical terms and providing for the same fees as the Fund's current investment advisory agreement.

     Expenses of the New Fund are expected to be substantially the same as the expenses of the Fund before the reorganization, as follows:

Fund Annual Operating Expenses
Before the Reorganization
--------------------------------------------

           Class A         .93%
           Class C        1.68%

Expected New Fund Annual Operating Expenses
After the Reorganization
---------------------------------------------

           Class A        .93%
           Class C       1.68%

Expenses of the reorganization will be paid by the Fund and are not expected to have a material effect on the expenses of the Fund. The reorganization is expected to result in cost savings to the shareholders of the New Fund after the reorganization.

     For the reasons set forth below, the Board of Directors of LTMF, including all of the Independent Directors, have unanimously concluded that the reorganization is in the best interests of the shareholders of the Fund. The Board of Directors of Thornburg LTMF therefore have submitted the Agreement for approval by the shareholders of the Fund at a special meeting of shareholders to be held on April __, 2003 (the "Meeting"). Approval of the reorganization with respect to the Fund requires a vote of a majority of the outstanding shares of each of the three classes of the Fund's shares. This Prospectus/Proxy Statement pertains to and is directed to holders of the Fund's Class A and Class C Shares.

     At or about the same time that substantially all of the assets of the Fund are acquired by the New Fund, Thornburg California Limited Term Municipal Fund will acquire substantially all of the assets of Thornburg LTMF's other series, Thornburg Limited Term Municipal Fund California Portfolio. Each of these transactions has been approved by Thornburg LTMF's Board of Directors. The acquisition of substantially all of the assets of the Fund and Thornburg Limited Term Municipal Fund California Portfolio are referred to collectively herein as the "Related Transactions." Completion of the reorganization is contingent upon proper shareholder approval being received for each of the Related Transactions, and the satisfaction of all other conditions to closing the Related Transactions. There can be no assurance shareholder approval can be obtained for each Related Transaction or that the conditions of the other Related Transaction will be satisfied. If shareholders of the Fund approve the reorganization and the other Related Transaction is not approved, the Board of Directors of Thornburg LTMF will consider the alternatives available to it with respect to the Fund, including completion of the reorganization respecting the Fund. See "Voting Information."

     The Board of Directors has approved the reorganization because they believe it would benefit the Fund. The reorganization is intended to simplify legal and regulatory compliance functions, and to reduce the costs of performing these functions. The Board of Directors considered these objectives of the reorganization, together with other factors, which are discussed below under the caption "Information About the Reorganization."

       THE BOARD OF DIRECTORS, INCLUDING THE INDEPENDENT DIRECTORS, UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION.

                   INVESTMENT ADVISER AND DISTRIBUTOR

     The investment adviser to both the Fund and to the New Fund is Thornburg Investment Management, Inc. ("TIMI"), 119 East Marcy Street, Santa Fe, New Mexico 87501. TIMI has been the investment adviser for the Fund since its inception in 1984. TIMI is also the investment adviser for all of the 12 Funds offered by Thornburg Trust, including the New Fund and Thornburg California Limited Term Municipal Fund (the two Funds organized to consummate the Related Transactions), four other Funds which invest principally in municipal obligations for tax exempt current income, two Funds which invest in U.S. Government and other fixed income obligations for current income, three Funds which invest primarily for capital appreciation, and one Fund which invests for current income and capital appreciation. TIMI also provides to each Thornburg mutual fund under its management supervision, administration and performance of certain administrative services. Fees charged to the Fund and the New Fund for these services are described below under "Fees and Expenses of the Fund and the New Fund."

     The distributor of shares to both the Fund and to the New Fund is Thornburg Securities Corporation ("TSC"), 119 East Marcy Street, Santa Fe, New Mexico 87501. TSC has been the distributor for the Fund since its inception in 1984. TSC is also distributor for each other Thornburg mutual fund.


                        INVESTMENT GOALS, POLICIES
               AND RESTRICTIONS OF THE FUND AND THE NEW FUND

Investment Goals and Strategies of the Funds
--------------------------------------------

     The investment goals and strategies of the Fund and the New Fund are identical. The primary investment goal of each Fund is to obtain as high a level of current income exempt from federal individual income tax as is consistent, in the view of the investment adviser, with preservation of capital. The secondary goal of each Fund is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios. Each Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

     Each Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by states and state agencies, local governments and their agencies and by certain United States territories and possessions. The investment adviser, Thornburg Investment Management, Inc. ("TIMI"), actively manages each Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt securities, and analysis of specific securities. Each Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by TIMI to be comparable to obligors with outstanding investment grade obligations. Each Fund's portfolio is "laddered" by investing in obligations of different maturities so that some obligations mature during each of the coming years.

     Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, each Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity normally less than five years. There is no limitation on the maturity of any specific security each Fund may purchase. Each Fund may dispose of any security before it matures. Each Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

     Each Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

     Each Fund normally invests 100% of its assets in municipal obligations. Each Fund may invest up to 20% of its assets in taxable securities which produce income not exempt from federal income tax because of market conditions, pending investment of idle funds or to afford liquidity. A Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If a Fund found it necessary to own taxable investments, some of its income would be subject to federal income tax.

                        PRINCIPAL RISK FACTORS

     Because the Funds' investment goals and policies are identical, the risks of investing in the New Fund are expected to be the same as the risks of investing in the Fund.

     The value of each Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. This effect is more pronounced for intermediate and longer term obligations owned by a Fund. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Nonrated obligations may have, or may be perceived to have, greater risk of default. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

     An investment in either Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     For a further discussion of the investment objectives, policies and restrictions applicable to the New Fund, please see the New Fund
Prospectus, which is available without charge by calling 1-800-847-0200.

             FEES AND EXPENSES OF THE FUND AND THE NEW FUND

Advisory and Administration Fees and Fund Expenses
--------------------------------------------------

     The Fund and the New Fund each have contractual arrangements to obtain investment management, administrative and distribution services which are substantially identical.

     The Fund and The New Fund are each contractually obligated to pay an investment management fee to TIMI based upon the Fund's assets. The fee is computed on average daily net assets at an annual rate as follows:

                  Net Assets                    Annual Rate
                  ----------                    -----------
                  0 to $500 million                 .50%
                  $500 million to $1 billion        .40%
                  $1 billion to $1.5 billion        .30%
                  $1.5 billion to $2.0 billion      .25%
                  more than $2.0 billion            .225%

TIMI also has entered into agreements with the Fund and the New Fund to provide administrative services at an annual rate of .125% of average daily net assets for Class A and Class C shares of each Fund.

     Investment advisory fees, and the other expenses currently paid by the Fund and expected to be paid by the New Fund are set out below. The Shareholder Transaction Expense table shows the transaction fees paid by a shareholder in each Fund upon a purchase or redemption of shares. The Annual Operating Expenses table shows the annual Fund operating expense for the Fund for its fiscal year ended June 30, 2003 and compares those fee and expense percentages to the expected annual fund operating expenses for the New Fund for its current fiscal year.

Shareholder Transaction Expenses
Fees Paid Directly From Your Investment

                                      Fund                 New Fund
                               Class A     Class C    Class A     Class C
                               -------     -------    -------     -------
Maximum Sales Charge (Load) on  1.50%      none       1.50%       none
Purchases (as a percentage of
offering price)

Maximum Deferred Sales Charge   0.50%(1)   0.50% (2)  0.50% (1)   0.50% (2)
(Load) on Redemptions (as a
percentage of redemption
proceeds on original purchase
price, whichever is lower)

Redemption Fees (as a           none       none       none        none
percentage of amount redeemed)

Annual Operating Expenses
Expenses That Are Deducted From Fund Assets
(as a percentage of average net assets)

                                      Fund              New Fund (3)
                               Class A     Class C    Class A     Class C
                               -------     -------    -------     -------
Investment Advisory Fee        .43%         .43%       .43%       .43%

Distribution and Service
(12b-1) Fees                   .25         1.00%       .25%      1.00%

Other Expenses                 .25%         .25%       .25%       .25%
                              -----        -----      -----      -----
Total Annual Operating
Expenses                       .93%        1.68%(4)    .93%      1.68%(4)

(1) Imposed only on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.

(2) Imposed only on redemptions of Class C shares within 12 months of purchase.

(3) The New Fund is a newly organized Fund which has not conducted any business except incident to the reorganization. The fees and expenses shown for the New Fund are estimated fees and expenses expected to be incurred for the fiscal year ending June 30, 2004.

(4) For the fiscal year ending June 30, 2004, Thornburg Investment Management, Inc. and Thornburg Securities Corporation are waiving fees and reimbursing expenses so that actual Class C expenses do not exceed 1.24%. Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses for Class C shares of the New Fund after the reorganization so that actual Class C expenses do not exceed 1.24%. Waivers of fees and reimbursements of expenses may be terminated at any time.

EXAMPLE:

     The following Example is intended to help you compare the cost of investing in the New Fund with the cost of investing in the Fund. The Example assumes that you invest $10,000 in each respective Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                      Fund            New Fund Pro Forma
                               Class A     Class C    Class A     Class C
                               -------     -------    -------     -------
1 Year                          $243        $221       $243        $221
3 Years                         $442        $530       $442        $530
5 Years                         $657        $913       $657        $913
10 Years                        $1,276      $1,987     $1,276      $1,987

You would pay the following expenses if you did not redeem your Class C shares:

                                Fund       New Fund Pro Forma
                                Class C    Class C
                                -------    -------
1 Year                          $171        $171
3 Years                         $530        $530
5 Years                         $913        $913
10 Years                        $1,987      $1,987


                PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES
                        FOR THE FUND AND THE NEW FUND

Sales Charges
-------------

     Share purchase, redemption and exchange procedures for the Class A and Class C shares of the Fund are identical with the purchase, redemption and exchange procedures for the corresponding share classes of the New Fund.

Purchasing Class A Shares
-------------------------

     Class A shares of the Fund and the New Fund are sold at net asset value plus a sales charge at the rates shown in the table below. Class A shares are also subject to a Rule 12b-1 Service Plan, which provides for the Fund's payment of up to 1/4 of 1% of the class's net assets each year for shareholder and distribution services.

                                 As a Percentage      As a Percentage
                                Of Offering Price    Of Net Asset Value
                                -----------------    ------------------
    Less than $250,000.00            1.50%                  1.52%
    $250,000 to 499,999.99           1.25%                  1.27%
    $500,000 to 999,999.99           1.00%                  1.01%
    $1,000,000 and over              0.00%*                 0.00%*

* No sales charge is payable at the time of purchase on investments of $1 million of more made by a purchaser. A contingent deferred sales charge will be imposed on any portions of such investments redeemed within one year of purchase, at a rate of .5% of the amount redeemed.

Class A shares also are sold to specified classes of investors at reduced or no sales charges. For example, a shareholder who redeems Class A shares may reinvest with no sales charge within 2 years of the redemption. Additionally, each time the value of a shareholder's account plus the amount of a new investment passes one of the breakpoints in the table above, the portion of new investments in excess of the breakpoint will be subject to the reduced sales charge. These privileges, and other opportunities for purchase at reduced or no sales charge are described in the New Fund Prospectus, which is available without charge by calling 1-800-847-0200.

Purchasing Class C Shares
-------------------------

     Class C shares of the Fund and the New Fund are sold at net asset value without a sales charge at the time of purchase. Class C shares are subject to a contingent deferred sales charge of 1/2 of 1% of the shares are redeemed within one year of purchase. Class C shares are also subject to Rule 12b-1 Service and Distribution Plans, which provide for the Fund's payment of up to 1% of the class's net assets each year for shareholder and distribution services. Other information respecting the purchase of Class C shares is provided in the New Fund Prospectus.

Exchange Privileges
-------------------

     Class A shares of the Fund may be exchanged for Class A shares of other Thornburg funds, subject to certain conditions described in the Fund's prospectus. Similarly, Class A shares of the New Fund may be exchanged for Class A shares of other Thornburg mutual funds under the same conditions, including the requirement that if you exchange into a fund with a higher sales charge, you must pay the difference between that fund's sales charge and the sales charge you paid on the shares you are exchanging. This charge remains applicable to exchanges of shares received in the reorganization. Each of the Funds permits exchanges by telephone if the telephone exchange privilege has been elected by the shareholder. Shareholders of the Fund who previously elected the telephone exchange privilege will be deemed to have elected the exchange privilege of the New Fund if the reorganization is completed.

Redemptions
------------

     Shares of the Fund and the New Fund properly presented for redemption may be redeemed at the next determined net asset value per share, subject to a contingent deferred sales charge (CDSC) in specific circumstances.
The Fund and the New Fund impose a CDSC of 1/2 of 1% on redemptions of part or all of any purchase of $1 million or more of Class A shares in the event of a redemption within 12 months of purchase. The Fund and the New Fund Class C shares are subject to a CDSC of 1/2 of 1% if redeemed within one year of purchase. Shareholders' holding periods for Class A and Class C shares of the Fund will be added to the period they hold New Fund Class A or Class C shares received in the reorganization to determine if the CDSC is applicable to any redemption of those shares. Shareholders of the Fund who previously elected the telephone redemption privilege will be deemed to have elected the New Fund's telephone redemption privilege if the reorganization is completed.

                       DIVIDEND POLICIES OF FUNDS

     The Fund distributes substantially all of its net investment income and realized capital gains to its shareholders. The Fund declares net income dividends daily and distributes those dividends monthly, and any net realized capital gains are distributed at least annually, usually in December. Distributions are reinvested in Fund shares unless the shareholder elects to receive them in cash. The New Fund intends to follow the same policies.

              COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

     The Fund is a diversified series of Thornburg Limited Term Municipal Fund, Inc. ("Thornburg LTMF"), a Maryland corporation organized in 1984. As a Maryland corporation, Thornburg LTMF is governed by applicable Maryland and federal law, its articles of incorporation and its bylaws. The business of Thornburg LTMF is supervised by its Board of Directors.

     The New Fund is a diversified series of Thornburg Trust, a Massachusetts business trust organized in 1987. As a Massachusetts business trust, Thornburg Trust is governed by applicable Massachusetts and federal law, its declaration of trust, as amended, and its bylaws. The business of Thornburg Trust is supervised by Thornburg Trust's Trustees.

     Thornburg LTMF is currently authorized under its articles of incorporation, as amended, to issue 300,000,000 Class A shares of the Fund, 150,000,000 Class C shares of the Fund, and 250,000,000 Institutional Class shares. Each share has a par value of $.001. The Board of Directors is permitted to increase this authorization from time to time under Maryland law. The Board of Directors is also permitted to create additional funds or "series," and to divide each such series into two or more classes of shares. Thornburg Trust is authorized to create an unlimited number of series, and with respect to each series, to issue an unlimited number of full and fractional shares of one or more classes and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the series. All of the shares of Thornburg LTMF and of Thornburg Trust, respectively, have equal voting rights with each other, except that only shares of the respective series or separate classes within a series are entitled to vote on matters concerning only that series or class. Neither Thornburg LTMF nor Thornburg Trust permits cumulative voting.

     Neither Thornburg LTMF nor Thornburg Trust holds annual shareholder meetings. There normally will not be any meetings of shareholders of Thornburg LTMF, Thornburg Trust or either of the Funds to elect directors or trustees unless fewer than a majority of the directors or trustees then holding office have been elected by shareholders. However, the Board of Directors of Thornburg LTMF or the Trustees of Thornburg Trust may call special meetings from time to time to seek shareholder approval of certain matters, and meetings of shareholders of either Thornburg LTMF or Thornburg Trust will be called upon written request of shareholders holding in the aggregate not less than 10% of the outstanding shares of any affected series or class having voting rights.

     Under Maryland law, shareholders of Thornburg LTMF are not liable for the obligations of Thornburg LTMF. However, under Massachusetts law, there is a remote possibility that shareholders of a Thornburg Trust could, under certain circumstances, be held personally liable for the obligations of such a trust. The declaration of trust for Thornburg Trust contains provisions intended to limit any such liability and to provide indemnification out of Fund property for any shareholder charged or held personally liable for obligations or liabilities of the shareholder's fund solely by reason of being or having been a shareholder of that Fund and not because of the shareholder's acts or omissions or for some other reason. Consequently, the risk of a shareholder of the New Fund incurring financial loss on account of shareholder liability is limited to circumstances in which the New Fund itself would be unable to meet its obligations.

             ADDITIONAL INFORMATION ABOUT SHAREHOLDER ACCOUNTS

     If the reorganization is approved, the New Fund will establish an account for each Fund shareholder.

       No further purchases of the shares of the Fund may be made after the date on which the shareholders of the Fund approve the reorganization, and the share transfer books of the Fund will be permanently closed as of the date of Closing. Only redemption requests and transfer instructions received in proper form by the close of business on the day before the date of Closing will be fulfilled by the Fund. Redemption requests or transfer instructions received by the Fund after that date will be treated as requests for the redemption or instructions for transfer of shares of the New Fund credited to the accounts of shareholders of the New Fund. Accordingly, those redemption requests or transfer instructions after the close of business on the day before Closing will be forwarded to the New Fund. For a complete description of redemption procedures for the New Fund, see the sections of the New Fund Prospectus under the caption "Selling Fund Shares."

                   INFORMATION ABOUT THE REORGANIZATION

Agreement and Plan of Reorganization
------------------------------------

     The following summary of the proposed Agreement and Plan of Reorganization (the "Agreement") is qualified in its entirety by reference to the Agreement attached to this Prospectus/Proxy Statement as Exhibit A.

     The Agreement provides that the New Fund will acquire substantially all of the assets of the Fund in exchange solely for shares of the New Fund on the earliest practicable date following shareholder approval of the reorganization (the "Closing Date"). The number of full and fractional shares of the New Fund to be issued to shareholders of the Fund will be determined on the basis of the relative net asset values per share and aggregate net assets of the New Fund and the Fund computed immediately after the closing of business on the New York Stock Exchange (currently 4:00 p.m., Eastern time) on the last business day before the Closing Date (the "Valuation Date"). The net asset value per share for the Fund will be determined by dividing each class's respective assets, less its respective share of liabilities, by the total number of the class's outstanding shares. Portfolio securities of the Fund will be valued in accordance with the valuation practices of the Fund as described in its prospectus, which is incorporated by reference herein. Valuation procedures of the New Fund are the same as the valuation procedures of the Fund.

     Immediately after the transfer of the Fund's assets to the New Fund on the Closing Date, the Fund will distribute pro rata to its shareholders of record as of the close of business on the Valuation Date the full and fractional shares of the New Fund received by the Fund and will be dissolved as soon thereafter as reasonably practicable. The distribution will be accomplished by the establishment of accounts on the share records of the New Fund in the name of each shareholder of the Fund, each representing the respective pro rata number of full and fractional shares of the New Fund due each of those shareholders. Following the reorganization, shareholders will own shares of the New Fund of the same class as the Fund shares owned before the reorganization. No certificates for shares of the New Fund will be issued.

     The consummation of the reorganization is subject to the conditions set forth in the Agreement. The reorganization is also subject to approval by the Fund's shareholders. Approval requires the affirmative vote of the holders of a majority of each class of shares of the Fund. Further, completion of the reorganization is subject to shareholder approval of the "Related Transaction", which is the proposed transaction in which Thornburg California Limited Term Municipal Fund will acquire substantially all of the assets of Thornburg Limited Term Municipal Fund California Portfolio. If shareholders of the Fund approve the reorganization, but the Related Transaction is not approved, the Board of Directors of the Fund will consider the available alternatives. The Agreement may be terminated and the reorganization abandoned prior to the Closing Date, before or after approval by shareholders of the Fund, by resolution of the Board of Directors of the Fund or the Trustees of Thornburg Trust, under circumstances specified in the Agreement.

     The Fund will pay the costs of the reorganization, which include fees and costs associated with preparing, filing, printing and distributing proxy materials, proxy solicitation costs, costs associated with qualifying shares for sale in various states, and the deregistration and dissolution of Thornburg LTMF.

     The Board of Directors of Thornburg LTMF have determined that participation in the reorganization is in the best interests of shareholders of the Fund.

     Full and fractional shares of beneficial interest of the New Fund will be issued to shareholders of the Fund in accordance with the procedures under the Agreement described above. Each share will be fully paid and non-assessable by the New Fund when issued, and will have no preemptive or conversion rights. See comparative information on shareholder rights, below, for additional information with respect to the shares of the New Fund.

Considerations of the Fund's Board of Directors
-----------------------------------------------

     Thornburg Investment Management, Inc. ("TIMI"), the investment adviser to both the Fund and the New Fund, proposed and recommended the reorganization to the Board of Directors of Thornburg (the "Board") to simplify certain compliance and administrative functions and to reduce the costs associated with the performance of those functions. Based upon TIMI's recommendation, and after consideration of the rationale for the reorganization and certain additional factors described below, the Board, including all of the directors who are not "interested persons" ("Independent Directors") as that term is used in the Investment Company Act of 1940 (the "1940 Act"), has determined that the reorganization is in the best interest of the shareholders of the Fund and that the terms of the agreement and plan of reorganization are fair and reasonable.

     The Board considered the recent increases in compliance and related functions performed for the Fund, and the likely further increase in those functions in the future due to regulatory and rulemaking initiatives by the Congress and the Securities and Exchange Commission. The Board noted specifically in this connection the following factors:

	.    increased duties for the Board assuring compliance with
          revised regulations applicable to mutual funds generally;

	.    increased audit committee functions and additional time
          devoted to audit committee functions by the independent accountants;

 	.    increased number of filings by Thornburg LTMF of
          documents required under state and federal law and increased time for review and discussion of those filings by the Board;
          and,

	.    increased Board fees and associated travel expenses and
          other expenses occasioned by these increased activities.

     The Board further noted in this regard that these functions are generally duplicative of comparable functions performed for and by Thornburg Investment Trust and its Trustees and audit committee.

     The Board concluded that the general complexity of compliance, and administration of compliance could be reduced significantly if the two funds currently offered by Thornburg LTMF were combined with the ten existing funds offered by Thornburg Investment Trust. This combination would, in the Board's view, eliminate the current duplication and reduce complexity by substituting one investment company in the place of two. Moreover, the Board concluded that the reorganization would result in significant cost savings, because the two funds of Thornburg Trust which will acquire Thornburg LTMF's two current funds will share with Thornburg Trust's other funds a number of costs which are currently duplicated (and thus not shared) by Thornburg LTMF and Thornburg Trust.

     In this latter regard the Board considered:

     . legal fees and costs associated with advice on compliance matters, preparation of documents related to compliance, preparation of documents for Board of Directors and audit committee meetings;

     . legal counsel preparation for and attendance at Board of Directors and audit committee meetings;

     . fees and costs associated with preparation and filing of registration statements and other periodic filings, and general corporate work associated with the maintenance of an additional corporate entity;

     . costs, including Directors' fees and travel and other expenses associated with the Board's and the audit committee's fees and meetings; and

     .     expenses and fees of the independent accountants.

The Board also considered the likelihood of future increases in these costs because of increased rulemaking and regulatory complexity, increasing duties placed on investment company directors and audit committees, the possible need to hire additional legal counsel and other persons for audit committees, and possible increases in the frequency of shareholder meetings to elect investment company directors. Based upon estimates by TIMI and legal counsel, the Board determined that it was reasonable to conclude that the costs of the reorganization could be recovered in less than two years.

     The Board also considered other factors in evaluating the proposed reorganization, including the following:

     (1) There would be no change in investment objectives, investment policies, or investment risks as a result of the reorganization;

     (2) After the reorganization, investment management, administrative services, and other functions would be performed under contracts having substantially the same terms as the existing contracts;

     (3) Fees and expenses for the New Fund are expected to be virtually the same as fees and expenses for the Fund, except for the costs of the reorganization (which are expected to be offset, and exceeded over time by cost savings);

     (4) The reorganization will result in no dilution of shareholders' interests;

     (5) Shareholders of the Fund will receive shares in the New Fund of the class corresponding to the same class of shares in the Fund;

     (6) The reorganization will be accomplished without recognition of gain or loss for federal income tax purposes by shareholders of Thornburg LTMF; and

     (7) No sales charges or transaction fees will be assessed against shareholders in connection with the reorganization.

Federal Income Tax Consequences
-------------------------------

     The reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended, with no taxable gain or loss recognized by the Fund, the New Fund, or shareholders of the Fund as a consequence of the reorganization. As a condition to the closing of the reorganization, the Fund and the New Fund will receive an opinion of legal counsel to that effect based on certain assumptions and representations made by the Fund and the New Fund.

     Shareholders of the Fund should consult their tax advisers regarding the effect, if any, of the proposed reorganization in light of their individual circumstances. In particular, shareholders of the Fund should also consult their tax advisers as to the state, local and other tax consequences, if any, of the reorganization.

                              CAPITALIZATION

     The following table sets forth the capitalization of the Fund and the New Fund as of December 31, 2003 and the pro forma capitalization of the combined New Fund as if the reorganization occurred on that date. These numbers will be different at the time of closing because the Fund's net assets for each class will increase or decrease.

CAPITALIZATION OF FUNDS AS OF DECEMBER 31, 2003

                                 FUND             NEW FUND       PRO FORMA
                                 ----             --------       ---------
NET ASSETS
-----------

Class A shares                  $_____              -0-           $_____
Class C shares                  $_____              -0-           $_____
Class I shares                  $_____              -0-           $_____
   TOTAL                        $_____              -0-           $_____

NET ASSETS PER SHARE
--------------------

Class A shares                  $_____              -0-           $_____
Class C shares                  $_____              -0-           $_____
Class I shares                  $_____              -0-           $_____

SHARES OUTSTANDING
------------------

Class A shares                   _____              -0-            _____
Class C shares                   _____              -0-            _____
Class I shares                   _____              -0-            _____
    TOTAL                                           -0- (1)

SHARES AUTHORIZED
-----------------

Class A shares                  300,000,000         unlimited     unlimited
Class C shares                  150,000,000         unlimited     unlimited
Class I shares                  250,000,000         unlimited     unlimited
    TOTAL                       700,000,000         unlimited     unlimited

     (1) It is anticipated that a nominal number of shares of each class will be issued to an officer of TIMI in order to permit the consummation of corporate actions before the reorganization.


                ADDITIONAL INFORMATION ABOUT THE FUNDS

     Additional information respecting the New Fund is included in the Thornburg Limited Term Municipal Funds prospectus dated _______________, 2004 (the "New Fund Prospectus") and in the Thornburg Limited Term Municipal Funds Statement of Additional Information dated ___________________, 2004, which has been filed with the Securities and Exchange Commission. Additional information is also included in the Statement of Additional Information dated ________________, 2004 related to the reorganization which has been filed with the Securities and Exchange Commission. The described New Fund Prospectus and statements of additional information are incorporated by reference herein. Copies of the New Fund Prospectus and the statements of additional information are available upon request and without charge by calling 1-800-847-0200.

     Information about the Fund is included in the Thornburg Funds prospectus dated February 1, 2004, and in the Thornburg Funds Statement of Additional Information dated February 1, 2004. The described prospectus and statement of additional information may been filed with the Securities and Exchange Commission and are incorporated by reference herein. Copies of the prospectus and the statement of additional information are available upon request and without charge by calling 1-800-847-0200.

     Reports and other information filed by Thornburg LTMF and Thornburg Trust can be inspected and copied at the Securities and Exchange Commission's Public Reference Room at 450 Fifth Street, NW, Washington, D.C. 20549. Information about the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are also available on the Commission's Internet site at http://www.sec.gov and copies of information may be obtained, upon payment of a duplicating fee, by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102, or contacting the Commission by e-mail at publicinfo@sec.gov.

     Thornburg LTMF files its registration statements and certain other information with the Commission under Investment Company Act of 1940 file number 811-4302. Thornburg Investment Trust files its registration statements and certain other information with the Commission under Investment Company Act of 1940 file number 811-05201.

VOTING INFORMATION

     Proxies for the meeting are being solicited from the Fund's shareholders by the Board of Directors of Thornburg LTMF. A proxy may be revoked at any time at or before the meeting by oral or written notice to the secretary of Thornburg LTMF, 119 East Marcy Street, Santa Fe, New Mexico 87501, (800) 847-0200. Unless revoked, all valid proxies will be voted in accordance with the specifications therein or, in the absence of specifications, for approval of the reorganization.

     Additional solicitations may be made by telephone, telegraph, facsimile or personal contact by officers or employees of TIMI and its affiliates or by a professional proxy solicitation firm or firms. Expenses of proxy solicitation will be borne by the Fund. Thornburg LTMF has engaged the proxy solicitation firm of ___________ to assist in soliciting proxies for the meeting at an estimated cost of $______.

     Shares of the Fund of record at the close of business on _____________ (the "Record Date") will be entitled to vote at the meeting or any adjournment thereof. The presence in person or by proxy of one-third of the Fund's outstanding shares of the meeting will constitute a quorum. Shareholders are entitled to one vote for each share held, and each fractional share will be entitled to a proportionate fractional vote. Approval of the reorganization requires the affirmative vote of a majority of the outstanding shares of the Fund entitled to vote at the meeting. As of _____________,2004, there were issued and outstanding ______ Class A shares, _________ Class C shares and ________ Class I shares of the Fund. As of the same date, the following persons were known to own of record or beneficially 5% or more of the issued and outstanding shares of any Class of the Funds:

                            [to be inserted]

     As of the same date, there were issued and outstanding ____ Class A shares, ______ Class C shares, and ______ Class I shares of beneficial interest of the New Fund. All of these shares were held by ________, 119 East Marcy Street, Santa Fe, New Mexico 87501. Ms. _______ was issued these shares in order to permit certain actions in connection with the initial organization of the New Fund.

     In the event that a quorum is not present at the meeting, or a quorum is present at the meeting but sufficient votes to approve the reorganization are not received, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the meeting in person or by proxy. If a quorum is not present, the persons named as proxies will vote those proxies which they are entitled to vote for the reorganization in favor of such an adjournment and will vote those proxies required to be voted against the reorganization against any such adjournment.

     "Broker non-votes" are shares held in a broker's street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote, and the broker does not have discretionary voting authority. Abstentions in broker non-votes will be counted as shares present for purposes of determining whether a quorum is present but will not be voted for or against any adjournment or a proposal. Accordingly, abstentions in broker non-votes effectively will be a vote against adjournment and against the proposal because the required vote is a percentage of the shares outstanding.

     THE BOARD OF DIRECTORS, INCLUDING ALL OF THE INDEPENDENT DIRECTORS, RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" THE REORGANIZATION.

Submission of Shareholder Proposals
-----------------------------------

     The Fund does not hold regular shareholder meetings. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the secretary of Thornburg LTMF, 119 East Marcy Street, Santa Fe, New Mexico 87501.

Other Matters to Come Before the Meeting
----------------------------------------

     The Board of Directors of Thornburg LTMF knows of no other business to be brought before the meeting. However, if any other matters properly come before the meeting, proxies will be voted in accordance with the judgment of the Directors.



                             EXHIBIT A
                                to
                      PROSPECTUS/PROXY STATEMENT

                 AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of the ____ day of December 2003, by and between THORNBURG INVESTMENT TRUST, a Massachusetts business trust ("Thornburg Trust"), in respect of Thornburg National Limited Term Municipal Fund (the "New Fund"), a separate series of Thornburg Trust, and THORNBURG LIMITED TERM MUNICIPAL FUND, INC. a Maryland corporation ("Thornburg LTMF"), in respect of Thornburg Limited Term Municipal Fund National Portfolio (the "Fund"), a separate series of Thornburg LTMF.

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of (i) the transfer of substantially all of the Assets (hereinafter defined) of the Fund to the New Fund in exchange solely for Class A, Class C and Class I voting shares of beneficial interest of the New Fund having no par value (the "New Fund Class A Shares," "New Fund Class C Shares," and "New Fund Class I Shares," respectively, and collectively the "New Fund Shares") and (ii) the distribution on the Closing Date (hereinafter defined) of the New Fund Shares to the shareholders of the New Fund in complete liquidation of the Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement. All actions required to be taken by Thornburg Trust pursuant to this Agreement, and all representations, warranties and covenants of Thornburg Trust hereunder, are taken and made on behalf of the New Fund. All actions required to be taken by Thornburg LTMF pursuant to this Agreement, and all representations, warranties and covenants of Thornburg LTMF hereunder, are taken and made on behalf of the New Fund.

     THEREFORE, in consideration of the premises and of the covenants and agreements hereafter described, the parties hereto covenant and agree as follows.

     1.     Procedure for Reorganization.

            (a) Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, Thornburg LTMF agrees to transfer the Assets of the New Fund as set forth in paragraph (b) to the New Fund, and Thornburg Trust agrees to deliver to the New Fund in exchange therefor the number of the New Fund Shares determined by dividing the value of the Assets computed in the manner and as of the time and date set forth in paragraph 2(a), by the net asset value of the New Fund Shares computed in the manner and as of the time and date set forth in paragraph 2(b). These transactions shall take place at the closing provided for in paragraph 3(a) (the "Closing").

            (b) The Assets to be acquired by the New Fund shall consist of all cash, portfolio securities and due bills for dividends, interest, or other receivables or rights to receive any of the foregoing, receivables for shares sold, and any claims or rights with respect to portfolio securities, whether or not arising from contract, which are owned by the New Fund on the closing date provided in paragraph 3(a) (the "Closing Date"). The New Fund will retain cash and cash equivalents in an amount reasonably estimated by it to be sufficient to discharge: (i) obligations incurred in the ordinary course of its business, which could not reasonably be paid before Closing and are not otherwise borne by any other person; and
(ii) costs resulting from the liquidation and deregistration of the Fund and Thornburg LTMF. The Assets will not include any rights in and to the "Thornburg" name or any variant thereof. The Fund has provided the New Fund with a list of the current securities holdings of National Portfolio as of the date of execution of this Agreement. Thornburg LTMF and the Fund reserve the right to sell any of these securities in the ordinary course of business but will not, without prior notification to Thornburg Trust, acquire any additional securities for the Fund other than securities of the type in which the New Fund is permitted to invest.

            (c) On the Closing Date, Thornburg LTMF will cause the Fund to be liquidated and to distribute pro rata to the Fund's shareholders of record (the "Fund Shareholders"), determined on and as of the close of business on the Valuation Date specified in paragraph 2(a), the New Fund Shares received by Thornburg LTMF pursuant to paragraph (a). Specifically, Thornburg LTMF shall (i) distribute the New Fund Class A Shares received in the exchange, pro rata, to the Fund Shareholders holding Class A shares of the Fund, (ii) distribute the New Fund Class C shares received in the exchange, pro rata, to the Fund Shareholders holding Class C shares of the Fund, and (iii) distribute the New Fund Class I Shares received in the exchange, pro rata, to the Fund Shareholders holding Class I shares of the Fund. The liquidation and distribution will be accomplished by the transfer of the New Fund Shares then credited to the account of the Fund on the books of New Fund, to open accounts on the share records of the Fund in the names of the Fund Shareholders and representing the respective pro rata number of New Fund due the Fund Shareholders.

            (d) As of the Closing Date, any physically-issued share certificates held by former Fund Shareholders and relating to Fund shares exchanged for New Fund Shares in accordance with the preceding paragraph
(c) will represent only the right to receive the appropriate number of New Fund Shares. As of the Closing Date, persons holding those certificates will be requested to surrender their certificates. No redemption or repurchase of any New Fund Shares credited to former Fund Shareholders in place of Fund shares represented by unsurrendered certificates will be permitted until those certificates have been surrendered for cancellation or the certificates are cancelled upon the delivery of lost certificate affidavits.

            (e) Any transfer taxes payable upon issuance of New Fund Shares in a name other than that of the registered holder of the New Fund Shares on the books of the Fund as of the Closing Date shall, as a condition of such issuance and transfer, be paid by the person to whom the New Fund Shares are to be issued and transferred.

            (f) The Fund shall be dissolved as soon as reasonably practicable following the Closing Date. Thornburg LTMF will deregister with the Securities and Exchange Commission (the "Commission") in accordance with the Investment Company Act of 1940, as amended (the "1940 Act").

            (g) Thornburg Trust will not assume any liability of Thornburg LTMF, or acquire any Asset subject to any liability, in connection with the transactions contemplated by this Agreement, except that the New Fund will assume the obligation to pay for any portfolio securities purchased by the Portfolio before the Closing Date in the ordinary course of its business and the purchase of which was disclosed to the New Fund by the New Fund Portfolio when the commitment to purchase arose.

     2.     Valuation.

            (a) The value of the Fund's Assets to be acquired by the New Fund hereunder shall be the value of those assets computed as of the close of business on the New York Stock Exchange and after the declaration of any dividends on the business day next preceding the Closing Date (the time and
date being hereinafter called the "Valuation Date").   The value of the
portion of the Fund's Assets consisting of portfolio securities will be computed by Kenny Information Systems, subject to adjustment by the amount, if any, agreed to by the New Fund and the Fund. In determining the value of the Assets, each portfolio security and other portfolio asset shall be priced by Kenny Information Systems in accordance with the policies and procedures of the New Fund (subject to the third sentence hereafter) as set forth in the then current prospectuses and statement of additional information applicable to the New Fund, subject to adjustments agreed to by the Fund and the New Fund. All computations shall be made by Kenny Information Systems. In the event of a dispute with respect to the valuation of any portfolio security or other portfolio asset of the Fund, the New Fund and the Fund shall, by mutual consent, select an independent third party to resolve the matter, and the determination of the independent party will bind the Funds.

            (b) The value of the Assets of each class of the Fund shall be divided, as of the close of business on the New York Stock Exchange and after the declaration of any dividends on the Valuation Date, among the Class A, Class C and Class I shares of National Portfolio (the "Class A Assets," "Class C Assets," and "Class I Assets"), respectively, in accordance with the Fund's customary method of accounting.

            (c) The net asset value of each New Fund Share shall be the net asset value per share computed as of the close of business on the New York Stock Exchange and after the declaration of any dividends on the Valuation Date, using the valuation procedures set forth in the New Fund's then current prospectuses, and in accordance with the New Fund's customary method of accounting.

            (d) On the Closing Date, the New Fund shall issue to the Fund full and fractional New Fund Class A, Class C and Class I shares in the respective numbers determined in accordance with this paragraph 2(d). The number of New Fund Class A shares shall be determined by dividing the value of the Class A Assets by the net asset value of a New Fund Class A share determined in accordance with paragraph 2(c). The number of New Fund Class C shares shall be determined by dividing the value of the Class C Assets by the net asset value of a New Fund Class C share determined in accordance with paragraph 2(c). The number of New Fund Class I shares shall be determined by dividing the value of the Class I Assets by the net asset value of a New Fund Class I share determined in accordance with paragraph 2(c).

     3.     Closing and Closing Date.

            (a) The Closing Date shall be as soon as practicable after approval of the transactions contemplated in this Agreement by the Fund's Shareholders has been obtained. The Closing will be held at 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501, in the offices of Thornburg Management Company, Inc., or at such other place as the parties may agree. The time of Closing will be 8:00 a.m. New York time on the Closing Date. All acts taking place at the Closing will be deemed to occur simultaneously as of the time of the Closing on the Closing Date.

            (b) The Fund's portfolio securities shall be available for inspection by the New Fund, its custodian bank or such other agents of Thornburg Trust as Thornburg Trust shall reasonably designate, at the offices of the Fund's custodian, no later than five business days preceding the Valuation Date, and the Fund will immediately notify the New Fund's investment adviser of any portfolio security thereafter acquired or sold by the Fund. The Fund's securities and cash shall be delivered by Thornburg LTMF to State Street Bank & Trust Company, Boston, MA 02205-9087, as custodian for the New Fund for the account of the New Fund on the Closing Date, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers. The cash delivered shall be in the form of currency or certified or official bank checks, or completed federal funds wire, payable to the order of "State Street Bank & Trust Co., Custodian for Thornburg Limited Term Municipal Fund." The Fund will cause its custodian to deliver at Closing a certificate of an authorized officer of the Custodian stating that the Fund's have been delivered in proper form to the New Fund's custodian on or before the Closing Date.

           (c) In the event that on the Valuation Date (i) the New York Stock Exchange is closed to trading, or (ii) trading or the reporting of trading in securities generally is disrupted so that accurate appraisal of the value of the net assets of the New Fund or the Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

            (d) Thornburg LTMF shall deliver to Thornburg Trust shareholder and shareholder account information as of the close of business on the Valuation Date as reasonably requested by Thornburg Trust. The New Fund shall issue and deliver a confirmation to the Fund at the Closing stating the number of New Fund Shares to be credited on the Closing Date to the Fund, and stating the number of New Fund Shares credited to the Fund's account on the books of the New Fund. Thornburg Trust shall issue and deliver to each former Fund Shareholder, after the Closing, a confirmation stating the number of New Fund Shares credited to the shareholder's account. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party may reasonably request.

     4.     Representations and Warranties.

            (a) Thornburg LTMF represents and warrants to Thornburg Trust as follows:

                 (i) The Fund is a series of Thornburg LTMF, which is a corporation duly formed and validly existing under the laws of the State of Maryland;

                 (ii) Thornburg LTMF is a duly registered open-end management investment company, and its registration with the Commission as an investment company undr the 1940 Act is in full force and effect;

                 (iii) The current prospectuses and statements of additional information of the Fund, each dated November 1, 2003, conform in all material respects to the applicable requirements of the Securities Act of 1933 (the "1933 Act") and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

                 (iv) To the knowledge of Thornburg LTMF, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Fund of the transactions contemplated by this Agreement, except as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, or the rules and regulations under those Acts, all of which shall have been received prior to the Closing Date, except for such consents, approvals, authorizations or orders as may be required subsequent to the Closing Date;

                 (v) The execution, delivery and performance of this Agreement will not result in a material violation of Thornburg LTMF's Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Fund or Thornburg LTMF is a party or by which it is bound;

                 (vi) The Fund has valued, and will continue to value its portfolio securities and other assets in accordance with applicable legal requirements;

                 (vii) All material contracts or other commitments (other than this Agreement) to which the Fund is a party will be terminated without liability to the Fund or the New Fund on or before the Closing Date;

                 (viii) No litigation or administrative proceeding or investigation of or before any court or governmental body or self regulatory organization is presently pending or threatened against the Fund or any of its properties or assets.
                         Thornburg LTMF knows of no facts which might form the basis for the institution of such proceedings, and neither Thornburg LTMF nor the Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body or self regulatory organization which materially and adversely affects their business or their ability to consummate the transactions herein contemplated;

                 (ix) The statement of assets and liabilities, the statement of operations, and the statement of changes in net assets of the Fund at June 30, 2003 have been audited by PricewaterhouseCoopers, LLP, independent certified public accountants, and those statements, together with the statements of assets and liabilities, the statements of operations, and the statements of changes in net assets at December 31, 2003, when issued, fairly reflect, or in the case of the December 31, 2003 statements will fairly reflect, in all material respects the assets, financial condition, results of operations, and changes in net assets of the Fund as of and for the periods ended on those dates and have, or in the case of the December 31, 2003 statements, shall have been prepared, in accordance with generally accepted accounting principles consistently applied; and there are as of the dates thereof no known liabilities of the Fund other than liabilities disclosed or provided for in the foregoing statements;

                 (x) Since June 30, 2003, there has been no material adverse change in the Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business; and the Fund has not incurred any indebtedness maturing more than one year from the date such indebtedness was incurred except as disclosed in Exhibit A. For the purposes of this subparagraph
                         (x), a decline in net asset value per share of the Fund's Shares is not a material adverse change;

                 (xi) At the Closing Date, all material federal and other tax returns and reports of the Fund required by law then to be filed (including any extensions) shall have been filed, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of Thornburg LTMF's knowledge no such return of or relating to the Fund is currently under audit, and no assessment has been asserted with respect to the Fund;

                 (xii) The Fund has met the requirements of Subchapter M of the Code and has elected to be treated as a regulated investment company for each taxable year of its operations since its inception, and will so qualify for the taxable year ending on the Closing Date;

                 (xiii) The Fund is authorized to issue 300,000,000, 150,000,000 and 125,000,000 Class A, Class C and
                         Class I shares, respectively, of the Fund, at the date hereof. All issued and outstanding shares of the Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All issued and outstanding shares of the Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by Thornburg LTMF. All of the issued and outstanding Shares of the Fund will, at the time of Closing, be held by shareholder accounts in the amounts set forth in the list of shareholder's accounts submitted to Thornburg Trust pursuant to paragraph 3(d). The Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any securities issuable by the Fund;

                 (xiv) At the Closing Date, the Fund will have good and marketable title to the Assets to be transferred to the New Fund pursuant to paragraph 1(b), subject to no lien, encumbrance or competing interest in any person, and full right, power, and authority to sell, assign, transfer and deliver the Assets hereunder, and upon delivery and payment for those Assets, the New Fund will acquire good and marketable title thereto, subject to no restriction on the full transfer thereof, including such restrictions as might arise under the 1933 Act other than as disclosed in writing to the New Fund;

                 (xv) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary actions on the part of Thornburg LTMF's Board of Directors, and this Agreement constitutes a valid and binding obligation of Thornburg LTMF, enforceable in accordance with its terms, subject to the approval of the shareholders of the Fund, and further subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and subject to general equity principles;

                 (xvi) The information furnished by the New New Fund LTMF for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby is and shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto;

                 (xvii) The registration statement filed by the New Fund on Form N-14 relating to the New Fund Shares that will be registered with the Commission pursuant to this Agreement, which shall include the proxy statement of Thornburg LTMF in respect of the Fund with respect to the transactions contemplated by this Agreement, and any supplement or amendment thereto or to the documents contained or incorporated therein by reference (the "N-14 Registration Statement"), and the proxy materials of Thornburg LTMF in respect of the Fund included in the N-14 Registration Statement and filed with the Commission pursuant to Section 14 of the 1934 Act with respect to the transactions contemplated by this Agreement, and any supplement or amendment thereto or the documents appended thereto (the "Reorganization Proxy Materials"), from their effective dates with the Commission, through the time of the meeting of shareholders of the Fund contemplated therein (the "Shareholders Meeting") and at the Closing Date: (a) shall comply in all material respects with the provisions of the 1933 Act, 1934 Act and the 1940 Act, the rules and regulations thereunder, and applicable state securities laws, and (b) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, that the representations and warranties in this subparagraph shall only apply to statements in or omissions from the N-14 Registration Statement or Reorganization Proxy Materials made by, or in reliance upon and in conformity with information furnished by or on behalf of Thornburg LTMF.

            (b) Thornburg Trust represents and warrants to Thornburg LTMF as follows:

                 (i) The New Fund is a series of Thornburg Trust, which is a business trust duly formed and validly existing under the laws of the Commonwealth of Massachusetts;

                 (ii) Thornburg Trust is a duly registered open-end management investment company and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

                 (iii) The prospectuses and statements of additional information for shares of the New Fund, when effective, shall conform in all material respects to the applicable requirements of the 1933 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

                 (iv) To the knowledge of Thornburg Trust, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the New Fund of the transactions contemplated by this Agreement, except as may be required under the 1933 Act, the 1934 Act, the 1940 Act, or the rules and regulations under those Acts, all of which shall have been received prior to the Closing Date, except for such consents, approvals, authorizations or orders as may be required subsequent to the Closing Date;

                 (v) The execution, delivery and performance of this Agreement will not result in a material violation of Thornburg Trust's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the New Fund or Thornburg Trust is a party or by which it is bound;

                (vi) The New Fund has valued, and will continue to value, its portfolio securities and other assets in accordance with applicable legal requirements;

                 (vii) No litigation or administrative proceeding or investigation of or before any court or governmental body or self regulatory organization is presently pending or threatened against the New Fund or any of its properties or assets.
                         Thornburg Trust knows of no facts which might form the basis for the institution of such proceedings, and neither Thornburg Trust nor the New Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body or self regulatory organization which materially and adversely affects their business or their ability to consummate the transactions herein contemplated;

                 (viii) At the Closing Date, all federal and other tax returns and reports of the New Fund required by law then to be filed shall have been filed, and all federal and other taxes shall have been paid for as due or provision shall have been made for the payment thereof and, to the best of Thornburg Trust's knowledge, no such return of or relating to the New Fund is currently under audit, and no assessment has been asserted with respect to the New Fund;

                 (ix) The New Fund intends to meet the requirements of Subchapter M of the Code, and intends to be treated as a regulated investment company for the first taxable fiscal year of its operation including the Closing Date;

                 (x) Thornburg Trust is authorized to issue an unlimited number of shares of beneficial interest having no par value. All issued and outstanding New Fund Shares at the Closing Date will be duly and validly issued and outstanding, fully paid and non-assessable. The New Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any securities issuable by the New Fund, nor is there outstanding any security convertible into New Fund Shares (except as the trustees of Thornburg Trust may convert classes of shares in accordance with Thornburg Trust's Declaration of Trust, as amended);

                 (xi) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary actions on the part of Thornburg Trust's trustees, and this Agreement constitutes a valid and binding obligation of Thornburg Trust enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and subject to general equity principles;

                 (xii) New Fund Shares to be issued and delivered to the Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued New Fund Shares, and will be fully paid and non-assessable by Thornburg Trust, except to the extent that shareholders of Thornburg Trust may be held personally liable for obligations of Thornburg Trust;

                (xiii)   The N-14 Registration Statement and the
                         Reorganization Proxy Materials, from their effective dates with the Commission, through the time of the Shareholders Meeting and at the Closing Date:

                         (a) shall comply in all material respects with the provisions of the 1933 Act, 1934 Act and the 1940 Act, the rules and regulations thereunder, and applicable state securities laws, and

                         (b) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading; provided, that the representations and warranties in this subparagraph shall only apply to statements in or omissions from the N-14 Registration Statement or the Reorganization Proxy Materials made in reliance upon and in conformity with information furnished by or on behalf of Thornburg Trust;

                 (xiv) At the Closing Date, the New Fund will have good and marketable title to its assets, subject to no lien, encumbrance or competing interest in any person, and full right, power and authority to sell, assign, transfer and deliver those assets other than as disclosed in writing to Thornburg LTMF; and

                 (xv) The information furnished by Thornburg Trust for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby is and shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

     5.     Covenants of the Parties.

            (a) The New Fund and the Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that the ordinary course of business will include customary dividends and distributions and any other distribution that may be advisable.

            (b) Thornburg LTMF will call a meeting of the shareholders of the Fund to be held as promptly as practicable to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

            (c) Thornburg LTMF covenants that the New Fund Shares to be issued hereunder will not be sold or distributed other than in accordance with the terms of this Agreement.

            (d) Thornburg LTMF will furnish to Thornburg Trust all information reasonably requested and that is within its control for the preparation of the N-14 Registration Statement, the preparation and distribution of the Reorganization Proxy Materials, and for effectuating the transactions contemplated herein. Thornburg LTMF will furnish, or cause its transfer agent to furnish, to Thornburg Trust all information reasonably requested respecting the beneficial ownership of Thornburg LTMF shares, shareholders and shareholder accounts for the mailing of the Reorganization Proxy Materials and for the establishment of New Fund accounts for shareholders of the Fund in accordance with paragraph 1(c). Thornburg LTMF will furnish, or cause its custodian or other agents to furnish, all portfolio asset information reasonably requested by Thornburg Trust in connection with, and to facilitate, the transactions contemplated by this Agreement.

            (e) Subject to the provisions of this Agreement, Thornburg Trust and Thornburg LTMF will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

            (f) Thornburg LTMF shall furnish to Thornburg Trust within 30 days after the Closing Date a detailed trial balance of the Fund's assets and liabilities and computations showing amortization of premium on portfolio securities. Thornburg Funds shall furnish to Thornburg Trust when available the final federal income tax return for the Fund.

            (g) Thornburg LTMF will, as promptly as practicable after the Closing, wind up the business of the Fund, deregister the Fund under applicable federal securities laws, file final reports with the state securities regulators requiring any such reports, prepare and distribute final account statements and tax statements to persons who were formerly shareholders of the Fund, and file any necessary federal and state tax returns.

            (h) Thornburg Trust will prepare and file the N-14 Registration Statement, will file the Reorganization Proxy Materials with applicable regulatory authorities, and will use all reasonable efforts to obtain clearance or effectiveness of the N-14 Registration Statement and the Reorganization Proxy Materials, all in accordance with the 1933 Act, the 1934 Act, and the 1940 Act, and applicable regulations and rulings thereunder, and in accordance with any applicable state statutes and regulations.

            (i) Thornburg Trust agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1934 Act, the 1940 Act and such of the state securities laws as are necessary or appropriate in order to continue its operations after the Closing Date.

     6.     Conditions Precedent to Obligations of Thornburg LTMF.

            The obligations of Thornburg LTMF to consummate the transactions provided for herein shall be subject, at its election, to the performance by Thornburg Trust of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

            (a) All representations and warranties of Thornburg Trust contained in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date; and

            (b) Thornburg Trust shall have delivered to Thornburg LTMF a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to Thornburg LTMF and dated as of the Closing Date, certifying that the representations and warranties of Thornburg Trust made in this Agreement are true and correct at and as of the Closing Date.

     7.     Conditions Precedent to Obligations of Thornburg Trust.

            The obligations of Thornburg Trust to complete the transactions provided for herein shall be subject, at its election, to the performance by Thornburg LTMF of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

            (a) All representations and warranties of Thornburg LTMF contained in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date;

            (b) Thornburg LTMF shall have delivered to Thornburg Trust the following information prepared as of the Closing Date: (i) net asset value pricing sheet of the Fund, with a portfolio listing of each portfolio security including the principal amount, identification of issue, cost, tax lot cost, market price per unit and market value; (ii) trial balance of the Fund's general ledger; (iii) supporting schedules with the details for accounts receivable and accounts payable; (iv) certification from the Fund's custodian that it has delivered to the New Fund's custodian the Assets acquired by the New Fund; and (v) confirmation from the New Fund's transfer agent of the aggregate number of the Fund's shares outstanding and a reconciliation of that number to the number of shares shown in the pricing sheet referred to in (i) above;

            (c) Thornburg LTMF shall have delivered to Thornburg Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to Thornburg Trust and dated as of the Closing Date, certifying that the representations and warranties of Thornburg LTMF made in this Agreement are true and correct at and as of the Closing Date;

            (d) This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Fund in accordance with applicable law and evidence of the approval shall have been delivered to Thornburg Trust; and

            (e) The parties shall have received a favorable opinion of White, Koch, Kelly & McCarthy, P.A. satisfactory to Thornburg LTMF and Thornburg Trust, substantially to the effect that, based upon certain facts, assumptions and representations, the transactions contemplated by this Agreement constitute a tax-free reorganization described in Section 368(a)(1) of the Internal Revenue Code of 1986, as amended, for federal income tax purposes. The delivery of such opinion is conditioned upon receipt by White, Koch, Kelly & McCarthy, P.A. of representations it shall request of Thornburg Trust and Thornburg LTMF.

     8. Further Conditions Precedent to Obligations of Thornburg Trust and Thornburg LTMF.

            Each party's obligations hereunder are, at its election, subject to the further conditions that:

            (a) On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

            (b) On or before the Closing Date, all consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including "no-action" positions of such federal or state authorities) deemed necessary by Thornburg Trust or Thornburg LTMF to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the business assets or properties of Thornburg Trust or Thornburg LTMF; and

            (c) On or before the Closing Date, the N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     9.     Responsibility for Fees and Expenses.

            Thornburg LTMF will pay the costs of the transactions contemplated hereby, including the expenses of preparing and filing the N-14 Registration Statement, the costs of distributing the prospectuses and proxy materials, proxy solicitation costs, and other costs.

     10.    Massachusetts Business Trust.

            Thornburg Trust is organized as a Massachusetts business trust, and references in this Agreement to Thornburg Trust mean and refer to the trustees of Thornburg Trust from time to time serving under its Declaration of Trust on file with the Secretary of State of the Commonwealth of Massachusetts, as the same may be amended from time to time, pursuant to which Thornburg Trust conducts its business. It is expressly agreed that the obligations of Thornburg Trust hereunder shall not be binding upon any of Thornburg Trust's trustees, shareholders, nominees, officers, agents, or employees of Thornburg Trust, or New Fund personally, but bind only the property of the New Fund, as provided in Thornburg Trust's Declaration of Trust. Moreover, no series of Thornburg Trust other than the New Fund shall be responsible for the obligations of Thornburg Trust hereunder, and all persons shall look only to the respective assets of the New Fund to satisfy the obligations of Thornburg Trust hereunder. The execution and delivery of this Agreement have been authorized by Thornburg Trust's trustees, on behalf of the New Fund, and this Agreement has been signed by authorized officers of Thornburg Fund acting as such, and neither such authorization by such trustees, nor such execution and delivery by such officers, shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the respective property of the New Fund, as provided in Thornburg Trust's Declaration of Trust.

     11.    Indemnification.

            (a) The New Fund agrees to indemnify and hold harmless the Fund and each of the Fund's directors and officers from and against any and all losses, claims, damages, liabilities or expenses (including without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Fund or any of its directors or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the New Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

            (b) The Fund agrees to indemnify and hold harmless the New Fund and each of the New Fund's trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the New Fund or any of its trustees or officers may become subject insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

     12.    Entire Agreement; Survival of Warranties.

            (a) Thornburg Trust and Thornburg LTMF agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

            (b) The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

     13.    Termination.

            (a) This Agreement may be terminated by the mutual agreement of Thornburg Trust and Thornburg LTMF. In addition, either Thornburg Trust or Thornburg LTMF may at its option terminate this Agreement at or before the Closing Date because:

                 (i) of a material breach by the other of any representation, warranty or agreement contained herein to be performed at or before the Closing Date; or

                 (ii) a condition herein expressed to be precedent to the
                      obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

            (b) In the event of any such termination, there shall be no liability for damages on the part of either Thornburg Trust or Thornburg LTMF, or their respective trustees, directors or officers, to the other party or its trustees, directors or officers, but each shall bear, except as otherwise provided in section 9, the expenses incurred by them incidental to the preparation and carrying out of this Agreement.

     14.    Amendments.

            This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of Thornburg LTMF and Thornburg Trust; provided, however, that following the shareholders' meeting called by the Fund pursuant to this Agreement, no such amendment may have the effect of changing the provisions for determining the number of New Fund Shares to be issued to the Fund's shareholders under this Agreement to the detriment of those shareholders without their further approval.

     15.    Notices.

 	       Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to Thornburg Trust, 119 East Marcy Street, Santa Fe, New Mexico 87501, Attention:
Brian J. McMahon, and to Thornburg LTMF, 119 East Marcy Street, Santa Fe, New Mexico 87501, Attention: George T. Strickland.

     16.    Headings; Counterparts; Governing Law; Assignment.

            (a) The section and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

            (b) This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

            (c) This Agreement shall be governed by and construed in accordance with the substantive laws of the Commonwealth of Massachusetts, provided that nothing herein shall be construed in a manner inconsistent with the 1940 Act or the Advisers Act (as the same Acts shall have been or will be amended) or rules, orders or regulations of such governmental bodies or authorities having authority with respect to such Acts.

            (d) This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective administrators, executors, legal representatives, heirs, successors and permitted assigns, any rights or remedies under or by reason of this Agreement.

            (e) In the event of any litigation respecting this Agreement or its subject matter, the prevailing party will be entitled to reimbursement from the losing party for the prevailing party's cost of suit, including reasonable attorneys' fees.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and attested to by its Secretary or Assistant Secretary.

                                THORNBURG INVESTMENT TRUST on behalf of
                                THORNBURG NATIONAL LIMITED TERM
                                MUNICIPAL FUND


                                By:
                                      -------------------------------------

                                      ------------------,  ----------------

                                THORNBURG LIMITED TERM MUNICIPAL FUND,
                                INC., on behalf of THORNBURG LIMITED TERM
                                MUNICIPAL FUND NATIONAL PORTFOLIO


                                By:
                                      -------------------------------------

                                      ------------------,  ----------------



                                  EXHIBIT A
                                     to
                     Agreement and Plan of Reorganization
                           Dated December ___, 2003


                          Thornburg Investment Trust
        (on behalf of Thornburg National Limited Term Municipal Fund)
                                     and
                 Thornburg Limited Term Municipal Fund, Inc.
  (on behalf of Thornburg Limited Term Municipal Fund National Portfolio)

Subparagraph 4(a)(x):  None.

                       PROSPECTUS AND PROXY STATEMENT
                 (For Holders of Institutional Class Shares)
                 RELATING TO THE ACQUISITION OF THE ASSETS OF
          THORNBURG LIMITED TERM MUNICIPAL FUND NATIONAL PORTFOLIO
                            a separate series of
                 THORNBURG LIMITED TERM MUNICIPAL FUND, INC.
                            119 East Marcy Street
                          Santa Fe, New Mexico 87501
                               (800) 847-0200

                       BY AND IN EXCHANGE FOR SHARES OF
                     THORNBURG LIMITED TERM MUNICIPAL FUND
                             a separate series of
                          THORNBURG INVESTMENT TRUST
                            119 East Marcy Street
                          Santa Fe, New Mexico 87501
                               (800) 847-0200

     This Prospectus/Proxy Statement relates to the proposed transfer of substantially all of the assets of Thornburg Limited Term Municipal Fund National Portfolio (the "Fund") in exchange solely for shares of Thornburg Limited Term Municipal Fund (the "New Fund"). The Fund and the New Fund each have the same investment objective, which is to seek as high a level of interest income which is exempt from federal income taxes as is consistent, in the view of the Funds' investment adviser, with the preservation of capital. As a result of the proposed transaction, each shareholder of the Fund will receive shares of the New Fund equal in value at the date of the exchange to the value of the shareholder's shares of the Fund. The terms and conditions of these transactions are more fully described in this Prospectus/Proxy Statement and in the Agreement and Plan of Reorganization attached hereto as Exhibit A.

     This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about the New Fund that a prospective investor should know before investing. The New Fund's "Thornburg Limited Term Municipal Funds Institutional Class Shares Prospectus" dated _________, 2004 (the "New Fund Prospectus") containing information about the New Fund has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus/Proxy Statement. A Statement of Additional Information dated ________________, 2004 (the "Statement of Additional Information") containing additional information about the New Fund has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus/Proxy Statement. A copy of the New Fund Prospectus and the Statement of Additional Information may be obtained without charge by writing to Thornburg at its address noted above or by calling 1-800-847-0200. Copies of the Fund's current "Thornburg Institutional Class Shares" Prospectus for Class I shares dated February 1, 2004, and its Statement of Additional Information for Institutional Class Shares dated February 1, 2004 are incorporated by reference into this Prospectus/Proxy Statement, and may be obtained without charge by writing to Thornburg at the address shown above or by calling 1-800-847-0200.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS COMBINED PROSPECTUS AND PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THORNBURG INVESTMENT TRUST OR THORNBURG LIMITED TERM MUNICIPAL FUND, INC.

     INVESTMENTS IN THORNBURG LIMITED TERM MUNICIPAL FUND (THE "NEW FUND") ARE SUBJECT TO RISK, INCLUDING POSSIBLE RISK OF PRINCIPAL, AND WILL FLUCTUATE IN VALUE. SHARES OF THE NEW FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, AND ARE NOT INSURED BY, ANY BANK, FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY GOVERNMENTAL AGENCY.

     The date of this Prospectus/Proxy Statement is __________, 2004.

                           TABLE OF CONTENTS

Summary of the Proposed Reorganization

Investment Adviser and Distributor of the Fund and the New Fund

Investment Goals, Policies and Restrictions of the Fund and the New Fund

Principal Risk Factors

Fees and Expenses of the Fund and the New Fund

Performance Information

Purchase, Redemption and Exchange Procedures for the Fund and the New Fund

Dividend Policies of the Fund and the New Fund

Comparative Information on Shareholder Rights

Additional Information About Shareholder Accounts

Information About the Reorganization

Capitalization

Additional Information About the Fund and the New Fund

Voting Information

Exhibit A:  Agreement and Plan of Reorganization

For detailed information about the New Fund, see the Thornburg Limited Term Municipal Funds Institutional Class Shares Prospectus dated __________ 2004, (the "New Fund Prospectus"), which may be obtained without charge by writing Thornburg at the address noted above or by calling 1-800-847-0200.

                   SUMMARY OF THE PROPOSED REORGANIZATION

     The Board of Directors of Thornburg Limited Term Municipal Fund, Inc. ("Thornburg LTMF"), including the Directors who are not "interested persons" of Thornburg LTMF (the "Independent Directors"), as defined in the Investment Company Act of 1940, have reviewed and unanimously approved an agreement and plan of reorganization (the "Agreement") between Thornburg LTMF on behalf of Thornburg Limited Term Municipal Fund National Portfolio (the "Fund") and Thornburg Investment Trust ("Thornburg Trust") on behalf of Thornburg Limited Term Municipal Fund (the "New Fund") providing for the acquisition of substantially all of the assets of the Fund, a separate fund (sometimes referred to as a "series") of Thornburg LTMF, by the New Fund, a separate series of Thornburg Trust in exchange solely for voting shares of the New Fund. The aggregate net asset value of the shares of the acquiring New Fund issued in the exchange will equal the aggregate net asset value of the shares outstanding for the acquired Fund. In connection with the transaction, shares of the New Fund will then be distributed to the Fund's shareholders pro rata by class so that holders of each Class of Shares of the Fund will receive shares of the corresponding class of shares of the New Fund. The Fund thereafter will be terminated. These transactions are referred to as the "reorganization."

     As a result of the reorganization, each owner of Institutional Class (Class I) shares of the Fund will become an owner of the corresponding class of shares of the New Fund, having an aggregate net asset value equal to the net asset value of that shareholder's shares in the Fund. No sales charge will be imposed on the transaction. As a condition to the closing, Thornburg Trust and Thornburg LTMF will obtain a legal opinion to the effect that, based upon certain facts, assumptions and representations, the reorganization will qualify as a tax-free reorganization for federal income tax purposes. See "Information About the Reorganization." Persons receiving shares of the New Fund in the reorganization will remain free to redeem their shares after the reorganization.

     The Fund and the New Fund have identical investment objectives and policies. The New Fund will commence operations upon the completion of the reorganization with the same portfolio of investments owned by the Fund. The New Fund will have the same investment manager as the Fund, Thornburg Investment Management, Inc. ("TIMI") which will perform investment management services under an investment management agreement having substantially identical terms and providing for the same fees as the Fund's current investment advisory agreement.

     Expenses of the New Fund are expected to be substantially the same as the expenses of the Fund before the reorganization, as follows:

Fund Annual Operating Expenses
Before the Reorganization
--------------------------------------------

           Class I         .58%

Expected New Fund Annual Operating Expenses
After the Reorganization
---------------------------------------------

           Class I        .58%

Expenses of the reorganization will be paid by the Fund, and are not expected to have a material effect on the expenses of the Fund. The reorganization is expected to result in cost savings to the shareholders of the New Fund after the reorganization.

     For the reasons set forth below, the Board of Directors of LTMF, including all of the Independent Directors, have unanimously concluded that the reorganization is in the best interests of the shareholders of the Fund. The Board of Directors of Thornburg LTMF therefore have submitted the Agreement for approval by the shareholders of the Fund at a special meeting of shareholders to be held on April __, 2003 (the "Meeting"). Approval of the reorganization with respect to the Fund requires a vote of a majority of the outstanding shares of each of the three Classes of the Fund's shares. This Prospectus/Proxy Statement pertains to and is directed to holders of the Fund's Institutional Class ("Class I") shares.

     At or about the same time that substantially all of the assets of the Fund are acquired by the New Fund, Thornburg California Limited Term Municipal Fund will acquire substantially all of the assets of Thornburg LTMF's other series, Thornburg Limited Term Municipal Fund California Portfolio. Each of these transactions has been approved by Thornburg LTMF's Board of Directors. The acquisition of substantially all of the assets of the Fund and Thornburg Limited Term Municipal Fund California Portfolio are referred to collectively herein as the "Related Transactions." Completion of the reorganization is contingent upon proper shareholder approval being received for each of the Related Transactions, and the satisfaction of all other conditions to closing the Related Transactions. There can be no assurance shareholder approval can be obtained for each Related Transaction or that the conditions of the other Related Acquisition will be satisfied. If shareholders of the Fund approve the reorganization and the other Related Transaction is not approved, the Board of Directors of Thornburg LTMF will consider the alternatives available to it with respect to the Fund, including completion of the reorganization respecting the Fund. See "Voting Information."

     The Board of Directors has approved the reorganization because they believe it would benefit the Fund. The reorganization is intended to simplify legal and regulatory compliance functions, and to reduce the costs of performing these functions. The Board of Directors considered these objectives of the reorganization, together with other factors, which are discussed below under the caption "Information About the Reorganization."

     THE BOARD OF DIRECTORS, INCLUDING THE INDEPENDENT DIRECTORS,
UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION.

                   INVESTMENT ADVISER AND DISTRIBUTOR

     The investment adviser to both the Fund and to the New Fund is Thornburg Investment Management, Inc. ("TIMI"), 119 East Marcy Street, Santa Fe, New Mexico 87501. TIMI has been the investment adviser for the Fund since its inception in 1984. TIMI is also the investment adviser for all of the 12 Funds offered by Thornburg Trust, including the New Fund and Thornburg California Limited Term Municipal Fund (the two Funds organized to consummate the Related Transactions), four other Funds which invest principally in municipal obligations for tax exempt current income, two Funds which invest in U.S. Government and other fixed income obligations for current income, three Funds which invest primarily for capital appreciation, and one Fund which invests for current income and capital appreciation. TIMI also provides to each Thornburg mutual fund under its management supervision, administration and performance of certain administrative services. Fees charged to the Fund and the New Fund for these services are described below under "Fees and Expenses of the Fund and the New Fund."

     The distributor of shares to both the Fund and to the New Fund is Thornburg Securities Corporation ("TSC"), 119 East Marcy Street, Santa Fe, New Mexico 87501. TSC has been the distributor for the Fund since its inception in 1984. TSC is also distributor for each other Thornburg mutual fund.


                     INVESTMENT GOALS, POLICIES
            AND RESTRICTIONS OF THE FUND AND THE NEW FUND

Investment Goals and Strategies of the Funds
--------------------------------------------

     The investment goals and strategies of the Fund and the New Fund are identical. The primary investment goal of each Fund is to obtain as high a level of current income exempt from federal individual income tax as is consistent, in the view of the investment adviser, with preservation of capital. The secondary goal of each Fund is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios. Each Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

     Each Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by states and state agencies, local governments and their agencies and by certain United States territories and possessions. The investment adviser, Thornburg Investment Management, Inc. ("TIMI") actively manages each Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt securities, and analysis of specific securities. Each Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by TIMI to be comparable to obligors with outstanding investment grade obligations. Each Fund's portfolio is "laddered" by investing in obligations of different maturities so that some obligations mature during each of the coming years.

     Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, each Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity normally less than five years. There is no limitation on the maturity of any specific security each Fund may purchase. Each Fund may dispose of any security before it matures. Each Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

     Each Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

     Each Fund normally invests 100% of its assets in municipal obligations. Each Fund may invest up to 20% of its assets in taxable securities which produce income not exempt from federal income tax because of market conditions, pending investment of idle funds or to afford liquidity. A Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If a Fund found it necessary to own taxable investments, some of its income would be subject to federal income tax.

                        PRINCIPAL RISK FACTORS

     Because the Funds' investment goals and policies are identical, the risks of investing in the New Fund are expected to be the same as the risks of investing in the Fund.

     The value of each Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. This effect is more pronounced for intermediate and longer term obligations owned by a Fund. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Nonrated obligations may have, or may be perceived to have, greater risk of default. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

     An investment in either Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     For a further discussion of the investment objectives, policies and restrictions applicable to the New Fund, please see the New Fund
Prospectus, which is available without charge by calling 1-800-847-0200.

              FEES AND EXPENSES OF THE FUND AND THE NEW FUND

Advisory and Administration Fees and Fund Expenses
--------------------------------------------------

     The Fund and the New Fund each have contractual arrangements to obtain investment management, administrative and distribution services which are substantially identical.

     The Fund and The New Fund are each contractually obligated to pay an investment management fee to TIMI based upon the Fund's assets. The fee is computed on average daily net assets of an annual rate as follows:

                  Net Assets                    Annual Rate

                  0 to $500 million                 .50%
                  $500 million to $1 billion        .40%
                  $1 billion to $1.5 billion        .30%
                  $1.5 billion to $2.0 billion      .25%
                  more than $2.0 billion            .225%

TIMI also has entered into agreements with the Fund and the New Fund to provide administrative services at an annual rate of .05% of average daily net assets for Institutional Class shares of each Fund.

     Investment advisory fees, and the other expenses currently paid by the Fund and expected to be paid by the New Fund are set out below. The Shareholder Transaction Expense table shows the transaction fees paid by a shareholder in each Fund upon a purchase or redemption of shares. The Annual Operating Expenses table shows the annual Fund operating expense for the Fund for its fiscal year ended June 30, 2003 and compares those fee and expense percentages to the expected annual fund operating expenses for the New Fund for its current fiscal year.

Shareholder Transaction Expenses
Fees Paid Directly From Your Investment

                                 Fund          New Fund
                                 Class I       Class I
                                 -------       --------
Maximum Sales Charge (Load) on   none          none
Purchases (as a percentage of
offering price)

Maximum Deferred Sales Charge    none          none
(Load) on Redemptions (as a
percentage of redemption
proceeds on original purchase
price, whichever is lower)

Redemption Fees (as a            none          none
percentage of amount redeemed)

Annual Operating Expenses
Expenses That Are Deducted From Fund Assets
(as a percentage of average net assets)

                                 Fund          New Fund (1)
                                 Class I       Class I
                                 -------       --------

Investment Advisory Fee          .43%          .43%

Distribution and Service
(12b-1) Fees                     .00%          .00%

Other Expenses                   .15%          .15%
                                -----         -----

Total Annual Operating Expenses  .58%          .58%

     (1) The New Fund is a newly organized Fund which has not conducted any business except incident to the reorganization. The fees and expenses shown for The New Fund are estimated fees and expenses expected to be incurred for the fiscal year ending June 30, 2004.

EXAMPLE:

     The following Example is intended to help you compare the cost of investing in the New Fund with the cost of investing in the Fund Portfolio. The Example assumes that you invest $10,000 in each respective Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 Fund          New Fund Pro Forma
                 Class A       Class I
                 --------      --------

1 Year           $59            $59
3 Years          $166           $166
5 Years          $324           $324
10 Years         $726           $726


               PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES
                      FOR THE FUND AND THE NEW FUND

Sales Charges
--------------

     Share purchase, redemption and exchange procedures for the Institutional shares of the Fund are identical with the purchase, redemption and exchange procedures for the corresponding share class of the New Fund.

Purchasing Institutional Class Shares
-------------------------------------

     The Fund's Institutional Class ("Class I") shares are sold with no initial sales charge or contingent deferred sales charge at the net asset value per share.

     Qualified individual investors and qualified institutions purchasing shares for their own account are eligible to purchase Institutional Class shares provided they invest a minimum of $2,500,000. The minimum amount for subsequent purchases is $5,000. Qualified institutions include corporations, banks and insurance companies purchasing for their own account and other institutions such as trusts, endowments and foundations.

     Qualified employee benefit or retirement plans other than an individual retirement account ("IRA") or SEP-IRA are also eligible to purchase Institutional Class shares, provided they either invest a minimum of $1,000,000 in the funds or have 100 or more eligible participants enrolled in the plan. There is no minimum amount for subsequent purchases.

    Investment dealers, financial advisers or other investment professionals, including bank trust departments and companies with trust powers, purchasing for the accounts of others within a clearly defined "wrap" or other fee based investment advisory program are eligible to purchase Institutional Class shares. The Fund's distributor will establish a minimum amount per program or per account to qualify for purchase of Institutional Class shares. The minimum amount per program is currently $100,000.

Exchange Privileges
--------------------

     Class I shares of the Fund may be exchanged for Class I shares of other Thornburg funds, subject to certain conditions described in the Fund's prospectus. Similarly, Class I shares of the New Fund may be exchanged for Class I shares of other Thornburg mutual funds subject to the same conditions. Each of the Funds permits exchanges by telephone if the telephone exchange privilege has been elected by the shareholder. Shareholders of the Fund who previously elected the telephone exchange privilege will be deemed to have elected the exchange privilege of the New Fund if the reorganization is completed.

Redemptions
-----------

     Shares of the Fund and the New Fund properly presented for redemption may be redeemed at the next determined net asset value per share.
Shareholders of the Fund who previously elected the telephone redemption privilege will be deemed to have elected the New Fund's telephone redemption privilege if the reorganization is completed.

                    DIVIDEND POLICIES OF FUNDS

     The Fund distributes substantially all of its net investment income and realized capital gains to its shareholders. The Fund declares net income dividends daily and distributes those dividends monthly, and any net realized capital gains are distributed at least annually, usually in December. Distributions are reinvested in Fund shares unless the shareholder elects to receive them in cash. The New Fund intends to follow the same policies.

              COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

     The Fund is a diversified series of Thornburg Limited Term Municipal Fund, Inc. ("Thornburg LTMF"), a Maryland corporation organized in 1984. As a Maryland corporation, Thornburg LTMF is governed by applicable Maryland and federal law, its articles of incorporation and its bylaws. The business of Thornburg LTMF is supervised by its Board of Directors.

     The New Fund is a diversified series of Thornburg Trust, a Massachusetts business trust organized in 1987. As a Massachusetts business trust, Thornburg Trust is governed by applicable Massachusetts and federal law, its declaration of trust, as amended, and its bylaws. The business of Thornburg Trust is supervised by Thornburg Trust's Trustees.

     Thornburg LTMF is currently authorized under its articles of incorporation, as amended, to issue 300,000,000 Class A shares of the Fund, 150,000,000 Class C shares of the Fund, and 250,000,000 Institutional Class shares. Each share has a par value of $.001. The Board of Directors is permitted to increase this authorization from time to time under Maryland law. The Board of Directors is also permitted to create additional funds or "series," and to divide each such series into two or more classes of shares. Thornburg Trust is authorized to create an unlimited number of series, and with respect to each series, to issue an unlimited number of full and fractional shares of one or more classes and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the series. All of the shares of Thornburg LTMF and of Thornburg Trust, respectively, have equal voting rights with each other, except that only shares of the respective series or separate classes within a series are entitled to vote on matters concerning only that series or class. Neither Thornburg LTMF nor Thornburg Trust permits cumulative voting.

     Neither Thornburg LTMF nor Thornburg Trust holds annual shareholder meetings. There normally will not be any meetings of shareholders of Thornburg LTMF, Thornburg Trust or either of the Funds to elect directors or trustees unless fewer than a majority of the directors or trustees then holding office have been elected by shareholders. However, the Board of Directors of Thornburg LTMF or the trustees of Thornburg Trust may call special meetings from time to time to seek shareholder approval of certain matters, and meetings of shareholders of either Thornburg LTMF or Thornburg Trust will be called upon written request of shareholders holding in the aggregate not less than 10% of the outstanding shares of any affected series or class having voting rights.

     Under Maryland law, shareholders of Thornburg LTMF are not liable for the obligations of Thornburg LTMF. However, under Massachusetts law, there is a remote possibility that shareholders of a Thornburg Trust could, under certain circumstances, be held personally liable for the obligations of such a trust. The declaration of trust for Thornburg Trust contains provisions intended to limit any such liability and to provide indemnification out of Fund property for any shareholder charged or held personally liable for obligations or liabilities of the shareholder's fund solely by reason of being or having been a shareholder of that Fund and not because of the shareholder's acts or omissions or for some other reason. Consequently, the risk of a shareholder of the New Fund incurring financial loss on account of shareholder liability is limited to circumstances in which the New Fund itself would be unable to meet its obligations.

             ADDITIONAL INFORMATION ABOUT SHAREHOLDER ACCOUNTS

     If the reorganization is approved, the New Fund will establish an account for each Fund shareholder.

     No further purchases of the shares of the Fund may be made after the date on which the shareholders of the Fund approve the reorganization, and the share transfer books of the Fund will be permanently closed as of the date of Closing. Only redemption requests and transfer instructions received in proper form by the close of business on the day before the date of Closing will be fulfilled by the Fund. Redemption requests or transfer instructions received by the Fund after that date will be treated as requests for the redemption or instructions for transfer of shares of the New Fund credited to the accounts of shareholders of the Fund.
Accordingly, those redemption requests or transfer instructions after the close of business on the day before Closing will be forwarded to the New Fund. For a complete description of redemption procedures for the New Fund, see the sections of the New Fund Prospectus under the caption "Selling Fund Shares."

                     INFORMATION ABOUT THE REORGANIZATION

Agreement and Plan of Reorganization
------------------------------------

     The following summary of the proposed Agreement and Plan of Reorganization (the "Agreement") is qualified in its entirety by reference to the Agreement attached to this Prospectus/Proxy Statement as Exhibit A.

       The Agreement provides that the New Fund will acquire substantially all of the assets of the Fund in exchange solely for shares of the New Fund on the earliest practicable date following shareholder approval of the reorganization (the "Closing Date"). The number of full and fractional shares of the New Fund to be issued to shareholders of the Fund will be determined on the basis of the relative net asset values per share and aggregate net assets of the New Fund and the Fund computed immediately after the closing of business on the New York Stock Exchange (currently 4:00 p.m., Eastern time) on the last business day before the Closing Date (the "Valuation Date"). The net asset value per share for the Fund will be determined by dividing each class's respective assets, less its respective share of liabilities, by the total number of the class's outstanding shares. Portfolio securities of the Fund will be valued in accordance with the valuation practices of the Fund as described in its prospectus, which is incorporated by reference herein. Valuation procedures of the New Fund are the same as the valuation procedures of the Fund.

     Immediately after the transfer of the Fund's assets to the New Fund on the Closing Date, the Fund will distribute pro rata to its shareholders of record as of the close of business on the Valuation Date the full and fractional shares of the New Fund received by the Fund and will be dissolved as soon thereafter as reasonably practicable. The distribution will be accomplished by the establishment of accounts on the share records of the New Fund in the name of each shareholder of the Fund, each representing the respective pro rata number of full and fractional shares of the New Fund due each of those shareholders. Following the reorganization, shareholders will own shares of the New Fund of the same class as the Fund shares owned before the reorganization. No certificates for shares of the New Fund will be issued.

     The consummation of the reorganization is subject to the conditions set forth in the Agreement. The reorganization is also subject to approval by the Fund's shareholders. Approval requires the affirmative vote of the holders of a majority of each class of shares of the Fund. Further, completion of the reorganization is subject to shareholder approval of the "Related Transaction", which is the proposed transaction in which Thornburg California Limited Term Municipal Fund will acquire substantially all of the assets of Thornburg Limited Term Municipal Fund California Portfolio. If shareholders of the Fund approve the reorganization, but the Related Transaction is not approved, the Board of Directors of the Fund will consider the available alternatives. The Agreement may be terminated and the reorganization abandoned prior to the Closing Date, before or after approval by shareholders of the Fund, by resolution of the Board of Directors of the Fund or the Trustees of Thornburg Trust, under circumstances specified in the Agreement.

     The Fund will pay the costs of the reorganization, which include fees and costs associated with preparing, filing, printing and distributing proxy materials, proxy solicitation costs, costs associated with qualifying shares for sale in various states, and the deregistration and dissolution of Thornburg LTMF.

     The Board of Directors of Thornburg LTMF have determined that participation in the reorganization is in the best interests of shareholders of the Fund.

     Full and fractional shares of beneficial interest of the New Fund will be issued to shareholders of the Fund in accordance with the procedures under the Agreement described above. Each share will be fully paid and non-assessable by the New Fund when issued, and will have no preemptive or conversion rights. See comparative information on shareholder rights, below, for additional information with respect to the shares of the New Fund.

Considerations of the Fund's Board of Directors
-----------------------------------------------

     Thornburg Investment Management, Inc. ("TIMI"), the investment adviser to both the Fund and the New Fund, proposed and recommended the reorganization to the Board of Directors of Thornburg (the "Board") to simplify certain compliance and administrative functions and to reduce the costs associated with the performance of those functions. Based upon TIMI's recommendation, and after consideration of the rationale for the reorganization and certain additional factors described below, the Board, including all of the directors who are not "interested persons" ("Independent Directors") as that term is used in the Investment Company Act of 1940 (the "1940 Act"), has determined that the reorganization is in the best interest of the shareholders of the Fund and that the terms of the agreement and plan of reorganization are fair and reasonable.

     The Board considered the recent increases in compliance and related functions performed for the Fund, and the likely further increase in those functions in the future due to regulatory and rulemaking initiatives by the Congress and the Securities and Exchange Commission. The Board noted specifically in this connection the following factors:

	.    increased duties for the Board assuring compliance with
          revised regulations applicable to mutual funds generally;

	.    increased audit committee functions and additional time
          devoted to audit committee functions by the independent accountants;

 	.    increased number of filings by Thornburg LTMF of
          documents required under state and federal law and increased time for review and discussion of those filings by the Board;
          and,

	.    increased Board fees and associated travel expenses and
          other expenses occasioned by these increased activities.

     The Board further noted in this regard that these functions are generally duplicative of comparable functions performed for and by Thornburg Investment Trust and its Trustees and audit committee.

     The Board concluded that the general complexity of compliance, and administration of compliance could be reduced significantly if the two funds currently offered by Thornburg LTMF were combined with the ten existing funds offered by Thornburg Investment Trust. This combination would, in the Board's view, eliminate the current duplication and reduce complexity by substituting one investment company in the place of two. Moreover, the Board concluded that the reorganization would result in significant cost savings, because the two funds of Thornburg Trust which will acquire Thornburg LTMF's two current funds will share with Thornburg Trust's other funds a number of costs which are currently duplicated (and thus not shared) by Thornburg LTMF and Thornburg Trust.

     In this latter regard the Board considered:

     . legal fees and costs associated with advice on compliance matters, preparation of documents related to compliance, preparation of documents for Board of Directors and audit committee meetings;

     . legal counsel preparation for and attendance at Board of Directors and audit committee meetings;

     . fees and costs associated with preparation and filing of registration statements and other periodic filings, and general corporate work associated with the maintenance of an additional corporate entity;

     . costs, including Directors' fees and travel and other expenses associated with the Board's and the audit committee's fees and meetings; and

     .     expenses and fees of the independent accountants.

The Board also considered the likelihood of future increases in these costs because of increased rulemaking and regulatory complexity, increasing duties placed on investment company directors and audit committees, the possible need to hire additional legal counsel and other persons for audit committees, and possible increases in the frequency of shareholder meetings to elect investment company directors. Based upon estimates by TIMI and legal counsel, the Board determined that it was reasonable to conclude that the costs of the reorganization could be recovered in less than two years.

     The Board also considered other factors in evaluating the proposed reorganization, including the following:

     (1) There would be no change in investment objectives, investment policies, or investment risks as a result of the reorganization;

     (2) After the reorganization, investment management, administrative services, and other functions would be performed under contracts having substantially the same terms as the existing contracts;

     (3) Fees and expenses for the New Fund are expected to be virtually the same as fees and expenses for the Fund, except for the costs of the reorganization (which are expected to be offset, and exceeded over time by cost savings);

     (4) The reorganization will result in no dilution of shareholders' interests;

     (5) Shareholders of the Fund will receive shares in the New Fund of the class corresponding to the same class of shares in the Fund;

     (6) The reorganization will be accomplished without recognition of gain or loss for federal income tax purposes by shareholders of Thornburg LTMF; and

     (7) No sales charges or transaction fees will be assessed against shareholders in connection with the reorganization.

Federal Income Tax Consequences
-------------------------------

     The reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended, with no taxable gain or loss recognized by the Fund, the New Fund, or shareholders of the Fund as a consequence of the reorganization. As a condition to the closing of the reorganization, the Fund and the New Fund will receive an opinion of legal counsel to that effect based on certain assumptions and representations made by the Fund and the New Fund.

     Shareholders of the Fund should consult their tax advisers regarding the effect, if any, of the proposed reorganization in light of their individual circumstances. In particular, shareholders of the Fund should also consult their tax advisers as to the state, local and other tax consequences, if any, of the reorganization.

                              CAPITALIZATION

     The following table sets forth the capitalization of the Fund and the New Fund as of December 31, 2003 and the pro forma capitalization of the combined New Fund as if the reorganization occurred on that date. These numbers will be different at the time of closing because the Fund's net assets for each class will increase or decrease.

CAPITALIZATION OF FUNDS AS OF DECEMBER 31, 2003

                                FUND             NEW FUND       PRO FORMA
                                ----             --------       ---------
NET ASSETS
----------

Class A shares                  $_____              -0-           $_____
Class C shares                  $_____              -0-           $_____
Class I shares                  $_____              -0-           $_____
   TOTAL                        $_____              -0-           $_____

NET ASSETS PER SHARE

Class A shares                  $_____              -0-           $_____
Class C shares                  $_____              -0-           $_____
Class I shares                  $_____              -0-           $_____

SHARES OUTSTANDING

Class A shares                   _____              -0-            _____
Class C shares                   _____              -0-            _____
Class I shares                   _____              -0-            _____
    TOTAL                                           -0- (1)

SHARES AUTHORIZED

Class A shares                  300,000,000         unlimited     unlimited
Class C shares                  150,000,000         unlimited     unlimited
Class I shares                  250,000,000         unlimited     unlimited
    TOTAL                       700,000,000         unlimited     unlimited

     (1) It is anticipated that a nominal number of shares of each class will be issued to an officer of TIMI in order to permit the consummation of corporate actions before the reorganization.

                  ADDITIONAL INFORMATION ABOUT THE FUNDS

     Additional information respecting the New Fund is included in the Thornburg Limited Term Municipal Funds Institutional Class Shares prospectus dated _______________, 2004 (the "New Fund Prospectus") and in the Thornburg Limited Term Municipal Funds Institutional Class Shares Statement of Additional Information dated ___________________, 2004, which has been filed with the Securities and Exchange Commission. Additional information is also included in the Statement of Additional Information dated ________________, 2004 related to the reorganization which has been filed with the Securities and Exchange Commission. The described New Fund Prospectus and statements of additional information are incorporated by reference herein. Copies of the New Fund Prospectus and the statements of additional information are available upon request and without charge by calling 1-800-847-0200.

     Information about the Fund is included in the Thornburg Institutional Class Shares dated February 1, 2004, and in the Thornburg Funds Institutional Class Shares Statement of Additional Information dated February 1, 2004. The described prospectus and statement of additional information have been filed with the Securities and Exchange Commission and are incorporated by reference herein. Copies of the prospectus and the statement of additional information are available upon request and without charge by calling 1-800-847-0200.

     Reports and other information filed by Thornburg LTMF and Thornburg Trust can be inspected and copied at the Securities and Exchange Commission's Public Reference Room at 450 Fifth Street, NW, Washington, D.C. 20549. Information about the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are also available on the Commission's Internet site at http://www.sec.gov and copies of information may be obtained, upon payment of a duplicating fee, by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102, or contacting the Commission by e-mail at publicinfo@sec.gov.

     Thornburg LTMF files its registration statements and certain other information with the Commission under Investment Company Act of 1940 file number 811-4302. Thornburg Investment Trust files its registration statements and certain other information with the Commission under Investment Company Act of 1940 file number 811-05201.

VOTING INFORMATION

     Proxies for the meeting are being solicited from the Fund's shareholders by the Board of Directors of Thornburg LTMF. A proxy may be revoked at any time at or before the meeting by oral or written notice to the secretary of Thornburg LTMF, 119 East Marcy Street, Santa Fe, New Mexico 87501, (800) 847-0200. Unless revoked, all valid proxies will be voted in accordance with the specifications therein or, in the absence of specifications, for approval of the reorganization.

     Additional solicitations may be made by telephone, telegraph, facsimile or personal contact by officers or employees of TIMI and its affiliates or by a professional proxy solicitation firm or firms. Expenses of proxy solicitation will be borne by the Fund. Thornburg LTMF has engaged the proxy solicitation firm of ___________ to assist in soliciting proxies for the meeting at an estimated cost of $______.

     Shares of the Fund of record at the close of business on _____________ (the "Record Date") will be entitled to vote at the meeting or any adjournment thereof. The presence in person or by proxy of one-third of the Fund's outstanding shares at the meeting will constitute a quorum. Shareholders are entitled to one vote for each share held, and each fractional share will be entitled to a proportionate fractional vote. Approval of the reorganization requires the affirmative vote of a majority of the outstanding shares of the Fund entitled to vote at the meeting. As of _____________,2004, there were issued and outstanding ______ Class A shares, and ______ Class C shares and ________ Class I shares of the Fund. As of the same date, the following persons were known to own of record or beneficially 5% or more of the issued and outstanding shares of any Class of the Fund:

                            [to be inserted]

     As of the same date, there were issued and outstanding ____ Class A shares, ______ Class C shares, and ______ Class I shares of beneficial interest of the New Fund. All of these shares were held by ________, 119 East Marcy Street, Santa Fe, New Mexico 87501. Ms. _______ was issued these shares in order to permit certain actions in connection with the initial organization of the New Fund.

     In the event that a quorum is not present at the meeting, or a quorum is present at the meeting but sufficient votes to approve the reorganization are not received, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the meeting in person or by proxy. If a quorum is not present, the persons named as proxies will vote those proxies which they are entitled to vote for the reorganization in favor of such an adjournment and will vote those proxies required to be voted against the reorganization against any such adjournment.

     "Broker non-votes" are shares held in a broker's street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote, and the broker does not have discretionary voting authority. Abstentions in broker non-votes will be counted as shares present for purposes of determining whether a quorum is present but will not be voted for or against any adjournment or a proposal. Accordingly, abstentions in broker non-votes effectively will be a vote against adjournment and against the proposal because the required vote is a percentage of the shares outstanding.

     THE BOARD OF DIRECTORS, INCLUDING ALL OF THE INDEPENDENT DIRECTORS, RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" THE REORGANIZATION.

Submission of Shareholder Proposals
-----------------------------------

     The Fund does not hold regular shareholder meetings. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the secretary of Thornburg LTMF, 119 East Marcy Street, Santa Fe, New Mexico 87501.

Other Matters to Come Before the Meeting
----------------------------------------

     The Board of Directors of Thornburg LTMF knows of no other business to be brought before the meeting. However, if any other matters properly come before the meeting, proxies will be voted in accordance with the judgment of the Directors.




                             EXHIBIT A
                                to
                      PROSPECTUS/PROXY STATEMENT

                 AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of the ____ day of December 2003, by and between THORNBURG INVESTMENT TRUST, a Massachusetts business trust ("Thornburg Trust"), in respect of Thornburg National Limited Term Municipal Fund (the "New Fund"), a separate series of Thornburg Trust, and THORNBURG LIMITED TERM MUNICIPAL FUND, INC. a Maryland corporation ("Thornburg LTMF"), in respect of Thornburg Limited Term Municipal Fund National Portfolio (the "Fund"), a separate series of Thornburg LTMF.

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of (i) the transfer of substantially all of the Assets (hereinafter defined) of the Fund to the New Fund in exchange solely for Class A, Class C and Class I voting shares of beneficial interest of the New Fund having no par value (the "New Fund Class A Shares," "New Fund Class C Shares," and "New Fund Class I Shares," respectively, and collectively the "New Fund Shares") and (ii) the distribution on the Closing Date (hereinafter defined) of the New Fund Shares to the shareholders of the New Fund in complete liquidation of the Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement. All actions required to be taken by Thornburg Trust pursuant to this Agreement, and all representations, warranties and covenants of Thornburg Trust hereunder, are taken and made on behalf of the New Fund. All actions required to be taken by Thornburg LTMF pursuant to this Agreement, and all representations, warranties and covenants of Thornburg LTMF hereunder, are taken and made on behalf of the New Fund.

     THEREFORE, in consideration of the premises and of the covenants and agreements hereafter described, the parties hereto covenant and agree as follows.

     1.     Procedure for Reorganization.

            (a) Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, Thornburg LTMF agrees to transfer the Assets of the New Fund as set forth in paragraph (b) to the New Fund, and Thornburg Trust agrees to deliver to the New Fund in exchange therefor the number of the New Fund Shares determined by dividing the value of the Assets computed in the manner and as of the time and date set forth in paragraph 2(a), by the net asset value of the New Fund Shares computed in the manner and as of the time and date set forth in paragraph 2(b). These transactions shall take place at the closing provided for in paragraph 3(a) (the "Closing").

            (b) The Assets to be acquired by the New Fund shall consist of all cash, portfolio securities and due bills for dividends, interest, or other receivables or rights to receive any of the foregoing, receivables for shares sold, and any claims or rights with respect to portfolio securities, whether or not arising from contract, which are owned by the New Fund on the closing date provided in paragraph 3(a) (the "Closing Date"). The New Fund will retain cash and cash equivalents in an amount reasonably estimated by it to be sufficient to discharge: (i) obligations incurred in the ordinary course of its business, which could not reasonably be paid before Closing and are not otherwise borne by any other person; and
(ii) costs resulting from the liquidation and deregistration of the Fund and Thornburg LTMF. The Assets will not include any rights in and to the "Thornburg" name or any variant thereof. The Fund has provided the New Fund with a list of the current securities holdings of National Portfolio as of the date of execution of this Agreement. Thornburg LTMF and the Fund reserve the right to sell any of these securities in the ordinary course of business but will not, without prior notification to Thornburg Trust, acquire any additional securities for the Fund other than securities of the type in which the New Fund is permitted to invest.

            (c) On the Closing Date, Thornburg LTMF will cause the Fund to be liquidated and to distribute pro rata to the Fund's shareholders of record (the "Fund Shareholders"), determined on and as of the close of business on the Valuation Date specified in paragraph 2(a), the New Fund Shares received by Thornburg LTMF pursuant to paragraph (a). Specifically, Thornburg LTMF shall (i) distribute the New Fund Class A Shares received in the exchange, pro rata, to the Fund Shareholders holding Class A shares of the Fund, (ii) distribute the New Fund Class C shares received in the exchange, pro rata, to the Fund Shareholders holding Class C shares of the Fund, and (iii) distribute the New Fund Class I Shares received in the exchange, pro rata, to the Fund Shareholders holding Class I shares of the Fund. The liquidation and distribution will be accomplished by the transfer of the New Fund Shares then credited to the account of the Fund on the books of New Fund, to open accounts on the share records of the Fund in the names of the Fund Shareholders and representing the respective pro rata number of New Fund due the Fund Shareholders.

            (d) As of the Closing Date, any physically-issued share certificates held by former Fund Shareholders and relating to Fund shares exchanged for New Fund Shares in accordance with the preceding paragraph
(c) will represent only the right to receive the appropriate number of New Fund Shares. As of the Closing Date, persons holding those certificates will be requested to surrender their certificates. No redemption or repurchase of any New Fund Shares credited to former Fund Shareholders in place of Fund shares represented by unsurrendered certificates will be permitted until those certificates have been surrendered for cancellation or the certificates are cancelled upon the delivery of lost certificate affidavits.

            (e) Any transfer taxes payable upon issuance of New Fund Shares in a name other than that of the registered holder of the New Fund Shares on the books of the Fund as of the Closing Date shall, as a condition of such issuance and transfer, be paid by the person to whom the New Fund Shares are to be issued and transferred.

            (f) The Fund shall be dissolved as soon as reasonably practicable following the Closing Date. Thornburg LTMF will deregister with the Securities and Exchange Commission (the "Commission") in accordance with the Investment Company Act of 1940, as amended (the "1940 Act").

            (g) Thornburg Trust will not assume any liability of Thornburg LTMF, or acquire any Asset subject to any liability, in connection with the transactions contemplated by this Agreement, except that the New Fund will assume the obligation to pay for any portfolio securities purchased by the Portfolio before the Closing Date in the ordinary course of its business and the purchase of which was disclosed to the New Fund by the New Fund Portfolio when the commitment to purchase arose.

     2.     Valuation.

            (a) The value of the Fund's Assets to be acquired by the New Fund hereunder shall be the value of those assets computed as of the close of business on the New York Stock Exchange and after the declaration of any dividends on the business day next preceding the Closing Date (the time and
date being hereinafter called the "Valuation Date").   The value of the
portion of the Fund's Assets consisting of portfolio securities will be computed by Kenny Information Systems, subject to adjustment by the amount, if any, agreed to by the New Fund and the Fund. In determining the value of the Assets, each portfolio security and other portfolio asset shall be priced by Kenny Information Systems in accordance with the policies and procedures of the New Fund (subject to the third sentence hereafter) as set forth in the then current prospectuses and statement of additional information applicable to the New Fund, subject to adjustments agreed to by the Fund and the New Fund. All computations shall be made by Kenny Information Systems. In the event of a dispute with respect to the valuation of any portfolio security or other portfolio asset of the Fund, the New Fund and the Fund shall, by mutual consent, select an independent third party to resolve the matter, and the determination of the independent party will bind the Funds.

            (b) The value of the Assets of each class of the Fund shall be divided, as of the close of business on the New York Stock Exchange and after the declaration of any dividends on the Valuation Date, among the Class A, Class C and Class I shares of National Portfolio (the "Class A Assets," "Class C Assets," and "Class I Assets"), respectively, in accordance with the Fund's customary method of accounting.

            (c) The net asset value of each New Fund Share shall be the net asset value per share computed as of the close of business on the New York Stock Exchange and after the declaration of any dividends on the Valuation Date, using the valuation procedures set forth in the New Fund's then current prospectuses, and in accordance with the New Fund's customary method of accounting.

            (d) On the Closing Date, the New Fund shall issue to the Fund full and fractional New Fund Class A, Class C and Class I shares in the respective numbers determined in accordance with this paragraph 2(d). The number of New Fund Class A shares shall be determined by dividing the value of the Class A Assets by the net asset value of a New Fund Class A share determined in accordance with paragraph 2(c). The number of New Fund Class C shares shall be determined by dividing the value of the Class C Assets by the net asset value of a New Fund Class C share determined in accordance with paragraph 2(c). The number of New Fund Class I shares shall be determined by dividing the value of the Class I Assets by the net asset value of a New Fund Class I share determined in accordance with paragraph 2(c).

     3.     Closing and Closing Date.

            (a) The Closing Date shall be as soon as practicable after approval of the transactions contemplated in this Agreement by the Fund's Shareholders has been obtained. The Closing will be held at 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501, in the offices of Thornburg Management Company, Inc., or at such other place as the parties may agree. The time of Closing will be 8:00 a.m. New York time on the Closing Date. All acts taking place at the Closing will be deemed to occur simultaneously as of the time of the Closing on the Closing Date.

            (b) The Fund's portfolio securities shall be available for inspection by the New Fund, its custodian bank or such other agents of Thornburg Trust as Thornburg Trust shall reasonably designate, at the offices of the Fund's custodian, no later than five business days preceding the Valuation Date, and the Fund will immediately notify the New Fund's investment adviser of any portfolio security thereafter acquired or sold by the Fund. The Fund's securities and cash shall be delivered by Thornburg LTMF to State Street Bank & Trust Company, Boston, MA 02205-9087, as custodian for the New Fund for the account of the New Fund on the Closing Date, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers. The cash delivered shall be in the form of currency or certified or official bank checks, or completed federal funds wire, payable to the order of "State Street Bank & Trust Co., Custodian for Thornburg Limited Term Municipal Fund." The Fund will cause its custodian to deliver at Closing a certificate of an authorized officer of the Custodian stating that the Fund's have been delivered in proper form to the New Fund's custodian on or before the Closing Date.

           (c) In the event that on the Valuation Date (i) the New York Stock Exchange is closed to trading, or (ii) trading or the reporting of trading in securities generally is disrupted so that accurate appraisal of the value of the net assets of the New Fund or the Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

            (d) Thornburg LTMF shall deliver to Thornburg Trust shareholder and shareholder account information as of the close of business on the Valuation Date as reasonably requested by Thornburg Trust. The New Fund shall issue and deliver a confirmation to the Fund at the Closing stating the number of New Fund Shares to be credited on the Closing Date to the Fund, and stating the number of New Fund Shares credited to the Fund's account on the books of the New Fund. Thornburg Trust shall issue and deliver to each former Fund Shareholder, after the Closing, a confirmation stating the number of New Fund Shares credited to the shareholder's account. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party may reasonably request.

     4.     Representations and Warranties.

            (a) Thornburg LTMF represents and warrants to Thornburg Trust as follows:

                 (i) The Fund is a series of Thornburg LTMF, which is a corporation duly formed and validly existing under the laws of the State of Maryland;

                 (ii) Thornburg LTMF is a duly registered open-end management investment company, and its registration with the Commission as an investment company undr the 1940 Act is in full force and effect;

                 (iii) The current prospectuses and statements of additional information of the Fund, each dated November 1, 2003, conform in all material respects to the applicable requirements of the Securities Act of 1933 (the "1933 Act") and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

                 (iv) To the knowledge of Thornburg LTMF, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Fund of the transactions contemplated by this Agreement, except as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, or the rules and regulations under those Acts, all of which shall have been received prior to the Closing Date, except for such consents, approvals, authorizations or orders as may be required subsequent to the Closing Date;

                 (v) The execution, delivery and performance of this Agreement will not result in a material violation of Thornburg LTMF's Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Fund or Thornburg LTMF is a party or by which it is bound;

                 (vi) The Fund has valued, and will continue to value its portfolio securities and other assets in accordance with applicable legal requirements;

                 (vii) All material contracts or other commitments (other than this Agreement) to which the Fund is a party will be terminated without liability to the Fund or the New Fund on or before the Closing Date;

                 (viii) No litigation or administrative proceeding or investigation of or before any court or governmental body or self regulatory organization is presently pending or threatened against the Fund or any of its properties or assets.
                         Thornburg LTMF knows of no facts which might form the basis for the institution of such proceedings, and neither Thornburg LTMF nor the Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body or self regulatory organization which materially and adversely affects their business or their ability to consummate the transactions herein contemplated;

                 (ix) The statement of assets and liabilities, the statement of operations, and the statement of changes in net assets of the Fund at June 30, 2003 have been audited by PricewaterhouseCoopers, LLP, independent certified public accountants, and those statements, together with the statements of assets and liabilities, the statements of operations, and the statements of changes in net assets at December 31, 2003, when issued, fairly reflect, or in the case of the December 31, 2003 statements will fairly reflect, in all material respects the assets, financial condition, results of operations, and changes in net assets of the Fund as of and for the periods ended on those dates and have, or in the case of the December 31, 2003 statements, shall have been prepared, in accordance with generally accepted accounting principles consistently applied; and there are as of the dates thereof no known liabilities of the Fund other than liabilities disclosed or provided for in the foregoing statements;

                 (x) Since June 30, 2003, there has been no material adverse change in the Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business; and the Fund has not incurred any indebtedness maturing more than one year from the date such indebtedness was incurred except as disclosed in Exhibit A. For the purposes of this subparagraph
                         (x), a decline in net asset value per share of the Fund's Shares is not a material adverse change;

                 (xi) At the Closing Date, all material federal and other tax returns and reports of the Fund required by law then to be filed (including any extensions) shall have been filed, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of Thornburg LTMF's knowledge no such return of or relating to the Fund is currently under audit, and no assessment has been asserted with respect to the Fund;

                 (xii) The Fund has met the requirements of Subchapter M of the Code and has elected to be treated as a regulated investment company for each taxable year of its operations since its inception, and will so qualify for the taxable year ending on the Closing Date;

                 (xiii) The Fund is authorized to issue 300,000,000, 150,000,000 and 125,000,000 Class A, Class C and
                         Class I shares, respectively, of the Fund, at the date hereof. All issued and outstanding shares of the Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All issued and outstanding shares of the Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by Thornburg LTMF. All of the issued and outstanding Shares of the Fund will, at the time of Closing, be held by shareholder accounts in the amounts set forth in the list of shareholder's accounts submitted to Thornburg Trust pursuant to paragraph 3(d). The Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any securities issuable by the Fund;

                 (xiv) At the Closing Date, the Fund will have good and marketable title to the Assets to be transferred to the New Fund pursuant to paragraph 1(b), subject to no lien, encumbrance or competing interest in any person, and full right, power, and authority to sell, assign, transfer and deliver the Assets hereunder, and upon delivery and payment for those Assets, the New Fund will acquire good and marketable title thereto, subject to no restriction on the full transfer thereof, including such restrictions as might arise under the 1933 Act other than as disclosed in writing to the New Fund;

                 (xv) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary actions on the part of Thornburg LTMF's Board of Directors, and this Agreement constitutes a valid and binding obligation of Thornburg LTMF, enforceable in accordance with its terms, subject to the approval of the shareholders of the Fund, and further subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and subject to general equity principles;

                 (xvi) The information furnished by the New New Fund LTMF for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby is and shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto;

                 (xvii) The registration statement filed by the New Fund on Form N-14 relating to the New Fund Shares that will be registered with the Commission pursuant to this Agreement, which shall include the proxy statement of Thornburg LTMF in respect of the Fund with respect to the transactions contemplated by this Agreement, and any supplement or amendment thereto or to the documents contained or incorporated therein by reference (the "N-14 Registration Statement"), and the proxy materials of Thornburg LTMF in respect of the Fund included in the N-14 Registration Statement and filed with the Commission pursuant to Section 14 of the 1934 Act with respect to the transactions contemplated by this Agreement, and any supplement or amendment thereto or the documents appended thereto (the "Reorganization Proxy Materials"), from their effective dates with the Commission, through the time of the meeting of shareholders of the Fund contemplated therein (the "Shareholders Meeting") and at the Closing Date: (a) shall comply in all material respects with the provisions of the 1933 Act, 1934 Act and the 1940 Act, the rules and regulations thereunder, and applicable state securities laws, and (b) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, that the representations and warranties in this subparagraph shall only apply to statements in or omissions from the N-14 Registration Statement or Reorganization Proxy Materials made by, or in reliance upon and in conformity with information furnished by or on behalf of Thornburg LTMF.

            (b) Thornburg Trust represents and warrants to Thornburg LTMF as follows:

                 (i) The New Fund is a series of Thornburg Trust, which is a business trust duly formed and validly existing under the laws of the Commonwealth of Massachusetts;

                 (ii) Thornburg Trust is a duly registered open-end management investment company and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

                 (iii) The prospectuses and statements of additional information for shares of the New Fund, when effective, shall conform in all material respects to the applicable requirements of the 1933 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

                 (iv) To the knowledge of Thornburg Trust, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the New Fund of the transactions contemplated by this Agreement, except as may be required under the 1933 Act, the 1934 Act, the 1940 Act, or the rules and regulations under those Acts, all of which shall have been received prior to the Closing Date, except for such consents, approvals, authorizations or orders as may be required subsequent to the Closing Date;

                 (v) The execution, delivery and performance of this Agreement will not result in a material violation of Thornburg Trust's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the New Fund or Thornburg Trust is a party or by which it is bound;

                (vi) The New Fund has valued, and will continue to value, its portfolio securities and other assets in accordance with applicable legal requirements;

                 (vii) No litigation or administrative proceeding or investigation of or before any court or governmental body or self regulatory organization is presently pending or threatened against the New Fund or any of its properties or assets.
                         Thornburg Trust knows of no facts which might form the basis for the institution of such proceedings, and neither Thornburg Trust nor the New Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body or self regulatory organization which materially and adversely affects their business or their ability to consummate the transactions herein contemplated;

                 (viii) At the Closing Date, all federal and other tax returns and reports of the New Fund required by law then to be filed shall have been filed, and all federal and other taxes shall have been paid for as due or provision shall have been made for the payment thereof and, to the best of Thornburg Trust's knowledge, no such return of or relating to the New Fund is currently under audit, and no assessment has been asserted with respect to the New Fund;

                 (ix) The New Fund intends to meet the requirements of Subchapter M of the Code, and intends to be treated as a regulated investment company for the first taxable fiscal year of its operation including the Closing Date;

                 (x) Thornburg Trust is authorized to issue an unlimited number of shares of beneficial interest having no par value. All issued and outstanding New Fund Shares at the Closing Date will be duly and validly issued and outstanding, fully paid and non-assessable. The New Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any securities issuable by the New Fund, nor is there outstanding any security convertible into New Fund Shares (except as the trustees of Thornburg Trust may convert classes of shares in accordance with Thornburg Trust's Declaration of Trust, as amended);

                 (xi) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary actions on the part of Thornburg Trust's trustees, and this Agreement constitutes a valid and binding obligation of Thornburg Trust enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and subject to general equity principles;

                 (xii) New Fund Shares to be issued and delivered to the Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued New Fund Shares, and will be fully paid and non-assessable by Thornburg Trust, except to the extent that shareholders of Thornburg Trust may be held personally liable for obligations of Thornburg Trust;

                (xiii)   The N-14 Registration Statement and the
                         Reorganization Proxy Materials, from their effective dates with the Commission, through the time of the Shareholders Meeting and at the Closing Date:

                         (a) shall comply in all material respects with the provisions of the 1933 Act, 1934 Act and the 1940 Act, the rules and regulations thereunder, and applicable state securities laws, and

                         (b) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading; provided, that the representations and warranties in this subparagraph shall only apply to statements in or omissions from the N-14 Registration Statement or the Reorganization Proxy Materials made in reliance upon and in conformity with information furnished by or on behalf of Thornburg Trust;

                 (xiv) At the Closing Date, the New Fund will have good and marketable title to its assets, subject to no lien, encumbrance or competing interest in any person, and full right, power and authority to sell, assign, transfer and deliver those assets other than as disclosed in writing to Thornburg LTMF; and

                 (xv) The information furnished by Thornburg Trust for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby is and shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

     5.     Covenants of the Parties.

            (a) The New Fund and the Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that the ordinary course of business will include customary dividends and distributions and any other distribution that may be advisable.

            (b) Thornburg LTMF will call a meeting of the shareholders of the Fund to be held as promptly as practicable to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

            (c) Thornburg LTMF covenants that the New Fund Shares to be issued hereunder will not be sold or distributed other than in accordance with the terms of this Agreement.

            (d) Thornburg LTMF will furnish to Thornburg Trust all information reasonably requested and that is within its control for the preparation of the N-14 Registration Statement, the preparation and distribution of the Reorganization Proxy Materials, and for effectuating the transactions contemplated herein. Thornburg LTMF will furnish, or cause its transfer agent to furnish, to Thornburg Trust all information reasonably requested respecting the beneficial ownership of Thornburg LTMF shares, shareholders and shareholder accounts for the mailing of the Reorganization Proxy Materials and for the establishment of New Fund accounts for shareholders of the Fund in accordance with paragraph 1(c). Thornburg LTMF will furnish, or cause its custodian or other agents to furnish, all portfolio asset information reasonably requested by Thornburg Trust in connection with, and to facilitate, the transactions contemplated by this Agreement.

            (e) Subject to the provisions of this Agreement, Thornburg Trust and Thornburg LTMF will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

            (f) Thornburg LTMF shall furnish to Thornburg Trust within 30 days after the Closing Date a detailed trial balance of the Fund's assets and liabilities and computations showing amortization of premium on portfolio securities. Thornburg Funds shall furnish to Thornburg Trust when available the final federal income tax return for the Fund.

            (g) Thornburg LTMF will, as promptly as practicable after the Closing, wind up the business of the Fund, deregister the Fund under applicable federal securities laws, file final reports with the state securities regulators requiring any such reports, prepare and distribute final account statements and tax statements to persons who were formerly shareholders of the Fund, and file any necessary federal and state tax returns.

            (h) Thornburg Trust will prepare and file the N-14 Registration Statement, will file the Reorganization Proxy Materials with applicable regulatory authorities, and will use all reasonable efforts to obtain clearance or effectiveness of the N-14 Registration Statement and the Reorganization Proxy Materials, all in accordance with the 1933 Act, the 1934 Act, and the 1940 Act, and applicable regulations and rulings thereunder, and in accordance with any applicable state statutes and regulations.

            (i) Thornburg Trust agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1934 Act, the 1940 Act and such of the state securities laws as are necessary or appropriate in order to continue its operations after the Closing Date.

     6.     Conditions Precedent to Obligations of Thornburg LTMF.

            The obligations of Thornburg LTMF to consummate the transactions provided for herein shall be subject, at its election, to the performance by Thornburg Trust of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

            (a) All representations and warranties of Thornburg Trust contained in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date; and

            (b) Thornburg Trust shall have delivered to Thornburg LTMF a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to Thornburg LTMF and dated as of the Closing Date, certifying that the representations and warranties of Thornburg Trust made in this Agreement are true and correct at and as of the Closing Date.

     7.     Conditions Precedent to Obligations of Thornburg Trust.

            The obligations of Thornburg Trust to complete the transactions provided for herein shall be subject, at its election, to the performance by Thornburg LTMF of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

            (a) All representations and warranties of Thornburg LTMF contained in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date;

            (b) Thornburg LTMF shall have delivered to Thornburg Trust the following information prepared as of the Closing Date: (i) net asset value pricing sheet of the Fund, with a portfolio listing of each portfolio security including the principal amount, identification of issue, cost, tax lot cost, market price per unit and market value; (ii) trial balance of the Fund's general ledger; (iii) supporting schedules with the details for accounts receivable and accounts payable; (iv) certification from the Fund's custodian that it has delivered to the New Fund's custodian the Assets acquired by the New Fund; and (v) confirmation from the New Fund's transfer agent of the aggregate number of the Fund's shares outstanding and a reconciliation of that number to the number of shares shown in the pricing sheet referred to in (i) above;

            (c) Thornburg LTMF shall have delivered to Thornburg Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to Thornburg Trust and dated as of the Closing Date, certifying that the representations and warranties of Thornburg LTMF made in this Agreement are true and correct at and as of the Closing Date;

            (d) This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Fund in accordance with applicable law and evidence of the approval shall have been delivered to Thornburg Trust; and

            (e) The parties shall have received a favorable opinion of White, Koch, Kelly & McCarthy, P.A. satisfactory to Thornburg LTMF and Thornburg Trust, substantially to the effect that, based upon certain facts, assumptions and representations, the transactions contemplated by this Agreement constitute a tax-free reorganization described in Section 368(a)(1) of the Internal Revenue Code of 1986, as amended, for federal income tax purposes. The delivery of such opinion is conditioned upon receipt by White, Koch, Kelly & McCarthy, P.A. of representations it shall request of Thornburg Trust and Thornburg LTMF.

     8. Further Conditions Precedent to Obligations of Thornburg Trust and Thornburg LTMF.

            Each party's obligations hereunder are, at its election, subject to the further conditions that:

            (a) On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

            (b) On or before the Closing Date, all consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including "no-action" positions of such federal or state authorities) deemed necessary by Thornburg Trust or Thornburg LTMF to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the business assets or properties of Thornburg Trust or Thornburg LTMF; and

            (c) On or before the Closing Date, the N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     9.     Responsibility for Fees and Expenses.

            Thornburg LTMF will pay the costs of the transactions contemplated hereby, including the expenses of preparing and filing the N-14 Registration Statement, the costs of distributing the prospectuses and proxy materials, proxy solicitation costs, and other costs.

     10.    Massachusetts Business Trust.

            Thornburg Trust is organized as a Massachusetts business trust, and references in this Agreement to Thornburg Trust mean and refer to the trustees of Thornburg Trust from time to time serving under its Declaration of Trust on file with the Secretary of State of the Commonwealth of Massachusetts, as the same may be amended from time to time, pursuant to which Thornburg Trust conducts its business. It is expressly agreed that the obligations of Thornburg Trust hereunder shall not be binding upon any of Thornburg Trust's trustees, shareholders, nominees, officers, agents, or employees of Thornburg Trust, or New Fund personally, but bind only the property of the New Fund, as provided in Thornburg Trust's Declaration of Trust. Moreover, no series of Thornburg Trust other than the New Fund shall be responsible for the obligations of Thornburg Trust hereunder, and all persons shall look only to the respective assets of the New Fund to satisfy the obligations of Thornburg Trust hereunder. The execution and delivery of this Agreement have been authorized by Thornburg Trust's trustees, on behalf of the New Fund, and this Agreement has been signed by authorized officers of Thornburg Fund acting as such, and neither such authorization by such trustees, nor such execution and delivery by such officers, shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the respective property of the New Fund, as provided in Thornburg Trust's Declaration of Trust.

     11.    Indemnification.

            (a) The New Fund agrees to indemnify and hold harmless the Fund and each of the Fund's directors and officers from and against any and all losses, claims, damages, liabilities or expenses (including without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Fund or any of its directors or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the New Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

            (b) The Fund agrees to indemnify and hold harmless the New Fund and each of the New Fund's trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the New Fund or any of its trustees or officers may become subject insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

     12.    Entire Agreement; Survival of Warranties.

            (a) Thornburg Trust and Thornburg LTMF agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

            (b) The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

     13.    Termination.

            (a) This Agreement may be terminated by the mutual agreement of Thornburg Trust and Thornburg LTMF. In addition, either Thornburg Trust or Thornburg LTMF may at its option terminate this Agreement at or before the Closing Date because:

                 (i) of a material breach by the other of any representation, warranty or agreement contained herein to be performed at or before the Closing Date; or

                 (ii) a condition herein expressed to be precedent to the
                      obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

            (b) In the event of any such termination, there shall be no liability for damages on the part of either Thornburg Trust or Thornburg LTMF, or their respective trustees, directors or officers, to the other party or its trustees, directors or officers, but each shall bear, except as otherwise provided in section 9, the expenses incurred by them incidental to the preparation and carrying out of this Agreement.

     14.    Amendments.

            This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of Thornburg LTMF and Thornburg Trust; provided, however, that following the shareholders' meeting called by the Fund pursuant to this Agreement, no such amendment may have the effect of changing the provisions for determining the number of New Fund Shares to be issued to the Fund's shareholders under this Agreement to the detriment of those shareholders without their further approval.

     15.    Notices.

 	       Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to Thornburg Trust, 119 East Marcy Street, Santa Fe, New Mexico 87501, Attention:
Brian J. McMahon, and to Thornburg LTMF, 119 East Marcy Street, Santa Fe, New Mexico 87501, Attention: George T. Strickland.

     16.    Headings; Counterparts; Governing Law; Assignment.

            (a) The section and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

            (b) This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

            (c) This Agreement shall be governed by and construed in accordance with the substantive laws of the Commonwealth of Massachusetts, provided that nothing herein shall be construed in a manner inconsistent with the 1940 Act or the Advisers Act (as the same Acts shall have been or will be amended) or rules, orders or regulations of such governmental bodies or authorities having authority with respect to such Acts.

            (d) This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective administrators, executors, legal representatives, heirs, successors and permitted assigns, any rights or remedies under or by reason of this Agreement.

            (e) In the event of any litigation respecting this Agreement or its subject matter, the prevailing party will be entitled to reimbursement from the losing party for the prevailing party's cost of suit, including reasonable attorneys' fees.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and attested to by its Secretary or Assistant Secretary.

                                THORNBURG INVESTMENT TRUST on behalf of
                                THORNBURG NATIONAL LIMITED TERM
                                MUNICIPAL FUND


                                By:
                                      -------------------------------------

                                      ------------------,  ----------------

                                THORNBURG LIMITED TERM MUNICIPAL FUND,
                                INC., on behalf of THORNBURG LIMITED TERM
                                MUNICIPAL FUND NATIONAL PORTFOLIO


                                By:
                                      -------------------------------------

                                      ------------------,  ----------------



                                  EXHIBIT A
                                     to
                     Agreement and Plan of Reorganization
                           Dated December ___, 2003


                          Thornburg Investment Trust
        (on behalf of Thornburg National Limited Term Municipal Fund)
                                     and
                 Thornburg Limited Term Municipal Fund, Inc.
  (on behalf of Thornburg Limited Term Municipal Fund National Portfolio)

Subparagraph 4(a)(x):  None.

                      PROSPECTUS AND PROXY STATEMENT
                (For Holders of Class A and Class C Shares)
                RELATING TO THE ACQUISITION OF THE ASSETS OF
        THORNBURG LIMITED TERM MUNICIPAL FUND CALIFORNIA PORTFOLIO
                           a separate series of
                THORNBURG LIMITED TERM MUNICIPAL FUND, INC.
                           119 East Marcy Street
                         Santa Fe, New Mexico 87501
                              (800) 847-0200

                     BY AND IN EXCHANGE FOR SHARES OF
              THORNBURG CALIFORNIA LIMITED TERM MUNICIPAL FUND
                          a separate series of
                        THORNBURG INVESTMENT TRUST
                          119 East Marcy Street
                        Santa Fe, New Mexico 87501
                            (800) 847-0200

     This Prospectus/Proxy Statement relates to the proposed transfer of substantially all of the assets of Thornburg Limited Term Municipal Fund California Portfolio (the 'Fund') in exchange solely for shares of Thornburg Limited Term Municipal Fund (the 'New Fund'). The Fund and the New Fund each have the same investment objective, which is to seek as high a level of interest income which is exempt from federal and California state individual income taxes as is consistent, in the view of the Funds' investment adviser, with the preservation of capital. As a result of the proposed transaction, each shareholder of the Fund Portfolio will receive shares of the New Fund equal in value at the date of the exchange to the value of that shareholder's shares of the Fund. The terms and conditions of these transactions are more fully described in this Prospectus/Proxy Statement and in the Agreement and Plan of Reorganization attached hereto as Exhibit A.

     This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about the New Fund that a prospective investor should know before investing. The New Fund's "Thornburg Limited Term Municipal Funds" Prospectus for Class A and Class C shares dated _______, 2004 (the "New Fund Prospectus") containing information about the New Fund has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus/Proxy Statement. A Statement of Additional Information dated ________________, 2004 (the 'Statement of Additional Information') containing additional information about the New Fund has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus/proxy statement. A copy of the New Prospectus and the Statement of Additional Information may be obtained without charge by writing to Thornburg at its address noted above or by calling 1-800-847-0200. Copies of the Fund's current 'Thornburg Funds' prospectus for Class A and Class C shares dated February 1, 2004, and its Statement of Additional Information for Class A and Class C shares dated February 1, 2004 are incorporated by reference into Prospectus/Proxy Statement, and may be obtained without charge by writing to Thornburg at the address shown above or by calling 1-800-847-0200.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS COMBINED PROSPECTUS AND PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THORNBURG INVESTMENT TRUST OR THORNBURG LIMITED TERM MUNICIPAL FUND, INC.

     INVESTMENTS IN THORNBURG CALIFORNIA LIMITED TERM MUNICIPAL FUND (THE 'NEW FUND') ARE SUBJECT TO RISK, INCLUDING POSSIBLE RISK OF PRINCIPAL, AND WILL FLUCTUATE IN VALUE. SHARES OF THE NEW FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, AND ARE NOT INSURED BY, ANY BANK, FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY GOVERNMENTAL AGENCY.

     The date of this Prospectus/Proxy Statement is __________, 2004.

                           TABLE OF CONTENTS

Summary of the Proposed Reorganization

Investment Adviser and Distributor of the Fund and the New Fund

Investment Goals, Policies and Restrictions of the Fund and the New Fund

Principal Risk Factors

Fees and Expenses of the Fund and the New Fund

Purchase, Redemption and Exchange Procedures for the Fund and the New Fund

Dividend Policies of the Fund and the New Fund

Comparative Information on Shareholder Rights

Additional Information About Shareholder Accounts

Information About the Reorganization

Capitalization

Additional Information About the Fund and the New Fund

Voting Information

Exhibit A:  Agreement and Plan of Reorganization

For detailed information about the New Fund, see the Thornburg Limited Term Municipal Funds Prospectus dated __________ 2004 (the "New Fund
Prospectus"), which may be obtained without charge by writing Thornburg at the address above or by calling 1-800-847-0200.

                   SUMMARY OF THE PROPOSED REORGANIZATION

     The Board of Directors of Thornburg Limited Term Municipal Fund, Inc. ('Thornburg LTMF'), including the Directors who are not 'interested persons' of Thornburg LTMF (the 'Independent Directors'), as defined in the Investment Company Act of 1940, have reviewed and unanimously approved an agreement and plan of reorganization (the 'Agreement') between Thornburg LTMF on behalf of Thornburg Limited Term Municipal Fund California Portfolio (the 'Fund') and Thornburg Investment Trust ('Thornburg Trust') on behalf of Thornburg California Limited Term Municipal Fund (the 'New Fund') providing for the acquisition of substantially all of the assets of the Fund, a separate fund (sometimes referred to as a 'series') of Thornburg LTMF, by the New Fund, a separate series of Thornburg Trust in exchange solely for voting shares of the New Fund. The aggregate net asset value of the shares of the acquiring the New Fund issued in the exchange will equal the aggregate net asset value of the shares outstanding for the acquired Fund. In connection with the transaction, shares of the New Fund will then be distributed to the Fund's shareholders pro rata by class so that holders of each class of shares of the fund will receive shares of the corresponding class of shares of the New Fund. The Fund thereafter will be terminated. These transactions are referred to as the 'reorganization.'

     As a result of the reorganization, each owner of Class A and Class C shares of the Fund will become an owner of the corresponding class of shares of the New Fund, having an aggregate net asset value equal to the net asset value of that shareholder's shares in the Fund. No sales charge will be imposed on the transaction. As a condition to the closing, Thornburg Trust and Thornburg LTMF will obtain a legal opinion to the effect that, based upon certain facts, assumptions and representations, the reorganization will qualify as a tax-free reorganization for federal income tax purposes. See 'Information About the Reorganization.' Persons receiving shares of the New Fund in the reorganization will remain free to redeem their shares after the reorganization.

     The Fund and the New Fund have identical investment objectives and policies. The New Fund will commence operations upon the completion of the reorganization with the same portfolio of investments owned by the Fund. The New Fund will have the same investment manager as the Fund, Thornburg Investment Management, Inc. ("TIMI") which will perform investment management services under an investment management agreement having substantially identical terms and providing for the same fees as the Fund's current investment advisory agreement.

     Expenses of the New Fund are expected to be substantially the same as the expenses of the Fund before the reorganization, as follows:

Fund Annual Operating Expenses
Before the Reorganization
--------------------------------------------

           Class A        1.02%
           Class C        1.80	%

Expected New Fund Annual Operating Expenses
After the Reorganization
---------------------------------------------

           Class A       1.02%
           Class C       1.80%

Expenses of the reorganization will be paid by the Fund and are not expected to have a material effect on the expenses of the Fund. The reorganization is expected to result in cost savings to the shareholders of the New Fund after the reorganization.

     For the reasons set forth below, the Board of Directors of LTMF, including all of the Independent Directors, have unanimously concluded that the reorganization is in the best interests of the shareholders of the Fund. The Board of Directors of Thornburg LTMF therefore have submitted the Agreement for approval by the shareholders of the Fund at a special meeting of shareholders to be held on April __, 2003 (the 'Meeting'). Approval of the reorganization with respect to the Fund requires a vote of a majority of the outstanding shares of each of the three classes of the Fund's shares. This Prospectus/Proxy Statement pertains to and is directed to holders of the Fund's Class A and Class C shares.

     At or about the same time that substantially all of the assets of the Fund are acquired by the New Fund, Thornburg Limited Term Municipal Fund will acquire substantially all of the assets of Thornburg LTMF's other series, Thornburg Limited Term Municipal Fund National Portfolio. Each of these transactions has been approved by Thornburg LTMF's Board of Directors. The acquisition of substantially all of the assets of the Fund and Thornburg Limited Term Municipal Fund National Portfolio are referred to collectively herein as the 'Related Transactions.' Completion of the reorganization is contingent upon proper shareholder approval being received for each of the Related Transactions, and the satisfaction of all other conditions to closing the Related Acquisitions. There can be no assurance shareholder approval can be obtained for each Related Transaction or that the conditions of the other Related Transaction will be satisfied. If shareholders of the Fund approve the reorganization and the other Related Transaction is not approved, the Board of Directors of Thornburg LTMF will consider the alternatives available to it with respect to the Fund, including completion of the reorganization respecting the Fund. See 'Voting Information.'

     The Board of Directors has approved the reorganization because they believe it would benefit the Fund. The reorganization is intended to simplify legal and regulatory compliance functions, and to reduce the costs of performing these functions. The Board of Directors considered these objectives of the reorganization, together with other factors, which are discussed below under the caption 'Information About the Reorganization.'

     THE BOARD OF DIRECTORS, INCLUDING THE INDEPENDENT DIRECTORS,
UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION.

                   INVESTMENT ADVISER AND DISTRIBUTOR

     The investment adviser to both the Fund and to the New Fund is Thornburg Investment Management, Inc. ('TIMI'), 119 East Marcy Street, Santa Fe, New Mexico 87501. TIMI has been the investment adviser for the Fund since its inception in 1984. TIMI is also the investment adviser for all of the 12 Funds offered by Thornburg Trust, including the New Fund and Thornburg Limited Term Municipal Fund (the two Funds organized to consummate the Related Transaction), four other Funds which invest principally in municipal obligations for tax exempt current income, two Funds which invest in U.S. Government and other fixed income obligations for current income, three Funds which invest primarily for capital appreciation, and one Fund which invests for current income and capital appreciation. TIMI also provides to each Thornburg mutual fund under its management supervision, administration and performance of certain administrative services. Fees charged to the Fund and the New Fund for these services are described below under 'Fees and Expenses of the Fund and the New Fund.'

     The distributor of shares to both the Fund and to the New Fund is Thornburg Securities Corporation ('TSC'), 119 East Marcy Street, Santa Fe, New Mexico 87501. TSC has been the distributor for the Fund since its inception in 1987. TSC is also distributor for each other Thornburg mutual fund.

                    INVESTMENT GOALS, POLICIES
            AND RESTRICTIONS OF THE FUND AND THE NEW FUND

Investment Goals and Strategies of the Funds
--------------------------------------------

     The investment goals and strategies of the Fund and the New Fund are identical. The primary investment goal of each Fund is to obtain as high a level of current income exempt from federal and California state individual income tax as is consistent, in the view of the investment adviser, with preservation of capital. The secondary goal of each Fund is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios. Each Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

     Each Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by the State of California and its agencies, and by California local governments and their agencies. The investment adviser, Thornburg Investment Management, Inc. ('TIMI') actively manages each Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt securities, and analysis of specific securities. Each Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by TIMI to be comparable to obligors with outstanding investment grade obligations. The Fund may invest in obligations issued by certain United States territories and possessions. Each Fund's portfolio is 'laddered' by investing in obligations of different maturities so that some obligations mature during each of the coming years.

     Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, each Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity normally less than five years. There is no limitation on the maturity of any specific security each Fund may purchase. Each Fund may dispose of any security before it matures. Each Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

     Each Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

     Under normal conditions each Fund invests at least 80% of its assets in municipal obligations originating in California which are exempt from California and regular federal income taxes, and normally invests 100% of its assets in municipal obligations originating in California or issued by United States territories and possessions. Each Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal or California income tax. These investments may be made due to market conditions, pending investment of idle funds or to afford liquidity. Each Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods s of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal and California income taxes.

                        PRINCIPAL RISK FACTORS

     Because the Funds' investment goals and policies are identical, the risks of investing in the New Fund are expected to be the same as the risks of investing in the Fund.

     The value of each Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. This effect is more pronounced for intermediate and longer term obligations owned by a Fund. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Nonrated obligations may have, or may be perceived to have, greater risk of default. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

     An investment in either Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     For a further discussion of the investment objectives, policies and restrictions applicable to the New Fund, please see the New Fund
Prospectus, which is available without charge by calling 1-800-847-0200.

                FEES AND EXPENSES OF THE FUND AND THE NEW FUND

Advisory and Administration Fees and Fund Expenses
--------------------------------------------------

     The Fund and the New Fund each have contractual arrangements to obtain investment management, administrative and distribution services which are substantially identical.

     The Fund and The New Fund are each contractually obligated to pay an investment management fee to TIMI based upon the Fund's assets. The fee is computed on average daily net assets at an annual rate as follows:

                  Net Assets                    Annual Rate
                  ----------                    -----------

                  0 to $500 million                 .50%
                  $500 million to $1 billion        .40%
                  $1 billion to $1.5 billion        .30%
                  $1.5 billion to $2.0 billion      .25%
                  more than $2.0 billion            .225%

TIMI also has entered into agreements with National Portfolio and Thornburg Fund to provide administrative services at an annual rate of .125% of average daily net assets for Class A and Class C shares of each Fund.

     Investment advisory fees, and the other expenses currently paid by the Fund and expected to be paid by the New Fund are set out below. The Shareholder Transaction Expense table shows the transaction fees paid by a shareholder in each Fund upon a purchase or redemption of shares. The Annual Operating Expenses table shows the annual Fund operating expense for the Fund for its fiscal year ended June 30, 2003 and compares those fee and expense percentages to the expected annual fund operating expenses for the New Fund for its current fiscal year.

Shareholder Transaction Expenses
Fees Paid Directly From Your Investment

                                      Fund                 New Fund
                               Class A    Class C     Class A     Class C
                               -------    -------     --------    --------
Maximum Sales Charge (Load) on  1.50%     none        1.50%       none
Purchases (as a percentage of
offering price)

Maximum Deferred Sales Charge   0.50% (1) 0.50% (2)   0.50% (1)   0.50% (2)
(Load) on Redemptions (as a
percentage of redemption
proceeds on original purchase
price, whichever is lower)

Redemption Fees (as a          none       none        none        none
percentage of amount redeemed)

Annual Operating Expenses
Expenses That Are Deducted From Fund Assets
(as a percentage of average net assets)

                                      Fund               New Fund (3)
                               Class A    Class C     Class A     Class C
                               -------    -------     --------    --------

Investment Advisory Fee        .50%        .50%        .50%        .50%

Distribution and Service
(126-1) Fees                   .25%       1.00%        .25%       1.00%

Other Expenses                 .27%        .30%        .27%        .30%
                              -----       -----       -----       -----

Total Annual Operating
 Expenses                     1.02%       1.80%(4)    1.02%      1.80%(4)

     (1) Imposed only on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.

     (2) Imposed only on redemptions of Class C shares within 12 months of purchase.

     (3) The New Fund is a newly organized Fund which has not conducted any business except incident to the reorganization. The fees and expenses shown for The New Fund are estimated fees and expenses expected to be incurred for the fiscal year ending June 30, 2004.

     (4) For the fiscal year ending June 30, 2004, Thornburg Investment Management, Inc. and Thornburg Securities Corporation are waiving fees and reimbursing expenses so that actual Class A expenses do not exceed .99% and actual Class C expenses do not exceed 1.24%. Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses for Class A and Class C shares of the New Fund after the reorganization so that actual Class A expenses do not exceed .99% and actual Class C expenses do not exceed 1.24%. Waivers of fees and reimbursements of expenses may be terminated at any time.

EXAMPLE:

     The following Example is intended to help you compare the cost of investing in the New Fund with the cost of investing in the Fund. The Example assumes that you invest $10,000 in each respective Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           Fund              New Fund Pro Forma
                    Class A     Class C      Class A     Class C
                    -------     -------      -------     -------
1 Year              $252          $221        $252        $221
3 Years             $470          $566        $470        $566
5 Years             $705          $975        $705        $975
10 Years            $1,379        $2,116      $1,379      $1,116

You would pay the following expenses if you did not redeem your Class C shares:

                    Fund         New Fund Pro Forma
                    Class C      Class C
                    -------      -------
1 Year              $171         $171
3 Years             $566         $566
5 Years             $975         $975
10 Years            $2,116       $2,116


               PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES
                       FOR THE FUND AND THE NEW FUND

Sales Charges
-------------

     Share purchase, redemption and exchange procedures for the Class A and Class C shares of the Fund are identical with the purchase, redemption and exchange procedures for the corresponding share classes of the New Fund.

Purchasing Class A Shares
-------------------------

     Class A shares of the Fund and the New Fund are sold at net asset value plus a sales charge at the rates shown in the table below. Class A shares are also subject to a Rule 12b-1 Service Plan, which provides for the Fund's payment of up to 1/4 of 1% of the class's net assets each year for shareholder and distribution services.

                                 As a Percentage      As a Percentage
                                Of Offering Price    Of Net Asset Value
                                -----------------    ------------------
    Less than $250,000.00            1.50%                  1.52%
    $250,000 to 499,999.99           1.25%                  1.27%
    $500,000 to 999,999.99           1.00%                  1.01%
    $1,000,000 and over              0.00%*                 0.00%*

* No sales charge is payable at the time of purchase on investments of $1 million of more made by a purchaser. A contingent deferred sales charge will be imposed on any portions of such investments redeemed within one year of purchase, at a rate of .5% of the amount redeemed.

     Class A shares also are sold to specified classes of investors at reduced or no sales charges. For example, a shareholder who redeems Class A shares may reinvest with no sales charge within 2 years of the redemption. Additionally, each time the value of a shareholder's account plus the amount of a new investment passes one of the breakpoints in the table above, the portion of new investments in excess of the breakpoint will be subject to the reduced sales charge. These privileges, and other opportunities for purchase at reduced or no sales charge are described in the New Fund Prospectus, which is available without charge by calling 1-800-847-0200.

Purchasing Class C Shares
-------------------------

     Class C shares of the Fund and the New Fund are sold at net asset value without a sales charge at the time of purchase. Class C shares are subject to a contingent deferred sales charge of 1/2 of 1% of the shares are redeemed within one year of purchase. Class C shares are also subject to Rule 12b-1 Service and Distribution Plans, which provide for the Fund's payment of up to 1% of the class's net assets each year for shareholder and distribution services. Other information respecting the purchase of Class C shares is provided in the New Fund Prospectus.

Exchange Privileges
--------------------

     Class A shares of the Fund may be exchanged for Class A shares of other Thornburg funds, subject to certain conditions described in the Fund's prospectus. Similarly, Class A shares of the New Fund may be exchanged for Class A shares of other Thornburg mutual funds under the same conditions, including the requirement that if you exchange into a fund with a higher sales charge, you must pay the difference between that fund's sales charge and the sales charge you paid on the shares you are exchanging. This charge remains applicable to exchanges of shares received in the reorganization. Each of the Funds permits exchanges by telephone if the telephone exchange privilege has been elected by the shareholder. Shareholders of the Fund who previously elected the telephone exchange privilege will be deemed to have elected the exchange privilege of the New Fund if the reorganization is completed.

Redemptions
-----------

     Shares of the Fund and the New Fund properly presented for redemption may be redeemed at the next determined net asset value per share, subject to a contingent deferred sales charge (CDSC) in specific circumstances.
The Fund and the New Fund impose a CDSC of 1/2 of 1% on redemptions of part or all of any purchase of $1 million or more of Class A shares in the event of a redemption within 12 months of purchase. The Fund and the New Fund Class C shares are subject to a CDSC is 1/2 of 1% if redeemed within one year of purchase. Shareholders' holding periods for Class A and Class C shares of the Fund will be added to the period they hold New Fund Class A or Class C shares received in the reorganization to determine if the CDSC is applicable to any redemption of those shares. Shareholders of the Fund who previously elected the telephone redemption privilege will be deemed to have elected the New Fund's telephone redemption privilege if the reorganization is completed.

                      DIVIDEND POLICIES OF FUNDS

     The Fund distributes substantially all of its net investment income and realized capital gains to its shareholders. The Fund declares net income dividends daily and distributes those dividends monthly, and any net realized capital gains are distributed at least annually, usually in December. Distributions are reinvested in Fund shares unless the shareholder elects to receive them in cash. The New Fund intends to follow the same policies.

             COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

     The Fund is a diversified series of Thornburg Limited Term Municipal Fund, Inc. ('Thornburg LTMF'), a Maryland corporation organized in 1984. As a Maryland corporation, Thornburg LTMF is governed by applicable Maryland and federal law, its articles of incorporation and its bylaws. The business of Thornburg LTMF is supervised by its Board of Directors.

     The New Fund is a diversified series of Thornburg Trust, a Massachusetts business trust organized in 1987. As a Massachusetts business trust, Thornburg Trust is governed by applicable Massachusetts and federal law, its declaration of trust, as amended, and its bylaws. The business of Thornburg Trust is supervised by Thornburg Trust's Trustees.

     Thornburg LTMF is currently authorized under its articles of incorporation, as amended, to issue 300,000,000 Class A shares of the Fund, 150,000,00 Class C shares of the Fund, and 250,000,000 Institutional Class shares. Each share has a par value of $.001. The Board of Directors is permitted to increase this authorization from time to time under Maryland law. The Board of Directors is also permitted to create additional funds or 'series,' and to divide each such series into two or more classes of shares. Thornburg Trust is authorized to create an unlimited number of series, and with respect to each series, to issue an unlimited number of full and fractional shares of one or more classes and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the series. All of the shares of Thornburg LTMF and of Thornburg Trust, respectively, have equal voting rights with each other, except that only shares of the respective series or separate classes within a series are entitled to vote on matters concerning only that series or class. Neither Thornburg LTMF nor Thornburg Trust permits cumulative voting.

     Neither Thornburg LTMF nor Thornburg Trust holds annual shareholder meetings. There normally will not be any meetings of shareholders of Thornburg LTMF, Thornburg Trust or either of the Funds to elect directors or trustees unless fewer than a majority of the directors or trustees then holding office have been elected by shareholders. However, the Board of Directors of Thornburg LTMF or the trustees of Thornburg Trust may call special meetings from time to time to seek shareholder approval of certain matters, and meetings of shareholders of either Thornburg LTMF or Thornburg Trust will be called upon written request of shareholders holding in the aggregate not less than 10% of the outstanding shares of any affected series or class having voting rights.

     Under Maryland law, shareholders of Thornburg LTMF are not liable for the obligations of Thornburg LTMF. However, under Massachusetts law, there is a remote possibility that shareholders of a Thornburg Trust could, under certain circumstances, be held personally liable for the obligations of such a trust. The declaration of trust for Thornburg Trust contains provisions intended to limit any such liability and to provide indemnification out of Fund property for any shareholder charged or held personally liable for obligations or liabilities of the shareholder's fund solely by reason of being or having been a shareholder of that fund and not because of the shareholder's acts or omissions or for some other reason. Consequently, the risk of a shareholder of the New Fund incurring financial loss on account of shareholder liability is limited to circumstances in which the New Fund itself would be unable to meet its obligations.

        ADDITIONAL INFORMATION ABOUT SHAREHOLDER ACCOUNTS

     If the reorganization is approved, the New Fund will establish an account for each Fund shareholder.

       No further purchases of the shares of the Fund may be made after the date on which the shareholders of the Fund approve the reorganization, and the share transfer books of the Fund will be permanently closed as of the date of Closing. Only redemption requests and transfer instructions received in proper form by the close of business on the day before the date of Closing will be fulfilled by the Fund. Redemption requests or transfer instructions received by the Fund after that date will be treated as requests for the redemption or instructions for transfer of shares of the New Fund credited to the accounts of shareholders of the Fund.
Accordingly, those redemption requests or transfer instructions after the close of business on the day before Closing will be forwarded to the New Fund. For a complete description of redemption procedures for the New Fund, see the sections of the New Fund Prospectus under the caption 'Selling Fund Shares.'

                   INFORMATION ABOUT THE REORGANIZATION

Agreement and Plan of Reorganization
------------------------------------

     The following summary of the proposed Agreement and Plan of Reorganization (the 'Agreement') is qualified in its entirety by reference to the Agreement attached to this Prospectus/Proxy Statement as Exhibit A.

       The Agreement provides that the New Fund will acquire substantially all of the assets of the Fund in exchange solely for shares of the New Fund on the earliest practicable date following shareholder approval of the reorganization (the 'Closing Date'). The number of full and fractional shares of the New Fund to be issued to shareholders of the Fund will be determined on the basis of the relative net asset values per share and aggregate net assets of the New Fund and the Fund computed immediately after the closing of business on the New York Stock Exchange (currently 4:00 p.m., Eastern time) on the last business day before the Closing Date (the 'Valuation Date'). The net asset value per share for the Fund will be determined by dividing each class's respective assets, less its respective share of liabilities, by the total number of the class's outstanding shares. Portfolio securities of the Fund will be valued in accordance with the valuation practices of the Fund as described in its prospectus, which is incorporated by reference herein. Valuation procedures of the New Fund are the same as the valuation procedures of the Fund.

     Immediately after the transfer of the Fund's assets to the New Fund on the Closing Date, the Fund will distribute pro rata to its shareholders of record as of the close of business on the Valuation Date the full and fractional shares of the New Fund received by the Fund and will be dissolved as soon thereafter as reasonably practicable. The distribution will be accomplished by the establishment of accounts on the share records of the New Fund in the name of each shareholder of the Fund, each representing the respective pro rata number of full and fractional shares of the New Fund due each of those shareholders. Following the reorganization, shareholders will own shares of the New Fund of the same class as the Fund shares owned before the reorganization. No certificates for shares of the New Fund will be issued.

     The consummation of the reorganization is subject to the conditions set forth in the Agreement. The reorganization is also subject to approval by the Fund's shareholders. Approval requires the affirmative vote of the holders of a majority of each class of shares of the Fund. Further, completion of the reorganization is subject to shareholder approval of the 'Related Transaction', which is the proposed transaction in which Thornburg Limited Term Municipal Fund will acquire substantially all of the assets of Thornburg Limited Term Municipal Fund National Portfolio. If shareholders of the Fund approve the reorganization, but the Related Transaction is not approved, the Board of Directors of the Fund will consider the available alternatives. The Agreement may be terminated and the reorganization abandoned prior to the Closing Date, before or after approval by shareholders of the Fund, by resolution of the Board of Directors of the Fund or the Trustees of Thornburg Trust, under circumstances specified in the Agreement.

     The Fund will pay the costs of the reorganization, which include fees and costs associated with preparing, filing, printing and distributing proxy materials, proxy solicitation costs, costs associated with qualifying shares for sale in various states, and the deregistration and dissolution of Thornburg LTMF.

     The Board of Directors of Thornburg LTMF have determined that participation in the reorganization is in the best interests of shareholders of the Fund.

     Full and fractional shares of beneficial interest of the New Fund will be issued to shareholders of the Fund in accordance with the procedures under the Agreement described above. Each share will be fully paid and non-assessable by the New Fund when issued, and will have no preemptive or conversion rights. See comparative information on shareholder rights, below, for additional information with respect to the shares of the New Fund.

Considerations of the Fund's Board of Directors
-----------------------------------------------

     Thornburg Investment Management, Inc. ("TIMI"), the investment adviser to both the Fund and the New Fund, proposed and recommended the reorganization to the Board of Directors of Thornburg (the "Board") to simplify certain compliance and administrative functions and to reduce the costs associated with the performance of those functions. Based upon TIMI's recommendation, and after consideration of the rationale for the reorganization and certain additional factors described below, the Board, including all of the directors who are not "interested persons" ("Independent Directors") as that term is used in the Investment Company Act of 1940 (the "1940 Act"), has determined that the reorganization is in the best interest of the shareholders of the Fund and that the terms of the agreement and plan of reorganization are fair and reasonable.

     The Board considered the recent increases in compliance and related functions performed for the Fund, and the likely further increase in those functions in the future due to regulatory and rulemaking initiatives by the Congress and the Securities and Exchange Commission. The Board noted specifically in this connection the following factors:

	.    increased duties for the Board assuring compliance with
          revised regulations applicable to mutual funds generally;

	.    increased audit committee functions and additional time
          devoted to audit committee functions by the independent accountants;

 	.    increased number of filings by Thornburg LTMF of
          documents required under state and federal law and increased time for review and discussion of those filings by the Board;
          and,

	.    increased Board fees and associated travel expenses and
          other expenses occasioned by these increased activities.

     The Board further noted in this regard that these functions are generally duplicative of comparable functions performed for and by Thornburg Investment Trust and its Trustees and audit committee.

     The Board concluded that the general complexity of compliance, and administration of compliance could be reduced significantly if the two funds currently offered by Thornburg LTMF were combined with the ten existing funds offered by Thornburg Investment Trust. This combination would, in the Board's view, eliminate the current duplication and reduce complexity by substituting one investment company in the place of two. Moreover, the Board concluded that the reorganization would result in significant cost savings, because the two funds of Thornburg Trust which will acquire Thornburg LTMF's two current funds will share with Thornburg Trust's other funds a number of costs which are currently duplicated (and thus not shared) by Thornburg LTMF and Thornburg Trust.

     In this latter regard the Board considered:

     . legal fees and costs associated with advice on compliance matters, preparation of documents related to compliance, preparation of documents for Board of Directors and audit committee meetings;

     . legal counsel preparation for and attendance at Board of Directors and audit committee meetings;

     . fees and costs associated with preparation and filing of registration statements and other periodic filings, and general corporate work associated with the maintenance of an additional corporate entity;

     . costs, including Directors' fees and travel and other expenses associated with the Board's and the audit committee's fees and meetings; and

     .     expenses and fees of the independent accountants.

The Board also considered the likelihood of future increases in these costs because of increased rulemaking and regulatory complexity, increasing duties placed on investment company directors and audit committees, the possible need to hire additional legal counsel and other persons for audit committees, and possible increases in the frequency of shareholder meetings to elect investment company directors. Based upon estimates by TIMI and legal counsel, the Board determined that it was reasonable to conclude that the costs of the reorganization could be recovered in less than two years.

     The Board also considered other factors in evaluating the proposed reorganization, including the following:

     (1) There would be no change in investment objectives, investment policies, or investment risks as a result of the reorganization;

     (2) After the reorganization, investment management, administrative services, and other functions would be performed under contracts having substantially the same terms as the existing contracts;

     (3) Fees and expenses for the New Fund are expected to be virtually the same as fees and expenses for the Fund, except for the costs of the reorganization (which are expected to be offset, and exceeded over time by cost savings);

     (4) The reorganization will result in no dilution of shareholders' interests;

     (5) Shareholders of the Fund will receive shares in the New Fund of the class corresponding to the same class of shares in the Fund;

     (6) The reorganization will be accomplished without recognition of gain or loss for federal income tax purposes by shareholders of Thornburg LTMF; and

     (7) No sales charges or transaction fees will be assessed against shareholders in connection with the reorganization.

Federal Income Tax Consequences
-------------------------------

     The reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended, with no taxable gain or loss recognized by the Fund, the New Fund, or shareholders of the Fund as a consequence of the reorganization. As a condition to the closing of the reorganization, the Fund and the New Fund will receive an opinion of legal counsel to that effect based on certain assumptions and representations made by the Fund and the New Fund.

     Shareholders of the Fund should consult their tax advisers regarding the effect, if any, of the proposed reorganization in light of their individual circumstances. In particular, shareholders of the Fund should also consult their tax advisers as to the state, local and other tax consequences, if any, of the reorganization.

                               CAPITALIZATION

     The following table sets forth the capitalization of the Fund and the New Fund as of December 31, 2003 and the pro forma capitalization of the combined New Fund as if the reorganization occurred on that date. These numbers will be different at the time of closing because the Fund's net assets for each class will increase or decrease.

CAPITALIZATION OF FUNDS AS OF DECEMBER 31, 2003

                                 FUND             NEW FUND       PRO FORMA
                                 ----             --------       ---------
NET ASSETS
----------

Class A shares                  $_____              -0-           $_____
Class C shares                  $_____              -0-           $_____
Class I shares                  $_____              -0-           $_____
   TOTAL                        $_____              -0-           $_____

NET ASSETS PER SHARE
--------------------

Class A shares                  $_____              -0-           $_____
Class C shares                  $_____              -0-           $_____
Class I shares                  $_____              -0-           $_____

SHARES OUTSTANDING
-------------------

Class A shares                   _____              -0-            _____
Class C shares                   _____              -0-            _____
Class I shares                   _____              -0-            _____

    TOTAL                                           -0- (1)

SHARES AUTHORIZED
------------------

Class A shares                  300,000,000         unlimited     unlimited
Class C shares                  150,000,000         unlimited     unlimited
Class I shares                  250,000,000         unlimited     unlimited
    TOTAL                       700,000,000         unlimited     unlimited

     (1) It is anticipated that a nominal number of shares of each class will be issued to an officer of TIMI in order to permit the consummation of corporate actions before the reorganization.


                 ADDITIONAL INFORMATION ABOUT THE FUNDS

     Additional information respecting the New Fund is included in the Thornburg Limited Term Municipal Funds prospectus dated _______________, 2004 (the "New Fund Prospectus") and in the Thornburg Limited Term Municipal Funds Statement of Additional Information dated ___________________, 2004, which has been filed with the Securities and Exchange Commission. Additional information is also included in the Statement of Additional Information dated ________________, 2004 related to the reorganization which has been filed with the Securities and Exchange Commission. The described New Fund Prospectus and statements of additional information are incorporated by reference herein. Copies of the New Fund Prospectus and the statements of additional information are available upon request and without charge by calling 1-800-847-0200.

     Information about the Fund is included in the Thornburg Funds prospectus dated February 1, 2004, and in the Thornburg Funds Statement of Additional Information dated February 1, 2004. The described prospectus and statement of additional information may been filed with the Securities and Exchange Commission and are incorporated by reference herein. Copies of the prospectus and the statement of additional information are available upon request and without charge by calling 1-800-847-0200.

     Reports and other information filed by Thornburg LTMF and Thornburg Trust can be inspected and copied at the Securities and Exchange Commission's Public Reference Room at 450 Fifth Street, NW, Washington, D.C. 20549. Information about the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are also available on the Commission's Internet site at http://ww,sec.gov and copies of information may be obtained, upon payment of a duplicating fee, by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102, or contacting the Commission by e-mail at publicinfo@sec.gov.

     Thornburg LTMF files its registration statements and certain other information with the Commission under Investment Company Act of 1940 file number 811-4302. Thornburg Investment Trust files its registration statements and certain other information with the Commission under Investment Company Act of 1940 file number 811-05201.

VOTING INFORMATION

     Proxies for the meeting are being solicited from the Fund's shareholders by the Board of Directors of Thornburg LTMF. A proxy may be revoked at any time at or before the meeting by oral or written notice to the secretary of Thornburg LTMF, 119 East Marcy Street, Santa Fe, New Mexico 87501, (800) 847-0200. Unless revoked, all valid proxies will be voted in accordance with the specifications therein or, in the absence of specifications, for approval of the reorganization.

     Additional solicitations may be made by telephone, telegraph, facsimile or personal contact by officers or employees of TIMI and its affiliates or by a professional proxy solicitation firm or firms. Expenses of proxy solicitation will be borne by the Fund. TIMI has engaged the proxy solicitation firm of ___________ to assist in soliciting proxies for the meeting at an estimated cost of $______.

     Shares of the Fund of record at the close of business on _____________ (the 'Record Date') will be entitled to vote at the meeting or any adjournment thereof. The presence in person or by proxy of one-third of the Fund's outstanding shares at the meeting will constitute a quorum. Shareholders are entitled to one vote for each share held, and each fractional share will be entitled to a proportionate fractional vote. Approval of the reorganization requires the affirmative vote of a majority of the outstanding shares of the Fund entitled to vote at the meeting. As of _____________,2004, there were issued and outstanding ______ Class A shares, __________ Class C shares and ________ Class I shares of the Fund. As of the same date, persons were known to own of record or beneficially 5% or more of the issued and outstanding shares of any Class of the Fund:

                          [to be inserted]

     As of the same date, there were issued and outstanding ____ Class A shares, ______ Class C shares, and ______ Class I shares of beneficial interest of the New Fund. All of these shares were held by ________, 119 East Marcy Street, Santa Fe, New Mexico 87501. Ms. _______ was issued these shares in order to permit certain actions in connection with the initial organization of the New Fund.

     In the event that a quorum of all classes of shares is not present at the meeting, or a quorum is present at the meeting but sufficient votes to approve the reorganization are not received, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the meeting in person or by proxy. If a quorum is not present, the persons named as proxies will vote those proxies which they are entitled to vote for the reorganization in favor of such an adjournment and will vote those proxies required to be voted against the reorganization against any such adjournment.

     'Broker non-votes' are shares held in a broker's street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote, and the broker does not have discretionary voting authority. Abstentions in broker non-votes will be counted as shares present for purposes of determining whether a quorum is present but will not be voted for or against any adjournment or a proposal. Accordingly, abstentions in broker non-votes effectively will be a vote against adjournment and against the proposal because the required vote is a percentage of the shares outstanding.

     THE BOARD OF DIRECTORS, INCLUDING ALL OF THE INDEPENDENT DIRECTORS, RECOMMENDS THAT SHAREHOLDERS VOTE 'FOR' THE REORGANIZATION.

Submission of Shareholder Proposals
-----------------------------------

     The Fund does not hold regular shareholder meetings. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the secretary of Thornburg LTMF, 119 East Marcy Street, Santa Fe, New Mexico 87501.

Other Matters to Come Before the Meeting
----------------------------------------

     The Board of Directors of Thornburg LTMF knows of no other business to be brought before the meeting. However, if any other matters properly come before the meeting, proxies will be voted in accordance with the judgment of the Directors.





                                 EXHIBIT A
                                    to
                         PROSPECTUS/PROXY STATEMENT

                   AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of the ____ day of December 2003, by and between THORNBURG INVESTMENT TRUST, a Massachusetts business trust ("Thornburg Trust"), in respect of Thornburg California Limited Term Municipal Fund (the "New Fund"), a separate series of Thornburg Trust, and THORNBURG LIMITED TERM MUNICIPAL FUND, INC. a Maryland corporation ("Thornburg LTMF"), in respect of Thornburg Limited Term Municipal Fund California Portfolio (the "Fund"), a separate series of Thornburg LTMF.

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of (i) the transfer of substantially all of the Assets (hereinafter defined) of the Fund to the New Fund in exchange solely for Class A, Class C and Class I voting shares of beneficial interest of the New Fund having no par value (the "New Fund Class A Shares," "New Fund Class C Shares," and "New Fund Class I Shares," respectively, and collectively the "New Fund Shares") and (ii) the distribution on the Closing Date (hereinafter defined) of the New Fund Shares to the shareholders of the New Fund in complete liquidation of the Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement. All actions required to be taken by Thornburg Trust pursuant to this Agreement, and all representations, warranties and covenants of Thornburg Trust hereunder, are taken and made on behalf of the New Fund. All actions required to be taken by Thornburg LTMF pursuant to this Agreement, and all representations, warranties and covenants of Thornburg LTMF hereunder, are taken and made on behalf of the New Fund.

     THEREFORE, in consideration of the premises and of the covenants and agreements hereafter described, the parties hereto covenant and agree as follows.

     1.     Procedure for Reorganization.

            (a) Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, Thornburg LTMF agrees to transfer the Assets of the New Fund as set forth in paragraph (b) to the New Fund, and Thornburg Trust agrees to deliver to the New Fund in exchange therefor the number of the New Fund Shares determined by dividing the value of the Assets computed in the manner and as of the time and date set forth in paragraph 2(a), by the net asset value of the New Fund Shares computed in the manner and as of the time and date set forth in paragraph 2(b). These transactions shall take place at the closing provided for in paragraph 3(a) (the "Closing").

            (b) The Assets to be acquired by the New Fund shall consist of all cash, portfolio securities and due bills for dividends, interest, or other receivables or rights to receive any of the foregoing, receivables for shares sold, and any claims or rights with respect to portfolio securities, whether or not arising from contract, which are owned by the New Fund on the closing date provided in paragraph 3(a) (the "Closing Date"). The New Fund will retain cash and cash equivalents in an amount reasonably estimated by it to be sufficient to discharge: (i) obligations incurred in the ordinary course of its business, which could not reasonably be paid before Closing and are not otherwise borne by any other person; and
(ii) costs resulting from the liquidation and deregistration of the Fund and Thornburg LTMF. The Assets will not include any rights in and to the "Thornburg" name or any variant thereof. The Fund has provided the New Fund with a list of the current securities holdings of National Portfolio as of the date of execution of this Agreement. Thornburg LTMF and the Fund reserve the right to sell any of these securities in the ordinary course of business but will not, without prior notification to Thornburg Trust, acquire any additional securities for the Fund other than securities of the type in which the New Fund is permitted to invest.

            (c) On the Closing Date, Thornburg LTMF will cause the Fund to be liquidated and to distribute pro rata to the Fund's shareholders of record (the "Fund Shareholders"), determined on and as of the close of business on the Valuation Date specified in paragraph 2(a), the New Fund Shares received by Thornburg LTMF pursuant to paragraph (a). Specifically, Thornburg LTMF shall (i) distribute the New Fund Class A Shares received in the exchange, pro rata, to the Fund Shareholders holding Class A shares of the Fund, (ii) distribute the New Fund Class C shares received in the exchange, pro rata, to the Fund Shareholders holding Class C shares of the Fund, and (iii) distribute the New Fund Class I Shares received in the exchange, pro rata, to the Fund Shareholders holding Class I shares of the Fund. The liquidation and distribution will be accomplished by the transfer of the New Fund Shares then credited to the account of the Fund on the books of New Fund, to open accounts on the share records of the Fund in the names of the Fund Shareholders and representing the respective pro rata number of New Fund due the Fund Shareholders.

            (d) As of the Closing Date, any physically-issued share certificates held by former Fund Shareholders and relating to Fund shares exchanged for New Fund Shares in accordance with the preceding paragraph
(c) will represent only the right to receive the appropriate number of New Fund Shares. As of the Closing Date, persons holding those certificates will be requested to surrender their certificates. No redemption or repurchase of any New Fund Shares credited to former Fund Shareholders in place of Fund shares represented by unsurrendered certificates will be permitted until those certificates have been surrendered for cancellation or the certificates are cancelled upon the delivery of lost certificate affidavits.

            (e) Any transfer taxes payable upon issuance of New Fund Shares in a name other than that of the registered holder of the New Fund Shares on the books of the Fund as of the Closing Date shall, as a condition of such issuance and transfer, be paid by the person to whom the New Fund Shares are to be issued and transferred.

            (f) The Fund shall be dissolved as soon as reasonably practicable following the Closing Date. Thornburg LTMF will deregister with the Securities and Exchange Commission (the "Commission") in accordance with the Investment Company Act of 1940, as amended (the "1940 Act").

            (g) Thornburg Trust will not assume any liability of Thornburg LTMF, or acquire any Asset subject to any liability, in connection with the transactions contemplated by this Agreement, except that the New Fund will assume the obligation to pay for any portfolio securities purchased by the Portfolio before the Closing Date in the ordinary course of its business and the purchase of which was disclosed to the New Fund by the New Fund Portfolio when the commitment to purchase arose.

     2.     Valuation.

            (a) The value of the Fund's Assets to be acquired by the New Fund hereunder shall be the value of those assets computed as of the close of business on the New York Stock Exchange and after the declaration of any dividends on the business day next preceding the Closing Date (the time and
date being hereinafter called the "Valuation Date").   The value of the
portion of the Fund's Assets consisting of portfolio securities will be computed by Kenny Information Systems, subject to adjustment by the amount, if any, agreed to by the New Fund and the Fund. In determining the value of the Assets, each portfolio security and other portfolio asset shall be priced by Kenny Information Systems in accordance with the policies and procedures of the New Fund (subject to the third sentence hereafter) as set forth in the then current prospectuses and statement of additional information applicable to the New Fund, subject to adjustments agreed to by the Fund and the New Fund. All computations shall be made by Kenny Information Systems. In the event of a dispute with respect to the valuation of any portfolio security or other portfolio asset of the Fund, the New Fund and the Fund shall, by mutual consent, select an independent third party to resolve the matter, and the determination of the independent party will bind the Funds.

            (b) The value of the Assets of each class of the Fund shall be divided, as of the close of business on the New York Stock Exchange and after the declaration of any dividends on the Valuation Date, among the Class A, Class C and Class I shares of National Portfolio (the "Class A Assets," "Class C Assets," and "Class I Assets"), respectively, in accordance with the Fund's customary method of accounting.

            (c) The net asset value of each New Fund Share shall be the net asset value per share computed as of the close of business on the New York Stock Exchange and after the declaration of any dividends on the Valuation Date, using the valuation procedures set forth in the New Fund's then current prospectuses, and in accordance with the New Fund's customary method of accounting.

            (d) On the Closing Date, the New Fund shall issue to the Fund full and fractional New Fund Class A, Class C and Class I shares in the respective numbers determined in accordance with this paragraph 2(d). The number of New Fund Class A shares shall be determined by dividing the value of the Class A Assets by the net asset value of a New Fund Class A share determined in accordance with paragraph 2(c). The number of New Fund Class C shares shall be determined by dividing the value of the Class C Assets by the net asset value of a New Fund Class C share determined in accordance with paragraph 2(c). The number of New Fund Class I shares shall be determined by dividing the value of the Class I Assets by the net asset value of a New Fund Class I share determined in accordance with paragraph 2(c).

     3.     Closing and Closing Date.

            (a) The Closing Date shall be as soon as practicable after approval of the transactions contemplated in this Agreement by the Fund's Shareholders has been obtained. The Closing will be held at 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501, in the offices of Thornburg Management Company, Inc., or at such other place as the parties may agree. The time of Closing will be 8:00 a.m. New York time on the Closing Date. All acts taking place at the Closing will be deemed to occur simultaneously as of the time of the Closing on the Closing Date.

            (b) The Fund's portfolio securities shall be available for inspection by the New Fund, its custodian bank or such other agents of Thornburg Trust as Thornburg Trust shall reasonably designate, at the offices of the Fund's custodian, no later than five business days preceding the Valuation Date, and the Fund will immediately notify the New Fund's investment adviser of any portfolio security thereafter acquired or sold by the Fund. The Fund's securities and cash shall be delivered by Thornburg LTMF to State Street Bank & Trust Company, Boston, MA 02205-9087, as custodian for the New Fund for the account of the New Fund on the Closing Date, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers. The cash delivered shall be in the form of currency or certified or official bank checks, or completed federal funds wire, payable to the order of "State Street Bank & Trust Co., Custodian for Thornburg Limited Term Municipal Fund." The Fund will cause its custodian to deliver at Closing a certificate of an authorized officer of the Custodian stating that the Fund's have been delivered in proper form to the New Fund's custodian on or before the Closing Date.

           (c) In the event that on the Valuation Date (i) the New York Stock Exchange is closed to trading, or (ii) trading or the reporting of trading in securities generally is disrupted so that accurate appraisal of the value of the net assets of the New Fund or the Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

            (d) Thornburg LTMF shall deliver to Thornburg Trust shareholder and shareholder account information as of the close of business on the Valuation Date as reasonably requested by Thornburg Trust. The New Fund shall issue and deliver a confirmation to the Fund at the Closing stating the number of New Fund Shares to be credited on the Closing Date to the Fund, and stating the number of New Fund Shares credited to the Fund's account on the books of the New Fund. Thornburg Trust shall issue and deliver to each former Fund Shareholder, after the Closing, a confirmation stating the number of New Fund Shares credited to the shareholder's account. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party may reasonably request.

     4.     Representations and Warranties.

            (a) Thornburg LTMF represents and warrants to Thornburg Trust as follows:

                 (i) The Fund is a series of Thornburg LTMF, which is a corporation duly formed and validly existing under the laws of the State of Maryland;

                 (ii) Thornburg LTMF is a duly registered open-end management investment company, and its registration with the Commission as an investment company undr the 1940 Act is in full force and effect;

                 (iii) The current prospectuses and statements of additional information of the Fund, each dated November 1, 2003, conform in all material respects to the applicable requirements of the Securities Act of 1933 (the "1933 Act") and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

                 (iv) To the knowledge of Thornburg LTMF, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Fund of the transactions contemplated by this Agreement, except as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, or the rules and regulations under those Acts, all of which shall have been received prior to the Closing Date, except for such consents, approvals, authorizations or orders as may be required subsequent to the Closing Date;

                 (v) The execution, delivery and performance of this Agreement will not result in a material violation of Thornburg LTMF's Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Fund or Thornburg LTMF is a party or by which it is bound;

                 (vi) The Fund has valued, and will continue to value its portfolio securities and other assets in accordance with applicable legal requirements;

                 (vii) All material contracts or other commitments (other than this Agreement) to which the Fund is a party will be terminated without liability to the Fund or the New Fund on or before the Closing Date;

                 (viii) No litigation or administrative proceeding or investigation of or before any court or governmental body or self regulatory organization is presently pending or threatened against the Fund or any of its properties or assets.
                         Thornburg LTMF knows of no facts which might form the basis for the institution of such proceedings, and neither Thornburg LTMF nor the Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body or self regulatory organization which materially and adversely affects their business or their ability to consummate the transactions herein contemplated;

                 (ix) The statement of assets and liabilities, the statement of operations, and the statement of changes in net assets of the Fund at June 30, 2003 have been audited by PricewaterhouseCoopers, LLP, independent certified public accountants, and those statements, together with the statements of assets and liabilities, the statements of operations, and the statements of changes in net assets at December 31, 2003, when issued, fairly reflect, or in the case of the December 31, 2003 statements will fairly reflect, in all material respects the assets, financial condition, results of operations, and changes in net assets of the Fund as of and for the periods ended on those dates and have, or in the case of the December 31, 2003 statements, shall have been prepared, in accordance with generally accepted accounting principles consistently applied; and there are as of the dates thereof no known liabilities of the Fund other than liabilities disclosed or provided for in the foregoing statements;

                 (x) Since June 30, 2003, there has been no material adverse change in the Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business; and the Fund has not incurred any indebtedness maturing more than one year from the date such indebtedness was incurred except as disclosed in Exhibit A. For the purposes of this subparagraph
                         (x), a decline in net asset value per share of the Fund's Shares is not a material adverse change;

                 (xi) At the Closing Date, all material federal and other tax returns and reports of the Fund required by law then to be filed (including any extensions) shall have been filed, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of Thornburg LTMF's knowledge no such return of or relating to the Fund is currently under audit, and no assessment has been asserted with respect to the Fund;

                 (xii) The Fund has met the requirements of Subchapter M of the Code and has elected to be treated as a regulated investment company for each taxable year of its operations since its inception, and will so qualify for the taxable year ending on the Closing Date;

                 (xiii) The Fund is authorized to issue 300,000,000, 150,000,000 and 125,000,000 Class A, Class C and
                         Class I shares, respectively, of the Fund, at the date hereof. All issued and outstanding shares of the Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All issued and outstanding shares of the Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by Thornburg LTMF. All of the issued and outstanding Shares of the Fund will, at the time of Closing, be held by shareholder accounts in the amounts set forth in the list of shareholder's accounts submitted to Thornburg Trust pursuant to paragraph 3(d). The Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any securities issuable by the Fund;

                 (xiv) At the Closing Date, the Fund will have good and marketable title to the Assets to be transferred to the New Fund pursuant to paragraph 1(b), subject to no lien, encumbrance or competing interest in any person, and full right, power, and authority to sell, assign, transfer and deliver the Assets hereunder, and upon delivery and payment for those Assets, the New Fund will acquire good and marketable title thereto, subject to no restriction on the full transfer thereof, including such restrictions as might arise under the 1933 Act other than as disclosed in writing to the New Fund;

                 (xv) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary actions on the part of Thornburg LTMF's Board of Directors, and this Agreement constitutes a valid and binding obligation of Thornburg LTMF, enforceable in accordance with its terms, subject to the approval of the shareholders of the Fund, and further subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and subject to general equity principles;

                 (xvi) The information furnished by the New New Fund LTMF for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby is and shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto;

                 (xvii) The registration statement filed by the New Fund on Form N-14 relating to the New Fund Shares that will be registered with the Commission pursuant to this Agreement, which shall include the proxy statement of Thornburg LTMF in respect of the Fund with respect to the transactions contemplated by this Agreement, and any supplement or amendment thereto or to the documents contained or incorporated therein by reference (the "N-14 Registration Statement"), and the proxy materials of Thornburg LTMF in respect of the Fund included in the N-14 Registration Statement and filed with the Commission pursuant to Section 14 of the 1934 Act with respect to the transactions contemplated by this Agreement, and any supplement or amendment thereto or the documents appended thereto (the "Reorganization Proxy Materials"), from their effective dates with the Commission, through the time of the meeting of shareholders of the Fund contemplated therein (the "Shareholders Meeting") and at the Closing Date: (a) shall comply in all material respects with the provisions of the 1933 Act, 1934 Act and the 1940 Act, the rules and regulations thereunder, and applicable state securities laws, and (b) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, that the representations and warranties in this subparagraph shall only apply to statements in or omissions from the N-14 Registration Statement or Reorganization Proxy Materials made by, or in reliance upon and in conformity with information furnished by or on behalf of Thornburg LTMF.

            (b) Thornburg Trust represents and warrants to Thornburg LTMF as follows:

                 (i) The New Fund is a series of Thornburg Trust, which is a business trust duly formed and validly existing under the laws of the Commonwealth of Massachusetts;

                 (ii) Thornburg Trust is a duly registered open-end management investment company and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

                 (iii) The prospectuses and statements of additional information for shares of the New Fund, when effective, shall conform in all material respects to the applicable requirements of the 1933 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

                 (iv) To the knowledge of Thornburg Trust, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the New Fund of the transactions contemplated by this Agreement, except as may be required under the 1933 Act, the 1934 Act, the 1940 Act, or the rules and regulations under those Acts, all of which shall have been received prior to the Closing Date, except for such consents, approvals, authorizations or orders as may be required subsequent to the Closing Date;

                 (v) The execution, delivery and performance of this Agreement will not result in a material violation of Thornburg Trust's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the New Fund or Thornburg Trust is a party or by which it is bound;

                (vi) The New Fund has valued, and will continue to value, its portfolio securities and other assets in accordance with applicable legal requirements;

                 (vii) No litigation or administrative proceeding or investigation of or before any court or governmental body or self regulatory organization is presently pending or threatened against the New Fund or any of its properties or assets.
                         Thornburg Trust knows of no facts which might form the basis for the institution of such proceedings, and neither Thornburg Trust nor the New Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body or self regulatory organization which materially and adversely affects their business or their ability to consummate the transactions herein contemplated;

                 (viii) At the Closing Date, all federal and other tax returns and reports of the New Fund required by law then to be filed shall have been filed, and all federal and other taxes shall have been paid for as due or provision shall have been made for the payment thereof and, to the best of Thornburg Trust's knowledge, no such return of or relating to the New Fund is currently under audit, and no assessment has been asserted with respect to the New Fund;

                 (ix) The New Fund intends to meet the requirements of Subchapter M of the Code, and intends to be treated as a regulated investment company for the first taxable fiscal year of its operation including the Closing Date;

                 (x) Thornburg Trust is authorized to issue an unlimited number of shares of beneficial interest having no par value. All issued and outstanding New Fund Shares at the Closing Date will be duly and validly issued and outstanding, fully paid and non-assessable. The New Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any securities issuable by the New Fund, nor is there outstanding any security convertible into New Fund Shares (except as the trustees of Thornburg Trust may convert classes of shares in accordance with Thornburg Trust's Declaration of Trust, as amended);

                 (xi) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary actions on the part of Thornburg Trust's trustees, and this Agreement constitutes a valid and binding obligation of Thornburg Trust enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and subject to general equity principles;

                 (xii) New Fund Shares to be issued and delivered to the Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued New Fund Shares, and will be fully paid and non-assessable by Thornburg Trust, except to the extent that shareholders of Thornburg Trust may be held personally liable for obligations of Thornburg Trust;

                (xiii)   The N-14 Registration Statement and the
                         Reorganization Proxy Materials, from their effective dates with the Commission, through the time of the Shareholders Meeting and at the Closing Date:

                         (a) shall comply in all material respects with the provisions of the 1933 Act, 1934 Act and the 1940 Act, the rules and regulations thereunder, and applicable state securities laws, and

                         (b) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading; provided, that the representations and warranties in this subparagraph shall only apply to statements in or omissions from the N-14 Registration Statement or the Reorganization Proxy Materials made in reliance upon and in conformity with information furnished by or on behalf of Thornburg Trust;

                 (xiv) At the Closing Date, the New Fund will have good and marketable title to its assets, subject to no lien, encumbrance or competing interest in any person, and full right, power and authority to sell, assign, transfer and deliver those assets other than as disclosed in writing to Thornburg LTMF; and

                 (xv) The information furnished by Thornburg Trust for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby is and shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

     5.     Covenants of the Parties.

            (a) The New Fund and the Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that the ordinary course of business will include customary dividends and distributions and any other distribution that may be advisable.

            (b) Thornburg LTMF will call a meeting of the shareholders of the Fund to be held as promptly as practicable to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

            (c) Thornburg LTMF covenants that the New Fund Shares to be issued hereunder will not be sold or distributed other than in accordance with the terms of this Agreement.

            (d) Thornburg LTMF will furnish to Thornburg Trust all information reasonably requested and that is within its control for the preparation of the N-14 Registration Statement, the preparation and distribution of the Reorganization Proxy Materials, and for effectuating the transactions contemplated herein. Thornburg LTMF will furnish, or cause its transfer agent to furnish, to Thornburg Trust all information reasonably requested respecting the beneficial ownership of Thornburg LTMF shares, shareholders and shareholder accounts for the mailing of the Reorganization Proxy Materials and for the establishment of New Fund accounts for shareholders of the Fund in accordance with paragraph 1(c). Thornburg LTMF will furnish, or cause its custodian or other agents to furnish, all portfolio asset information reasonably requested by Thornburg Trust in connection with, and to facilitate, the transactions contemplated by this Agreement.

            (e) Subject to the provisions of this Agreement, Thornburg Trust and Thornburg LTMF will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

            (f) Thornburg LTMF shall furnish to Thornburg Trust within 30 days after the Closing Date a detailed trial balance of the Fund's assets and liabilities and computations showing amortization of premium on portfolio securities. Thornburg Funds shall furnish to Thornburg Trust when available the final federal income tax return for the Fund.

            (g) Thornburg LTMF will, as promptly as practicable after the Closing, wind up the business of the Fund, deregister the Fund under applicable federal securities laws, file final reports with the state securities regulators requiring any such reports, prepare and distribute final account statements and tax statements to persons who were formerly shareholders of the Fund, and file any necessary federal and state tax returns.

            (h) Thornburg Trust will prepare and file the N-14 Registration Statement, will file the Reorganization Proxy Materials with applicable regulatory authorities, and will use all reasonable efforts to obtain clearance or effectiveness of the N-14 Registration Statement and the Reorganization Proxy Materials, all in accordance with the 1933 Act, the 1934 Act, and the 1940 Act, and applicable regulations and rulings thereunder, and in accordance with any applicable state statutes and regulations.

            (i) Thornburg Trust agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1934 Act, the 1940 Act and such of the state securities laws as are necessary or appropriate in order to continue its operations after the Closing Date.

     6.     Conditions Precedent to Obligations of Thornburg LTMF.

            The obligations of Thornburg LTMF to consummate the transactions provided for herein shall be subject, at its election, to the performance by Thornburg Trust of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

            (a) All representations and warranties of Thornburg Trust contained in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date; and

            (b) Thornburg Trust shall have delivered to Thornburg LTMF a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to Thornburg LTMF and dated as of the Closing Date, certifying that the representations and warranties of Thornburg Trust made in this Agreement are true and correct at and as of the Closing Date.

     7.     Conditions Precedent to Obligations of Thornburg Trust.

            The obligations of Thornburg Trust to complete the transactions provided for herein shall be subject, at its election, to the performance by Thornburg LTMF of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

            (a) All representations and warranties of Thornburg LTMF contained in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date;

            (b) Thornburg LTMF shall have delivered to Thornburg Trust the following information prepared as of the Closing Date: (i) net asset value pricing sheet of the Fund, with a portfolio listing of each portfolio security including the principal amount, identification of issue, cost, tax lot cost, market price per unit and market value; (ii) trial balance of the Fund's general ledger; (iii) supporting schedules with the details for accounts receivable and accounts payable; (iv) certification from the Fund's custodian that it has delivered to the New Fund's custodian the Assets acquired by the New Fund; and (v) confirmation from the New Fund's transfer agent of the aggregate number of the Fund's shares outstanding and a reconciliation of that number to the number of shares shown in the pricing sheet referred to in (i) above;

            (c) Thornburg LTMF shall have delivered to Thornburg Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to Thornburg Trust and dated as of the Closing Date, certifying that the representations and warranties of Thornburg LTMF made in this Agreement are true and correct at and as of the Closing Date;

            (d) This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Fund in accordance with applicable law and evidence of the approval shall have been delivered to Thornburg Trust; and

            (e) The parties shall have received a favorable opinion of White, Koch, Kelly & McCarthy, P.A. satisfactory to Thornburg LTMF and Thornburg Trust, substantially to the effect that, based upon certain facts, assumptions and representations, the transactions contemplated by this Agreement constitute a tax-free reorganization described in Section 368(a)(1) of the Internal Revenue Code of 1986, as amended, for federal income tax purposes. The delivery of such opinion is conditioned upon receipt by White, Koch, Kelly & McCarthy, P.A. of representations it shall request of Thornburg Trust and Thornburg LTMF.

     8. Further Conditions Precedent to Obligations of Thornburg Trust and Thornburg LTMF.

            Each party's obligations hereunder are, at its election, subject to the further conditions that:

            (a) On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

            (b) On or before the Closing Date, all consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including "no-action" positions of such federal or state authorities) deemed necessary by Thornburg Trust or Thornburg LTMF to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the business assets or properties of Thornburg Trust or Thornburg LTMF; and

            (c) On or before the Closing Date, the N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     9.     Responsibility for Fees and Expenses.

            Thornburg LTMF will pay the costs of the transactions contemplated hereby, including the expenses of preparing and filing the N-14 Registration Statement, the costs of distributing the prospectuses and proxy materials, proxy solicitation costs, and other costs.

     10.    Massachusetts Business Trust.

            Thornburg Trust is organized as a Massachusetts business trust, and references in this Agreement to Thornburg Trust mean and refer to the trustees of Thornburg Trust from time to time serving under its Declaration of Trust on file with the Secretary of State of the Commonwealth of Massachusetts, as the same may be amended from time to time, pursuant to which Thornburg Trust conducts its business. It is expressly agreed that the obligations of Thornburg Trust hereunder shall not be binding upon any of Thornburg Trust's trustees, shareholders, nominees, officers, agents, or employees of Thornburg Trust, or New Fund personally, but bind only the property of the New Fund, as provided in Thornburg Trust's Declaration of Trust. Moreover, no series of Thornburg Trust other than the New Fund shall be responsible for the obligations of Thornburg Trust hereunder, and all persons shall look only to the respective assets of the New Fund to satisfy the obligations of Thornburg Trust hereunder. The execution and delivery of this Agreement have been authorized by Thornburg Trust's trustees, on behalf of the New Fund, and this Agreement has been signed by authorized officers of Thornburg Fund acting as such, and neither such authorization by such trustees, nor such execution and delivery by such officers, shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the respective property of the New Fund, as provided in Thornburg Trust's Declaration of Trust.

     11.    Indemnification.

            (a) The New Fund agrees to indemnify and hold harmless the Fund and each of the Fund's directors and officers from and against any and all losses, claims, damages, liabilities or expenses (including without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Fund or any of its directors or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the New Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

            (b) The Fund agrees to indemnify and hold harmless the New Fund and each of the New Fund's trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the New Fund or any of its trustees or officers may become subject insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

     12.    Entire Agreement; Survival of Warranties.

            (a) Thornburg Trust and Thornburg LTMF agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

            (b) The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

     13.    Termination.

            (a) This Agreement may be terminated by the mutual agreement of Thornburg Trust and Thornburg LTMF. In addition, either Thornburg Trust or Thornburg LTMF may at its option terminate this Agreement at or before the Closing Date because:

                 (i) of a material breach by the other of any representation, warranty or agreement contained herein to be performed at or before the Closing Date; or

                 (ii) a condition herein expressed to be precedent to the
                      obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

            (b) In the event of any such termination, there shall be no liability for damages on the part of either Thornburg Trust or Thornburg LTMF, or their respective trustees, directors or officers, to the other party or its trustees, directors or officers, but each shall bear, except as otherwise provided in section 9, the expenses incurred by them incidental to the preparation and carrying out of this Agreement.

     14.    Amendments.

            This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of Thornburg LTMF and Thornburg Trust; provided, however, that following the shareholders' meeting called by the Fund pursuant to this Agreement, no such amendment may have the effect of changing the provisions for determining the number of New Fund Shares to be issued to the Fund's shareholders under this Agreement to the detriment of those shareholders without their further approval.

     15.    Notices.

 	       Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to Thornburg Trust, 119 East Marcy Street, Santa Fe, New Mexico 87501, Attention:
Brian J. McMahon, and to Thornburg LTMF, 119 East Marcy Street, Santa Fe, New Mexico 87501, Attention: George T. Strickland.

     16.    Headings; Counterparts; Governing Law; Assignment.

            (a) The section and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

            (b) This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

            (c) This Agreement shall be governed by and construed in accordance with the substantive laws of the Commonwealth of Massachusetts, provided that nothing herein shall be construed in a manner inconsistent with the 1940 Act or the Advisers Act (as the same Acts shall have been or will be amended) or rules, orders or regulations of such governmental bodies or authorities having authority with respect to such Acts.

            (d) This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective administrators, executors, legal representatives, heirs, successors and permitted assigns, any rights or remedies under or by reason of this Agreement.

            (e) In the event of any litigation respecting this Agreement or its subject matter, the prevailing party will be entitled to reimbursement from the losing party for the prevailing party's cost of suit, including reasonable attorneys' fees.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and attested to by its Secretary or Assistant Secretary.

                                THORNBURG INVESTMENT TRUST on behalf of
                                THORNBURG CALIFORNIA LIMITED TERM
                                MUNICIPAL FUND


                                By:
                                      -------------------------------------

                                      ------------------,  ----------------

                                THORNBURG LIMITED TERM MUNICIPAL FUND,
                                INC., on behalf of THORNBURG LIMITED TERM
                                MUNICIPAL FUND CALIFORNIA PORTFOLIO


                                By:
                                      -------------------------------------

                                      ------------------,  ----------------



                                  EXHIBIT A
                                     to
                     Agreement and Plan of Reorganization
                           Dated December ___, 2003


                          Thornburg Investment Trust
        (on behalf of Thornburg California Limited Term Municipal Fund)
                                     and
                 Thornburg Limited Term Municipal Fund, Inc.
  (on behalf of Thornburg Limited Term Municipal Fund California Portfolio)

Subparagraph 4(a)(x):  None.

                        PROSPECTUS AND PROXY STATEMENT
                  (For Holders of Institutional Class Shares)
                  RELATING TO THE ACQUISITION OF THE ASSETS OF
          THORNBURG LIMITED TERM MUNICIPAL FUND CALIFORNIA PORTFOLIO
                           a separate series of
                THORNBURG LIMITED TERM MUNICIPAL FUND, INC.
                          119 East Marcy Street
                        Santa Fe, New Mexico 87501
                              (800) 847-0200

                       BY AND IN EXCHANGE FOR SHARES OF
               THORNBURG CALIFORNIA LIMITED TERM MUNICIPAL FUND
                             a separate series of
                          THORNBURG INVESTMENT TRUST
                            119 East Marcy Street
                          Santa Fe, New Mexico 87501
                               (800) 847-0200

     This Prospectus/Proxy Statement relates to the proposed transfer of substantially all of the assets of Thornburg Limited Term Municipal Fund California Portfolio (the "Fund") in exchange solely for shares of Thornburg Limited Term Municipal Fund (the "New Fund"). The Fund and the New Fund each have the same investment objective, which is to seek as high a level of interest income which is exempt from federal and California state individual income taxes as is consistent, in the view of the Funds' investment adviser, with the preservation of shareholders' capital. As a result of the proposed transaction, each shareholder of the Fund Portfolio will receive shares of the New Fund equal in value at the date of the exchange to the value of the shareholder's shares of the Fund. The terms and conditions of these transactions are more fully described in this Prospectus/Proxy Statement and in the Agreement and Plan of Reorganization attached hereto as Exhibit A.

     This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about the New Fund that a prospective investor should know before investing. The New Fund's "Thornburg Limited Term Municipal Funds Institutional Class Shares Prospectus" dated ___________, 2004 (the "New Fund Prospectus") containing information about the New Fund has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus/Proxy Statement. A Statement of Additional Information dated February 1, 2004 (the "Statement of Additional Information") containing additional information about the New Fund has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus/proxy statement. A copy of the New Fund Prospectus and the Statement of Additional Information may be obtained without charge by writing to Thornburg at its address noted above or by calling 1-800-847-0200. Copies of the Fund's current "Thornburg Funds" prospectus for Class I shares dated February 1, 2004, and its Statement of Additional Information for Institutional Class Shares dated ______________________, 2004 are incorporated by reference into this Prospectus/Proxy Statement, and may be obtained without charge by writing to Thornburg at the address shown above or by calling 1-800-847-0200.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS COMBINED PROSPECTUS AND PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THORNBURG INVESTMENT TRUST OR THORNBURG LIMITED TERM MUNICIPAL FUND, INC.

     INVESTMENTS IN THORNBURG CALIFORNIA LIMITED TERM MUNICIPAL FUND (THE "NEW FUND") ARE SUBJECT TO RISK, INCLUDING POSSIBLE RISK OF PRINCIPAL, AND WILL FLUCTUATE IN VALUE. SHARES OF THE NEW FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, AND ARE NOT INSURED BY, ANY BANK, FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY GOVERNMENTAL AGENCY.

     The date of this Prospectus/Proxy Statement is __________, 2004.

                           TABLE OF CONTENTS

Summary of the Proposed Reorganization

Investment Adviser and Distributor of the Fund and the New Fund

Investment Goals, Policies and Restrictions of the Fund and the New Fund

Principal Risk Factors

Fees and Expenses of the Fund and the New Fund

Purchase, Redemption and Exchange Procedures for the Fund and the New Fund

Dividend Policies of the Fund and the New Fund

Comparative Information on Shareholder Rights

Additional Information About Shareholder Accounts

Information About the Reorganization

Capitalization

Additional Information About the Fund and the New Fund

Voting Information

Exhibit A:  Agreement and Plan of Reorganization

For detailed information about the New Fund, see the Thornburg Limited Term Municipal Funds Institutional Class Shares Prospectus dated __________ 2004, (the "New Fund Prospectus"), which may be obtained without charge by writing Thornburg at the address noted above or by calling 1-800-847-0200.

                   SUMMARY OF THE PROPOSED REORGANIZATION

     The Board of Directors of Thornburg Limited Term Municipal Fund, Inc. ("Thornburg LTMF"), including the Directors who are not "interested persons" of Thornburg LTMF (the "Independent Directors"), as defined in the Investment Company Act of 1940, have reviewed and unanimously approved an agreement and plan of reorganization (the "Agreement") between Thornburg LTMF on behalf of Thornburg Limited Term Municipal Fund California Portfolio (the "Fund") and Thornburg Investment Trust ("Thornburg Trust") on behalf of Thornburg California Limited Term Municipal Fund (the "New Fund") providing for the acquisition of substantially all of the assets of the Fund, a separate fund (sometimes referred to as a "series") of Thornburg LTMF, by the New Fund, a separate series of Thornburg Trust in exchange solely for voting shares of the New Fund. The aggregate net asset value of the shares of the acquiring the New Fund issued in the exchange will equal the aggregate net asset value of the shares outstanding for the acquired Fund. In connection with the transaction, shares of the New Fund will then be distributed to the Fund's shareholders pro rata by class so that holders of each class of shares of the Fund will receive shares of the corresponding class of shares of the New Fund. The Fund thereafter will be terminated. These transactions are referred to as the "reorganization."

     As a result of the reorganization, each owner of Institutional Class ("Class I") shares of the Fund will become an owner of the corresponding class of shares of the New Fund, having an aggregate net asset value equal to the net asset value of that shareholder's shares in the Fund. No sales charge will be imposed on the transaction. As a condition to the closing, Thornburg Trust and Thornburg LTMF will obtain a legal opinion to the effect that, based upon certain facts, assumptions and representations, the reorganization will qualify as a tax-free reorganization for federal income tax purposes. See "Information About the Reorganization." Persons receiving shares of the New Fund in the reorganization will remain free to redeem their shares after the reorganization.

     The Fund and the New Fund have identical investment objectives and policies. The New Fund will commence operations upon the completion of the reorganization with the same portfolio of investments owned by the Fund. The New Fund will have the same investment manager as the Fund, Thornburg Investment Management, Inc. ("TIMI"), which will perform investment management services under an investment management agreement having substantially identical terms and providing for the same fees as the Fund's current investment advisory agreement.

     Expenses of the New Fund are expected to be substantially the same as the expenses of the Fund before the reorganization, as follows:

Fund Annual Operating Expenses
Before the Reorganization
-------------------------

           Class I         .75%

Expected New Fund Annual Operating Expenses
After the Reorganization
-------------------------

           Class I        .75%

     Expenses of the reorganization will be paid by the Fund, and are not expected to have a material effect on the expenses of the Fund. The reorganization is expected to result in cost savings to the shareholders of the New Fund after the reorganization.

     For the reasons set forth below, the Board of Directors of LTMF, including all of the Independent Directors, have unanimously concluded that the reorganization is in the best interests of the shareholders of the Fund. The Board of Directors of Thornburg LTMF therefore have submitted the Agreement for approval by the shareholders of the Fund at a special meeting of shareholders to be held on April __, 2003 (the "Meeting"). Approval of the reorganization with respect to the Fund requires a vote of a majority of the outstanding shares of each of the three classes of the Fund's shares. This Prospectus/Proxy Statement pertains to and is directed to holders of the Fund's Institutional Class ("Class I") shares.

     At or about the same time that substantially all of the assets of the Fund are acquired by the New Fund, Thornburg California Limited Term Municipal Fund will acquire substantially all of the assets of Thornburg LTMF's other series, Thornburg Limited Term Municipal Fund California Portfolio. Each of these transactions has been approved by Thornburg LTMF's Board of Directors. The acquisition of substantially all of the assets of the Fund and Thornburg Limited Term Municipal Fund California Portfolio are referred to collectively herein as the "Related Transactions." Completion of the reorganization is contingent upon proper shareholder approval being received for each of the Related Transactions, and the satisfaction of all other conditions to closing the Related Transactions. There can be no assurance shareholder approval can be obtained for each Related Transactions or that the conditions of the other Related Transactions will be satisfied. If shareholders of the Fund approve the reorganization and the other Related Transactions is not approved, the Board of Directors of Thornburg LTMF will consider the alternatives available to it with respect to the Fund, including completion of the reorganization respecting the Fund. See "Voting Information."

     The Board of Directors has approved the reorganization because they believe it would benefit the Fund. The reorganization is intended to simplify legal and regulatory compliance functions, and to reduce the costs of performing these functions. The Board of Directors considered these objectives of the reorganization, together with other factors, which are discussed below under the caption "Information About the Reorganization."

     THE BOARD OF DIRECTORS, INCLUDING THE INDEPENDENT DIRECTORS,
UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION.

                   INVESTMENT ADVISER AND DISTRIBUTOR

     The investment adviser to both the Fund and to the New Fund is Thornburg Investment Management, Inc. ("TIMI"), 119 East Marcy Street, Santa Fe, New Mexico 87501. TIMI has been the investment adviser for the Fund since its inception in 1987. TIMI is also the investment adviser for all of the 12 Funds offered by Thornburg Trust, including the New Fund and Thornburg Limited Term Municipal Fund (the two Funds organized to consummate the Related Transaction), four other Funds which invest principally in municipal obligations for tax exempt current income, two Funds which invest in U.S. Government and other fixed income obligations for current income, three Funds which invest primarily for capital appreciation, and one Fund which invests for current income and capital appreciation. TIMI also provides to each Thornburg mutual fund under its management supervision, administration and performance of certain administrative services. Fees charged to the Fund and the New Fund for these services are described below under "Fees and Expenses of the Fund and the New Fund."

     The distributor of shares to both the Fund and to the New Fund is Thornburg Securities Corporation ("TSC"), 119 East Marcy Street, Santa Fe, New Mexico 87501. TSC has been the distributor for the Fund since its inception in 1987. TSC is also distributor for each other Thornburg mutual fund.


                    INVESTMENT GOALS, POLICIES
            AND RESTRICTIONS OF THE FUND AND THE NEW FUND

Investment Goals and Strategies of the Funds
--------------------------------------------

     The investment goals and strategies of the Fund and the New Fund are identical. The primary investment goal of each Fund is to obtain as high a level of current income exempt from federal and California state individual income tax as is consistent, in the view of the investment adviser, with preservation of capital. The secondary goal of each Fund is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios. Each Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

     Each Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by the State of California and its agencies, and by California local governments and their agencies. The investment adviser, Thornburg Investment Management, Inc. ("TIMI") actively manages each Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt securities, and analysis of specific securities. Each Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by TIMI to be comparable to obligors with outstanding investment grade obligations. The Fund may invest in obligations issued by certain United States territories and possessions. Each Fund's portfolio is "laddered" by investing in obligations of different maturities so that some obligations mature during each of the coming years.

     Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, each Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity normally less than five years. There is no limitation on the maturity of any specific security each Fund may purchase. Each Fund may dispose of any security before it matures. Each Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

     Each Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

     Under normal conditions each Fund invests at least 80% of its assets in municipal obligations originating in California which are exempt from California and regular federal income taxes, and normally invests 100% of its assets in municipal obligations originating in California or issued by United States territories and possessions. Each Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal or California income tax. These investments may be made due to market conditions, pending investment of idle funds or to afford liquidity. Each Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods s of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal and California income taxes.


                        PRINCIPAL RISK FACTORS

     Because the Funds' investment goals and policies are identical, the risks of investing in the New Fund are expected to be the same as the risks of investing in the Fund.

     The value of each Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. This effect is more pronounced for intermediate and longer term obligations owned by a Fund. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Nonrated obligations may have, or may be perceived to have, greater risk of default. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

     An investment in either Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     For a further discussion of the investment objectives, policies and restrictions applicable to the New Fund, please see the New Fund
Prospectus, which is available without charge by calling 1-800-847-0200.

              FEES AND EXPENSES OF THE FUND AND THE NEW FUND

Advisory and Administration Fees and Fund Expenses
--------------------------------------------------

     The Fund and the New Fund each have contractual arrangements to obtain investment management, administrative and distribution services which are substantially identical.

     The Fund and The New Fund are each contractually obligated to pay an investment management fee to TIMI based upon the Fund's assets. The fee is computed on average daily net assets of an annual rate as follows:

                  Net Assets                    Annual Rate
                  ----------                    -----------
                  0 to $500 million                 .50%
                  $500 million to $1 billion        .40%
                  $1 billion to $1.5 billion        .30%
                  $1.5 billion to $2.0 billion      .25%
                  more than $2.0 billion            .225%

TIMI also has entered into agreements with the Fund and the New Fund to provide administrative services at an annual rate of .05% of average daily net assets for Institutional Class shares of each Fund.

     Investment advisory fees, and the other expenses currently paid by the Fund and expected to be paid by the New Fund are set out below. The Shareholder Transaction Expense table shows the transaction fees paid by a shareholder in each Fund upon a purchase or redemption of shares. The Annual Operating Expenses table shows the annual Fund operating expense for the Fund for its fiscal year ended June 30, 2003 and compares those fee and expense percentages to the expected annual fund operating expenses for the New Fund for its current fiscal year.

Shareholder Transaction Expenses
Fees Paid Directly From Your Investment

                               Fund        New Fund
                               Class I     Class I
                               -------     --------

Maximum Sales Charge (Load) on  none        none
Purchases (as a percentage of
offering price)

Maximum Deferred Sales Charge   none        none
(Load) on Redemptions (as a
percentage of redemption
proceeds on original purchase
price, whichever is lower)

Redemption Fees (as a           none        none
percentage of amount redeemed)

Annual Operating Expenses
Expenses That Are Deducted From Fund Assets
(as a percentage of average net assets)

                               Fund        New Fund (1)
                               Class I     Class I
                               -------     --------

Investment Advisory Fee         .50%       .50%

Distribution and Service
(12b-1) Fees                    .00%       .00%

Other Expenses                  .25%       .25%
                               -----      -----

Total Annual Operating Expenses .75% (2)   .75%(2)

     (1) The New Fund is a newly organized Fund which has not conducted any business except incident to the reorganization. The fees and expenses shown for The New Fund are estimated fees and expenses expected to be incurred for the fiscal year ending June 30, 2004.

     (2) For the fiscal year ending June 30, 2004, Thornburg Investment Management, Inc. is waiving fees and reimbursing expenses so that actual Class I expenses do not exceed .65%. Thornburg Investment Management, Inc. intends to waive fees and reimburse expenses for Class I shares of the New Fund after the reorganization so that actual Class I expenses do not exceed ..65%. Waivers of fees and reimbursements of expenses may be terminated at any time.

EXAMPLE:

     The following Example is intended to help you compare the cost of investing in the New Fund with the cost of investing in the Fund Portfolio. The Example assumes that you invest $10,000 in each respective Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                Fund        New Fund Pro Forma
                Class I     Class I
                -------     --------
1 Year           $77         $77
3 Years          $240        $240
5 Years          $417        $417
10 Years         $930        $930


               PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES
                      FOR THE FUND AND THE NEW FUND

Sales Charges
--------------

     Share purchase, redemption and exchange procedures for the Institutional Class shares of the Fund are identical with the purchase, redemption and exchange procedures for the corresponding share class of the New Fund.

Purchasing Institutional Class Shares
-------------------------------------

     The Fund's Institutional Class ("Class I") shares are sold with no initial sales charge or contingent deferred sales charge at the net asset value per share.

     Qualified individual investors and qualified institutions purchasing shares for their own account are eligible to purchase Institutional Class shares provided they invest a minimum of $2,500,000. The minimum amount for subsequent purchases is $5,000. Qualified institutions include corporations, banks and insurance companies purchasing for their own account and other institutions such as trusts, endowments and foundations.

     Qualified employee benefit or retirement plans other than an individual retirement account ("IRA") or SEP-IRA are also eligible to purchase Institutional Class shares, provided they either invest a minimum of $1,000,000 in the funds or have 100 or more eligible participants enrolled in the plan. There is no minimum amount for subsequent purchases.

    Investment dealers, financial advisers or other investment professionals, including bank trust departments and companies with trust powers, purchasing for the accounts of others within a clearly defined "wrap" or other fee based investment advisory program are eligible to purchase Institutional Class shares. The Fund's distributor will establish a minimum amount per program or per account to qualify for purchase of Institutional Class shares. The minimum amount per program is currently $100,000.

Exchange Privileges
-------------------

     Class I shares of the Fund may be exchanged for Class I shares of other Thornburg funds, subject to certain conditions described in the Fund's prospectus. Similarly, Class I shares of the New Fund may be exchanged for Class I shares of other Thornburg mutual funds subject to the same conditions. Each of the Funds permits exchanges by telephone if the telephone exchange privilege has been elected by the shareholder. Shareholders of the Fund who previously elected the telephone exchange privilege will be deemed to have elected the exchange privilege of the New Fund if the reorganization is completed.

Redemptions
-----------

     Shares of the Fund and the New Fund properly presented for redemption may be redeemed at the next determined net asset value per share.
Shareholders of the Fund who previously elected the telephone redemption privilege will be deemed to have elected the New Fund's telephone redemption privilege if the reorganization is completed.

                      DIVIDEND POLICIES OF FUNDS

     The Fund distributes substantially all of its net investment income and realized capital gains to its shareholders. The Fund declares net income dividends daily and distributes those dividends monthly, and any net realized capital gains are distributed at least annually, usually in December. Distributions are reinvested in Fund shares unless the shareholder elects to receive them in cash. The New Fund intends to follow the same policies.

             COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

     The Fund is a diversified series of Thornburg Limited Term Municipal Fund, Inc. ("Thornburg LTMF"), a Maryland corporation organized in 1984. As a Maryland corporation, Thornburg LTMF is governed by applicable Maryland and federal law, its articles of incorporation and its bylaws. The business of Thornburg LTMF is supervised by its Board of Directors.

     The New Fund is a diversified series of Thornburg Trust, a Massachusetts business trust organized in 1987. As a Massachusetts business trust, Thornburg Trust is governed by applicable Massachusetts and federal law, its declaration of trust, as amended, and its bylaws. The business of Thornburg Trust is supervised by Thornburg Trust's Trustees.

     Thornburg LTMF is currently authorized under its articles of incorporation, as amended, to issue 300,000,000 Class A shares of the Fund, 150,000,000 Class C shares of the Fund, and 250,000,000 Institutional Class shares. Each share has a par value of $.001. The Board of Directors is permitted to increase this authorization from time to time under Maryland law. The Board of Directors is also permitted to create additional funds or "series," and to divide each such series into two or more classes of shares. Thornburg Trust is authorized to create an unlimited number of series, and with respect to each series, to issue an unlimited number of full and fractional shares of one or more classes and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the series. All of the shares of Thornburg LTMF and of Thornburg Trust, respectively, have equal voting rights with each other, except that only shares of the respective series or separate classes within a series are entitled to vote on matters concerning only that series or class. Neither Thornburg LTMF nor Thornburg Trust permits cumulative voting.

     Neither Thornburg LTMF nor Thornburg Trust holds annual shareholder meetings. There normally will not be any meetings of shareholders of Thornburg LTMF, Thornburg Trust or either of the Funds to elect directors or trustees unless fewer than a majority of the directors or trustees then holding office have been elected by shareholders. However, the Board of Directors of Thornburg LTMF or the trustees of Thornburg Trust may call special meetings from time to time to seek shareholder approval of certain matters, and meetings of shareholders of either Thornburg LTMF or Thornburg Trust will be called upon written request of shareholders holding in the aggregate not less than 10% of the outstanding shares of any affected series or class having voting rights.

     Under Maryland law, shareholders of Thornburg LTMF are not liable for the obligations of Thornburg LTMF. However, under Massachusetts law, there is a remote possibility that shareholders of a Thornburg Trust could, under certain circumstances, be held personally liable for the obligations of such a trust. The declaration of trust for Thornburg Trust contains provisions intended to limit any such liability and to provide indemnification out of Fund property for any shareholder charged or held personally liable for obligations or liabilities of the shareholder's fund solely by reason of being or having been a shareholder of that Fund and not because of the shareholder's acts or omissions or for some other reason. Consequently, the risk of a shareholder of the New Fund incurring financial loss on account of shareholder liability is limited to circumstances in which the New Fund itself would be unable to meet its obligations.

             ADDITIONAL INFORMATION ABOUT SHAREHOLDER ACCOUNTS

     If the reorganization is approved, the New Fund will establish an account for each Fund shareholder.

     No further purchases of the shares of the Fund may be made after the date on which the shareholders of the Fund approve the reorganization, and the share transfer books of the Fund will be permanently closed as of the date of Closing. Only redemption requests and transfer instructions received in proper form by the close of business on the day before the date of Closing will be fulfilled by the Fund. Redemption requests or transfer instructions received by the Fund after that date will be treated as requests for the redemption or instructions for transfer of shares of the New Fund credited to the accounts of shareholders of the Fund.
Accordingly, those redemption requests or transfer instructions after the close of business on the day before Closing will be forwarded to the New Fund. For a complete description of redemption procedures for the New Fund, see the sections of the New Fund Prospectus under the caption "Selling Fund Shares."

                   INFORMATION ABOUT THE REORGANIZATION

Agreement and Plan of Reorganization
------------------------------------

     The following summary of the proposed Agreement and Plan of Reorganization (the "Agreement") is qualified in its entirety by reference to the Agreement attached to this Prospectus/Proxy Statement as Exhibit A.

     The Agreement provides that the New Fund will acquire substantially all of the assets of the Fund in exchange solely for shares of the New Fund on the earliest practicable date following shareholder approval of the reorganization (the "Closing Date"). The number of full and fractional shares of the New Fund to be issued to shareholders of the Fund will be determined on the basis of the relative net asset values per share and aggregate net assets of the New Fund and the Fund computed immediately after the closing of business on the New York Stock Exchange (currently 4:00 p.m., Eastern time) on the last business day before the Closing Date (the "Valuation Date"). The net asset value per share for the Fund will be determined by dividing each class's respective assets, less its respective share of liabilities, by the total number of the class's outstanding shares. Portfolio securities of the Fund will be valued in accordance with the valuation practices of the Fund as described in its prospectus, which is incorporated by reference herein. Valuation procedures of the New Fund are the same as the valuation procedures of the Fund.

     Immediately after the transfer of the Fund's assets to the New Fund on the Closing Date, the Fund will distribute pro rata to its shareholders of record as of the close of business on the Valuation Date the full and fractional shares of the New Fund received by the Fund and will be dissolved as soon thereafter as reasonably practicable. The distribution will be accomplished by the establishment of accounts on the share records of the New Fund in the name of each shareholder of the Fund, each representing the respective pro rata number of full and fractional shares of the New Fund due each of those shareholders. Following the reorganization, shareholders will own shares of the New Fund of the same class as the Fund shares owned before the reorganization. No certificates for shares of the New Fund will be issued.

     The consummation of the reorganization is subject to the conditions set forth in the Agreement. The reorganization is also subject to approval by the Fund's shareholders. Approval requires the affirmative vote of the holders of a majority of each class of shares of the Fund. Further, completion of the reorganization is subject to shareholder approval of the "Related Transaction", which is the proposed transaction in which Thornburg Limited Term Municipal Fund will acquire substantially all of the assets of Thornburg Limited Term Municipal Fund National Portfolio. If shareholders of the Fund approve the reorganization, but the Related Transaction is not approved, the Board of Directors of the Fund will consider the available alternatives. The Agreement may be terminated and the reorganization abandoned prior to the Closing Date, before or after approval by shareholders of the Fund, by resolution of the Board of Directors of the Fund or the Trustees of Thornburg Trust, under circumstances specified in the Agreement.

     The Fund will pay the costs of the reorganization, which include fees and costs associated with preparing, filing, printing and distributing proxy materials, proxy solicitation costs, costs associated with qualifying shares for sale in various states, and the deregistration and dissolution of Thornburg LTMF.

     The Board of Directors of Thornburg LTMF have determined that participation in the reorganization is in the best interests of shareholders of the Fund.

     Full and fractional shares of beneficial interest of the New Fund will be issued to shareholders of the Fund in accordance with the procedures under the Agreement described above. Each share will be fully paid and non-assessable by the New Fund when issued, and will have no preemptive or conversion rights. See comparative information on shareholder rights, below, for additional information with respect to the shares of the New Fund.

Considerations of the Fund's Board of Directors
-----------------------------------------------

     Thornburg Investment Management, Inc. ("TIMI"), the investment adviser to both the Fund and the New Fund, proposed and recommended the reorganization to the Board of Directors of Thornburg (the "Board") to simplify certain compliance and administrative functions and to reduce the costs associated with the performance of those functions. Based upon TIMI's recommendation, and after consideration of the rationale for the reorganization and certain additional factors described below, the Board, including all of the directors who are not "interested persons" ("Independent Directors") as that term is used in the Investment Company Act of 1940 (the "1940 Act"), has determined that the reorganization is in the best interest of the shareholders of the Fund and that the terms of the agreement and plan of reorganization are fair and reasonable.

     The Board considered the recent increases in compliance and related functions performed for the Fund, and the likely further increase in those functions in the future due to regulatory and rulemaking initiatives by the Congress and the Securities and Exchange Commission. The Board noted specifically in this connection the following factors:

	.    increased duties for the Board assuring compliance with
          revised regulations applicable to mutual funds generally;

	.    increased audit committee functions and additional time
          devoted to audit committee functions by the independent accountants;

 	.    increased number of filings by Thornburg LTMF of
          documents required under state and federal law and increased time for review and discussion of those filings by the Board;
          and,

	.    increased Board fees and associated travel expenses and
          other expenses occasioned by these increased activities.

     The Board further noted in this regard that these functions are generally duplicative of comparable functions performed for and by Thornburg Investment Trust and its Trustees and audit committee.

     The Board concluded that the general complexity of compliance, and administration of compliance could be reduced significantly if the two funds currently offered by Thornburg LTMF were combined with the ten existing funds offered by Thornburg Investment Trust. This combination would, in the Board's view, eliminate the current duplication and reduce complexity by substituting one investment company in the place of two. Moreover, the Board concluded that the reorganization would result in significant cost savings, because the two funds of Thornburg Trust which will acquire Thornburg LTMF's two current funds will share with Thornburg Trust's other funds a number of costs which are currently duplicated (and thus not shared) by Thornburg LTMF and Thornburg Trust.

     In this latter regard the Board considered:

     . legal fees and costs associated with advice on compliance matters, preparation of documents related to compliance, preparation of documents for Board of Directors and audit committee meetings;

     . legal counsel preparation for and attendance at Board of Directors and audit committee meetings;

     . fees and costs associated with preparation and filing of registration statements and other periodic filings, and general corporate work associated with the maintenance of an additional corporate entity;

     . costs, including Directors' fees and travel and other expenses associated with the Board's and the audit committee's fees and meetings; and

     .     expenses and fees of the independent accountants.

The Board also considered the likelihood of future increases in these costs because of increased rulemaking and regulatory complexity, increasing duties placed on investment company directors and audit committees, the possible need to hire additional legal counsel and other persons for audit committees, and possible increases in the frequency of shareholder meetings to elect investment company directors. Based upon estimates by TIMI and legal counsel, the Board determined that it was reasonable to conclude that the costs of the reorganization could be recovered in less than two years.

     The Board also considered other factors in evaluating the proposed reorganization, including the following:

     (1) There would be no change in investment objectives, investment policies, or investment risks as a result of the reorganization;

     (2) After the reorganization, investment management, administrative services, and other functions would be performed under contracts having substantially the same terms as the existing contracts;

     (3) Fees and expenses for the New Fund are expected to be virtually the same as fees and expenses for the Fund, except for the costs of the reorganization (which are expected to be offset, and exceeded over time by cost savings);

     (4) The reorganization will result in no dilution of shareholders' interests;

     (5) Shareholders of the Fund will receive shares in the New Fund of the class corresponding to the same class of shares in the Fund;

     (6) The reorganization will be accomplished without recognition of gain or loss for federal income tax purposes by shareholders of Thornburg LTMF; and

     (7) No sales charges or transaction fees will be assessed against shareholders in connection with the reorganization.

Federal Income Tax Consequences
-------------------------------

     The reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended, with no taxable gain or loss recognized by the Fund, the New Fund, or shareholders of the Fund as a consequence of the reorganization. As a condition to the closing of the reorganization, the Fund and the New Fund will receive an opinion of legal counsel to that effect based on certain assumptions and representations made by the Fund and the New Fund.

     Shareholders of the Fund should consult their tax advisers regarding the effect, if any, of the proposed reorganization in light of their individual circumstances. In particular, shareholders of the Fund should also consult their tax advisers as to the state, local and other tax consequences, if any, of the reorganization.

                             CAPITALIZATION

     The following table sets forth the capitalization of the Fund and the New Fund as of December 31, 2003 and the pro forma capitalization of the combined New Fund as if the reorganization occurred on that date. These numbers will be different at the time of closing because the Fund's net assets for each class will increase or decrease.

CAPITALIZATION OF FUNDS AS OF DECEMBER 31, 2003

                                 FUND             NEW FUND       PRO FORMA
                                 ----             --------       ---------
NET ASSETS
-----------

Class A shares                  $_____              -0-           $_____
Class C shares                  $_____              -0-           $_____
Class I shares                  $_____              -0-           $_____
   TOTAL                        $_____              -0-           $_____

NET ASSETS PER SHARE
--------------------

Class A shares                  $_____              -0-           $_____
Class C shares                  $_____              -0-           $_____
Class I shares                  $_____              -0-           $_____

SHARES OUTSTANDING
-------------------

Class A shares                   _____              -0-            _____
Class C shares                   _____              -0-            _____
Class I shares                   _____              -0-            _____
    TOTAL                                           -0- (1)

SHARES AUTHORIZED
------------------

Class A shares                  300,000,000         unlimited     unlimited
Class C shares                  150,000,000         unlimited     unlimited
Class A shares                  250,000,000         unlimited     unlimited
    TOTAL                       700,000,000         unlimited     unlimited

     (1) It is anticipated that a nominal number of shares of each class will be issued to an officer of TIMI in order to permit the consummation of corporate actions before the reorganization.


                  ADDITIONAL INFORMATION ABOUT THE FUNDS

     Additional information respecting the New Fund is included in the Thornburg Limited Term Municipal Funds Institutional Class Shares prospectus dated _______________, 2004 (the "New Fund Prospectus") which accompanies this Prospectus and Proxy Statement and in the Thornburg Limited Term Municipal Funds Institutional Class Shares Statement of Additional Information dated ___________________, 2004, which has been filed with the Securities and Exchange Commission. Additional information is also included in the Statement of Additional Information dated ________________, 2004 related to the reorganization which has been filed with the Securities and Exchange Commission. The described New Fund Prospectus and statements of additional information are incorporated by reference herein. Copies of the New Fund Prospectus and the statements of additional information are available upon request and without charge by calling 1-800-847-0200.

     Information about the Fund is included in the Thornburg Institutional Class Shares prospectus dated February 1, 2004, and in the Thornburg Funds Institutional Class Statement of Additional Information dated February 1, 2004. The described prospectus and statement of additional information have been filed with the Securities and Exchange Commission and are incorporated by reference herein. Copies of the prospectus and the statement of additional information are available upon request and without charge by calling 1-800-847-0200.

     Reports and other information filed by Thornburg LTMF and Thornburg Trust can be inspected and copied at the Securities and Exchange Commission's Public Reference Room at 450 Fifth Street, NW, Washington, D.C. 20549. Information about the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are also available on the Commission's Internet site at http://www.sec.gov and copies of information may be obtained, upon payment of a duplicating fee, by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102, or contacting the Commission by e-mail at publicinfo@sec.gov.

     Thornburg LTMF files its registration statements and certain other information with the Commission under Investment Company Act of 1940 file number 811-4302. Thornburg Investment Trust files its registration statements and certain other information with the Commission under Investment Company Act of 1940 file number 811-05201.

VOTING INFORMATION

     Proxies for the meeting are being solicited from the Fund's shareholders by the Board of Directors of Thornburg LTMF. A proxy may be revoked at any time at or before the meeting by oral or written notice to the secretary of Thornburg LTMF, 119 East Marcy Street, Santa Fe, New Mexico 87501, (800) 847-0200. Unless revoked, all valid proxies will be voted in accordance with the specifications therein or, in the absence of specifications, for approval of the reorganization.

     Additional solicitations may be made by telephone, telegraph, facsimile or personal contact by officers or employees of TIMI and its affiliates or by a professional proxy solicitation firm or firms. Expenses of proxy solicitation will be borne by the Fund. TIMI has engaged the proxy solicitation firm of ___________ to assist in soliciting proxies for the meeting at an estimated cost of $______.

     Shares of the Fund of record at the close of business on _____________ (the "Record Date") will be entitled to vote at the meeting or any adjournment thereof. The presence in person or by proxy of one-third of the Fund's outstanding shares at the meeting will constitute a quorum. Shareholders are entitled to one vote for each share held, and each fractional share will be entitled to a proportionate fractional vote. Approval of the reorganization requires the affirmative vote of a majority of the outstanding shares of the Fund entitled to vote at the meeting. As of _____________,2004, there were issued and outstanding ______ Class A shares, ________ Class C shares and ________ Class I shares of the Fund.
As of the same date, the following persons known to own of record or beneficially 5% or more of the issued and outstanding shares of any Class of the Fund:

                           [to be inserted]

     As of the same date, there were issued and outstanding ____ Class A shares, ______ Class C shares, and ______ Class I shares of beneficial interest of the New Fund. All of these shares were held by ________, 119 East Marcy Street, Santa Fe, New Mexico 87501. Ms. _______ was issued these shares in order to permit certain actions in connection with the initial organization of the New Fund.

     In the event that a quorum is not present at the meeting, or a quorum is present at the meeting but sufficient votes to approve the reorganization are not received, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the meeting in person or by proxy. If a quorum is not present, the persons named as proxies will vote those proxies which they are entitled to vote for the reorganization in favor of such an adjournment and will vote those proxies required to be voted against the reorganization against any such adjournment.

     "Broker non-votes" are shares held in a broker's street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote, and the broker does not have discretionary voting authority. Abstentions in broker non-votes will be counted as shares present for purposes of determining whether a quorum is present but will not be voted for or against any adjournment or a proposal. Accordingly, abstentions in broker non-votes effectively will be a vote against adjournment and against the proposal because the required vote is a percentage of the shares outstanding.

     THE BOARD OF DIRECTORS, INCLUDING ALL OF THE INDEPENDENT DIRECTORS, RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" THE REORGANIZATION.

Submission of Shareholder Proposals
-----------------------------------

     The Fund does not hold regular shareholder meetings. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the secretary of Thornburg LTMF, 119 East Marcy Street, Santa Fe, New Mexico 87501.

Other Matters to Come Before the Meeting
----------------------------------------

     The Board of Directors of Thornburg LTMF knows of no other business to be brought before the meeting. However, if any other matters properly come before the meeting, proxies will be voted in accordance with the judgment of the Directors.


                                 EXHIBIT A
                                    to
                         PROSPECTUS/PROXY STATEMENT

                   AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of the ____ day of December 2003, by and between THORNBURG INVESTMENT TRUST, a Massachusetts business trust ("Thornburg Trust"), in respect of Thornburg California Limited Term Municipal Fund (the "New Fund"), a separate series of Thornburg Trust, and THORNBURG LIMITED TERM MUNICIPAL FUND, INC. a Maryland corporation ("Thornburg LTMF"), in respect of Thornburg Limited Term Municipal Fund California Portfolio (the "Fund"), a separate series of Thornburg LTMF.

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of (i) the transfer of substantially all of the Assets (hereinafter defined) of the Fund to the New Fund in exchange solely for Class A, Class C and Class I voting shares of beneficial interest of the New Fund having no par value (the "New Fund Class A Shares," "New Fund Class C Shares," and "New Fund Class I Shares," respectively, and collectively the "New Fund Shares") and (ii) the distribution on the Closing Date (hereinafter defined) of the New Fund Shares to the shareholders of the New Fund in complete liquidation of the Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement. All actions required to be taken by Thornburg Trust pursuant to this Agreement, and all representations, warranties and covenants of Thornburg Trust hereunder, are taken and made on behalf of the New Fund. All actions required to be taken by Thornburg LTMF pursuant to this Agreement, and all representations, warranties and covenants of Thornburg LTMF hereunder, are taken and made on behalf of the New Fund.

     THEREFORE, in consideration of the premises and of the covenants and agreements hereafter described, the parties hereto covenant and agree as follows.

     1.     Procedure for Reorganization.

            (a) Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, Thornburg LTMF agrees to transfer the Assets of the New Fund as set forth in paragraph (b) to the New Fund, and Thornburg Trust agrees to deliver to the New Fund in exchange therefor the number of the New Fund Shares determined by dividing the value of the Assets computed in the manner and as of the time and date set forth in paragraph 2(a), by the net asset value of the New Fund Shares computed in the manner and as of the time and date set forth in paragraph 2(b). These transactions shall take place at the closing provided for in paragraph 3(a) (the "Closing").

            (b) The Assets to be acquired by the New Fund shall consist of all cash, portfolio securities and due bills for dividends, interest, or other receivables or rights to receive any of the foregoing, receivables for shares sold, and any claims or rights with respect to portfolio securities, whether or not arising from contract, which are owned by the New Fund on the closing date provided in paragraph 3(a) (the "Closing Date"). The New Fund will retain cash and cash equivalents in an amount reasonably estimated by it to be sufficient to discharge: (i) obligations incurred in the ordinary course of its business, which could not reasonably be paid before Closing and are not otherwise borne by any other person; and
(ii) costs resulting from the liquidation and deregistration of the Fund and Thornburg LTMF. The Assets will not include any rights in and to the "Thornburg" name or any variant thereof. The Fund has provided the New Fund with a list of the current securities holdings of National Portfolio as of the date of execution of this Agreement. Thornburg LTMF and the Fund reserve the right to sell any of these securities in the ordinary course of business but will not, without prior notification to Thornburg Trust, acquire any additional securities for the Fund other than securities of the type in which the New Fund is permitted to invest.

            (c) On the Closing Date, Thornburg LTMF will cause the Fund to be liquidated and to distribute pro rata to the Fund's shareholders of record (the "Fund Shareholders"), determined on and as of the close of business on the Valuation Date specified in paragraph 2(a), the New Fund Shares received by Thornburg LTMF pursuant to paragraph (a). Specifically, Thornburg LTMF shall (i) distribute the New Fund Class A Shares received in the exchange, pro rata, to the Fund Shareholders holding Class A shares of the Fund, (ii) distribute the New Fund Class C shares received in the exchange, pro rata, to the Fund Shareholders holding Class C shares of the Fund, and (iii) distribute the New Fund Class I Shares received in the exchange, pro rata, to the Fund Shareholders holding Class I shares of the Fund. The liquidation and distribution will be accomplished by the transfer of the New Fund Shares then credited to the account of the Fund on the books of New Fund, to open accounts on the share records of the Fund in the names of the Fund Shareholders and representing the respective pro rata number of New Fund due the Fund Shareholders.

            (d) As of the Closing Date, any physically-issued share certificates held by former Fund Shareholders and relating to Fund shares exchanged for New Fund Shares in accordance with the preceding paragraph
(c) will represent only the right to receive the appropriate number of New Fund Shares. As of the Closing Date, persons holding those certificates will be requested to surrender their certificates. No redemption or repurchase of any New Fund Shares credited to former Fund Shareholders in place of Fund shares represented by unsurrendered certificates will be permitted until those certificates have been surrendered for cancellation or the certificates are cancelled upon the delivery of lost certificate affidavits.

            (e) Any transfer taxes payable upon issuance of New Fund Shares in a name other than that of the registered holder of the New Fund Shares on the books of the Fund as of the Closing Date shall, as a condition of such issuance and transfer, be paid by the person to whom the New Fund Shares are to be issued and transferred.

            (f) The Fund shall be dissolved as soon as reasonably practicable following the Closing Date. Thornburg LTMF will deregister with the Securities and Exchange Commission (the "Commission") in accordance with the Investment Company Act of 1940, as amended (the "1940 Act").

            (g) Thornburg Trust will not assume any liability of Thornburg LTMF, or acquire any Asset subject to any liability, in connection with the transactions contemplated by this Agreement, except that the New Fund will assume the obligation to pay for any portfolio securities purchased by the Portfolio before the Closing Date in the ordinary course of its business and the purchase of which was disclosed to the New Fund by the New Fund Portfolio when the commitment to purchase arose.

     2.     Valuation.

            (a) The value of the Fund's Assets to be acquired by the New Fund hereunder shall be the value of those assets computed as of the close of business on the New York Stock Exchange and after the declaration of any dividends on the business day next preceding the Closing Date (the time and
date being hereinafter called the "Valuation Date").   The value of the
portion of the Fund's Assets consisting of portfolio securities will be computed by Kenny Information Systems, subject to adjustment by the amount, if any, agreed to by the New Fund and the Fund. In determining the value of the Assets, each portfolio security and other portfolio asset shall be priced by Kenny Information Systems in accordance with the policies and procedures of the New Fund (subject to the third sentence hereafter) as set forth in the then current prospectuses and statement of additional information applicable to the New Fund, subject to adjustments agreed to by the Fund and the New Fund. All computations shall be made by Kenny Information Systems. In the event of a dispute with respect to the valuation of any portfolio security or other portfolio asset of the Fund, the New Fund and the Fund shall, by mutual consent, select an independent third party to resolve the matter, and the determination of the independent party will bind the Funds.

            (b) The value of the Assets of each class of the Fund shall be divided, as of the close of business on the New York Stock Exchange and after the declaration of any dividends on the Valuation Date, among the Class A, Class C and Class I shares of National Portfolio (the "Class A Assets," "Class C Assets," and "Class I Assets"), respectively, in accordance with the Fund's customary method of accounting.

            (c) The net asset value of each New Fund Share shall be the net asset value per share computed as of the close of business on the New York Stock Exchange and after the declaration of any dividends on the Valuation Date, using the valuation procedures set forth in the New Fund's then current prospectuses, and in accordance with the New Fund's customary method of accounting.

            (d) On the Closing Date, the New Fund shall issue to the Fund full and fractional New Fund Class A, Class C and Class I shares in the respective numbers determined in accordance with this paragraph 2(d). The number of New Fund Class A shares shall be determined by dividing the value of the Class A Assets by the net asset value of a New Fund Class A share determined in accordance with paragraph 2(c). The number of New Fund Class C shares shall be determined by dividing the value of the Class C Assets by the net asset value of a New Fund Class C share determined in accordance with paragraph 2(c). The number of New Fund Class I shares shall be determined by dividing the value of the Class I Assets by the net asset value of a New Fund Class I share determined in accordance with paragraph 2(c).

     3.     Closing and Closing Date.

            (a) The Closing Date shall be as soon as practicable after approval of the transactions contemplated in this Agreement by the Fund's Shareholders has been obtained. The Closing will be held at 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501, in the offices of Thornburg Management Company, Inc., or at such other place as the parties may agree. The time of Closing will be 8:00 a.m. New York time on the Closing Date. All acts taking place at the Closing will be deemed to occur simultaneously as of the time of the Closing on the Closing Date.

            (b) The Fund's portfolio securities shall be available for inspection by the New Fund, its custodian bank or such other agents of Thornburg Trust as Thornburg Trust shall reasonably designate, at the offices of the Fund's custodian, no later than five business days preceding the Valuation Date, and the Fund will immediately notify the New Fund's investment adviser of any portfolio security thereafter acquired or sold by the Fund. The Fund's securities and cash shall be delivered by Thornburg LTMF to State Street Bank & Trust Company, Boston, MA 02205-9087, as custodian for the New Fund for the account of the New Fund on the Closing Date, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers. The cash delivered shall be in the form of currency or certified or official bank checks, or completed federal funds wire, payable to the order of "State Street Bank & Trust Co., Custodian for Thornburg Limited Term Municipal Fund." The Fund will cause its custodian to deliver at Closing a certificate of an authorized officer of the Custodian stating that the Fund's have been delivered in proper form to the New Fund's custodian on or before the Closing Date.

           (c) In the event that on the Valuation Date (i) the New York Stock Exchange is closed to trading, or (ii) trading or the reporting of trading in securities generally is disrupted so that accurate appraisal of the value of the net assets of the New Fund or the Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

            (d) Thornburg LTMF shall deliver to Thornburg Trust shareholder and shareholder account information as of the close of business on the Valuation Date as reasonably requested by Thornburg Trust. The New Fund shall issue and deliver a confirmation to the Fund at the Closing stating the number of New Fund Shares to be credited on the Closing Date to the Fund, and stating the number of New Fund Shares credited to the Fund's account on the books of the New Fund. Thornburg Trust shall issue and deliver to each former Fund Shareholder, after the Closing, a confirmation stating the number of New Fund Shares credited to the shareholder's account. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party may reasonably request.

     4.     Representations and Warranties.

            (a) Thornburg LTMF represents and warrants to Thornburg Trust as follows:

                 (i) The Fund is a series of Thornburg LTMF, which is a corporation duly formed and validly existing under the laws of the State of Maryland;

                 (ii) Thornburg LTMF is a duly registered open-end management investment company, and its registration with the Commission as an investment company undr the 1940 Act is in full force and effect;

                 (iii) The current prospectuses and statements of additional information of the Fund, each dated November 1, 2003, conform in all material respects to the applicable requirements of the Securities Act of 1933 (the "1933 Act") and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

                 (iv) To the knowledge of Thornburg LTMF, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Fund of the transactions contemplated by this Agreement, except as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, or the rules and regulations under those Acts, all of which shall have been received prior to the Closing Date, except for such consents, approvals, authorizations or orders as may be required subsequent to the Closing Date;

                 (v) The execution, delivery and performance of this Agreement will not result in a material violation of Thornburg LTMF's Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Fund or Thornburg LTMF is a party or by which it is bound;

                 (vi) The Fund has valued, and will continue to value its portfolio securities and other assets in accordance with applicable legal requirements;

                 (vii) All material contracts or other commitments (other than this Agreement) to which the Fund is a party will be terminated without liability to the Fund or the New Fund on or before the Closing Date;

                 (viii) No litigation or administrative proceeding or investigation of or before any court or governmental body or self regulatory organization is presently pending or threatened against the Fund or any of its properties or assets.
                         Thornburg LTMF knows of no facts which might form the basis for the institution of such proceedings, and neither Thornburg LTMF nor the Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body or self regulatory organization which materially and adversely affects their business or their ability to consummate the transactions herein contemplated;

                 (ix) The statement of assets and liabilities, the statement of operations, and the statement of changes in net assets of the Fund at June 30, 2003 have been audited by PricewaterhouseCoopers, LLP, independent certified public accountants, and those statements, together with the statements of assets and liabilities, the statements of operations, and the statements of changes in net assets at December 31, 2003, when issued, fairly reflect, or in the case of the December 31, 2003 statements will fairly reflect, in all material respects the assets, financial condition, results of operations, and changes in net assets of the Fund as of and for the periods ended on those dates and have, or in the case of the December 31, 2003 statements, shall have been prepared, in accordance with generally accepted accounting principles consistently applied; and there are as of the dates thereof no known liabilities of the Fund other than liabilities disclosed or provided for in the foregoing statements;

                 (x) Since June 30, 2003, there has been no material adverse change in the Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business; and the Fund has not incurred any indebtedness maturing more than one year from the date such indebtedness was incurred except as disclosed in Exhibit A. For the purposes of this subparagraph
                         (x), a decline in net asset value per share of the Fund's Shares is not a material adverse change;

                 (xi) At the Closing Date, all material federal and other tax returns and reports of the Fund required by law then to be filed (including any extensions) shall have been filed, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of Thornburg LTMF's knowledge no such return of or relating to the Fund is currently under audit, and no assessment has been asserted with respect to the Fund;

                 (xii) The Fund has met the requirements of Subchapter M of the Code and has elected to be treated as a regulated investment company for each taxable year of its operations since its inception, and will so qualify for the taxable year ending on the Closing Date;

                 (xiii) The Fund is authorized to issue 300,000,000, 150,000,000 and 125,000,000 Class A, Class C and
                         Class I shares, respectively, of the Fund, at the date hereof. All issued and outstanding shares of the Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All issued and outstanding shares of the Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by Thornburg LTMF. All of the issued and outstanding Shares of the Fund will, at the time of Closing, be held by shareholder accounts in the amounts set forth in the list of shareholder's accounts submitted to Thornburg Trust pursuant to paragraph 3(d). The Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any securities issuable by the Fund;

                 (xiv) At the Closing Date, the Fund will have good and marketable title to the Assets to be transferred to the New Fund pursuant to paragraph 1(b), subject to no lien, encumbrance or competing interest in any person, and full right, power, and authority to sell, assign, transfer and deliver the Assets hereunder, and upon delivery and payment for those Assets, the New Fund will acquire good and marketable title thereto, subject to no restriction on the full transfer thereof, including such restrictions as might arise under the 1933 Act other than as disclosed in writing to the New Fund;

                 (xv) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary actions on the part of Thornburg LTMF's Board of Directors, and this Agreement constitutes a valid and binding obligation of Thornburg LTMF, enforceable in accordance with its terms, subject to the approval of the shareholders of the Fund, and further subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and subject to general equity principles;

                 (xvi) The information furnished by the New New Fund LTMF for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby is and shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto;

                 (xvii) The registration statement filed by the New Fund on Form N-14 relating to the New Fund Shares that will be registered with the Commission pursuant to this Agreement, which shall include the proxy statement of Thornburg LTMF in respect of the Fund with respect to the transactions contemplated by this Agreement, and any supplement or amendment thereto or to the documents contained or incorporated therein by reference (the "N-14 Registration Statement"), and the proxy materials of Thornburg LTMF in respect of the Fund included in the N-14 Registration Statement and filed with the Commission pursuant to Section 14 of the 1934 Act with respect to the transactions contemplated by this Agreement, and any supplement or amendment thereto or the documents appended thereto (the "Reorganization Proxy Materials"), from their effective dates with the Commission, through the time of the meeting of shareholders of the Fund contemplated therein (the "Shareholders Meeting") and at the Closing Date: (a) shall comply in all material respects with the provisions of the 1933 Act, 1934 Act and the 1940 Act, the rules and regulations thereunder, and applicable state securities laws, and (b) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, that the representations and warranties in this subparagraph shall only apply to statements in or omissions from the N-14 Registration Statement or Reorganization Proxy Materials made by, or in reliance upon and in conformity with information furnished by or on behalf of Thornburg LTMF.

            (b) Thornburg Trust represents and warrants to Thornburg LTMF as follows:

                 (i) The New Fund is a series of Thornburg Trust, which is a business trust duly formed and validly existing under the laws of the Commonwealth of Massachusetts;

                 (ii) Thornburg Trust is a duly registered open-end management investment company and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

                 (iii) The prospectuses and statements of additional information for shares of the New Fund, when effective, shall conform in all material respects to the applicable requirements of the 1933 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

                 (iv) To the knowledge of Thornburg Trust, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the New Fund of the transactions contemplated by this Agreement, except as may be required under the 1933 Act, the 1934 Act, the 1940 Act, or the rules and regulations under those Acts, all of which shall have been received prior to the Closing Date, except for such consents, approvals, authorizations or orders as may be required subsequent to the Closing Date;

                 (v) The execution, delivery and performance of this Agreement will not result in a material violation of Thornburg Trust's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the New Fund or Thornburg Trust is a party or by which it is bound;

                (vi) The New Fund has valued, and will continue to value, its portfolio securities and other assets in accordance with applicable legal requirements;

                 (vii) No litigation or administrative proceeding or investigation of or before any court or governmental body or self regulatory organization is presently pending or threatened against the New Fund or any of its properties or assets.
                         Thornburg Trust knows of no facts which might form the basis for the institution of such proceedings, and neither Thornburg Trust nor the New Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body or self regulatory organization which materially and adversely affects their business or their ability to consummate the transactions herein contemplated;

                 (viii) At the Closing Date, all federal and other tax returns and reports of the New Fund required by law then to be filed shall have been filed, and all federal and other taxes shall have been paid for as due or provision shall have been made for the payment thereof and, to the best of Thornburg Trust's knowledge, no such return of or relating to the New Fund is currently under audit, and no assessment has been asserted with respect to the New Fund;

                 (ix) The New Fund intends to meet the requirements of Subchapter M of the Code, and intends to be treated as a regulated investment company for the first taxable fiscal year of its operation including the Closing Date;

                 (x) Thornburg Trust is authorized to issue an unlimited number of shares of beneficial interest having no par value. All issued and outstanding New Fund Shares at the Closing Date will be duly and validly issued and outstanding, fully paid and non-assessable. The New Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any securities issuable by the New Fund, nor is there outstanding any security convertible into New Fund Shares (except as the trustees of Thornburg Trust may convert classes of shares in accordance with Thornburg Trust's Declaration of Trust, as amended);

                 (xi) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary actions on the part of Thornburg Trust's trustees, and this Agreement constitutes a valid and binding obligation of Thornburg Trust enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and subject to general equity principles;

                 (xii) New Fund Shares to be issued and delivered to the Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued New Fund Shares, and will be fully paid and non-assessable by Thornburg Trust, except to the extent that shareholders of Thornburg Trust may be held personally liable for obligations of Thornburg Trust;

                (xiii)   The N-14 Registration Statement and the
                         Reorganization Proxy Materials, from their effective dates with the Commission, through the time of the Shareholders Meeting and at the Closing Date:

                         (a) shall comply in all material respects with the provisions of the 1933 Act, 1934 Act and the 1940 Act, the rules and regulations thereunder, and applicable state securities laws, and

                         (b) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading; provided, that the representations and warranties in this subparagraph shall only apply to statements in or omissions from the N-14 Registration Statement or the Reorganization Proxy Materials made in reliance upon and in conformity with information furnished by or on behalf of Thornburg Trust;

                 (xiv) At the Closing Date, the New Fund will have good and marketable title to its assets, subject to no lien, encumbrance or competing interest in any person, and full right, power and authority to sell, assign, transfer and deliver those assets other than as disclosed in writing to Thornburg LTMF; and

                 (xv) The information furnished by Thornburg Trust for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby is and shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

     5.     Covenants of the Parties.

            (a) The New Fund and the Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that the ordinary course of business will include customary dividends and distributions and any other distribution that may be advisable.

            (b) Thornburg LTMF will call a meeting of the shareholders of the Fund to be held as promptly as practicable to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

            (c) Thornburg LTMF covenants that the New Fund Shares to be issued hereunder will not be sold or distributed other than in accordance with the terms of this Agreement.

            (d) Thornburg LTMF will furnish to Thornburg Trust all information reasonably requested and that is within its control for the preparation of the N-14 Registration Statement, the preparation and distribution of the Reorganization Proxy Materials, and for effectuating the transactions contemplated herein. Thornburg LTMF will furnish, or cause its transfer agent to furnish, to Thornburg Trust all information reasonably requested respecting the beneficial ownership of Thornburg LTMF shares, shareholders and shareholder accounts for the mailing of the Reorganization Proxy Materials and for the establishment of New Fund accounts for shareholders of the Fund in accordance with paragraph 1(c). Thornburg LTMF will furnish, or cause its custodian or other agents to furnish, all portfolio asset information reasonably requested by Thornburg Trust in connection with, and to facilitate, the transactions contemplated by this Agreement.

            (e) Subject to the provisions of this Agreement, Thornburg Trust and Thornburg LTMF will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

            (f) Thornburg LTMF shall furnish to Thornburg Trust within 30 days after the Closing Date a detailed trial balance of the Fund's assets and liabilities and computations showing amortization of premium on portfolio securities. Thornburg Funds shall furnish to Thornburg Trust when available the final federal income tax return for the Fund.

            (g) Thornburg LTMF will, as promptly as practicable after the Closing, wind up the business of the Fund, deregister the Fund under applicable federal securities laws, file final reports with the state securities regulators requiring any such reports, prepare and distribute final account statements and tax statements to persons who were formerly shareholders of the Fund, and file any necessary federal and state tax returns.

            (h) Thornburg Trust will prepare and file the N-14 Registration Statement, will file the Reorganization Proxy Materials with applicable regulatory authorities, and will use all reasonable efforts to obtain clearance or effectiveness of the N-14 Registration Statement and the Reorganization Proxy Materials, all in accordance with the 1933 Act, the 1934 Act, and the 1940 Act, and applicable regulations and rulings thereunder, and in accordance with any applicable state statutes and regulations.

            (i) Thornburg Trust agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1934 Act, the 1940 Act and such of the state securities laws as are necessary or appropriate in order to continue its operations after the Closing Date.

     6.     Conditions Precedent to Obligations of Thornburg LTMF.

            The obligations of Thornburg LTMF to consummate the transactions provided for herein shall be subject, at its election, to the performance by Thornburg Trust of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

            (a) All representations and warranties of Thornburg Trust contained in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date; and

            (b) Thornburg Trust shall have delivered to Thornburg LTMF a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to Thornburg LTMF and dated as of the Closing Date, certifying that the representations and warranties of Thornburg Trust made in this Agreement are true and correct at and as of the Closing Date.

     7.     Conditions Precedent to Obligations of Thornburg Trust.

            The obligations of Thornburg Trust to complete the transactions provided for herein shall be subject, at its election, to the performance by Thornburg LTMF of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

            (a) All representations and warranties of Thornburg LTMF contained in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date;

            (b) Thornburg LTMF shall have delivered to Thornburg Trust the following information prepared as of the Closing Date: (i) net asset value pricing sheet of the Fund, with a portfolio listing of each portfolio security including the principal amount, identification of issue, cost, tax lot cost, market price per unit and market value; (ii) trial balance of the Fund's general ledger; (iii) supporting schedules with the details for accounts receivable and accounts payable; (iv) certification from the Fund's custodian that it has delivered to the New Fund's custodian the Assets acquired by the New Fund; and (v) confirmation from the New Fund's transfer agent of the aggregate number of the Fund's shares outstanding and a reconciliation of that number to the number of shares shown in the pricing sheet referred to in (i) above;

            (c) Thornburg LTMF shall have delivered to Thornburg Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to Thornburg Trust and dated as of the Closing Date, certifying that the representations and warranties of Thornburg LTMF made in this Agreement are true and correct at and as of the Closing Date;

            (d) This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Fund in accordance with applicable law and evidence of the approval shall have been delivered to Thornburg Trust; and

            (e) The parties shall have received a favorable opinion of White, Koch, Kelly & McCarthy, P.A. satisfactory to Thornburg LTMF and Thornburg Trust, substantially to the effect that, based upon certain facts, assumptions and representations, the transactions contemplated by this Agreement constitute a tax-free reorganization described in Section 368(a)(1) of the Internal Revenue Code of 1986, as amended, for federal income tax purposes. The delivery of such opinion is conditioned upon receipt by White, Koch, Kelly & McCarthy, P.A. of representations it shall request of Thornburg Trust and Thornburg LTMF.

     8. Further Conditions Precedent to Obligations of Thornburg Trust and Thornburg LTMF.

            Each party's obligations hereunder are, at its election, subject to the further conditions that:

            (a) On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

            (b) On or before the Closing Date, all consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including "no-action" positions of such federal or state authorities) deemed necessary by Thornburg Trust or Thornburg LTMF to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the business assets or properties of Thornburg Trust or Thornburg LTMF; and

            (c) On or before the Closing Date, the N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     9.     Responsibility for Fees and Expenses.

            Thornburg LTMF will pay the costs of the transactions contemplated hereby, including the expenses of preparing and filing the N-14 Registration Statement, the costs of distributing the prospectuses and proxy materials, proxy solicitation costs, and other costs.

     10.    Massachusetts Business Trust.

            Thornburg Trust is organized as a Massachusetts business trust, and references in this Agreement to Thornburg Trust mean and refer to the trustees of Thornburg Trust from time to time serving under its Declaration of Trust on file with the Secretary of State of the Commonwealth of Massachusetts, as the same may be amended from time to time, pursuant to which Thornburg Trust conducts its business. It is expressly agreed that the obligations of Thornburg Trust hereunder shall not be binding upon any of Thornburg Trust's trustees, shareholders, nominees, officers, agents, or employees of Thornburg Trust, or New Fund personally, but bind only the property of the New Fund, as provided in Thornburg Trust's Declaration of Trust. Moreover, no series of Thornburg Trust other than the New Fund shall be responsible for the obligations of Thornburg Trust hereunder, and all persons shall look only to the respective assets of the New Fund to satisfy the obligations of Thornburg Trust hereunder. The execution and delivery of this Agreement have been authorized by Thornburg Trust's trustees, on behalf of the New Fund, and this Agreement has been signed by authorized officers of Thornburg Fund acting as such, and neither such authorization by such trustees, nor such execution and delivery by such officers, shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the respective property of the New Fund, as provided in Thornburg Trust's Declaration of Trust.

     11.    Indemnification.

            (a) The New Fund agrees to indemnify and hold harmless the Fund and each of the Fund's directors and officers from and against any and all losses, claims, damages, liabilities or expenses (including without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Fund or any of its directors or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the New Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

            (b) The Fund agrees to indemnify and hold harmless the New Fund and each of the New Fund's trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the New Fund or any of its trustees or officers may become subject insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

     12.    Entire Agreement; Survival of Warranties.

            (a) Thornburg Trust and Thornburg LTMF agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

            (b) The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

     13.    Termination.

            (a) This Agreement may be terminated by the mutual agreement of Thornburg Trust and Thornburg LTMF. In addition, either Thornburg Trust or Thornburg LTMF may at its option terminate this Agreement at or before the Closing Date because:

                 (i) of a material breach by the other of any representation, warranty or agreement contained herein to be performed at or before the Closing Date; or

                 (ii) a condition herein expressed to be precedent to the
                      obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

            (b) In the event of any such termination, there shall be no liability for damages on the part of either Thornburg Trust or Thornburg LTMF, or their respective trustees, directors or officers, to the other party or its trustees, directors or officers, but each shall bear, except as otherwise provided in section 9, the expenses incurred by them incidental to the preparation and carrying out of this Agreement.

     14.    Amendments.

            This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of Thornburg LTMF and Thornburg Trust; provided, however, that following the shareholders' meeting called by the Fund pursuant to this Agreement, no such amendment may have the effect of changing the provisions for determining the number of New Fund Shares to be issued to the Fund's shareholders under this Agreement to the detriment of those shareholders without their further approval.

     15.    Notices.

 	       Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to Thornburg Trust, 119 East Marcy Street, Santa Fe, New Mexico 87501, Attention:
Brian J. McMahon, and to Thornburg LTMF, 119 East Marcy Street, Santa Fe, New Mexico 87501, Attention: George T. Strickland.

     16.    Headings; Counterparts; Governing Law; Assignment.

            (a) The section and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

            (b) This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

            (c) This Agreement shall be governed by and construed in accordance with the substantive laws of the Commonwealth of Massachusetts, provided that nothing herein shall be construed in a manner inconsistent with the 1940 Act or the Advisers Act (as the same Acts shall have been or will be amended) or rules, orders or regulations of such governmental bodies or authorities having authority with respect to such Acts.

            (d) This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective administrators, executors, legal representatives, heirs, successors and permitted assigns, any rights or remedies under or by reason of this Agreement.

            (e) In the event of any litigation respecting this Agreement or its subject matter, the prevailing party will be entitled to reimbursement from the losing party for the prevailing party's cost of suit, including reasonable attorneys' fees.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and attested to by its Secretary or Assistant Secretary.

                                THORNBURG INVESTMENT TRUST on behalf of
                                THORNBURG CALIFORNIA LIMITED TERM
                                MUNICIPAL FUND


                                By:
                                      -------------------------------------

                                      ------------------,  ----------------

                                THORNBURG LIMITED TERM MUNICIPAL FUND,
                                INC., on behalf of THORNBURG LIMITED TERM
                                MUNICIPAL FUND CALIFORNIA PORTFOLIO


                                By:
                                      -------------------------------------

                                      ------------------,  ----------------



                                  EXHIBIT A
                                     to
                     Agreement and Plan of Reorganization
                           Dated December ___, 2003


                          Thornburg Investment Trust
        (on behalf of Thornburg California Limited Term Municipal Fund)
                                     and
                 Thornburg Limited Term Municipal Fund, Inc.
  (on behalf of Thornburg Limited Term Municipal Fund California Portfolio)

Subparagraph 4(a)(x):  None.

                    STATEMENT OF ADDITIONAL INFORMATION
                (For Holders of Class A and Class C Shares)
                Relating to the Acquisition of the Assets of
         THORNBURG LIMITED TERM MUNICIPAL FUND NATIONAL PORTFOLIO
          a series of THORNBURG LIMITED TERM MUNICIPAL FUND, INC.
                         119 East Marcy Street
                       Santa Fe, New Mexico 87501
                              (800) 847-0200
                by and in exchange solely for shares of
               THORNBURG LIMITED TERM MUNICIPAL FUND, INC
                a series of THORNBURG INVESTMENT TRUST
                          119 East Marcy Street
                       Santa Fe, New Mexico 87501
                               (800) 847-0200

       This Statement of Additional Information, relating specifically to the proposed acquisition of substantially all of the assets of Thornburg Limited Term Municipal Fund National Portfolio (the "Fund"), a series of Thornburg Limited Term Municipal Fund, Inc., by Thornburg Limited Term Municipal Fund (the "New Fund"), a series of Thornburg Investment Trust, in exchange solely for voting shares of the New Fund, consists of this cover page and the following documents, each of which is attached hereto and incorporated by reference herein:

       1. Thornburg Limited Term Municipal Funds Statement of Additional Information _____________, 2004, [to be added by amendment];

       2. Thornburg Funds Statement of Additional Information dated February 1, 2004, 2004, [to be added by amendment]; and

       3. Thornburg Limited Term Municipal Fund National Portfolio Annual Report, June 30, 2003; and

       4. Thornburg Limited Term Municipal Fund National Portfolio Semiannual Report, December 31, 2003 [to be added by amendment].

       This Statement of Additional information is not a prospectus. A Prospectus/Proxy Statement dated _________________, 2004 relating to the above referenced acquisition may be obtained from Thornburg Investment Trust at the number and address shown above. This Statement of Additional Information relates to, and should be read with, the Prospectus/Proxy Statement.

       The financial statements of Thornburg Limited Term Municipal Fund National Portfolio contained in its Annual Report to shareholders for the fiscal year ended June 30, 2003 have been audited by PricewaterhouseCoopers, LLP, that Fund's independent auditors.

       The date of this Statement of Additional Information is _________, 2004.


Thornburg Limited Term Municipal Fund National Portfolio

Annual Report
June 30, 2003

Thornburg Limited Term Municipal Fund - National Portfolio
ALL DATA AS OF 06/30/03.


Fund facts:       Thornburg Limited Term Municipal Fund - National
Portfolio

                                          A Shares  C Shares

Annualized Distribution Rate (at NAV)       2.99%    2.70%

SEC Yield                                   1.63%    1.36%

NAV                                        $14.01   $14.04

Maximum Offering Price                     $14.22   $14.04

Total returns:    (Annual Average - After Subtracting Maximum Sales Charge)

One Year                                    4.38%    5.78%

Three Years                                 5.80%    5.99%

Five Years                                  4.58%    4.51%

Ten Years                                   4.60%    N/A

Fifteen Years                               5.66%    N/A

Since Inception                             6.36%    4.59%

Inception Date                            9/28/84   9/1/94

The investment return and principal value of an investment in the Fund will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.

Maximum sales charge of the Fund's Class A Shares is 1.50%.

The data quoted represent past performance and may not be construed as a guarantee of future results.

The SEC Yield is computed in accordance with SEC standards measuring the net investment income per share over a specified 30-day period expressed as a percentage of the maximum offering price of the Fund's shares at the end of the period.

The distribution rate is calculated by taking the sum of the month's total distribution factors and dividing this sum by a 30-day period and annualizing to 360-day year. The value is then divided by the ending NAV to arrive at the annualized distribution yield. The yield is calculated on a periodic basis and is subject to change depending on the Fund's NAV and current distributions.

Letter to shareholders

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio  July 14,
2003

Dear Fellow Shareholder:

I am pleased to present the annual report for the National Portfolio of Thornburg Limited Term Municipal Fund. The net asset value of the Class A shares increased by 36 cents to $14.01 during the year ending June 30, 2003. If you were with us for the entire period, you received dividends of
44.6 cents per share. If you reinvested dividends, you received 45.3 cents per share. Investors who owned Class C shares received dividends of 41.1 and 41.6 cents per share, respectively.

Over the last year, interest rates on high-quality municipal bonds have fallen substantially. Falling interest rates drive up the price of most of the bonds owned by the Fund and this has resulted in an increasing share price.

Your Fund is a laddered portfolio of over 640 municipal obligations from 49 states. Approximately 93% of the bonds are rated A or better by one of the major rating agencies. Today, your Fund's weighted average maturity is 4.3 years; we always keep it below 5 years. As you know, we ladder the maturity dates of the bonds in your portfolio so that some of the bonds are scheduled to mature during each of the coming years. The chart below portrays the percentages of your Fund's bond portfolio maturing in each of the coming years:

                            % of portfolio            Cumulative %
                            maturing within         maturing by end of

                                1 years = 13%         year 1   = 13%
                           1 to 2 years = 10%         year 2   = 23%
                           2 to 3 years = 14%         year 3   = 37%
                           3 to 4 years = 9%          year 4   = 46%
                           4 to 5 years = 11%         year 5   = 57%
                           5 to 6 years = 10%         year 6   = 67%
                           6 to 7 years = 9%          year 7   = 76%
                           7 to 8 years = 11%         year 8   = 87%
                           8 to 9 years = 7%          year 9   = 94%
                          9 to 10 years = 6%          year 10  = 100%

Percentages can and do vary. Data as of 6/30/03.

Three powerful trends seem to be driving recent performance of the municipal market. The first is persistent economic weakness. The U.S. unemployment rate, at 6.4%, just hit a nine-year high. GDP growth is sputtering along at about 2%. Our European and Japanese trading partners are, by and large, worse off than are we, and the Federal Reserve Board seems to be at least as worried about deflation as it is about inflation. We continue to believe that low interest rates, tax cuts, and rising corporate profits will eventually lead to steady economic and employment growth, and probably give rise to somewhat higher interest rates. However, that process is taking longer than we formerly thought and may not materialize until next year.

The second trend is financial stress in many of our cities and states. A combination of flat (or in some cases down) tax revenues and rising expenses for items such as Medicaid and pension systems has led to large budget deficits for more than half of the 50 states. The states have dealt with the problem in a variety of ways. According to the Fiscal Survey of the States published by the National Association of State Budget Officers, 28 states have made across-the-board spending cuts, 22 states have used reserve funds, and 17 have laid off employees. Governors in 29 states recommended tax and fee increases totaling $17.5 billion. The challenges have led to a number of high-profile downgrades by the major bond rating agencies, particularly in California where the deficit has yet to be dealt with.

Yet in the midst of all these problems, many municipal credits are doing just fine. Standard & Poor's recently reported that upgrades outpaced downgrades in the second quarter of 2003 by a ratio of 1.6:1. This is because the municipal bond market is made up of much more than bond issues of the 50 states. Many of our cities, counties, school districts, water and sewer authorities, transportation authorities, and health care providers have benefited from stable revenues based upon property taxes, sales taxes, and fees for essential services. The municipal bond market, historically has a much lower default rate than the corporate bond market, and we continue to enjoy some success finding good bonds at relatively reasonable prices.

The third trend exerting pressure on the municipal market is the heavy supply of bonds. $198 billion of municipal bonds were issued in the first half of 2003, a 19% increase over the record pace of 2002. The first half total already exceeds full-year volume for 1994, 1995, and 1996. The heavy supply has often saturated traditional sources of demand and pushed high-quality tax-free municipal bond yields to levels approaching taxable Treasury bond yields. The relative attractiveness of the municipal bond market should allow full coupon municipals to outperform the Treasury bond market if the heavy supply abates and the yield ratios revert to historical norms. So called "market discount" municipal bonds may lag if interest rates continue to rise.

The Wall Street Journal ran a front-page story on July 7, 2003, about retirees who are forced to pinch pennies as money market and CD rates plunge. We believe that laddering short and intermediate bonds -- as we have done for your account -- is the best way to address this problem. Laddering bonds simultaneously moderates the income-flow risk of plunging short-term yields and the principal risk that affects all bonds when interest rates rise. To see how your Fund has performed over time relative to the money market fund averages, turn to the back of this report.

Over the years, our practice of laddering a diversified portfolio of short- and intermediate-maturity municipal bonds has allowed your Fund to perform consistently well in varying interest rate environments. Thank you for investing in the National Portfolio of the Thornburg Limited Term Municipal Fund.

Sincerely,

George Strickland
Portfolio Manager

Past performance cannot guarantee future results.

Statement of assets and liabilities

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio  June 30,
2003


ASSETS
Investments at value (cost $1,249,257,949) ................   $ 1,316,577,099
Cash ......................................................            86,898
Receivable for investments sold ...........................        10,634,303
Receivable for fund shares sold ...........................         6,222,041
Interest receivable .......................................        15,938,113
Prepaid expenses and other assets .........................            40,035

                  Total Assets ............................     1,349,498,489

LIABILITIES
Payable for investments purchased .........................         8,873,424
Payable for fund shares redeemed ..........................         4,770,682
Accounts payable and accrued expenses .....................           417,977
Payable to investment advisor (Note 3) ....................           575,346
Dividends payable .........................................         1,056,444

                  Total Liabilities .......................        15,693,873

NET ASSETS ................................................   $ 1,333,804,616

NET ASSETS CONSIST OF:
    Net unrealized appreciation (depreciation) on investments $    67,319,150
    Accumulated net realized gain (loss) ..................        (7,189,234)
    Net capital paid in on shares of beneficial interest ..     1,273,674,700

                                                              $ 1,333,804,616
NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share
  ($998,877,676 applicable to 71,283,604 shares of beneficial
  interest outstanding - Note 4) ............................. $        14.01

Maximum sales charge, 1.50% of offering price ................           0.21

Maximum Offering Price Per Share ............................. $        14.22

Class C Shares:
Net asset value and offering price per share*
  ($137,559,448 applicable to 9,798,791 shares of beneficial
  interest outstanding - Note 4) ............................. $        14.04

Class I Shares:
Net asset value, offering and redemption price per share
  ($197,367,492 applicable to 14,082,631 shares of beneficial
  interest outstanding - Note 4) ............................. $        14.01

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge. See notes to financial statements.

Statement of operations

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio
Year Ended June 30, 2003

INVESTMENT INCOME:
Interest income (net of premium amortized of $8,977,858) .....   $ 47,291,162

EXPENSES:
Investment advisory fees (Note 3) ............................      4,938,499
Administration fees (Note 3)
         Class A Shares ......................................      1,123,154
         Class C Shares ......................................        114,096
         Class I Shares ......................................         78,492
Distribution and service fees (Note 3)
         Class A Shares ......................................      2,246,309
         Class C Shares ......................................        912,771
Transfer agent fees
         Class A Shares ......................................        424,411
         Class C Shares ......................................         56,092
         Class I Shares ......................................         32,637
Registration and filing fees
         Class A Shares ......................................         32,193
         Class C Shares ......................................         21,653
         Class I Shares ......................................         12,683
Custodian fees (Note 3) ......................................        421,940
Professional fees ............................................         78,761
Accounting fees ..............................................         67,695
Director fees ................................................         48,080
Other expenses ...............................................        175,747

                  Total Expenses .............................     10,785,213
Less:
         Distribution and service fees waived (Note 3) .......       (456,385)
         Fees paid indirectly (Note 3) .......................         (9,253)

                  Net Expenses ...............................     10,319,575

                  Net Investment Income ......................     36,971,587

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) on investments sold .................        877,102
Increase (Decrease) in unrealized appreciation of investments      28,100,206

                  Net Realized and Unrealized
                  Gain (Loss) on Investments .................     28,977,308

                  Net Increase (Decrease) in Net Assets Resulting
                  From Operations ............................   $ 65,948,895

See notes to financial statements.

Statements of changes in net assets

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio

                                                                   Year Ended           Year Ended
                                                                  June 30, 2003       June 30, 2002
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income .......................................   $    36,971,587    $    32,763,519
Net realized gain (loss) on investments sold ................           877,102            (90,520)
Increase (Decrease) in unrealized appreciation of investments        28,100,206         13,508,557

                  Net Increase (Decrease) in Net Assets
                  Resulting from Operations .................        65,948,895         46,181,556

DIVIDENDS TO SHAREHOLDERS:
>From net investment income
         Class A Shares .....................................       (28,771,058)       (27,197,050)
         Class C Shares .....................................        (2,645,994)        (1,278,738)
         Class I Shares .....................................        (5,554,535)        (4,287,731)

FUND SHARE TRANSACTIONS (NOTE 4):
         Class A Shares .....................................       190,903,532        119,814,146
         Class C Shares .....................................        78,064,848         31,840,288
         Class I Shares .....................................        69,803,156         35,893,452

                  Net Increase (Decrease) in Net Assets .....       367,748,844        200,965,923

NET ASSETS:
         Beginning of year ..................................       966,055,772        765,089,849

         End of year ........................................   $ 1,333,804,616    $   966,055,772


See notes to financial statements.

Notes to financial statements

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio  June 30,
2003

NOTE 1 - ORGANIZATION
Thornburg Limited Term Municipal Fund, Inc. (the "Company") was incorporated in Maryland on February 14, 1984. The Company was reorganized in 1986 as a series investment company with separate investment portfolios. The current portfolios are as follows: National Portfolio (the "Fund") and California Portfolio. The Company is an open-end diversified management investment company, registered under the Investment Company Act of 1940, as amended. The primary investment objective of the Fund is to obtain as high a level of current income exempt from Federal income tax as is consistent with preservation of capital.

The Fund currently offers three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of the Fund represents an interest in the same portfolio of investments, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear both a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, the Fund may allocate among its classes certain expenses, to the extent applicable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Fund are limited to service and distribution fees, administrative fees, and certain registration and transfer agent expenses.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
Significant accounting policies of the Company are as follows:
Valuation of Investments: In determining the net asset value of the Fund, the Company utilizes an independent pricing service approved by the Board of Directors. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices, normally at 4:00 p.m. EST or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Company under the general supervision of the Board of Directors. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Federal Income Taxes: It is the policy of the Company to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore, no provision for Federal income tax is required.

When-Issued and Delayed Delivery Transactions: The Company may engage in when-issued or delayed delivery transactions. To the extent the Company engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with the investment objectives of the Fund and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Company makes a commitment to purchase a security for the Fund, on a when-issued basis, the Fund will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records on the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.

Dividends: Net investment income of the Fund is declared daily as a dividend on shares for which the Company has received payment. Dividends are paid monthly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid by check. Net capital gains, to the extent available, will be distributed at least annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and discounts on securities purchased are amortized to call dates or maturity dates of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Expenses common to all funds are allocated among the funds based upon their relative net asset values or other appropriate allocation methods.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Guarantees and Indemnifications: Under the Company's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business the Company enters into contracts with service providers that contain general indemnification clauses. The Company's maximum exposure under these arrangements is unknown. However, based on experience, the Company expects the risk of loss to be remote.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES Pursuant to an Investment Advisory Agreement, Thornburg Investment Management, Inc. (the "Advisor") serves as the investment advisor and performs services for which the fees are payable at the end of each month. For the year ended June 30, 2003, these fees were payable at annual rates ranging from .50 of 1% to .225 of 1% of the average daily net assets of the Fund. The Company also has an Administrative Services Agreement with the Advisor, whereby the Advisor will perform certain administrative services for the shareholders of each class of the Fund's shares, and for which fees will be payable at an annual rate of up to .125 of 1% of the average daily net assets attributable to each class of shares.

The Company has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of Fund shares. For the year ended June 30, 2003, the Distributor has advised the Fund that it earned commissions aggregating $13,412 from the sale of Class A shares, and collected contingent deferred sales charges aggregating $50,181 from redemptions of Class C shares of the Fund.

Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, the Company may reimburse to the Advisor amounts not to exceed .25 of 1% per annum of the average net assets attributable to each class of shares of the Fund for payments made by the Advisor to securities dealers and other financial institutions to obtain various shareholder related services. The Advisor may pay out of its own resources additional expenses for distribution of the Fund's shares.

The Company has also adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Fund's Class C shares under which the Company compensates the Distributor for services in promoting the sale of Class C shares of the Fund at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Fund under their respective Service and Distribution plans and Class C distribution fees waived by the Distributor for the year ended June 30, 2003, are set forth in the statement of operations.

The Company has an agreement with the custodian bank to indirectly pay a portion of the custodian's fees through credits earned by the Fund's cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statement of operations. For the year ended June 30, 2003 fees paid indirectly were $9,253.

Certain officers and directors of the Company are also officers and/or directors of the Advisor and Distributor. The compensation of unaffiliated directors is borne by the Company.

NOTE  4 - SHARES OF BENEFICIAL INTEREST
At June 30, 2003, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:



                                            Year Ended                        Year Ended
                                          June 30, 2003                     June 30, 2002
                                        Shares          Amount            Shares          Amount
Class A Shares
Shares sold ....................      24,734,784    $ 343,160,230       14,793,127    $ 200,278,818
Shares issued to shareholders in
   reinvestment of dividends ...       1,359,442       18,874,006        1,279,137       17,324,540
Shares repurchased .............     (12,329,726)    (171,130,704)      (7,235,058)     (97,789,212)

Net Increase (Decrease) ........      13,764,500    $ 190,903,532        8,837,206    $ 119,814,146

Class C Shares
Shares sold ....................       7,145,702    $  99,350,605        2,673,390    $  36,269,094
Shares issued to shareholders in
   reinvestment of dividends ...         135,892        1,892,308           67,839          920,499
Shares repurchased .............      (1,670,144)     (23,178,065)        (394,190)      (5,349,305)

Net Increase (Decrease) ........       5,611,450    $  78,064,848        2,347,039    $  31,840,288

Class I Shares
Shares sold ....................       7,667,976    $ 106,488,989        4,212,256    $  57,113,329
Shares issued to shareholders in
   reinvestment of dividends ...         309,747        4,303,264          250,826        3,398,094
Shares repurchased .............      (2,952,400)     (40,989,097)      (1,816,802)     (24,617,971)

Net Increase (Decrease) ........       5,025,323    $  69,803,156        2,646,280    $  35,893,452


NOTE 5 - SECURITIES TRANSACTIONS
For the year ended June 30, 2003, the Fund had purchase and sale transactions (excluding short-term securities) of $464,940,831 and $169,087,060, respectively.

NOTE 6 - INCOME TAXES
At June 30, 2003, information on the tax components of capital is as follows:
Cost of investments for tax purposes        $        1,249,264,407

Gross tax unrealized appreciation           $           67,526,116
Gross tax unrealized depreciation                         (213,424)
Net tax unrealized appreciation
         (depreciation) on investments                $ 67,312,692
Undistributed tax-exempt income             $            1,056,444

At June 30, 2003, the Fund had tax basis capital losses, which may be carried over to offset future capital gains. Such losses expire as follows: Capital loss carryovers expiring in:

         2004     $        2,669,769
         2008              1,088,098
         2009              3,565,103
                  $        7,322,970

The Fund utilized $738,463 of capital loss carry forwards during the year ended June 30, 2003. Unutilized tax basis capital losses may be carried forward to offset realized gains in future years. To the extent such carry forwards are used, capital gain distributions may be reduced to the extent provided by regulations.

Dividends paid by the Fund for the years ended June 30, 2003 and June 30, 2002, represent exempt interest dividends, which are excludable by shareholders from gross income for Federal income tax purposes.


Financial highlights
Thornburg Limited Term Municipal Fund, Inc. - National Portfolio

                                                                                  Year Ended June 30,
                                                                  2003          2002        2001        2000         1999
Class A Shares:
Per Share Performance
(for a share outstanding throughout the year)

Net asset value, beginning of year ...................   $        13.65  $        13.44  $   13.06  $   13.26  $        13.50

Income from investment operations:
         Net investment income .......................             0.45            0.52       0.58       0.59            0.59
         Net realized and unrealized
                  gain (loss) on investments .........             0.36            0.21       0.38      (0.20)          (0.24)

Total from investment operations .....................             0.81            0.73       0.96       0.39            0.35

Less dividends from:
         Net investment income .......................            (0.45)          (0.52)     (0.58)     (0.59)          (0.59)

Change in net asset value ............................             0.36            0.21       0.38      (0.20)          (0.24)

Net asset value, end of year .........................   $        14.01  $        13.65  $   13.44  $   13.06  $        13.26

Total return (a) .....................................             5.99%           5.54%      7.49%      3.00%           2.58%

Ratios/Supplemental Data Ratios to average net assets:
         Net investment income .......................             3.20%           3.83%      4.36%      4.48%           4.35%
         Expenses, after expense reductions ..........             0.93%           0.95%      0.99%      0.96%           0.96%
         Expenses, after expense reductions
                  and net of custody credits .........             0.93%           0.95%       --         --              --
         Expenses, before expense reductions .........             0.93%           0.96%      0.99%      0.96%           0.96%

Portfolio turnover rate ..............................            15.81%          19.59%     25.37%     33.65%          22.16%

Net assets at end of year (000) .....................    $      998,878   $      785,145  $  654,157  $ 672,775  $     807,232

(a) Sales loads are not reflected in computing total return.


                                                                                     Year Ended June 30,
                                                                  2003          2002            2001          2000          1999
Class C Shares:
Per Share Performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ...................   $        13.67  $       13.46  $       13.08  $       13.28  $       13.53

Income from investment operations:
         Net investment income .......................             0.41           0.47           0.53           0.53           0.53
         Net realized and unrealized
                  gain (loss) on investments .........             0.37           0.21           0.38          (0.20)         (0.25)

Total from investment operations .....................             0.78           0.68           0.91           0.33           0.28

Less dividends from:
    Net investment income ............................            (0.41)         (0.47)         (0.53)         (0.53)         (0.53)

Change in net asset value ............................             0.37           0.21           0.38          (0.20)         (0.25)

Net asset value, end of year .........................   $        14.04  $       13.67  $       13.46  $       13.08  $       13.28

Total return .........................................             5.78%          5.13%          7.07%          2.57%          2.08%

Ratios/Supplemental Data Ratios to average net assets:
         Net investment income .......................             2.89%          3.42%          3.96%          4.06%          3.93%
         Expenses, after expense reductions ..........             1.18%          1.33%          1.38%          1.38%          1.38%
         Expenses, after expense reductions
                  and net of custody credits .........             1.18%          1.33%            --             --             --
         Expenses, before expense reductions .........             1.68%          1.80%          1.85%          1.82%          1.78%

Portfolio turnover rate ..............................            15.81%         19.59%         25.37%         33.65%         22.16%

Net assets at end of year (000) .....................    $       137,559  $      57,258  $      24,773  $      21,322  $     28,048


                                                                                     Year Ended June 30,
                                                               2003          2002            2001            2000          1999
Class I Shares:
Per Share Performance
(for a share outstanding throughout the year)

Net asset value, beginning of year ...................   $      13.65  $        13.44  $       13.06  $       13.26  $       13.51

Income from investment operations:
         Net investment income .......................           0.49            0.57           0.63           0.63           0.64
         Net realized and unrealized
                  gain (loss) on investments .........           0.36            0.21           0.38          (0.20)         (0.25)

Total from investment operations .....................           0.85            0.78           1.01           0.43           0.39

Less dividends from:
    Net investment income ............................          (0.49)          (0.57)         (0.63)         (0.63)         (0.64)

Change in net asset value ............................           0.36            0.21           0.38          (0.20)         (0.25)

Net asset value, end of year .........................   $      14.01  $        13.65  $       13.44  $       13.06  $       13.26

Total return .........................................           6.36%           5.91%          7.91%          3.37%          2.87%

Ratios/Supplemental Data Ratios to average net assets:
         Net investment income .......................           3.54%           4.18%          4.75%          4.84%          4.71%
         Expenses, after expense reductions ..........           0.58%           0.60%          0.60%          0.60%          0.60%
         Expenses, after expense reductions
                  and net of custody credits .........           0.58%           0.60%       --             --             --
         Expenses, before expense reductions .........           0.58%           0.62%          0.65%          0.62%          0.61%

Portfolio turnover rate ..............................          15.81%          19.59%         25.37%         33.65%         22.16%

Net assets at end of year (000) .....................   $     197,367   $      123,652  $      86,160  $     76,470  $       81,326



Schedule of Investments
Thornburg Limited Term Municipal Fund, Inc. - National Portfolio
CUSIPS: CLASS A - 532-723-103, CLASS C - 532-723-509, CLASS I - 532-723-806
NASDAQ SYMBOLS: CLASS A - LTMFX, CLASS C - LTMCX, CLASS I - LTMIX
Alabama                     (1.00%)
980,000                Birmingham General Obligation, 7.25% due 7/1/2004 (ETM)*                           NR/NR     $1,041,368
2,935,000              Huntsville Health Care Series A, 4.65% due 6/1/2024 put 6/1/2005 (Insured: MBIA)   Aaa/AAA    3,080,693
1,000,000              Morgan County Decatur Health Care Authority Hospital Revenue, 6.10% due 3/1/2007   NR/AAA     1,044,900
                       (Insured: Connie Lee)
1,920,000              Scottsboro Industrial Development Board Refunding, 5.25% due 5/1/2009 (LOC: PNC    NR/NR      1,980,288
                       Bank)
500,000                Shelby County Series A, 7.20% due 8/1/2005 (Insured: MBIA) (ETM)*                  Aaa/AAA    502,505
5,000,000              Wilsonville Industrial Development Board Pollution Control Revenue Refunding,      Aaa/AAA    5,335,300
                       4.20% due 6/1/2019 put 6/1/2006 (Southern Electric Gaston Project; Insured:
                       AMBAC)
Alaska                 (0.10%)
2,070,000              North Slope Borough Alaska, 0% due 6/30/2006 (Insured: MBIA)                       Aaa/AAA    1,961,077
Arizona                (0.90%)
1,000,000              Arizona State Transportation Board Grant Anticipation Notes, 4.80% due 1/1/2004    Aa3/AA-    1,003,180
2,250,000              Arizona State Transportation Board Highway Revenue Subordinated Series A           Aa2/AA     2,372,670
                       Refunding, 4.875% due 7/1/2007
235,000                Glendale Water & Sewer Revenue, 9.00% due 7/1/2003 (ETM)*                          Aaa/AAA    235,052
650,000                Maricopa County Arizona School District 97, 5.50% due 7/1/2008 (Insured: FGIC)     Aaa/NR     748,098
3,200,000              Maricopa County Industrial Development Authority Multi Family Housing Revenue      NR/AAA     3,629,536
                       Series A, 6.50% due 10/1/2025 pre-refunded 10/1/2005 @ 102
1,000,000              Maricopa County School District 008, 7.50% due 7/1/2008 (Insured: MBIA)            Aaa/AAA    1,242,540
500,000                Maricopa County Unified School District 40 General Obligation, 5.60% due           A3/A-      500,060
                       7/1/2003
1,000,000              Pima County Industrial Development Authority Education Revenue Series C, 6.40%     Baa3/NR    1,021,940
                       due 7/1/2013 (Arizona Charter Schools Project)
760,000                Pima County Industrial Development Authority Industrial Revenue Refunding Lease    Aaa/AAA    804,726
                       Obligation A, 7.25% due 7/15/2010 (Insured: FSA)
500,000                Tucson Water Revenue Series D, 9.75% due 7/1/2008                                  Aa3/A+     672,550
Arkansas               (0.80%)
2,000,000              Conway Electric Revenue Refunding, 5.00% due 8/1/2007                              A2/NR      2,203,080
1,000,000              Fayetteville Arkansas Sales & Use Tax Capital Improvement, 4.00% due 6/1/2005      NR/AA-     1,045,570
1,000,000              Jefferson County Hospital Revenue Refunding & Improvement, 5.50% due 6/1/2010      NR/A       1,117,120
                       (Regional Medical Center Project)
1,075,000              Jefferson County Hospital Revenue Refunding & Improvement, 5.50% due 6/1/2011      NR/A       1,193,895
                       (Regional Medical Center Project)
2,645,000              Little Rock Hotel & Restaurant Gross Receipts Tax Refunding, 7.125% due 8/1/2009   A3/NR      3,179,634
1,735,000              Rogers Sales & Use Tax Revenue, 6.00% due 11/1/2007                                A1/AA      1,788,768
California             (3.70%)
1,350,000              Bay Area Government Association Rapid Transit, 5.00% due 6/15/2008 (Insured:       Aaa/AAA    1,354,144
                       AMBAC)
2,600,000              California State Department Water Resources Power Supply Series A, 5.50% due       A3/BBB+    2,943,564
                       5/1/2012
2,550,000              California State Department Water Resources Power Supply Series A, 6.00% due       A3/BBB+    2,970,597
                       5/1/2013
4,120,000              Irvine Improvement Bond Act 1915 Adjusted Assessment District, 1.20% due           VMIG1/A-1  4,120,000
                       9/2/2024 put 7/1/2003 (daily demand notes)
400,000                Irvine Improvement Bond Act 1915 Assessment District Number 00-18 Series A,        VMIG1/NR   400,000
                       1.20% due 9/2/2026 put 7/1/2003 (LOC: Bank of New York) (daily demand notes)
2,000,000              Irvine Improvement Bond Act 1915 Limited Obligation Assessment District, 1.20%     VMIG1/A1+  2,000,000
                       due 9/2/2025 put 7/1/2003 (daily demand notes)
900,000                Irvine Ranch California Water District, 0.85% due 4/1/2033 put 7/1/2003 (daily     VMIG1/A1+  900,000
                       demand notes)
40,000                 Los Angeles Department Water & Power Electric Plant Revenue Crossover Refunding,   Aaa/AA-    41,338
                       9.00% due 9/1/2004 pre-refunded 9/1/2003
420,000                Los Angeles Department Water & Power Electric Plant Revenue Crossover Refunding,   Aa3/AA-    433,856
                       9.00% due 9/1/2004
40,000                 Los Angeles Department Water & Power Electric Plant Revenue Crossover Refunding,   Aa3/AA-    41,334
                       9.00% due 9/1/2004 (ETM)*
7,050,000              Metropolitan Water District Southern California Waterworks Revenue, 0.90% due      VMIG1/A1+  7,050,000
                       7/1/2035 put 7/1/2003 (daily demand notes)
1,275,000              Metropolitan Water District Southern California Waterworks Revenue Series C-1,     VMIG1/A1+  1,275,000
                       1.00% due 7/1/2036 put 7/1/2003 (daily demand notes)
7,600,000              Orange County Refunding Recovery, 6.50% due 6/1/2004 (Insured: MBIA)               Aaa/AAA    7,981,064
5,200,000              Orange County Refunding Recovery, 6.50% due 6/1/2005 (Insured: MBIA)               Aaa/AAA    5,709,860
1,440,000              Orange County Special Financing Authority Teeler Pan Revenue, 1.10% due            Aaa/A-1    1,440,000
                       11/1/2014 put 7/8/2003 (weekly demand notes)
300,000                Orange County Special Financing Authority Teeter Plan Revenue Series D, 1.20%      Aaa/A-1    300,000
                       due 11/1/2014 put 7/8/2003 (Insured: AMBAC) (weekly demand notes)
1,000,000              San Francisco Port Community Revenue, 9.00% due 7/1/2003                           A1/A-      1,000,210
3,000,000              San Jose Financing Authority Lease Revenue Series D, 5.00% due 6/1/2039            Aaa/AAA    3,291,570
                       mandatory put 6/1/2006 (Civic Center Project; Insured: AMBAC)
4,180,000              Santa Margarita & Dana Point Authority Revenue Improvement District Series A,      Aaa/AAA    4,210,180
                       9.50% due 8/1/2003 (Insured: MBIA)
800,000                Stockton Multi Family Housing Revenue Series A, 1.25% due 9/1/2018 put 7/1/2003    NR/A1+     800,000
                       (Mariners Pointe Associates Project; LOC: Credit Suisse) (daily demand notes)
Colorado               (2.60%)
1,500,000              Adams County Communication Center Series A, 4.75% due 12/1/2006                    Baa1/NR    1,597,890
1,000,000              Adams County School District Number 012  Series A, 4.375% due 12/15/2007           Aa3/AA-    1,100,990
6,000,000              Central Platte Valley Metropolitan District Co. Refunding Series A, 5.00% due      NR/A-1     6,531,960
                       12/1/2031 put 12/1/2009 (LOC: US Bank)
1,950,000              Colorado Department Transport Revenue Anticipation Notes, 6.00% due 6/15/2008      Aaa/AAA    2,284,464
                       (Insured: AMBAC)
1,000,000              Colorado Educational & Cultural Facilities, 4.90% due 4/1/2008 (Nashville Public   NR/BBB+    1,074,810
                       Radio Project)
5,705,000              Colorado Health Facilities Authority Revenue Catholic Health Initiatives, 5.00%    Aa2/A1+    6,279,779
                       due 9/1/2007
515,000                Colorado Health Facilities Authority Revenue Catholic Health Initiatives A,        Aa2/A1+    572,515
                       5.375% due 12/1/2009
475,000                Colorado Housing Finance Authority, 5.25% due 10/1/2007                            A1/AA+     478,634
500,000                Denver City & County Certificates Participation Series A, 5.50% due 5/1/2006       Aaa/AAA    554,625
                       (Insured: MBIA)
2,650,000              Denver City & County Certificates Participation Series B, 5.00% due 12/1/2010      Aa2/AA     2,941,129
500,000                Denver Colorado Health & Hospital Authority Healthcare Revenue Series A, 1.30%     VMIG1/A-1  500,000
                       due 12/1/2032 put 7/1/2003 (LOC: Bank One) (daily demand notes)
1,820,000              Dove Valley Metropolitan District Colorado Arapahoe County, Series B, 3.30% due    NR/A1+     1,876,493
                       11/1/2025 Put 11/1/2005 @100 (LOC: BNP Paribas)
500,000                El Paso County School District General Obligation 20 Series B, 8.25% due           Aa3/NR     550,990
                       12/15/2004 (State Aid Withholding)
2,175,000              Highlands Ranch Metro District 2 General Obligation, 6.00% due 6/15/2004           Aaa/AAA    2,278,269
                       (Insured: FSA)
1,000,000              Lakewood Colorado Certificates Participation, 4.40% due 12/1/2008 (Insured:        Aaa/AAA    1,102,120
                       MBIA)
1,000,000              Section 14 Metropolitan District Jefferson Refunding Series A, 6.20% due           NR/A+      1,069,020
                       12/1/2013 (LOC: US Bank Trust)
1,150,000              Superior Metropolitan District 1 Variable Refunding & Improvement Series A,        NR/AA-     1,199,208
                       5.45% due 12/1/2020 put 12/1/2004 (LOC: BNP)
2,725,000              Westminister Multi Family Housing Revenue Series 1995, 5.95% due 9/1/2015 put      NR/AA      2,767,401
                       9/1/2006 (Semper Village Apartments Project; Insured: AXA)
Connecticut            (0.80%)
1,685,000              Bridgeport General Obligation, 6.00% due 3/1/2005 (Insured: AMBAC)                 Aaa/AAA    1,813,498
1,325,000              Bridgeport General Obligation, 6.00% due 3/1/2006 (Insured: AMBAC)                 Aaa/AAA    1,474,884
1,045,000              Capitol Region Education Council, 6.375% due 10/15/2005                            NR/BBB     1,134,275
1,100,000              Connecticut State Health & Educational Yale University Series V-1, 1.00% due       VMIG1/A1+  1,100,000
                       7/1/2036 put 7/1/2003 (daily demand notes)
2,425,000              Connecticut State Health And Educational Facilities Authority Revenue Yale         VMIG1/A1+  2,425,000
                       University Series V-2, 1.00% due 7/1/2036 put 7/1/2003 (daily demand notes)
2,010,000              New Haven Connecticut, 3.00% due 11/1/2004 (Insured: FGIC)                         Aaa/AAA    2,062,481
500,000                New Haven General Obligation, 9.50% due 11/15/2003                                 A3/A-      514,825
Delaware               (0.40%)
2,000,000              Delaware State Health Facilities Authority Revenue, 6.25% due 10/1/2006            Aaa/AAA    2,156,800
                       (Insured: MBIA) (ETM)*
1,370,000              Delaware State Health Facilities Authority Revenue Nanticoke Series A, 5.25% due   NR/AA      1,507,795
                       5/1/2012 (Memorial Hospital Project; Insured: Radian)
1,445,000              Delaware State Health Facilities Authority Revenue Nanticoke Series A, 5.25% due   NR/AA      1,574,096
                       5/1/2013 (Memorial Hospital Project; Insured: Radian)
District of Columbia   (3.00%)
2,825,000              District of  Columbia Refunding Series B-1, 5.20% due 6/1/2004 (Insured: AMBAC)    Aaa/AAA    2,932,858
745,000                District of Columbia, 5.50% due 6/1/2004 (Insured: FSA)                            Aaa/AAA    775,478
605,000                District of Columbia, 5.50% due 6/1/2008 (Insured: AMBAC)                          Aaa/AAA    692,217
5,950,000              District of Columbia Certificates Participation, 5.25% due 1/1/2013 (Insured:      Aaa/AAA    6,693,393
                       AMBAC)
4,430,000              District of Columbia Hospital Revenue, 5.70% due 8/15/2008 (Medlantic Healthcare   Aaa/AAA    5,048,074
                       Project; Insured: MBIA) (ETM)*
1,500,000              District of Columbia Hospital Revenue Refunding, 5.10% due 8/15/2008 (Medlantic    Aaa/AAA    1,688,010
                       Healthcare Group A Project; Insured: MBIA) (ETM)*
1,250,000              District of Columbia Refunding Series C, 5.00% due 6/1/2007 (Insured: XLCA)        Aaa/AAA    1,380,575
1,330,000              District of Columbia Revenue, 6.00% due 8/15/2005 (Medlantic Healthcare Project;   Aaa/AAA    1,459,688
                       Insured: MBIA) (ETM)*
500,000                District of Columbia Revenue, 5.50% due 10/1/2005                                  Aaa/AAA    545,060
500,000                District of Columbia Revenue, 6.00% due 1/1/2007 (American Assoc. Advancement      Aaa/AAA    565,160
                       Science Project; Insured: AMBAC)
2,000,000              District of Columbia Tax Capital Appreciation, 0% due 7/1/2009 (Mandarin           Aaa/AAA    1,637,440
                       Oriental Project; Insured: FSA)
1,480,000              District of Columbia Tax Capital Appreciation, 0% due 7/1/2012 (Mandarin           Aaa/AAA    1,032,478
                       Oriental Project; Insured: FSA)
1,990,000              District of Columbia Tax Revenue Capital Appreciation, 0% due 7/1/2011 (Mandarin   Aaa/AAA    1,462,013
                       Oriental Project; Insured: FSA)
5,000,000              District of Columbia Unrefunded Balance Series B, 5.75% due 6/1/2009 (Insured:     Aaa/AAA    5,842,400
                       MBIA)
6,010,000              Washington DC Convention Center Senior Lien, 5.00% due 10/1/2007                   Aaa/AAA    6,717,978
750,000                Washington District of Columbia Convention Center Authority Dedicated Tax          Aaa/AAA    828,232
                       Revenue, 5.00% due 10/1/2006 (Insured: AMBAC)
Florida                (5.40%)
5,500,000              Broward County Resource Recovery Revenue Refunding, 5.375% due 12/1/2009           A3/AA-     6,099,610
4,150,000              Capital Projects Finance Authority, 1.00% due 6/1/2012 put 7/1/2003 (LOC: Bank     VMIG1/NR   4,150,000
                       of Scotland) (daily demand notes)
1,000,000              Capital Projects Finance Authority Student Housing, 5.50% due 10/1/2012 (Capital   Aaa/AAA    1,134,020
                       Projects Student Housing; Insured: MBIA)
2,996,000              Crossings at Fleming Island Community Development Refunding Series B, 5.45% due    Aaa/AAA    3,463,316
                       5/1/2010 (Insured: MBIA)
6,000,000              Dade County Solid Waste Systems Special Obligation Revenue Refunding, 6.00% due    Aaa/AAA    6,968,280
                       10/1/2007 (Insured: AMBAC)
5,000,000              Dade County Water & Sewer Systems Revenue, 1.30% due 10/5/2022 put 7/8/2003        VMIG1/A1+  5,000,000
                       (Insured: FGIC) (weekly demand notes)
200,000                East County Water Control District Lee County Drain, 5.50% due 11/1/2003           NR/AA      202,852
                       (Insured: Radian)
800,000                Florida Housing Finance Agency Multi Family Housing Kings D, 1.30% due 8/1/2006    NR/A1+     800,000
                       put 7/8/2003 (LOC: Credit Suisse First Boston) (weekly demand notes)
1,375,000              Florida State, 8.25% due 7/1/2003 (Pollution Control Project)                      Aa2/AA+    1,375,275
2,450,000              Hillsborough County Industrial Development Authority Pollution Control Revenue     Baa1/BBB-  2,474,892
                       Refunding, 4.00% due 5/15/2018 put 8/1/2007 (Tampa Electric Co. Project)
40,000                 Hillsborough County Utility Revenue Refunding, 9.75% due 12/1/2003 (ETM)*          Aaa/AAA    41,464
1,000,000              Jacksonville Electric Authority Revenue Refunding Series 10, 6.50% due 10/1/2003   Aa2/AA     1,013,590
5,000,000              Jacksonville Electric St. John's River Park Systems Revenue Refunding Issue-2      Aa2/AA     5,708,800
                       17th Series, 5.25% due 10/1/2012
1,910,000              Miami Dade County School Board Certificates Participation Series A, 5.00% due      Aaa/AAA    2,096,588
                       5/1/2006 (Insured: MBIA)
3,390,000              Miami Dade County School Board Certificates Participation Series C, 5.00% due      Aaa/AAA    3,796,969
                       8/1/2007 (Insured: MBIA)
3,850,000              Miami Dade County Special Housing Revenue Refunding, 5.80% due 10/1/2012           A3/NR      3,908,520
1,395,000              Orange County Health Facilities Authority, 5.80% due 11/15/2009 (Hospital          A3/A       1,579,572
                       Adventist Health System Project)
3,120,000              Orange County Health Facilities Authority Revenue Refunding, 6.25% due             Aaa/AAA    3,523,104
                       11/15/2008 (Hospital Adventist Health Systems Project; Insured: AMBAC)
925,000                Orange County Health Facilities Authority Revenue Unrefunded Balance Series A,     Aaa/AAA    1,082,824
                       6.25% due 10/1/2007 (Orlando Regional Hospital Project; Insured: MBIA)
800,000                Orange County School Board Certificates Participation Series B, 1.20% due          VMIG1/AAA  800,000
                       8/1/2027 put 7/1/2003 (Insured: MBIA) (daily demand notes)
8,080,000              Orange County School District Series B, 0.90% due 8/1/2025 put 7/1/2003            Aaa/NR     8,080,000
                       (Insured: AMBAC) (daily demand notes)
940,000                Palm Beach County Industrial Development Revenue Series 1996, 6.00% due            NR/A       1,072,230
                       12/1/2006 (Lourdes-Noreen McKeen Residence Project; LOC: Allied Irish Bank)
                       (ETM)*
3,940,000              Pelican Marsh Community Development District Refunding Series A, 5.00% due         NR/NR      4,178,212
                       5/1/2011 (Insured: Radian)
2,000,000              University Athletic Association Inc. Florida Athletic Program Revenue Refunding,   VMIG1/NR   2,020,400
                       2.20% due 10/1/2031 put 10/1/2005 (LOC: Suntrust Bank)
Georgia                (1.40%)
1,700,000              Burke County Development Authority Pollution, 6.35% due 1/1/2004 (Oglethorpe       Aaa/AAA    1,744,795
                       Power Corp. Project; Insured: MBIA)
500,000                Cobb County School District, 4.75% due 2/1/2005                                    Aa1/AA+    511,400
1,000,000              Dekalb County, 5.50% due 1/1/2004                                                  Aaa/AA+    1,022,260
1,000,000              Georgia Municipal Association Inc. Certificates of Participation City Court        Aaa/AAA    1,111,270
                       Atlanta Project, 5.00% due 12/1/2006 (Insured: AMBAC)
1,550,000              Georgia Municipal Electric Power Authority Revenue, 7.00% due 1/1/2008 (Insured:   Aaa/AAA    1,856,993
                       MBIA)
730,000                Georgia Municipal Electric Power Authority Revenue Series Y, 6.30% due 1/1/2006    A2/A+      807,957
1,000,000              Georgia Municipal Gas Authority, 6.30% due 7/1/2009 (Southern Storage Gas          NR/A       1,046,800
                       Project)
5,000,000              Milledgeville Baldwin County Development Authority Student Housing Revenue,        VMIG1/NR   5,187,900
                       5.00% due 9/1/2032 put 9/1/2004 (Ga. College & State University Foundation
                       Project; LOC: First Union Natl Bank)
2,000,000              Monroe County Development Authority Pollution Control, 6.75% due 1/1/2010          Aaa/AAA    2,449,360
                       (Oglethorpe Power Scherer A Refunding; Insured: MBIA)
1,000,000              Monroe County Development Authority Pollution Control Revenue Oglethorpe Power     Aaa/AAA    1,259,350
                       Scherer A, 6.80% due 1/1/2012 (Insured: MBIA)
910,000                Municipal Electric Authority Georgia Unrefunded Balance Subordinated A, 6.00%      Aaa/AAA    1,008,562
                       due 1/1/2006 (Project One; Insured: AMBAC)
Hawaii                 (0.50%)
2,000,000              Hawaii State Department Budget & Finance Special Purpose Hawaiian Electric Co.,    Aaa/AAA    2,228,880
                       4.95% due 4/1/2012 (Insured: MBIA)
1,500,000              Hawaii State Department Budget & Finance Special Purpose Mortgage Revenue, 5.70%   Baa1/BBB+  1,500,165
                       due 7/1/2003 (Kapiolani Health Care System Project)
1,565,000              Hawaii State Series Cn, 6.25% due 3/1/2006 (Insured: FGIC)                         Aaa/AAA    1,755,695
1,000,000              Honolulu City & County Refunding Series A, 7.35% due 7/1/2006                      Aa3/AA-    1,163,530
Illinois               (11.50%)
3,345,000              Champaign County Community Unit Series C, 0% due 1/1/2009 (Insured: FGIC)          Aaa/AAA    2,847,164
2,000,000              Chicago Board of Education, 6.00% due 12/1/2009 (Insured: FGIC)                    Aaa/AAA    2,391,120
750,000                Chicago Board of Education School Reform, 6.25% due 12/1/2012 (Insured: MBIA)      Aaa/AAA    927,300
2,300,000              Chicago Housing Authority Capital Program Revenue, 5.25% due 7/1/2010              Aa3/AA     2,515,349
2,000,000              Chicago Metropolitan Water Reclamation District, 6.90% due 1/1/2007                Aaa/AA+    2,330,220
1,340,000              Chicago Midway Airport Revenue Series A, 5.40% due 1/1/2009 (Insured: MBIA)        Aaa/AAA    1,501,617
900,000                Chicago Midway Airport Revenue Series C, 5.50% due 1/1/2013 (Insured: MBIA)        Aaa/AAA    1,038,159
3,420,000              Chicago O'Hare International Airport Refunding General Airport Series A, 6.375%    Aaa/AAA    3,727,766
                       due 1/1/2012 (Insured: MBIA)
1,000,000              Chicago O'Hare International Airport Revenue, 5.375% due 1/1/2007 (Insured:        Aaa/AAA    1,101,280
                       AMBAC)
1,105,000              Chicago O'Hare International Airport Revenue, 5.00% due 1/1/2012 (Insured: MBIA)   Aaa/AAA    1,222,561
1,000,000              Chicago O'Hare International Airport Revenue 2nd Lien Series C-1, 5.00% due        Aaa/AAA    1,121,120
                       1/1/2010 (Insured: MBIA)
3,000,000              Chicago O'Hare International Airport Revenue Passenger Facility Change Series A,   Aaa/AAA    3,320,220
                       6.00% due 1/1/2006 (Insured: AMBAC)
5,000,000              Chicago O'Hare International Airport Revenue Refunding, 4.80% due 1/1/2005         Aaa/AAA    5,186,250
                       (Insured: AMBAC)
5,000,000              Chicago O'Hare International Airport Revenue Refunding Series A, 4.90% due         Aaa/AAA    5,187,900
                       1/1/2006 (Insured: MBIA)
1,000,000              Chicago O'Hare International Airport Revenue Series C-1, 5.00% due 1/1/2008        Aaa/AAA    1,113,050
                       (Insured: MBIA)
1,700,000              Chicago Park District, 6.60% due 11/15/2014 partially pre-refunded 5/15/2005       Aa3/AA     1,885,980
1,000,000              Chicago Park District Parking Facility Revenue, 5.25% due 1/1/2004 (ETM)*          Baa1/A     1,021,620
1,000,000              Chicago Park District Parking Facility Revenue, 5.75% due 1/1/2010 (ETM)*          Baa1/A     1,176,220
750,000                Chicago Public Building Commerce Building Revenue, 5.00% due 3/1/2005 (Insured:    Aaa/AAA    795,630
                       AMBAC)
2,000,000              Chicago Public Building Commerce Building Revenue Series C, 5.50% due 2/1/2006     Aaa/AAA    2,198,400
                       (Insured: FGIC)
2,000,000              Chicago Refunding Series A, 5.375% due 1/1/2013 (Insured: MBIA)                    Aaa/AAA    2,282,440
1,000,000              Chicago Refunding Series A-2, 6.125% due 1/1/2012 (Insured: AMBAC)                 Aaa/AAA    1,208,790
5,000,000              Chicago Tax Increment Allocation Capital Appreciation Central Series A, 0% due     Aaa/AAA    4,812,050
                       12/1/2005 (Insured: AMBAC)
1,000,000              Collinsville Leased Facilities Revenue Refunding, 5.15% due 11/1/2004 (Insured:    Aaa/AAA    1,023,240
                       MBIA)
2,545,000              Cook & Will Counties Township High School District 206 Series C, 0% due            Aaa/AAA    2,449,333
                       12/1/2005 (Insured: FSA)
995,000                Cook County Capital Improvement, 5.50% due 11/15/2008 pre-refunded 11/15/2006      Aaa/AAA    1,134,061
3,350,000              Cook County Community Unified School District 401 Series 1996, 0% due 12/1/2003    Aaa/AAA    3,335,997
                       (Insured: FSA)
2,650,000              Cook County Series C Refunding, 5.80% due 11/15/2004 (Insured: FGIC)               Aaa/AAA    2,820,210
5,000,000              Du Page County Forest Preservation District, 0% due 11/1/2009                      Aaa/AAA    4,156,600
1,500,000              Glenview Multi Family Revenue Refunding, 5.20% due 12/1/2027 put 12/1/2007         NR/AAA     1,622,955
                       (Collateralized: FNMA)
1,015,000              Hoffman Estates Illinois Tax Increment Revenue, 0% due 5/15/2005                   A3/NR      946,610
3,075,000              Hoffman Estates Illinois Tax Increment Revenue, 0% due 5/15/2006 (Hoffman          A3/NR      2,750,249
                       Estates Economic Dev. Project; Guarantee: Sears)
5,000,000              Hoffman Estates Illinois Tax Increment Revenue Refunding, 5.25% due 11/15/2009     Aaa/AAA    5,264,350
                       (Economic Development Project; Insured: AMBAC)
1,500,000              Hoffman Estates Tax Increment Revenue, 0% due 5/15/2004                            A3/NR      1,456,650
3,000,000              Illinois Development Finance Authority Pollution Control Revenue Refunding,        Aaa/AAA    3,420,360
                       5.70% due 1/15/2009 (Commonwealth Edison Company Project; Insured: MBIA)
860,000                Illinois Development Finance Authority Revenue, 4.00% due 11/15/2005 (Insured:     Aaa/AAA    908,521
                       XLCA)
915,000                Illinois Development Finance Authority Revenue, 4.00% due 11/15/2006 (Insured:     Aaa/AAA    979,526
                       XLCA)
3,635,000              Illinois Development Finance Authority Revenue, 6.00% due 11/15/2009 (Adventist    Aaa/AAA    4,231,940
                       Health Project; Insured: MBIA)
3,860,000              Illinois Development Finance Authority Revenue, 6.00% due 11/15/2010 (Adventist    Aaa/AAA    4,491,843
                       Health Project; Insured: MBIA)
785,000                Illinois Development Finance Authority Revenue, 5.25% due 2/15/2011 (Insured:      NR/AAA     830,452
                       AMBAC)
400,000                Illinois Development Finance Authority Revenue Refunding Community Rehab           NR/BBB     407,928
                       Providers A, 5.60% due 7/1/2004
1,000,000              Illinois Development Finance Authority Revenue Refunding Community Rehab           NR/BBB     1,032,600
                       Providers A, 5.60% due 7/1/2005
1,000,000              Illinois Development Finance Authority Revenue Refunding Community Rehab           NR/BBB     1,038,600
                       Providers A, 5.60% due 7/1/2006
500,000                Illinois Health Facilities Authority Revenue, 5.20% due 10/1/2003 (Illinois        A3/NR      505,305
                       Masonic Medical Center Project) (ETM)*
2,100,000              Illinois Health Facilities Authority Revenue, 5.50% due 11/15/2003 (Advocate       Aa3/AA     2,131,962
                       Network Health Care Project)
915,000                Illinois Health Facilities Authority Revenue, 5.50% due 11/15/2007 (OSF            A2/A       1,010,590
                       Healthcare System Project)
1,000,000              Illinois Health Facilities Authority Revenue, 5.75% due 11/15/2007 (OSF            A2/A       1,030,210
                       Healthcare System Project)
1,290,000              Illinois Health Facilities Authority Revenue, 6.50% due 2/15/2008 (Iowa Health     A1/NR      1,478,172
                       System Project)
1,375,000              Illinois Health Facilities Authority Revenue, 6.50% due 2/15/2009 (Iowa Health     A1/NR      1,589,899
                       System Project)
1,465,000              Illinois Health Facilities Authority Revenue, 6.50% due 2/15/2010 (Iowa Health     A1/NR      1,701,744
                       System Project)
1,560,000              Illinois Health Facilities Authority Revenue, 6.00% due 2/15/2011 (Iowa Health     Aaa/AAA    1,801,753
                       System Project; Insured: AMBAC)
3,000,000              Illinois Health Facilities Authority Revenue Refunding, 5.50% due 11/15/2011       Aaa/AAA    3,351,360
                       (Methodist Medical Center Project; Insured: MBIA)
395,000                Illinois Health Facilities Authority Revenue Series 1993-A, 7.875% due 8/15/2005   NR/NR      402,248
                       (Community Provider Pooled Loan Program Project)
1,885,000              Illinois Health Facilities Authority Revenue Series A, 9.25% due 7/1/2024          Aaa/NR     2,057,195
                       pre-refunded 7/1/2004 (Edgewater Medical Center Project)
1,040,000              Illinois Hospital District, 5.50% due 1/1/2010 (Insured: FGIC)                     Aaa/AAA    1,176,822
500,000                Illinois State COPS Central Management Department, 5.00% due 7/1/2007 (Insured:    Aaa/AAA    557,425
                       AMBAC)
1,000,000              Illinois State Partners Series A, 6.00% due 7/1/2006 (Insured: AMBAC)              Aaa/AAA    1,125,990
2,000,000              Illinois State Refunding, 5.125% due 12/1/2006 (Insured: FGIC)                     Aaa/AAA    2,202,580
5,000,000              Illinois State Sales Tax Revenue First Series, 5.00% due 6/15/2006                 Aa3/AAA    5,491,400
1,150,000              Kane, Mc Henry, Cook & De Kalb Counties Community Unit School District 300, 0%     Aaa/NR     896,345
                       due 12/1/2010 (Insured: AMBAC)
2,000,000              Lake County Community High School District 117 Series B, 0% due 12/1/2006          Aaa/NR     1,873,240
                       (Insured: FGIC)
3,235,000              Lake County Community High School District 117 Series B, 0% due 12/1/2011          Aaa/NR     2,397,556
                       (Insured: FGIC)
1,000,000              McHenry & Kane Counties Community Consolidated School District Number 158, 0%      Aaa/AAA    803,130
                       due 1/1/2010 (Insured: FGIC)
3,900,000              Metropolitan Pier & Exposition Authority, 0% due 6/15/2004 (Insured: AMBAC)        Aaa/AAA    3,863,808
1,250,000              Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue Refunding     Aaa/AAA    1,437,075
                       Series A-2002, 6.00% due 6/15/2007 (McCormick Place Exposition Project; Insured:
                       AMBAC)
3,750,000              Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue Refunding     Aaa/AAA    4,247,587
                       Series A-2002, 6.00% due 6/15/2007 pre-refunded 6/15/2006 @102 (McCormick Place
                       Exposition Project; Insured: AMBAC)
2,445,000              Naperville City, Du Page & Will Counties Economic Development Revenue, 6.10% due   NR/A+      2,618,888
                       5/1/2008 (Hospital & Health System Association Project; LOC: American National
                       Bank)
1,100,000              Peoria Public Building Commission School District Facilities Revenue, 0% due       Aaa/NR     993,256
                       12/1/2007 (Insured: FGIC)
6,300,000              University of Illinois Revenues, 0% due 10/1/2006 (Insured: MBIA)                  Aaa/AAA    5,933,718
5,000,000              Will County Community School 365-U Capital Appreciation, 0% due 11/1/2011          Aaa/AAA    3,716,650
                       (Insured: FSA)
Indiana                (4.60%)
1,370,000              Allen County Economic Development Revenue, 5.00% due 12/30/2012 (Indiana           NR/NR      1,462,872
                       Institute of Technology Project)
965,000                Allen County Economic Development Revenue First Mortgage, 5.20% due 12/30/2005     NR/NR      1,034,557
                       (Indiana Institute of Technology Project)
690,000                Allen County Economic Development Revenue First Mortgage, 5.30% due 12/30/2006     NR/NR      754,846
                       (Indiana Institute of Technology Project)
1,110,000              Allen County Economic Development Revenue First Mortgage, 5.60% due 12/30/2009     NR/NR      1,226,173
                       (Indiana Institute of Technology Project)
1,115,000              Allen County Jail Building Corp. First Mortgage, 5.75% due 10/1/2010               Aa3/NR     1,313,470
1,000,000              Ball State University Revenues Student Fee Series K, 5.75% due 7/1/2012            Aaa/AAA    1,181,170
                       (Insured: FGIC)
1,085,000              Boone County Hospital Association Lease Revenue, 5.00% due 1/15/2007 (Insured:     Aaa/AAA    1,198,686
                       FGIC) (ETM)*
850,000                Boonville Junior High School Building Corp. Revenue, 0% due 7/1/2010 (State Aid)   NR/A       657,084
850,000                Boonville Junior High School Building Corp. Revenue, 0% due 1/1/2011 (State Aid)   NR/A       634,755
950,000                Boonville Junior High School Building Corp. Revenue Refunding, 0% due 7/1/2011     NR/A       695,761
                       (State Aid)
1,175,000              Center Grove 2000 Building First Mortgage, 5.00% due 7/15/2009 (Insured: AMBAC)    Aaa/AAA    1,330,170
1,135,000              Center Grove 2000 Building First Mortgage, 5.00% due 7/15/2010 (Insured: AMBAC)    Aaa/AAA    1,283,424
910,000                Eagle Union Middle School Building Corp., 5.50% due 7/15/2009 (Insured: AMBAC)     Aaa/AAA    1,066,875
                       (ETM)*
1,860,000              Elberfeld J. H. Castle School Building Corp. Indiana First Mortgage (State Aid),   NR/A       1,757,049
                       0% due 1/15/2006
1,860,000              Elberfeld J. H. Castle School Building Corp. Indiana First Mortgage Refunding,     Aaa/AAA    1,621,083
                       0% due 7/5/2008 (Insured: MBIA)
500,000                Fort Wayne Economic Development Income Tax Revenue, 3.90% due 12/1/2003            Aaa/NR     505,840
                       (Insured: FSA)
965,000                Goshen Multi School Building Corp. 1st Mortgage, 5.20% due 7/15/2007 (Insured:     Aaa/AAA    1,084,110
                       MBIA)
2,305,000              Hammond Multi-School Building Corp. First Mortgage Refunding Bond Series 1997,     NR/A       2,588,446
                       6.00% due 7/15/2008 (Lake County Project)
1,805,000              Hobart Building Corp. First Mortgage, 5.30% due 8/1/2005 (Insured: AMBAC)          Aaa/AAA    1,829,747
390,000                Huntington Economic Development Revenue, 6.00% due 11/1/2006 (United Methodist     NR/NR      414,547
                       Membership Project)
700,000                Huntington Economic Development Revenue, 6.15% due 11/1/2008 (United Methodist     NR/NR      758,268
                       Membership Project)
790,000                Huntington Economic Development Revenue, 6.20% due 11/1/2010 (United Methodist     NR/NR      845,592
                       Membership Project)
285,000                Indiana Health Facility Financing Authority Hospital Revenue, 5.75% due            Aaa/NR     299,943
                       11/1/2005 (Daughter's Charity Project) (ETM)*
1,295,000              Indiana Health Facility Financing Authority Hospital Revenue Series D, 5.00% due   Aaa/NR     1,426,766
                       11/1/2026 pre-refunded 11/1/2007
1,335,000              Indiana Health Facility Financing Authority Revenue A, 1.05% due 10/1/2032 put     NR/A-1     1,335,000
                       7/1/2003 (Fayette Memorial Hospital Association Project; LOC: U.S. Bank & Trust)
                       (daily demand notes)
670,000                Indiana State Educational Facilities Authority Revenue, 5.75% due 10/1/2009        NR/A-      753,683
                       (University Indianapolis Project)
1,000,000              Indiana State Office Building Commission Capital Complex Revenue, 5.00% due        Aaa/AAA    1,022,740
                       7/1/2005 (Insured: AMBAC)
2,500,000              Indiana University Revenues Refunding, 0% due 8/1/2007 (Insured: AMBAC)            Aaa/AAA    2,275,125
1,100,000              Indianapolis Airport Authority Revenue Refunding Series A, 5.35% due 7/1/2007      Aaa/AAA    1,225,202
                       (Insured: FGIC)
1,220,000              Indianapolis Local Public Improvement Bond Bank Transportation Revenue, 0% due     Aa2/AA-    1,187,328
                       7/1/2005 (ETM)*
1,240,000              Indianapolis Local Public Improvement Bond Bank Transportation Revenue, 0% due     Aa2/AA-    1,178,893
                       7/1/2006 (ETM)*
2,200,000              Indianapolis Resource Recovery Revenue Refunding, 6.75% due 12/1/2004 (Ogden       Aaa/AAA    2,359,082
                       Martin Systems, Inc. Project; Insured: AMBAC)
2,000,000              Indianapolis Resource Recovery Revenue Refunding, 6.75% due 12/1/2006 (Ogden       Aaa/AAA    2,292,440
                       Martin Systems, Inc. Project; Insured: AMBAC)
855,000                Knox Middle School Building Corp. First Mortgage, 6.00% due 7/15/2008 (Insured:    Aaa/AAA    1,000,239
                       FGIC)
455,000                Knox Middle School Building Corp. First Mortgage, 6.00% due 7/15/2009 (Insured:    Aaa/AAA    539,239
                       FGIC)
890,000                Merrillville Multi School Building Corp. Refunding First Mortgage, 6.55% due       Aaa/AAA    980,362
                       7/1/2005 (Insured: MBIA)
625,000                Monroe County Community School Building Corp. Revenue Refunding, 5.00% due         Aaa/AAA    689,356
                       1/15/2007 (Insured: AMBAC)
535,000                New Albany Floyd County School Building Corp., 6.20% due 7/1/2003 (ETM)*           NR/NR      535,075
800,000                North Adams Community Schools, 3.50% due 7/15/2004 (Insured: FSA)                  Aaa/AAA    820,352
940,000                North Adams Community Schools, 4.00% due 7/15/2005 (Insured: FSA)                  Aaa/AAA    989,876
1,070,000              North Central Campus School Building Corp. Indiana, 4.50% due 7/10/2005            Aaa/AAA    1,137,763
                       (Insured: AMBAC)
1,000,000              Northwest Allen Building Corp. First Mortgage, 5.30% due 12/1/2005 (Insured:       Aaa/AAA    1,058,450
                       MBIA)
835,000                Peru Community School Corp. Capital Appreciation Refunding First Mortgage, 0%      NR/A       645,488
                       due 7/1/2010
1,450,000              Tri Creek School Building Corp. Inc. First Mortgage, 5.00% due 1/15/2004           NR/AA-     1,481,305
1,540,000              Vigo County Elementary School Building Corp. Refunding & Improvement First         Aaa/AAA    1,632,261
                       Mortgage, 4.00% due 1/10/2006 (Insured: FSA)
1,635,000              Vigo County Elementary School Building Corp. Refunding & Improvement First         Aaa/AAA    1,752,181
                       Mortgage, 4.00% due 1/10/2008 (Insured: FSA)
995,000                Wawasee Community School Corp. First Mortgage, 5.50% due 7/15/2010 (State Aid)     NR/AA-     1,132,797
1,095,000              Wawasee Community School Corp. First Mortgage, 5.50% due 7/15/2011 (State Aid)     NR/AA-     1,250,129
2,080,000              West Clark School Building Corp. First Mortgage, 5.75% due 7/15/2011 (Insured:     Aaa/AAA    2,459,725
                       FGIC)
1,820,000              Westfield Elem. School Building Corp. First Mortgage Series 1997, 6.80% due        Aaa/AAA    2,150,785
                       7/15/2007 (Insured: AMBAC) (ETM)*
Iowa                   (2.90%)
4,320,000              Ames Hospital Revenue, 6.25% due 8/15/2006 (Insured: AMBAC)                        Aaa/AAA    4,391,453
2,900,000              Ankeny Community School District Sales & Services Tax Revenue, 5.00% due           NR/A+      3,178,458
                       7/1/2010
3,660,000              Des Moines Limited Obligation Revenue, 6.25% due 12/1/2015 put 12/1/2005 (Des      NR/NR      3,666,881
                       Moines Parking Associates Project; LOC: Wells Fargo Bank)
6,650,000              Iowa Finance Authority Commercial Development Revenue Refunding, 5.75% due         NR/AA      7,180,537
                       4/1/2014 put 4/1/2010 (Governor Square Project; Insured: AXA)
435,000                Iowa Finance Authority Hospital Facility Revenue, 6.50% due 2/15/2007 (Iowa        A1/NR      491,058
                       Health Services Project)
1,765,000              Iowa Finance Authority Hospital Facility Revenue, 6.50% due 2/15/2009 (Iowa        A1/NR      2,041,823
                       Health Services Project)
1,955,000              Iowa Finance Authority Hospital Facility Revenue, 6.50% due 2/15/2010 (Iowa        A1/NR      2,273,411
                       Health Services Project)
3,145,000              Iowa Finance Authority Hospital Facility Revenue, 6.00% due 2/15/2011 (Iowa        Aaa/AAA    3,638,450
                       Health Services Project; Insured: AMBAC)
1,000,000              Iowa Finance Authority Revenue Trinity Health Series B, 5.50% due 12/1/2003        Aa3/AA-    1,017,500
1,000,000              Iowa Finance Authority Revenue Trinity Health Series B, 5.50% due 12/1/2004        Aa3/AA-    1,056,870
1,430,000              Iowa Finance Authority Revenue Trinity Health Series B, 5.75% due 12/1/2007        Aa3/AA-    1,621,734
3,295,000              Iowa Finance Authority Revenue Trinity Health Series B, 5.75% due 12/1/2010        Aa3/AA-    3,790,041
1,000,000              Iowa Higher Education Loan Authority Revenue Variable, 1.20% due 4/1/2033 put      NR/A1+     1,000,000
                       7/1/2003 (St. Ambrose Project; LOC: Northern Trust) (daily demand notes)
1,000,000              Iowa State University Revenues, 6.20% due 9/1/2003                                 Aa2/AA     1,008,690
1,170,000              Iowa University Science & Technology Revenue Refunding Series B, 5.20% due         Aa3/A+     1,260,406
                       7/1/2005 (Academic Building Project)
115,000                Muscatine Electric Revenue, 9.50% due 1/1/2004 (ETM)*                              Aaa/AAA    119,903
530,000                University of Iowa Facilities Corp. Revenue Series A, 4.875% due 6/1/2005          Aa2/AA-    565,796
Kansas                 (0.70%)
500,000                Dodge Unified School District 443 Ford County, 8.25% due 9/1/2006 (Insured: FSA)   Aaa/AAA    601,100
2,000,000              Kansas City Hospital Revenue Refunding, 5.80% due 8/1/2004 (Sisters Charity        Aa2/AA     2,047,340
                       Health Services Project)
1,000,000              Kansas City Hospital Revenue Refunding, 5.90% due 8/1/2005 (Sisters Charity        Aa2/AA     1,023,350
                       Health Services Project)
6,000,000              La Cygne Environmental Improvement Refunding, 3.90% due 3/1/2015 put 8/31/2004     VMIG1/A-2  6,111,000
                       (Kansas City Power & Light Co. Project)
Kentucky               (1.30%)
315,000                Campbell & Kenton Counties Sanitation District 1 Revenue, 6.50% due 8/1/2005       Aaa/AAA    319,590
                       (ETM)*
7,400,000              Kentucky Economic Development Finance Authority Series C, 0% due 10/1/2009         Aaa/AAA    7,592,548
                       converts to 5.35% 10/1/2005 (Norton Healthcare Project; Insured: MBIA)
7,830,000              Kentucky Economic Development Finance Authority Series C, 0% due 10/1/2010         Aaa/AAA    8,062,473
                       converts to 5.40% 10/1/2005 (Norton Healthcare Project; Insured: MBIA)
505,000                Kentucky State Turnpike Authority Resources Recovery Revenue, 0% due 7/1/2006      Aaa/AAA    428,891
                       (Insured: FGIC)
150,000                Louisville Water Revenue Refunding, 6.00% due 11/15/2006 (ETM)*                    Aaa/AAA    170,880
420,000                Paintsville First Mortgage Revenue Series 1991, 8.50% due 9/1/2003 (Paul B. Hall   NR/NR      420,882
                       Medical Center Project; Guarantee: Health Management Associates)
Louisiana              (3.20%)
4,000,000              Jefferson Parish Hospital District 2, 5.25% due 12/1/2015 crossover-refunded       Aaa/AAA    4,223,760
                       12/1/2005 (Insured: FGIC)
1,440,000              Jefferson Sales Tax District Special Sales Tax Revenue Refunding, 5.25% due        Aaa/AAA    1,613,174
                       12/1/2006 (Insured: AMBAC)
1,515,000              Jefferson Sales Tax District Special Sales Tax Revenue Refunding, 5.25% due        Aaa/AAA    1,722,722
                       12/1/2007 (Insured: AMBAC)
1,000,000              Lake Charles Harbor & Terminal District Revenue, 5.50% due 5/1/2006 (Reynolds      A3/A-      1,012,340
                       Metal Project; LOC: Canadian Imperial Bank)
1,000,000              Louisiana Local Govt. Environmental Facilities & Community Dev. Auth. Multi        Baa1/NR    1,004,310
                       Family Revenue Series A, 5.00% due 9/1/2012 (Bellemont Apartments Project)
1,000,000              Louisiana Offshore Authority Deepwater Port Revenue Series B, 6.25% due 9/1/2004   A3/A       1,056,510
2,620,000              Louisiana PFA Revenue, 5.375% due 12/1/2008 (Wynhoven Health Care Center           NR/NR      2,736,616
                       Project; Guaranteed: Archdiocese of New Orleans)
1,000,000              Louisiana Public Facilities Authority Revenue, 5.75% due 10/1/2008 (Loyola         A1/A+      1,146,810
                       University Project)
1,280,000              Louisiana Public Facilities Authority Revenue Refunding, 5.50% due 10/1/2006       A1/A+      1,420,365
                       (Loyola University Project)
4,635,000              Louisiana State Correctional Facility Lease, 5.00% due 12/15/2008 (Insured:        NR/AA      5,082,324
                       Radian)
5,000,000              Louisiana State Offshore Term Refunding Series D, 4.00% due 9/1/2023 put           A3/A       5,223,000
                       9/1/2008 (Loop LLC Project)
2,350,000              Louisiana State Offshore Terminal Authority Deepwater Port Revenue, 4.375% due     A3/A       2,481,342
                       10/1/2020 put 6/1/2007
1,000,000              Louisiana State Offshore Terminal Authority Deepwater Port Revenue Series B,       A3/A       1,008,340
                       6.20% due 9/1/2003
1,000,000              New Orleans Refunding, 0% due 9/1/2006 (Insured: AMBAC)                            Aaa/AAA    944,190
5,000,000              Orleans Parish School Board, 0% due 2/1/2008 (ETM)*                                Aaa/AAA    4,183,050
1,000,000              Plaquemines Port Harbor & Terminal Refunding Electro Coal D Convertible, 5.00%     Ba1/BB+    989,390
                       due 9/1/2007 (Teco Energy Inc. Project)
2,590,000              Shreveport Louisiana Water & Sewer Revenue Refunding Series A, 4.00% due           Aaa/AAA    2,697,614
                       12/1/2004 (Insured: FSA)
3,000,000              St. Charles Parish Pollution Control Revenue Variable Refunding Series A, 4.90%    Baa3/BBB-  3,152,580
                       due 6/1/2030 put 6/1/2005 (Entergy Louisiana Inc. Project)
Maine                  (0.10%)
1,000,000              Regional Waste Systems Inc. Solid Waste Resources Recovery Revenue Series P,       Aaa/AAA    1,112,570
                       6.25% due 7/1/2010 (Insured: FSA)
Maryland               (0.50%)
580,000                Baltimore Maryland, 7.00% due 10/15/2009 (Insured: MBIA)                           Aaa/AAA    728,857
2,050,000              Baltimore Public Improvement Series A, 7.00% due 10/15/2006 (Insured: MBIA)        Aaa/AAA    2,401,719
2,750,000              Howard County Multi Family Housing Revenue, 7.00% due 7/1/2024 put 7/1/2004        Baa2/NR    2,803,405
                       (Chase Glen Project; Guarantee: Avalon Prop.)
500,000                Maryland State Department Transportation Consolidated, 4.375% due 6/15/2004        Aa2/AA     506,365
Massachusetts          (1.60%)
2,000,000              Boston Economic Development & Industrial Corp., 5.15% due 7/1/2025 put 7/1/2005    Aa3/NR     2,087,720
                       (LOC: Fleet National Bank)
1,060,000              Lynn General Obligation, 7.00% due 1/15/2004                                       Baa1/NR    1,091,132
3,470,000              Massachusetts Development Finance Agency Resource Recovery Revenue Series A,       Aaa/AAA    3,958,854
                       5.50% due 1/1/2011 (Insured: MBIA)
1,000,000              Massachusetts Industrial Finance Agency Pollution Control Revenue Refunding,       A2/A       1,022,680
                       5.875% due 8/1/2008 (Eastern Edison Co. Project)
1,000,000              Massachusetts Industrial Finance Agency Revenue, 8.375% due 2/15/2018              NR/NR      1,185,290
                       pre-refunded 2/15/2006 @ 102 (Glenmeadow Retirement Project)
900,000                Massachusetts Municipal Wholesale Electric Co. Power Supply Systems Revenue,       Aaa/AAA    963,954
                       5.00% due 7/1/2005 (Stony Brook Intermediate Project A; Insured: MBIA)
1,000,000              Massachusetts Municipal Wholesale Electric Co. Power Supply Systems Revenue        Aaa/AAA    1,071,060
                       Series A, 5.00% due 7/1/2005 (Stony Brook Peaking Project; Insured: MBIA)
515,000                Massachusetts State Health & Education Facility, Daughters Of Charity, Series D,   Aaa/AA+    534,879
                       5.50% due 7/1/2004 (ETM)*
3,415,000              Massachusetts State Health & Educational Series H, 5.375% due 5/15/2012 (New       Aaa/AAA    3,903,379
                       England Medical Center Hospital Project; Insured: FGIC)
3,800,000              Massachusetts State Water Resources Authority, Series A, 1.25% due 8/1/2023 put    VMIG1/A1+  3,800,000
                       7/8/2003 (Insured: FGIC) (weekly demand notes)
1,500,000              Taunton General Obligation, 8.00% due 2/1/2006 (Insured: MBIA)                     Aaa/AAA    1,744,425
Michigan               (2.50%)
2,500,000              Detroit Michigan Capital Improvement Series A, 5.00% due 4/1/2005 (Insured:        Aaa/AAA    2,660,625
                       MBIA)
1,405,000              Detroit Michigan Series A, 6.00% due 4/1/2007 (Insured: FGIC) (ETM)*               Aaa/AAA    1,619,277
1,670,000              Jackson County Hospital Finance Authority Hospital Revenue Series A, 5.00% due     Aaa/NR     1,816,476
                       6/1/2006 (W.A. Foote Memorial Hospital Project; Insured: AMBAC)
1,000,000              Kalamazoo Hospital Finance Authority Facility Revenue, 5.50% due 5/15/2005         Aaa/NR     1,071,250
                       (Bronson Methodist Hospital Project; Insured: MBIA)
2,000,000              Michigan Hospital Finance Authority Revenue, 5.375% due 7/1/2012 (Insured: FSA)    Aaa/AAA    2,139,900
2,370,000              Michigan Hospital Finance Authority Revenue, 4.80% due 11/1/2017 pre-refunded      Aaa/NR     2,469,279
                       7/1/2004 @100
10,000,000             Michigan Hospital Finance Authority Revenue Series A, 5.375% due 11/15/2033 put    Aa2/AA     11,189,000
                       11/15/2007 (Ascension Health Project)
655,000                Michigan Housing Development Authority Single Family Insured Mortgage Revenue      Aa1/AA+    655,714
                       Series A, 5.00% due 4/1/2010 (Insured: FHA/VA Mtgs)
1,000,000              Michigan State Job Development Authority Pollution Control Revenue, 5.55% due      Baa1/BBB   1,001,490
                       4/1/2009 (General Motors Corp. Project; Guarantee: GM)
2,500,000              Michigan Strategic Fund Refunding Detroit, 4.85% due 9/1/2030 put 9/1/2011         Aaa/NR     2,773,500
                       (Edison Co. Project; Insured: AMBAC)
1,000,000              Missouri State Health & Educational Facilities Authority Revenue Series A, 5.00%   NR/AA-     1,092,960
                       due 6/1/2011
1,000,000              Oakland County Economic Development Corp. Limited, 5.50% due 6/1/2014 (LOC:        A1/NR      1,065,740
                       First of America Bank-Central)
800,000                Oxford Area Community School District, 5.00% due 5/1/2012 (Guaranteed: School      Aaa/AAA    902,912
                       Bond Loan Fund)
2,550,000              Wayne State University Revenues, 5.00% due 11/15/2004 (Insured: FGIC)              Aaa/AAA    2,687,113
Minnesota              (0.60%)
1,000,000              Breckenridge Health Facilities Revenue Catholic Health Corp., 5.25% due            Aaa/AAA    1,030,470
                       11/15/2013 (Insured: MBIA)
1,915,000              Osseo Independent School District 279 Crossover Refunding Series B, 5.00% due      Aa2/NR     2,084,363
                       2/1/2006
3,000,000              Southern Minnesota Municipal Power Agency Revenue Refunding Series A, 5.00% due    Aaa/AAA    3,256,980
                       1/1/2006 (Insured: AMBAC)
1,450,000              University of Minnesota Refunding Series A, 5.50% due 7/1/2006                     Aa2/AA     1,617,866
500,000                Waconia Housing & Redevelopment Authority Public Project, 5.70% due 1/1/2012       Baa3/A-    500,730
Mississippi            (0.30%)
1,020,000              Gautier Utility District Systems Revenue Refunding, 5.50% due 3/1/2012 (Insured:   Aaa/NR     1,190,207
                       FGIC)
700,000                Hattiesburg Water & Sewer Revenue Refunding Systems, 5.20% due 8/1/2006            Aaa/AAA    764,988
                       (Insured: AMBAC)
1,000,000              Mississippi Hospital Equipment & Facilities Authority Revenue, 6.50% due           Aaa/AAA    1,101,460
                       5/1/2006 (Refunding Mississippi Baptist Medical Center; Insured: MBIA)
955,000                Ridgeland Multi Family Housing Revenue, 4.95% due 10/1/2007 (FNMA:                 NR/A1+     1,000,401
                       Collateralized)
Missouri               (0.20%)
825,000                Jackson County Public Building Corp. Leasehold Revenue Series 1996, 6.00% due      Aaa/AAA    881,686
                       12/1/2004 (Capital Improvement Project; Insured: MBIA)
1,275,000              Missouri Development Finance Board Healthcare Facilities Revenue Series A, 4.80%   A2/NR      1,334,657
                       due 11/1/2012 (Lutheran Home Aged Project; LOC: Commerce Bank)
105,000                Missouri Environmental Improvement & Energy Resources Authority Water Pollution    Aaa/NR     106,524
                       Control Revenue, 6.60% due 12/1/2003
Montana                (1.10%)
10,440,000             Forsyth Pollution Control Revenue Refunding, 5.00% due 10/1/2032 put 12/30/2008    Aaa/AAA    11,563,970
                       (Insured: AMBAC)
2,500,000              Forsyth Pollution Control Revenue Refunding, 5.20% due 5/1/2033 put 5/1/2009       Baa2/BBB+  2,558,500
                       (Portland General Project)
Nebraska               (1.40%)
1,995,000              Lancaster County School District 1, 4.00% due 7/15/2007 (Lincoln Public School     Aa2/AAA    2,154,400
                       Project)
1,455,000              Madison County Hospital Authority Revenue Number 1, 5.25% due 7/1/2010 (Faith      NR/AA      1,611,922
                       Regional Health Services Project; Insured: Radian)
1,625,000              Madison County Hospital Authority Revenue Number 1, 5.50% due 7/1/2012 (Faith      NR/AA      1,819,740
                       Regional Health Services Project; Insured: Radian)
2,705,000              Nebraska IFA Tax Exempt Multi Family Housing Revenue Refunding 1995-A, 5.50% due   NR/AAA     2,794,589
                       12/1/2025 put 12/1/2005 (Willow Park Apartments Project; Collateralized: FNMA)
5,000,000              Omaha Public Power District Nebraska Electric Revenue Refunding Systems B, 5.00%   Aa2/AA     5,638,550
                       due 2/1/2013
3,005,000              Omaha Public Power District Nebraska Electric Revenue Series A, 7.50% due          NR/AA      3,265,624
                       2/1/2006 (ETM)*
1,300,000              University of Nebraska Facilities Corp., 5.00% due 7/15/2008                       Aa2/AA-    1,468,025
Nevada                 (1.70%)
5,000,000              Humboldt County Pollution Control Revenue Refunding, 6.55% due 10/1/2013 (Sierra   Aaa/AAA    5,207,500
                       Pacific Project; Insured: AMBAC)
1,830,000              Las Vegas Special Refunding Local Improvement District 707 Series A, 5.125% due    Aaa/AAA    1,991,516
                       6/1/2011 (Insured: FSA)
840,000                Nevada Colorado River Commission Power Delivery A, 7.00% due 9/15/2008             Aa2/AA     994,190
1,510,000              Nevada Housing Division FNMA Multi Family Certificate A, 4.80% due 4/1/2008        NR/AAA     1,572,272
                       (Collateralized: FNMA)
1,000,000              Sparks Redevelopment Agency Tax Allocation Revenue Refunding Series A, 5.70% due   NR/AA      1,125,960
                       1/15/2009 (Insured: Radian)
1,000,000              Sparks Redevelopment Agency Tax Allocation Revenue Refunding Series A, 5.70% due   NR/AA      1,126,870
                       1/15/2010 (Insured: Radian)
1,285,000              Sparks Redevelopment Agency Tax Allocation Revenue Refunding Series A, 5.70% due   NR/AA      1,442,927
                       1/15/2011 (Insured: Radian)
5,000,000              Washoe County Hospital Facility Revenue Series 1993 A, 6.00% due 6/1/2015          A2/A+      5,105,650
                       (Washoe Medical Center Project)
3,500,000              Washoe County School District, 5.50% due 6/1/2008 (Insured: FSA)                   Aaa/AAA    4,016,845
New Hampshire          (0.60%)
500,000                New Hampshire Capital Appreciation General Obligation, 0% due 7/1/2004             Aa2/AA+    495,025
300,000                New Hampshire Health & Education Facilities Authority Revenue, 1.00% due           Aaa/NR     300,000
                       7/1/2032 put 7/1/2003 (St. Anselm College project; LOC: Fleet Bank) (daily demand notes)
1,500,000              New Hampshire Health & Education Facilities Authority Revenue Anticipation Notes   NR/SP-1    1,524,375
                       D, 3.50% due 4/30/2004
2,485,000              New Hampshire Industrial Development Authority Revenue, 5.50% due 12/1/2009 put    NR/AA-     2,578,834
                       12/1/2004 (Central Vermont Public Services Project; LOC: Citizens Bank)
2,600,000              New Hampshire Municipal Bond Bank Refunding Series A-2, 4.60% due 7/15/2004        Aaa/AAA    2,697,344
                       (Insured: MBIA)
New Jersey             (0.20%)
1,000,000              New Jersey Health Care Facilities Financing Authority Revenue, 7.00% due           NR/AAA     1,000,160
                       7/1/2003 (Christ Hospital Project; Insured: Connie Lee)
1,920,000              Pequannock River Basin Regional Sewage Authority Refunding Series M, 5.00% due     Aaa/NR     2,054,438
                       12/1/2006 (Sewer Revenue Project; Insured: MBIA)
New Mexico             (2.00%)
1,600,000              Albuquerque Educational Facilities Revenue Refunding, 1.20% due 10/15/2016 put     VMIG1/AA   1,600,000
                       7/8/2003 (Albuquerque Academy Project; Insured: Bank of America) (weekly demand notes)
750,000                Farmington Pollution Control Revenue, 1.05% due 5/1/2024 put 7/1/2003 (LOC: Bank   P1/A1+     750,000
                       of America) (daily demand notes)
800,000                Farmington Pollution Control Revenue, 1.00% due 9/1/2024 put 7/1/2003 (LOC:        P1/A1+     800,000
                       Barclays Bank) (daily demand notes)
4,865,000              New Mexico Highway Commission Revenue Subordinated Lien Tax Series B, 5.00% due    Aaa/AAA    5,509,126
                       6/15/2011 (Insured: AMBAC)
9,625,000              New Mexico Housing Authority, Multi Family Housing Revenue, 1.25% due 1/15/2033    NR/A1+     9,625,000
                       put 7/8/2003 (Arbors/Courtyard Apartments Project) (weekly demand notes)
8,000,000              New Mexico State, 4.00% due 9/1/2005                                               Aa1/AA+    8,455,680
New York               (7.10%)
1,000,000              Brookhaven Industrial Development Agency Civic Facility Revenue, 4.375% due        A2/BBB+    1,047,530
                       11/1/2031 put 11/1/2006 (Methodist Retirement Community Project; LOC: Northfork
                       Bank)
1,000,000              Hempstead Town Industrial Development Agency Refunding, 5.00% due 12/1/2008        Aaa/AAA    1,103,460
                       (American Fuel Co. Project; Insured: MBIA)
1,500,000              Long Island Power Authority Electric Systems Revenue General Series A, 6.00% due   Aaa/AAA    1,746,675
                       12/1/2007 (Insured: AMBAC)
2,350,000              Long Island Power Authority Electric Systems Revenue Subordinated Series 8         Aaa/AAA    2,407,904
                       Subseries 8-D, 4.50% due 4/1/2010 put 4/1/2004 (Insured: AMBAC)
7,000,000              Long Island Power Authority General Series B, 5.00% due 12/1/2006                  Baa1/A-    7,625,170
4,535,000              Metro Transportation Authority New York Service Series B, 5.25% due 7/1/2007       A3/AA-     5,091,807
1,050,000              Monroe County Industrial Development Agency, 5.375% due 6/1/2007 (St. John         NR/AA      1,175,769
                       Fisher College Project; Insured: Radian)
2,800,000              New York Adjusted Subseries E-3, 0.85% due 8/1/2023 put 7/1/2003 (daily demand     VMIG1/A1+  2,800,000
                       notes)
2,300,000              New York City Adjusted Series H, 1.40% due 8/1/2014 put 7/1/2003 (Insured: MBIA)   VMIG1/A-2  2,300,000
                       (daily demand notes)
2,000,000              New York City General Obligation, 0.95% due 8/1/2020 put 7/1/2003 (daily demand    VMIG1/A1+  2,000,000
                       notes)
700,000                New York City General Obligation, 0.85% due 8/1/2021 put 7/1/2003 (daily demand    VMIG1/A1+  700,000
                       notes)
500,000                New York City General Obligation Series A, 7.00% due 8/1/2003                      A2/A       502,415
710,000                New York City Housing Development Corp. Multi Family Housing Revenue Refunding     Aa2/AA     722,943
                       Series A, 5.50% due 11/1/2009
2,215,000              New York City Industrial Development Agency Civic Facility, 5.25% due 6/1/2011     NR/A       2,434,706
                       (Lycee Francais De New York Project Series A; Insured: ACA)
2,330,000              New York City Industrial Development Agency Civic Facility, 5.25% due 6/1/2012     NR/A       2,563,140
                       (Lycee Francais De New York Project Series A; Insured: ACA)
8,600,000              New York City Municipal Water Finance Authority Water & Sewer Systems Revenue      VMIG1/A1+  8,600,000
                       2003 Sub Series A, 1.15% due 6/15/2018 put 7/1/2003 (LOC: Bank of New York)
                       (daily demand notes)
10,450,000             New York City Transitional Finance Authority, 1.00% due 11/1/2022 put 7/1/2003     VMIG1/A1+  10,450,000
                       (daily demand notes)
1,500,000              New York City Transitional Refunding Future Tax Secured Series A, 4.50% due        Aa2/AA+    1,566,270
                       11/1/2004
1,040,000              New York Dormitory Authority, 6.00% due 7/1/2007 (Champlain Valley Physicians      NR/AAA     1,196,666
                       Project; Insured: Connie Lee)
1,895,000              New York Dormitory Authority Revenues, 6.00% due 9/1/2008 pre-refunded 9/1/2005    NR/AA      1,992,498
                       (Norton Healthcare Project)
1,600,000              New York Dormitory Authority Revenues Mental Health Services Facilities            Aaa/AAA    1,810,208
                       Improvement B, 5.00% due 8/15/2010 (Insured: MBIA)
4,000,000              New York Dormitory Authority Revenues Series B, 5.25% due 11/15/2026 put           Aaa/AAA    4,514,600
                       5/15/2012 (Insured: AMBAC)
560,000                New York Medical Care Facilities Finance Agency Revenue, 6.40% due 11/1/2014       Aaa/AAA    567,739
                       (Insured: FSA)
1,000,000              New York Series B, 5.50% due 8/1/2011 (Insured: MBIA)                              Aaa/AAA    1,157,530
2,200,000              New York Series B, 0.95% due 10/1/2021 put 7/1/2003 (daily demand notes)           VMIG1/A1+  2,200,000
12,000,000             New York State Dormitory Authority Revenues, 4.00% due 12/15/2005                  NR/AA      12,746,760
2,500,000              New York State Urban Development Corp. Revenue Refunding Facilities A, 6.50% due   Aaa/AAA    3,044,550
                       1/1/2011 (Correctional Capital Project; Insured: FSA)
1,320,000              New York Thruway Authority General Revenue Special Obligation, 0% due 1/1/2006     NR/BBB     1,251,202
255,000                New York Urban Development Corp. Revenue University Facilities Grants, 6.00% due   A3/AA-     280,502
                       1/1/2006
3,425,000              New York Urban Development Corp. Series 7, 6.00% due 1/1/2006                      A3/AA-     3,767,534
710,000                Oneida County Industrial Development Agency Series C, 6.00% due 1/1/2009 (Civic    NR/AA      822,379
                       Facility Faxton Hospital Project; Insured: Radian)
2,000,000              Tobacco Settlement Financing Corp. New York Revenue Asset Backed Series A-1C,      NR/AA-     2,091,680
                       5.00% due 6/1/2012
1,000,000              Tobacco Settlement Financing Corp. New York Revenue Asset Backed Series A-1C,      NR/AA-     1,049,270
                       5.25% due 6/1/2012
170,000                Westchester County IDA Civic Facility Revenue, 6.25% due 4/1/2005 (Julia Dykman    NR/NR      172,502
                       Project)
North Carolina         (2.10%)
1,000,000              Charlotte Certificates Participation Series B, 5.00% due 6/1/2006 (FY Project)     Aa1/AA+    1,098,000
135,000                Gastonia Housing Corp. First Lien Rev Series A, 5.75% due 7/1/2004 (Golfview       NR/A-      135,612
                       Village Square Apartment Project)
925,000                North Carolina Capital Facilities Finance Agency Educational Facilities Revenue    Aaa/AAA    1,026,944
                       Series A, 5.00% due 4/1/2007 (Johnson & Wales University Project; Insured: XL
                       Capital)
2,860,000              North Carolina Eastern Municipal Power Agency Power Systems Revenue, 6.125% due    Aaa/AAA    3,367,393
                       1/1/2009 (Insured: MBIA)
3,000,000              North Carolina Eastern Municipal Power Agency Power Systems Revenue Refunding      Baa3/BBB   3,238,860
                       Series D, 5.375% due 1/1/2011
650,000                North Carolina Eastern Municipal Power Agency Power Systems Revenue Series C,      Baa3/BBB   696,455
                       5.25% due 1/1/2012
1,000,000              North Carolina Eastern Municipal Power Agency Power Systems Series A, 5.50% due    Baa3/BBB   1,089,160
                       1/1/2012
1,055,000              North Carolina Eastern Municipal Power Agency Power Systems Series C, 5.25% due    Baa3/BBB   1,125,727
                       1/1/2013
2,400,000              North Carolina Municipal Power Agency Number 1 Catawba Electric Revenue, 6.00%     Aaa/AAA    2,839,608
                       due 1/1/2010 (Insured: MBIA)
2,505,000              North Carolina Municipal Power Agency Number 1 Catawba Electric Revenue Series     Baa1/BBB+  2,808,030
                       A, 5.50% due 1/1/2013
1,000,000              North Carolina Municipal Power Agency Number 1 Catawba Electric Revenue Series     Baa1/BBB+  1,145,010
                       B, 6.375% due 1/1/2013
3,400,000              North Carolina Municipal Power Agency Series A, 6.00% due 1/1/2007 (Insured:       Aaa/AAA    3,862,808
                       MBIA)
3,700,000              North Carolina Municipal Power Agency Series A, 6.00% due 1/1/2008 (Insured:       Aaa/AAA    4,280,678
                       MBIA)
1,030,000              University of North Carolina Systems Pool Revenue Refunding Series B, 5.00% due    Aaa/AAA    1,170,935
                       4/1/2012 (Insured: AMBAC)
North Dakota           (0.10%)
910,000                Grand Forks Health Care Systems Revenue Bond Series 1997, 6.25% due 8/15/2005      Aaa/AAA    996,031
                       (Altru Health System Project; Insured: MBIA)
Ohio                   (3.50%)
2,510,000              Bellefontaine Hospital Revenue Refunding, 6.00% due 12/1/2013 (Mary Rutan Health   NR/BBB     2,595,516
                       Associates Project)
4,415,000              Cleveland Cuyahoga County Port Authority Revenue, 6.00% due 11/15/2010             NR/NR      4,762,019
2,255,000              Cuyahoga County Hospital Revenue Refunding Series B, 6.00% due 1/15/2006           A2/A       2,476,193
                       (University Hospital Health Systems Project)
1,400,000              Hudson City Library Improvement, 6.35% due 12/1/2011                               Aa2/NR     1,704,206
585,000                Lake County Sewer & Water District Improvement, 5.30% due 12/1/2011                Aa2/NR     649,572
1,680,000              Lorain County Hospital Revenue Refunding & Improvement Catholic Healthcare A,      A1/AA-     1,694,549
                       5.00% due 10/1/2003
1,200,000              Lorain County Hospital Revenue Refunding Catholic Healthcare Partners B, 6.00%     Aaa/AAA    1,394,352
                       due 9/1/2008 (Insured: MBIA)
1,300,000              Mahoning Valley District Water Refunding, 5.85% due 11/15/2008 (Insured: FSA)      Aaa/AAA    1,528,228
770,000                Mahoning Valley District Water Refunding, 5.90% due 11/15/2009 (Insured: FSA)      Aaa/AAA    918,063
2,250,000              Montgomery County Revenue, 6.00% due 12/1/2008 (Catholic Health Initiatives        Aa2/AA     2,587,320
                       Project)
2,385,000              Montgomery County Revenue, 6.00% due 12/1/2009 (Catholic Health Initiatives        Aa2/AA     2,762,498
                       Project)
1,530,000              Montgomery County Revenue, 6.00% due 12/1/2010 (Catholic Health Initiatives        Aa2/AA     1,767,380
                       Project)
1,000,000              Montgomery County Solid Waste Revenue, 6.00% due 11/1/2005 (Insured: MBIA)         Aaa/AAA    1,105,650
2,000,000              Ohio State Building Authority Refunding Adult Corrections Facilities, 5.00% due    Aaa/AAA    2,214,640
                       10/1/2006 (Insured: FSA)
4,000,000              Ohio State Building Authority Refunding State Correctional Facilities A, 4.60%     Aa2/AA     4,036,720
                       due 10/1/2003
4,000,000              Ohio State Building Authority State Facilities, 6.125% due 10/1/2011               Aa2/AA     4,132,280
                       pre-refunded 10/1/2003 @ 102 (Adult Control Building A Project)
1,000,000              Ohio State Highway Capital Improvement Series C, 5.00% due 5/1/2006                Aa1/AAA    1,096,600
5,000,000              Ohio State Unlimited Tax General Obligation Series A, 5.75% due 6/15/2010          Aa1/AA+    5,804,800
680,000                Plain Local School District Capital Appreciation, 0% due 12/1/2006 (Insured:       Aaa/NR     639,064
                       FGIC)
845,000                Plain Local School District Capital Appreciation, 0% due 12/1/2007 (Insured:       Aaa/NR     766,550
                       FGIC)
975,000                Reading Revenue Development, 6.00% due 2/1/2009 (St. Mary's Educational            NR/AA      1,123,190
                       Institute Project; Insured: Radian)
Oklahoma               (1.60%)
675,000                Broken Arrow, 4.40% due 12/1/2005                                                  Aa3/AA-    676,607
1,235,000              Claremore Public Works Authority Revenue Refunding, 6.00% due 6/1/2006 (Insured:   Aaa/NR     1,389,634
                       FSA)
1,340,000              Claremore Public Works Authority Revenue Refunding, 6.00% due 6/1/2007 (Insured:   Aaa/NR     1,541,992
                       FSA)
740,000                Jenks Aquarium Authority Revenue First Mortgage, 5.50% due 7/1/2010 (Insured:      Aaa/NR     836,119
                       MBIA)
740,000                Oklahoma  Development Finance Authority Health Facilities Revenue, 5.75% due       Aaa/AAA    856,187
                       6/1/2011 (Insured: AMBAC)
2,380,000              Oklahoma Authority Revenue Refunding Health Systems Obligation Group Series A,     Aaa/AAA    2,708,345
                       5.75% due 8/15/2007 (Insured: MBIA)
2,340,000              Oklahoma Authority Revenue Refunding Health Systems Obligation Group Series A,     Aaa/AAA    2,716,014
                       6.00% due 8/15/2010 (Insured: MBIA)
5,000,000              Oklahoma Housing Development Authority Revenue Lease Purchase Program Series A,    Aa3/NR     5,377,250
                       5.10% due 11/1/2005
2,650,000              Tulsa County Independent School District, 4.50% due 8/1/2006                       Aa3/A+     2,881,053
1,000,000              Tulsa Metropolitan Utility Authority Water Series A, 5.60% due 11/1/2004           NR/AA-     1,057,300
750,000                Tulsa Public Facilities Authority Solid Waste Steam & Electric Revenue Refunding   Aaa/AAA    790,035
                       Series 1994, 5.45% due 11/1/2004 (Ogden Martin Systems of Tulsa Project;
                       Insured: AMBAC)
Oregon                 (0.40%)
1,070,000              Clackamas County Hospital Facility Authority Revenue Refunding Series A, 5.50%     NR/NR      1,070,385
                       due 9/15/2008 (Odd Fellows Home Project)
1,325,000              Emerald People's Utility District Revenue, 7.20% due 11/1/2003 (Insured: FGIC)     Aaa/AAA    1,352,362
1,000,000              Medford Hospital Facilities Authority Revenue Series A, 5.25% due 8/15/2006        Aaa/AAA    1,102,300
                       (Asante Health Systems Project; Insured: MBIA)
640,000                Portland Oregon, 4.40% due 3/1/2004                                                Aa2/NR     654,867
750,000                Salem Oregon Water & Sewer Revenue, 6.00% due 6/1/2005 (Insured: MBIA)             Aaa/AAA    816,150
Pennsylvania           (2.90%)
1,505,000              Allegheny County Hospital Development Health Series B, 6.30% due 5/1/2009 (South   Baa1/NR    1,564,583
                       Hills Health System Project)
1,000,000              Allegheny County Hospital Development Refunding, 4.40% due 11/1/2005 (Health       Aaa/AAA    1,064,480
                       Center UPMC Health Systems Project; Insured: MBIA)
395,000                Coatesville Area School District Series A Refunding, 5.00% due 10/1/2003           Aaa/AAA    399,041
                       (Insured: AMBAC)
305,000                Delaware County Authority Health Care Revenue, 6.00% due 11/15/2007 pre-refunded   Aaa/NR     316,410
                       11/15/2005 (Mercy Health Corp. Project)
1,000,000              Delaware County Pennsylvania Authority Revenue, 5.50% due 11/15/2007 (Insured:     Aaa/AAA    1,129,770
                       AMBAC)
4,250,000              Delaware County Pollution Control Refunding Series A, 5.20% due 4/1/2021 put       A3/BBB+    4,405,677
                       10/1/2004 (Peco Energy Co. Project)
1,000,000              Frazier Pennsylvania School District, 4.80% due 8/15/2003                          NR/SP1+    1,003,240
1,000,000              Geisinger Authority Health Systems Revenue, 5.50% due 8/15/2009                    Aa2/AA-    1,121,630
1,605,000              Manheim Township School Authority School Revenue Series 1978, 6.625% due           NR/AAA     1,797,793
                       12/1/2007 pre-refunded 12/1/2005
730,000                Montgomery County Higher Education & Health Authority, 6.25% due 7/1/2006          Baa3/NR    757,930
550,000                Montgomery County Higher Education & Health Authority, 6.375% due 7/1/2007         Baa3/NR    572,577
2,000,000              Montgomery County Industrial Development Authority Pollution Control Revenue       A2/BBB+    2,073,260
                       Series A, 5.20% due 10/1/2030 put 10/1/2004 (Peco Energy Co. Project)
150,000                Pennsylvania Higher Education Facilities Authority Revenue, 6.15% due 4/1/2004     Baa3/NR    155,858
                       (ETM)*
1,500,000              Pennsylvania Higher Educational Facilities Authority Health Services Revenue,      A3/A       1,596,195
                       5.50% due 1/1/2009 (University Pennsylvania Health Systems Project)
750,000                Pennsylvania Higher Educational Facility Series A, 6.00% due 1/1/2005              A3/A       795,803
                       (University Pennsylvania Health Systems Project)
4,500,000              Pennsylvania State Higher Educational Facilities Authority, 7.00% due 1/1/2009     A3/A       4,698,045
1,500,000              Pennsylvania State Higher Educational Facilities Authority Revenue, 4.00% due      VMIG1/NR   1,571,820
                       11/1/2032 put 11/1/2005 (LOC: Allied Irish Banks P.L.C.)
5,255,000              Pennsylvania State Unrefunded First Series, 5.00% due 4/15/2005                    Aa2/AA     5,349,905
1,520,000              Philadelphia Authority For Industrial Development Revenues, 8.00% due 1/1/2014     Aaa/NR     1,610,774
                       pre-refunded 7/1/2004
1,000,000              Philadelphia Hospital & Higher Education Facilities Authority Revenue, 5.50% due   A1/AA-     1,089,230
                       5/15/2006 (Jefferson Health Systems Project)
1,255,000              Sayre Pennsylvania Health Care Facilities Authority Series A, 5.00% due 7/1/2008   Aaa/AAA    1,397,304
                       (Latrobe Area Hospital Project; Insured: AMBAC)
1,320,000              Sayre Pennsylvania Health Care Facilities Authority Series A, 5.00% due 7/1/2009   Aaa/AAA    1,474,031
                       (Latrobe Area Hospital Project; Insured: AMBAC)
1,400,000              Sayre Pennsylvania Health Care Facilities Authority Series A, 5.25% due 7/1/2011   Aaa/AAA    1,581,706
                       (Latrobe Area Hospital Project; Insured: AMBAC)
1,000,000              Sayre Pennsylvania Health Care Facilities Authority Series A, 5.25% due 7/1/2012   Aaa/AAA    1,132,910
                       (Latrobe Area Hospital Project; Insured: AMBAC)
Rhode Island           (2.10%)
860,000                Providence Public Building Authority Refunding Series B, 5.50% due 12/15/2003      Aaa/AAA    877,811
                       (Insured: FSA)
1,075,000              Providence Public Building Authority Refunding Series B, 5.75% due 12/15/2007      Aaa/AAA    1,244,828
                       (Insured: FSA)
1,000,000              Providence Public Building Authority School Project Series B, 5.00% due            Aaa/AAA    1,087,810
                       12/15/2005 (Insured: MBIA)
1,000,000              Providence Public Building Authority School Project Series B, 4.00% due            Aaa/AAA    1,079,550
                       12/15/2006 (Insured: MBIA)
1,000,000              Providence Public Building Authority School Project Series B, 4.00% due            Aaa/AAA    1,085,070
                       12/15/2007 (Insured: MBIA)
1,880,000              Providence Series C, 5.50% due 1/15/2012 (Insured: FSA)                            Aaa/AAA    2,197,701
4,455,000              Rhode Island Bond Authority Revenue Refunding Series A, 5.00% due 10/1/2005        Aaa/AAA    4,814,519
                       (State Public Projects; Insured: AMBAC)
10,085,000             Rhode Island Bond Authority Revenue Refunding Series A, 5.00% due 10/1/2006        Aaa/AAA    11,160,565
                       (State Public Projects; Insured: AMBAC)
2,075,000              Rhode Island Economic Development Corp. Revenue, 5.75% due 7/1/2010 (Providence    NR/AA      2,358,611
                       Place Mall Project; Insured: Radian)
1,960,000              Rhode Island State Health & Education Building, 4.50% due 9/1/2009 (Butler         NR/A+      2,111,449
                       Hospital Project; LOC: Fleet National Bank)
South Carolina         (1.40%)
2,050,000              Charleston County Certificates of Participation, 6.00% due 12/1/2007 (Insured:     Aaa/AAA    2,389,193
                       MBIA)
1,000,000              Medical University South Carolina Hospital Facilities Revenue, 5.50% due           Baa2/BBB+  1,082,560
                       7/1/2005 (ETM)*
945,000                Piedmont Municipal Power Agency Electric Revenue, 6.375% due 1/1/2006 (Insured:    Aaa/AAA    1,052,059
                       FGIC)
400,000                Piedmont Municipal Power Agency Electric Revenue Variable Refunding Series C,      VMIG1/A1+  400,000
                       1.20% due 1/1/2022 put 7/8/2003 (Insured: MBIA) (weekly demand notes)
5,000,000              Richland County Environmental Improvement Revenue Refunding Series A, 4.25% due    Baa2/BBB   5,222,800
                       10/1/2007 (International Paper Co. Project)
2,000,000              South Carolina State Public Service Authority Revenue Refunding Series D, 5.00%    Aa2/AA-    2,166,180
                       due 1/1/2006
2,315,000              South Carolina State Public Service Authority Revenue Refunding Series D, 5.00%    Aa2/AA-    2,548,815
                       due 1/1/2007
1,000,000              South Carolina State Refunding, 4.50% due 4/1/2005 (Capital Improvement Project)   Aaa/AAA    1,022,540
1,720,000              York County Refunding, 5.00% due 6/1/2006 (Insured: FSA)                           Aaa/AAA    1,889,076
South Dakota           (0.50%)
1,160,000              South Dakota Health & Educational Facilities Authority Revenue, 5.00% due          Aaa/AAA    1,286,730
                       9/1/2010 (Rapid City Regional Hospital Project; Insured: MBIA)
1,100,000              South Dakota Health & Educational Facilities Authority Revenue, 5.50% due          Aaa/AAA    1,259,291
                       9/1/2011 (Rapid City Regional Hospital Project; Insured: MBIA)
1,250,000              South Dakota Lease Revenue Series 93-B, 8.00% due 9/1/2003 (Insured: FSA)          Aaa/AAA    1,264,400
2,235,000              South Dakota State Building Authority Lease Revenue, 6.625% due 9/1/2012           Aaa/AAA    2,300,620
                       pre-refunded 9/1/2004 @100 (Insured: AMBAC)
Tennessee              (0.50%)
2,420,000              Clarksville Natural Gas Refunding, 5.00% due 11/1/2004                             NR/BBB+    2,510,726
870,000                Franklin Industrial Development Multi Family Refunding Housing Series A, 5.75%     Aaa/AAA    930,221
                       due 4/1/2010 (Insured: FSA)
1,000,000              Hamilton County Industrial Development Board, 5.75% due 9/1/2005 (Insured: FGIC)   Aaa/AAA    1,093,810
1,050,000              Shelby County Tennessee Series A, 0% due 5/1/2011 pre-refunded 5/1/2005 @ 69.561   Aa2/AA+    713,580
985,000                Tennessee Housing Development Agency Mortgage Finance Series A, 5.70% due          A1/AA      1,006,611
                       7/1/2008
Texas                  (11.60%)
1,000,000              Amarillo Health Facilities Corp. Hospital Revenue, 5.50% due 1/1/2011 (Baptist     Aaa/NR     1,127,460
                       St. Anthony's Hospital Corp. Project; Insured: FSA)
1,000,000              Austin Texas Refunding, 5.00% due 3/1/2011                                         Aa2/AA+    1,126,370
1,000,000              Austin Utility Systems Revenue Refunding Comb Series A, 5.60% due 5/15/2007        Aaa/AAA    1,023,510
                       (Insured: MBIA)
1,000,000              Bell County Health Facilities Development Corp. Revenue Series A, 6.25% due        Aaa/AAA    1,180,630
                       8/15/2010 (Scott & White Memorial Hospital Project; Insured: MBIA)
1,800,000              Bexar County Housing Finance Corp. Multi Family Housing Revenue, 5.00% due         Aaa/NR     1,926,522
                       1/1/2011 (Insured: MBIA)
1,250,000              Cedar Hill Independent School District Capital Appreciation Refunding, 0% due      NR/AAA     950,713
                       8/15/2010 (Guarantee: PSF)
1,700,000              Clint Independent School District Refunding, 5.50% due 2/15/2011 (Guarantee:       Aaa/AAA    1,967,359
                       PSF)
1,425,000              Clint Independent School District Refunding, 5.50% due 2/15/2012 (Guarantee:       Aaa/AAA    1,637,667
                       PSF)
3,300,000              Coppell Independent School District Capital Appreciation Refunding, 0% due         NR/AAA     3,004,782
                       8/15/2007 (Guarantee: PSF)
1,025,000              Corpus Christi Business & Job Development Corp. Sales Tax Revenue, 5.00% due       Aaa/AAA    1,162,463
                       9/1/2012 (Refunding & Improvement Arena Project; Insured: AMBAC)
2,200,000              Corpus Christi Independent School Refunding, 5.45% due 8/15/2003 (PSF Guarantee)   Aaa/AA     2,208,184
2,000,000              Corpus Christi Utility Systems Revenue Refunding, 5.50% due 7/15/2005 (Insured:    Aaa/AAA    2,168,440
                       FSA)
4,070,000              Corpus Christi Utility Systems Revenue Refunding, 5.50% due 7/15/2006 (Insured:    Aaa/AAA    4,541,184
                       FSA)
2,000,000              Corpus Christi Utility Systems Revenue Refunding, 5.50% due 7/15/2008 (Insured:    Aaa/AAA    2,299,700
                       FSA)
4,780,000              Corpus Christi Utility Systems Revenue Refunding, 5.50% due 7/15/2009 (Insured:    Aaa/AAA    5,546,855
                       FSA)
1,735,000              Cypress Fairbanks Independent School District Unrefunded Balance Series A,         Aaa/AAA    1,742,686
                       6.125% due 8/1/2011 (PSF Guarantee)
1,080,000              Dallas Independent School District Unrefunded Balance, 5.60% due 8/15/2004 (PSF    Aaa/AAA    1,086,124
                       Guarantee)
450,000                Dallas Tax Increment Financing Reinvestment Zone 2, 5.75% due 8/15/2006            NR/AA      497,777
                       (Insured: Radian)
1,200,000              Dallas/Fort Worth Regional Airport Revenue Refunding Joint Series A, 7.375% due    Aaa/AAA    1,283,112
                       11/1/2011 (Insured: FGIC)
1,245,000              Duncanville Independent School District Capital Appreciation Refunding Series B,   Aaa/AAA    899,077
                       0% due 2/15/2012 (Guarantee: PSF)
4,945,000              Duncanville Independent School District Refunding Series B, 0% due 2/15/2011       Aaa/AAA    3,761,513
                       (Guarantee: PSF)
4,500,000              Ector County Hospital District Hospital Revenue Refunding, 5.50% due 4/15/2004     Aaa/AAA    4,652,010
                       (Insured: MBIA)
3,800,000              Fort Worth Water & Sewer Revenue Refunding & Improvement, 5.25% due 2/15/2011      Aa2/AA     4,256,266
1,390,000              Fort Worth Water & Sewer Revenue Series 2001, 5.25% due 2/15/2011 (Tarrant &       Aa2/AA     1,585,226
                       Denton County Project)
2,005,000              Grapevine Texas, 5.25% due 2/15/2012 (Insured: FGIC)                               Aaa/AAA    2,184,768
4,000,000              Gulf Coast Waste Disposal Authority Environmental Facilities Revenue Refunding,    Baa2/BBB+  4,206,800
                       4.20% due 11/1/2006 (Occidental Project)
1,000,000              Gulf Coast Waste Disposal Authority Texas Revenue Refunding, 5.00% due 10/1/2010   Aaa/AAA    1,134,330
                       (Bayport Area Systems Project; Insured: AMBAC)
1,000,000              Gulf Coast Waste Disposal Authority Texas Revenue Refunding, 5.00% due 10/1/2011   Aaa/AAA    1,131,540
                       (Bayport Area Systems Project; Insured: AMBAC)
750,000                Harlingen Consolidated Independent School, 7.50% due 8/15/2009 (Guarantee: PSF)    Aaa/AAA    952,335
500,000                Harris County Health Facilities Development Corp. Hospital Revenue Refunding       Aaa/AAA    604,075
                       Series A, 6.00% due 6/1/2012 (Memorial Hospital Systems Project; Insured: MBIA)
4,410,000              Harris County Health Facilities Development Corp. Thermal Utility Revenue, 5.45%   Aaa/AAA    5,063,606
                       due 2/15/2011 (Insured: AMBAC)
600,000                Harris County Health Facilities Hospital Series A, 6.00% due 6/1/2010 (Memorial    Aaa/AAA    698,784
                       Hospital Systems Project; Insured: MBIA)
755,000                Harris County Hospital District Mortgage Revenue, 7.40% due 2/15/2010 (Insured:    Aaa/AAA    864,422
                       AMBAC) (ETM)*
1,045,000              Harris County Hospital District Mortgage Revenue Unrefunded Balance Refunding,     Aaa/AAA    1,236,277
                       7.40% due 2/15/2010 (Insured: AMBAC)
10,000,000             Harris County Hospital District Revenue Refunding, 5.75% due 2/15/2011 (Insured:   Aaa/AAA    11,452,300
                       MBIA)
2,000,000              Harris County Hospital District Revenue Refunding, 5.75% due 2/15/2012 (Insured:   Aaa/AAA    2,258,640
                       MBIA)
3,260,000              Harris County Sports Authority Revenue Capital Appreciation Senior Lien Series     Aaa/AAA    2,548,798
                       G, 0% due 11/15/2010 (Insured: MBIA)
3,000,000              Hays Consolidated Independent School District Capital Appreciation, 0% due         Aaa/AAA    2,241,450
                       8/15/2011 (Guarantee: PSF)
500,000                Irving Independent School District Capital Appreciation, 0% due 2/15/2004          Aaa/AAA    496,985
                       (Guarantee: PSF)
1,000,000              Lewisville Combination Contract Revenue, 4.125% due 5/1/2031 put 11/1/2006         NR/AA-     1,061,370
                       (Special Assessment Castle Hills Project Number 3; LOC: Wells Fargo Bank)
500,000                Lower Colorado River Authority Revenue Refunding & Improvement, 8.00% due          Aaa/AAA    654,785
                       5/15/2010 (Insured: FSA)
3,065,000              Mesquite Independent School District Capital Appreciation Refunding, 0% due        NR/AAA     2,210,662
                       8/15/2011 (Guarantee: PSF)
1,415,000              Midlothian Independent School District Capital Appreciation Refunding, 0% due      Aaa/NR     1,253,365
                       2/15/2008 (Guarantee: PSF)
1,200,000              Midlothian Independent School District Capital Appreciation Refunding, 0% due      Aaa/NR     1,016,340
                       2/15/2009 (Guarantee: PSF)
700,000                Midtown Redevelopment Authority Texas Tax, 6.00% due 1/1/2010 (Insured: Radian)    NR/AA      799,680
740,000                Midtown Redevelopment Authority Texas Tax, 6.00% due 1/1/2011 (Insured: Radian)    NR/AA      849,572
2,275,000              New Caney Independent School District Capital Appreciation Refunding, 0% due       Aaa/AAA    2,222,379
                       2/15/2005 (Guarantee: PSF)
710,000                Northside Independent School District Series A, 2.25% due 8/1/2031 put 8/1/2004    VMIG1/A1+  710,717
6,000,000              Sam Rayburn Municipal Power Agency Refunding, 5.50% due 10/1/2012                  Baa2/BBB-  6,530,100
1,970,000              Socorro Independent School District Series A, 5.75% due 2/15/2011 (Guarantee:      NR/AAA     2,250,252
                       PSF)
965,000                Southlake Tax Increment Certificates Obligation Series B, 0% due 2/15/2007         Aaa/AAA    852,886
                       (Insured: AMBAC)
1,120,000              Southlake Tax Increment Certificates Obligation Series B, 0% due 2/15/2008         Aaa/AAA    941,002
                       (Insured: AMBAC)
1,275,000              Southlake Tax Increment Certificates Obligation Series B, 0% due 2/15/2009         Aaa/AAA    1,009,583
                       (Insured: AMBAC)
1,440,000              Southlake Tax Increment Certificates Obligation Series B, 0% due 2/15/2010         Aaa/AAA    1,069,056
                       (Insured: AMBAC)
500,000                Spring Branch Independent School District, 7.50% due 2/1/2011 (Guarantee: PSF)     Aaa/AAA    643,310
580,000                Tarrant County Health Facilities, 5.875% due 11/15/2007 (Adventist/Sunbelt         A3/A       650,221
                       Health System Project)
650,000                Tarrant County Health Facilities, 6.00% due 11/15/2009 (Adventist/Sunbelt Health   A3/A       741,065
                       System Project)
730,000                Tarrant County Health Facilities, 6.10% due 11/15/2011 (Adventist/Sunbelt Health   A3/A       828,878
                       System Project)
1,400,000              Tarrant County Health Facilities Development Corp., 5.75% due 2/15/2011 (Texas     Aaa/AAA    1,574,258
                       Health Resources Project; Insured: MBIA)
1,000,000              Texarkana Health Facilities Development Corp. Hospital Revenue, 5.75% due          Aaa/AAA    1,145,230
                       10/1/2008 (Insured: MBIA)
1,945,000              Texas Affordable Housing Corp. M  Series A, 4.85% due 9/1/2012 (Insured: MBIA)     Aaa/AAA    2,096,768
2,000,000              Texas Affordable Housing Corp. Portfolio A, 4.85% due 9/1/2012 (Insured: MBIA)     Aaa/AAA    2,156,060
1,000,000              Texas Public Finance Authority Building Revenue State Preservation Project         Aaa/AAA    1,184,530
                       Series B, 6.00% due 8/1/2011 (Insured: FSA)
6,700,000              Texas State Public Finance Authority Building Revenue Capital Appreciation         Aaa/AAA    6,554,744
                       Refunding, 0% due 2/1/2005 (Insured: MBIA)
7,000,000              Texas State Turnpike Authority Central Texas Turnpike Systems Rev. Bond            Aa3/AA     7,850,990
                       Anticipation Note 2nd Tier, 5.00% due 6/1/2008
1,000,000              Travis County, 5.00% due 3/1/2007                                                  Aaa/AAA    1,108,230
500,000                Travis County, 5.00% due 3/1/2010                                                  Aaa/AAA    554,820
2,300,000              Travis County Health Development Corp. Series A, 5.75% due 11/15/2008 (Insured:    Aaa/AAA    2,643,735
                       MBIA)
1,000,000              Travis County Health Facilities Development Corp. Revenue Ascension Health         Aaa/AAA    1,140,100
                       Credit Series A, 5.75% due 11/15/2007 (Insured: MBIA)
3,750,000              Travis County Health Facilities Development Corp. Revenue Series A, 5.75% due      Aaa/AAA    4,342,537
                       11/15/2009 (Insured: MBIA)
2,000,000              Travis County Health Facilities Development Series A, 5.75% due 11/15/2010         Aaa/AAA    2,293,920
                       (Ascension Health Project; Insured: MBIA)
1,000,000              University of Texas Permanent University Fund, 8.00% due 7/1/2003 (ETM)*           Aaa/AAA    1,000,190
2,020,000              Washington County Health Facilities Development Corp. Revenue, 5.35% due           NR/A       2,227,939
                       6/1/2009 (Insured: ACA)
Utah                   (1.30%)
370,000                Intermountain Power Agency Power Supply Revenue Capital Appreciation B, 0% due     A1/A+      364,605
                       7/1/2004
630,000                Intermountain Power Agency Power Supply Revenue Capital Appreciation Series B,     A1/A+      624,229
                       0% due 7/1/2004 (ETM)*
385,000                Intermountain Power Agency Power Supply Revenue Series A, 5.20% due 7/1/2006       A1/A+      392,742
                       (ETM)*
355,000                Intermountain Power Agency Power Supply Revenue Series A, 5.00% due 7/1/2012       Aaa/AAA    355,032
                       (Insured: MBIA) (ETM)*
4,000,000              Intermountain Power Agency Power Supply Revenue Series A, 5.50% due 7/1/2013       A1/A+      4,080,440
                       (ETM)*
500,000                Intermountain Power Agency Utah Power Supply Series E, 6.25% due 7/1/2009          Aaa/AAA    600,515
                       (Insured: FSA)
2,500,000              Salt Lake County Housing Authority MFHR Refunding Series 1993, 5.40% due           Aaa/NR     2,544,925
                       12/15/2018 put 12/15/2003 (Summertree Project; LOC: FNMA)
1,500,000              Salt Lake County Municipal Building, 5.50% due 10/1/2009                           Aa1/AA+    1,750,890
840,000                Snyderville Basin Sewer Improvement, 5.00% due 11/1/2006 (Insured: AMBAC)          Aaa/AAA    934,811
510,000                Utah Board Regents Auxiliary Systems & Student Fee Revenue Refunding Series A,     NR/AA      573,169
                       5.00% due 5/1/2010
1,570,000              Utah County Municipal Building Authority Lease Revenue, 5.00% due 11/1/2010        Aaa/NR     1,781,636
                       (Insured: AMBAC)
265,000                Utah Housing Finance Agency Refunding Single Family Mortgage, 5.35% due 7/1/2003   Aaa/AA     265,024
                       (Insured: FHA/VA)
500,000                Utah State University Hospital Board of Regents Revenue, 5.50% due 8/1/2005        Aaa/AAA    542,180
                       (Insured: AMBAC)
1,000,000              Utah State University Hospital Board of Regents Revenue, 5.25% due 8/1/2008        Aaa/AAA    1,117,530
                       (Insured: MBIA)
890,000                Utah Water Finance Agency Revenue Pooled Loan Financing Program Series A, 5.00%    Aaa/NR     1,009,144
                       due 10/1/2011 (Insured: FHA/VA)
Vermont                (0.10%)
880,000                Vermont Educational & Health Buildings Financing Agency Revenue, 6.00% due         NR/BBB     940,183
                       9/1/2006 (Northwestern Medical Center Project)
Virginia               (1.90%)
1,010,000              Alexandria Industrial Development Authority Revenue, 5.75% due 10/1/2007           Aaa/AAA    1,164,530
                       (Insured: AMBAC)
1,070,000              Alexandria Industrial Development Authority Revenue, 5.75% due 10/1/2008           Aaa/AAA    1,251,622
                       (Insured: AMBAC)
1,130,000              Alexandria Industrial Development Authority Revenue, 5.75% due 10/1/2009           Aaa/AAA    1,335,931
                       (Insured: AMBAC)
1,195,000              Alexandria Industrial Development Authority Revenue, 5.75% due 10/1/2010           Aaa/AAA    1,418,847
                       (Insured: AMBAC)
4,000,000              Capital Region Airport Commission Virginia Refunding Series B, 8.125% due          Aaa/AAA    4,339,040
                       7/1/2014 (Insured: AMBAC)
1,500,000              Chesterfield County Industrial Development, 5.50% due 10/1/2009 (Vepco Project)    A3/BBB+    1,605,270
2,075,000              Fairfax County Economic Development Authority Lease Revenue, 5.30% due 5/15/2004   Aa1/AA+    2,152,626
                       (Government Center Project)
530,000                Hampton General Obligation Refunding Bond, 5.85% due 3/1/2007                      Aa2/AA     534,145
500,000                Hampton Hospital Facilities Revenue Series A, 5.00% due 11/1/2005                  Aa2/AA     537,420
3,000,000              Hampton Redevelopment Housing Authority Multi Family Housing Refunding Series      Baa1/A1+   3,072,900
                       1994, 7.00% due 7/1/2024 put 7/1/2004 (Chase Hampton Apartments Project; LOC:
                       Credit Suisse)
1,460,000              Norton Industrial Development Authority Hospital Revenue Refunding Improvement,    NR/A       1,651,523
                       5.75% due 12/1/2012 (Norton Community Hospital Project; Insured: ACA)
3,000,000              Suffolk Redevelopment Housing Authority MFHR, 7.00% due 7/1/2024 put 7/1/2004      Baa2/NR    3,048,870
                       (Chase Heritage @ Dulles Project)
3,000,000              Suffolk Redevelopment Housing Authority Refunding, 4.85% due 7/1/2031 put          Aaa/NR     3,256,350
                       7/1/2011 (Windsor at Potomac Project; Collateralized: FNMA)
Washington             (3.40%)
1,760,000              Energy Northwest Washington Wind Project Revenue Series A, 4.95% due 7/1/2008      A3/A-      1,872,869
705,000                Energy Northwest Washington Wind Project Revenue Series B, 4.95% due 7/1/2008      A3/A-      750,212
785,000                Energy Northwest Washington Wind Project Revenue Series B, 5.20% due 7/1/2010      A3/A-      832,940
950,000                Grant County Priest Rapids Hydroelectric, 6.00% due 1/1/2006 (Insured: AMBAC)      Aaa/AAA    1,052,144
1,885,000              King County School District Number 414 Lake Washington Refunding, 3.00% due        Aa1/AA     1,936,837
                       12/1/2004
1,880,000              Lewis County Washington Public Utility District Refunding, 5.00% due 10/1/2007     Aa1/AA-    2,088,492
575,000                Seattle Municipal Light & Power Revenue, 5.45% due 11/1/2010 pre-refunded          Aa3/A+     595,194
                       11/1/03 @ 102
1,425,000              Seattle Municipal Light & Power Revenue, 5.45% due 11/1/2010                       Aa3/A+     1,472,994
1,000,000              Seattle Municipal Light & Power Revenue Refunding, 4.75% due 7/1/2007 (Insured:    Aaa/AAA    1,098,810
                       FSA)
2,655,000              Seattle Municipal Light & Power Revenue Refunding, 5.30% due 11/1/2007             Aa3/A+     2,746,916
                       pre-refunded 11/1/2003 @ 102
1,000,000              Spokane Regional Solid Waste Refunding, 5.00% due 12/1/2005 (Insured: AMBAC)       Aaa/AAA    1,080,040
1,000,000              Spokane Regional Solid Waste Refunding, 5.00% due 12/1/2006 (Insured: AMBAC)       Aaa/AAA    1,102,850
1,000,000              Spokane Regional Solid Waste Refunding, 5.25% due 12/1/2007 (Insured: AMBAC)       Aaa/AAA    1,125,380
550,000                Tacoma Conservation Systems Project Revenue, 6.20% due 1/1/2006 (Tacoma Public     Aa1/AA-    591,090
                       Utilities Project)
800,000                University of Washington Alumni Association Lease Revenue Refunding, 4.50% due     Aaa/AAA    829,088
                       8/15/2004 (University of Washington Medical Center Project; Insured: MBIA)
900,000                University of Washington Alumni Association Lease Revenue Refunding, 4.50% due     Aaa/AAA    953,136
                       8/15/2005 (University of Washington Medical Center Project; Insured: MBIA)
1,000,000              University of Washington Alumni Association Lease Revenue Refunding, 5.00% due     Aaa/AAA    1,091,880
                       8/15/2006 (University of Washington Medical Center Project; Insured: MBIA)
1,100,000              University of Washington Alumni Association Lease Revenue Refunding, 5.00% due     Aaa/AAA    1,215,753
                       8/15/2007 (University of Washington Medical Center Project; Insured: MBIA)
1,500,000              Washington Health Care Facilities, 5.50% due 12/1/2009 (Providence Services        Aaa/AAA    1,716,705
                       Project; Insured: MBIA)
2,500,000              Washington Public Power Supply Refunding Series A, 5.00% due 7/1/2011 (Insured:    Aaa/AAA    2,783,750
                       FSA)
1,140,000              Washington Public Power Supply System Refunding Revenue, 0% due 7/1/2008           Aa1/AA-    986,590
                       (Nuclear Project Number 3)
1,655,000              Washington Public Power Supply System Series 96-A, 6.00% due 7/1/2006 (Insured:    Aaa/AAA    1,864,540
                       MBIA)
1,000,000              Washington Public Power Supply Systems, 6.00% due 7/1/2008 (Nuclear Project        Aaa/AAA    1,168,760
                       Number 1; Insured: AMBAC)
3,445,000              Washington Public Power Supply Systems Refunding Series B, 0% due 7/1/2004         Aa1/AA-    3,399,836
                       (Nuclear Project Number 3)
1,000,000              Washington Public Power Supply Systems Revenue Refunding Series A, 5.10% due       Aaa/AAA    1,128,790
                       7/1/2010 (Nuclear Project Number 2; Insured: FSA)
830,000                Washington Public Power Supply Systems Revenue Refunding Series B, 0% due          Aa1/AA-    718,307
                       7/1/2008 (Nuclear Project Number 3)
1,000,000              Washington State Health Care Facilities Authority Revenue, 4.00% due 7/1/2005      Aaa/AAA    1,046,310
                       (Overlake Hospital Medical Center Project; Insured: MBIA)
985,000                Washington State Higher Education Facilities Authority Revenue Series A, 5.70%     Aaa/AAA    999,568
                       due 11/1/2011 (Insured: MBIA)
900,000                Washington State Public Power Supply, 5.40% due 7/1/2012 (Insured: FSA)            Aaa/AAA    1,037,835
5,000,000              Washington State Public Power Supply Systems Revenue Refunding Series A, 6.00%     Aaa/AAA    5,653,800
                       due 7/1/2007 (Nuclear Project Number 1; Insured: AMBAC)
West Virginia          (0.20%)
585,000                Harrison County Nursing Facility Revenue Refunding, 5.625% due 9/1/2010 (Salem     NR/NR      593,898
                       Health Care Corp. Project; LOC: Fleet Bank)
193,938                Marion County SFMR Series 1992, 7.75% due 7/10/2011                                NR/NR      199,418
2,000,000              West Virginia Statewide Commission Lottery Revenue Series 1997-A, 5.50% due        Aaa/AAA    2,165,120
                       7/1/2005 (Insured: MBIA)
Wisconsin              (0.70%)
1,500,000              Bradley Pollution Control Revenue, 6.75% due 7/1/2009 (Owens Illinois Waste        B1/BB+     1,851,885
                       Project) (ETM)*
3,325,000              Milwaukee Wisconsin, 5.00% due 3/15/2005                                           Aa2/AA     3,533,511
800,000                Wisconsin State Health & Educational Facilities Authority, 5.90% due 8/15/2005     Aaa/AAA    869,960
                       (Wheaton Franciscan Services Inc. Project; Insured: MBIA)
2,000,000              Wisconsin State Health & Educational Facilities Authority Revenue, 6.00% due       Aaa/AAA    2,288,360
                       8/15/2008 (Aurora Health Care Inc. Project; Insured: MBIA)
500,000                Wisconsin Transportation Revenue Series A, 5.50% due 7/1/2012 pre-refunded         Aa3/AA-    587,915
                       7/1/2010 @ 100
Wyoming                (0.30%)
1,615,000              West Park Hospital District Revenue, 5.90% due 7/1/2010 (Insured: ACA)             NR/A       1,745,750
2,500,000              Wyoming Farm Loan Board Revenue, 0% due 4/1/2009                                   NR/AA-     2,093,100
Municipal Trust Certs. (0.70%)
2,778,427              Clipper Caraval Tax Exempt Certificate Series 1998, 4.50% due 10/6/2005            Aaa/NR     2,825,632
                       (Insured: AMBAC)
5,600,000              Municipal Tax Exempt Trust Certificate Class A1 to A5, 4.60% due 8/6/2008          NR/AAA     5,922,896
                       (Insured: AMBAC)

                       TOTAL INVESTMENTS  (100%) (Cost $1,249,257,949)                                         $ 1,316,577,099

+ Credit ratings are unaudited.
* Escrowed to maturity
See notes to financial statements.


Report of independent auditors

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio   June 30,
2003

To the Board of Directors and Shareholders of Thornburg Limited Term Municipal Fund, Inc. - National Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Thornburg Limited Term Municipal Fund, Inc.- National Portfolio (the "Fund") at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the year ended June 30, 1999 were audited by other independent accountants whose report dated July 27, 1999 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP

New York, New York
July 30, 2003

Index Comparisons

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio   June 30,
2003

LIMITED TERM MUNICIPAL FUND - NATIONAL PORTFOLIO
Index Comparison
Compares performance of Limited Term Municipal Fund - National Portfolio, the Lehman 5-Year General Obligation Bond Index and the Consumer Price Index for the periods ended June 30, 2003. On June 30, 2003, the weighted average securities ratings of both the Index and the Fund were AA and the weighted average portfolio maturities of the Index and the Fund were 4.9 years and 4.3 years, respectively. Class C shares became available on September 1, 1994. Past performance of the Index and the Fund may not be indicative of future performance. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

Thornburg Limited Term Municipal Fund - National Portfolio Class A Total Returns, Since September 30, 1984, versus Lehman 5 Year GO Index and Consumer Price Index (C.P.I.)

Lehman 5 yr. GO Index
 Fund A Shares
 CPI

Class A Shares Average Annual Total Returns
(at max. offering price) (year ended 6/30/03)
One year:                  4.38%
Five years:                4.58%
Ten years:                 4.60%
Fifteen years:             5.66%
>From inception (9/28/84):  6.36%

Thornburg Limited Term Municipal Fund - National Portfolio Class C Total Returns, Since Inception, versus Lehman 5 Year GO Index and Consumer Price Index
(C.P.I.)

Lehman 5 yr. GO Index
 Fund C Shares
 CPI

Class C Shares Average Annual Total Returns
(year ended 6/30/03)
One year:                  5.78%
Five years:                4.51%
>From inception (9/1/94):   4.59%

Investors sometimes ask us to compare Limited Term Municipal Fund - National Portfolio to money market fund returns. These investments have certain differences, and investors in Limited Term Municipal Fund - National Portfolio took more risk than money market fund investors to earn their higher returns.


*Prior to 7/5/96 the illustrations include actual returns of the Class A shares adjusted for the lower Institutional expenses. Note 1: Future increases, if any, of any of these investments may bear no relationship to prior increases. Quotations for the money fund averages are based upon 30-day yield quotations for tax-exempt money funds as quoted in "Lipper Tax-exempt Money Market Index" for the months covered by this analysis. The increase for the Class I shares of Thornburg Limited Term Municipal Fund - National Portfolio is based upon the dividends paid for the months covered by this analysis, the beginning NAV price at $13.59 per share and the ending NAV at $14.01 per share. These investments returned the $10,000 initial investment in addition to the amounts shown above. Note 2: This analysis does not take into account the effect, if any, caused by state and local income taxes. The portion of the increase, if any, of Thornburg Limited Term Municipal Fund - National Portfolio representing appreciation of the share price is assumed to be taxed at a 15% federal tax rate. The average money market fund increases shown above may differ from the return of a particular money market fund. It is not possible to invest in these money fund averages.

Note 3: Generally, money market funds seek to maintain an investment portfolio with an average maturity of 90 days or less. Thornburg Limited Term Municipal Fund - National Portfolio invests in short-to-intermediate maturity municipal obligations. The net asset value of the money funds did not fluctuate. The net asset value of the Class I shares of LTMIX did vary from time to time, and will continue to vary in the future due to the effect of changes in interest rates on the value of the investments the Fund holds. The analysis assumes that the investor received the net asset value of the shares owned, plus accrued income, at time of sale. Redemptions are made at the then current net asset value, which may give you a gain or loss when you sell your shares.

Note 4: This analysis assumes that the dividends from each of these investment vehicles were reinvested and compounded monthly. Most money funds declare dividends daily and pay them monthly. Thornburg Limited Term Municipal Fund - National Portfolio also declares dividends daily and pays them monthly.

Note 5: An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in such funds.




Directors and Officers

Thornburg Limited Term Municipal Fund - National Portfolio

Name, Address (1)   Position(s)       Term of        Principal                              Member of       Other
And Age             Held with         Office         Occupation(s)                          Portfolios      Directorships
                    Fund (2)          and            During Past                            in Fund         Held by
                                      Length of      5 Years                                Complex         Director or
                                      Time                                                  Overseen        Nominee for
                                      Served                                                by Director     Director
                                                                                                            or Nominee
                                                                                                            for Director (2)

Interested Directors

Garrett Thornburg,  Chairman         Director        CEO, Chairman and Controlling          Twelve          None
 57                 of the           Since           Shareholder of Thornburg
                    Board of         1984;           Investment Management, Inc.
                    Directors,       (4)             (investment adviser) and Thornburg
                    Treasurer (3)                    Securities Corporation (securities
                                                     dealer); Chairman of
                                                     Trustees of Thornburg
                                                     Investment Trust
                                                     (registered investment
                                                     company); CEO and Chairman
                                                     of Thornburg Mortgage, Inc.
                                                     (real estate investment
                                                     trust); Chairman of
                                                     Thornburg Mortgage Advisory
                                                     Corporation (investment
                                                     manager to Thornburg
                                                     Mortgage, Inc.).

Independent Directors

David D. Chase,     Director         Director        Chairman, President and CEO            Twelve          Trustee,
62                                   since 2001      of general partner of Vestor                           Thornburg
                                     (4)             Partners, LP, Santa Fe, NM                             Investment Trust
                                                     (private equity fund); Chairman
                                                     and CEO of Vestor Holdings,
                                                     Inc., Santa Fe, NM (merchant
                                                     bank).

Eliot R. Cutler,    Director         Director        Partner, Akin, Gump, Strauss,          Two             Director of
56                                   since 1984      Hauer & Feld, LLP, Washington                          Skanska, AB
                                     (4)             D.C. (law firm) since November                         (construction services)
                                                     2000; partner, Cutler & Stanfield,
                                                     Washington, D.C. (law firm)
                                                     until November 2000.

James E. Monaghan, Jr., Director     Director        President, Monaghan &                  Two             None
56                                   since 1984      Associates, Inc. and
                                     (4)             Strategies West, Inc. Denver,
                                                     Colorado (business consultants).

A.G. Newmyer III,   Director         Director        Private investor and management        Two             None
53                                   since 1984      consultant.
                                     (4)

Advisory Director

Richard M. Curry,  Advisory          Advisory        Managing Director, McDonald           Not applicable   None
60                 Director (6)      Director (5)    & Co., Cincinnati, Ohio
                                     Since           (securities dealer) and District
                                     2002 (6)        President, Key Bank, Cincinnati,
                                                     Ohio, since March 2000.

Officers of the Fund (who are not Directors) (7)

Brian J. McMahon,  President         President       President and Managing Director       Not applicable   Not applicable
47                 since 1997                        of Thornburg Investment
                   (4)                               Management, Inc.; President
                                                     of Thornburg Investment Trust

Dawn B. Fischer,   Secretary         Secretary       Vice President, Secretary and         Not applicable   Not applicable
56                                   Since 1984      Managing Director of Thornburg
                                     (4)             Investment Management, Inc.;
                                                     Secretary and Assistant Treasurer
                                                     of Thornburg Investment
                                                     Trust; Secretary of Thornburg
                                                     Securities Corporation; Vice
                                                     President, Daily Tax Free
                                                     Income Fund, Inc. (registered
                                                     investment company).

Steven J. Bohlin, Vice President     Vice             Vice President and Managing          Not applicable   Not applicable
44                                   President        Director of Thornburg Investment
                                     Since 1991       Management, Inc.; Vice President
                                     (4)              and Treasurer of Thornburg
                                                      Investment Trust.

George T. Strickland, Vice President Vice             Vice President and Managing          Not applicable   Not applicable
40                    Treasureer     President        Director of Thornburg Investment
                                     Since 1999;      Management, Inc.; Vice President
                                     Treasurer        of Thornburg Investment Trust.
                                     since 2003

Leigh Moiola,     Vice President     Vice             Vice President, and Managing         Not applicable   Not applicable
36                                   President        Director since 1998, of
                                     Since 1999       Thornburg Investment Management,
                                     (4)              Inc.; Vice President of Thornburg
                                                      Investment Trust since 2001.

Kenneth Ziesenheim, Vice President   Vice             Managing Director of Thornburg       Not applicable   Not applicable
49                                   President        Investment Management, Inc.;
                                     Since 1995       President of Thornburg Securities
                                     (4)              Corporation; Vice President of
                                                      Thornburg Investment Trust.

Kerry D. Lee, Vice President         Vice             Associate of Thornburg Investment    Not applicable   Not applicable
36                                   President        Management, Inc.; Vice President
                                     Since 1999       of Thornburg Investment Trust
                                     (4)              since 1999.

Dale Van Scoyk,   Vice President     Vice             Account Manager for Thornburg        Not applicable   Not applicable
56                                   President        Investment Management, Inc.
                                     Since 1999       1997-1999, and Managing Director
                                     (4)              and Vice President since 1999;
                                                      Vice President of Thornburg
                                                      Investment Trust since
                                                      1998; National Account
                                                      Manager for Heartland Funds
                                                      1993-1997.

Joshua Gonze,     Vice President     Vice             Associate and Vice President of      Not applicable   Not applicable
40                                   President        Thornburg Investment Management,
                                     Since 2001       Inc. since 1999; Vice President of
                                     (4)              Thornburg Investment Trust since
                                                      2001

Christopher Ihlefeld, Vice President Vice             Associate and Vice President of     Not applicable   Not applicable
32                                   President        Thornburg Investment Mgt, Inc.;
                                     Since 1999       Assistant Vice President of
                                     (4)              Thornburg Investment Trust
                                                      since 1999.



(1) Each person's address is 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501.
(2) The Fund is one of two separate investment "funds" or "portfolios" of
    Thornburg Limited Term Municipal Fund, Inc. (the "Company"), organized as a
    Maryland corporation. The Company currently has two funds, which are considered for certain regulatory purposes as parts of a "fund complex" with the nine funds of Thornburg Investment Trust. Thornburg Investment
    Management, Inc. is the investment adviser to, and manages, the eleven funds of the Company and Thornburg Investment Trust.
(3) Mr. Thornburg is considered an "interested" Director under the Investment
    Company Act of 1940 because he is a director and controlling shareholder of the investment adviser, Thornburg Investment Management, Inc., and is the sole director and controlling shareholder of Thornburg Securities
    Corporation, the distributor of shares for the Company.
(4) Thornburg Limited Term Municipal Fund, Inc.'s Amended By-Laws provide that each Director shall serve in office until the next annual meeting or the election and qualification of the Director's successor. In accordance with
    Maryland law, the Company does not hold an annual meeting each year; it may hold shareholder meetings as circumstances require. Officers serve at the pleasure of the Board of Directors.
(5) Mr. Cutler may be considered an "interested" Director of the Company because he is associated with a partnership which receives a portion of Thornburg
    Investment Management, Inc.'s revenues.
(6) As an Advisory Director, Mr. Curry serves at the pleasure of the Board of Directors.
(7) Assistant vice presidents, assistant secretaries and assistant treasurers are not shown.



The Fund's Statement of Additional Information includes additional information about the Directors and is available, without charge and upon request by calling 1-800-847-0200


The Fund's Statement of Additional Information includes additional information about the Directors and is available, without charge and upon request by calling 1-800-847-0200

Thornburg limited term municipal fund national portfolio - a shares Outperformed Tax-Exempt Money Market Funds Investors sometimes ask us to compare Limited Term Municipal Fund - National Portfolio to money market fund returns. These investments have certain differences, and investors in Limited Term Municipal Fund - National Portfolio took more risk than money market fund investors to earn their higher returns.

Return from a hypothetical $10,000 investment 6/30/93 through 6/30/03 (after sales charges and fund expenses)

Lipper Tax-exempt
Money Market Index

$2,986

Thornburg Limited Term Municipal Fund -
Nat'l Portfolio A Shares
(after capital gains taxes)

$5,596

The chart above is for the Fund's Class A shares only. Class C and Class I shares have different sales charges and expenses. See the inside front cover page for the 30-day SEC yield and the total returns at the maximum offering prices for one year, five years, ten years, fifteen years, and since inception for Class A and Class C shares of the Fund.

Note 1: Future increases, if any, of any of these investments may bear no relationship to prior increases. Quotations for the money fund averages are based upon 30-day yield quotations for tax-exempt money funds as quoted in "Lipper Tax-exempt Money Market Index" for the months covered by this analysis. The increase for the Class A shares of Limited Term Municipal Fund - National Portfolio is based upon the dividends paid for the months covered by this analysis, the beginning offering price at $13.80 per share and the ending NAV at $14.01 per share. These investments returned the $10,000 initial investment in addition to the amounts shown above.

Note 2: This analysis does not take into account the effect, if any, caused by state and local income taxes. The portion of the increase, if any, of Limited Term Municipal Fund - National Portfolio representing appreciation of the share price is assumed to be taxed at a 15% Federal tax rate. The average money market fund increases shown above may differ from the return of a particular money market fund. It is not possible to invest in these money fund averages.

Note 3: Generally, money market funds seek to maintain an investment portfolio with an average maturity of 90 days or less. Limited Term Municipal Fund - National Portfolio invests in short-to-intermediate maturity municipal obligations. The net asset value of the money funds did not fluctuate. The net asset value of the Class A shares of LTMFX did vary from time to time, and will continue to vary in the future due to the effect of changes in interest rates on the value of the investments the Fund holds. The analysis assumes that the investor received the net asset value of the shares owned, plus accrued income, at time of sale. Redemptions are made at the then current net asset value, which may give you a gain or loss when you sell your shares.

Note 4: This analysis assumes that the dividends from each of these investment vehicles were reinvested and compounded monthly. Most money funds declare dividends daily and pay them monthly. Limited Term Municipal Fund - National Portfolio also declares dividends daily and pays them monthly.

Note 5: An investment in a Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investment Manager
Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

Principal Underwriter
Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

www.thornburg.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.

                     STATEMENT OF ADDITIONAL INFORMATION
                 (For Holders of Institutional Class Shares)
                Relating to the Acquisition of the Assets of
          THORNBURG LIMITED TERM MUNICIPAL FUND NATIONAL PORTFOLIO
           a series of THORNBURG LIMITED TERM MUNICIPAL FUND, INC.
                          119 East Marcy Street
                        Santa Fe, New Mexico 87501
                              (800) 847-0200
                 by and in exchange solely for shares of
                  THORNBURG LIMITED TERM MUNICIPAL FUND, INC.
                    a series of THORNBURG INVESTMENT TRUST
                            119 East Marcy Street
                          Santa Fe, New Mexico 87501
                                (800) 847-0200

       This Statement of Additional Information, relating specifically to the proposed acquisition of substantially all of the assets of Thornburg Limited Term Municipal Fund National Portfolio (the "Fund"), a series of Thornburg Limited Term Municipal Fund, Inc., by Thornburg Limited Term Municipal Fund (the "New Fund"), a series of Thornburg Investment Trust, in exchange solely for voting shares of the New Fund, consists of this cover page and the following documents, each of which is attached hereto and incorporated by reference herein:

       1. Thornburg Limited Term Municipal Funds Institutional Class Shares Statements of Additional Information, [to be added by amendment];

       2. Thornburg Institutional Class Shares Statement of Additional Information dated February 1, 2004, [to be added by amendment]; and

       3. Thornburg Limited Term Municipal Fund National Portfolio (Institutional Class shares) Annual Report, June 30, 2003; and

       4. Thornburg Limited Term Municipal Fund National Portfolio (Institutional Class Shares) Semiannual Report, December 31, 2003 [to be added by amendment].

       This Statement of Additional information is not a prospectus. A Prospectus/Proxy Statement dated _________________, 2004 relating to the above referenced acquisition may be obtained from Thornburg Investment Trust at the number and address shown above. This Statement of Additional Information relates to, and should be read with, the Prospectus/Proxy Statement.

       The financial statements of Thornburg Limited Term Municipal Fund National Portfolio contained in its Annual Report to shareholders for the fiscal year ended June 30, 2003 have been audited by PricewaterhouseCoopers, LLP, that Fund's independent auditors.

       The date of this Statement of Additional Information is _________, 2004.


Thornburg Limited Term Municipal Fund National Portfolio I Shares

Annual Report
June 30, 2003

Thornburg Limited Term Municipal Fund - National Portfolio ALL DATA AS OF 06/30/03.Fund facts: Thornburg Limited Term Municipal Fund - National Portfolio

                                              I Shares

Annualized Distribution Rate (at NAV)           3.31%

SEC Yield                                       1.98%

NAV                                            $14.01

Maximum Offering Price                         $14.01


         Total returns:                 (Annual Average)

One Year                                        6.36%

Three Years                                     6.72%

Five Years                                      5.27%

Since Inception                                 5.47%

Inception Date                                 7/5/96

The investment return and principal value of an investment in the Fund will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.

The data quoted represent past performance and may not be construed as a guarantee of future results.

The SEC Yield is computed in accordance with SEC standards measuring the net investment income per share over a specified 30-day period expressed as a percentage of the maximum offering price of the Fund's shares at the end of the period.

The distribution rate is calculated by taking the sum of the month's total distribution factors and dividing this sum by a 30-day period and annualizing to a 360-day year. The value is then divided by the ending NAV to arrive at the annualized distribution yield. The yield is calculated on a periodic basis and is subject to change depending on the Fund's NAV and current distributions.

Letter to shareholders

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio  July 14,
2003

Dear Fellow Shareholder:

I am pleased to present the annual report for the National Portfolio of Thornburg Limited Term Municipal Fund. The net asset value of the I shares increased by 36 cents to $14.01 during the year ending June 30, 2003. If you were with us for the entire period, you received dividends of 49.5 cents per share. If you reinvested dividends, you received 50.3 cents per share.

Over the last year, interest rates on high-quality municipal bonds have fallen substantially. Falling interest rates drive up the price of most of the bonds owned by the Fund and this has resulted in an increasing share price.

Your Fund is a laddered portfolio of over 640 municipal obligations from 49 states. Approximately 93% of the bonds are rated A or better by one of the major rating agencies. Today, your Fund's weighted average maturity is 4.3 years; we always keep it below 5 years. As you know, we ladder the maturity dates of the bonds in your portfolio so that some of the bonds are scheduled to mature during each of the coming years. The chart below portrays the percentages of your Fund's bond portfolio maturing in each of the coming years:

           % of portfolio            Cumulative %
           maturing within        maturing by end of

              1 years = 13%         year 1   = 13%
         1 to 2 years = 10%         year 2   = 23%
         2 to 3 years = 14%         year 3   = 37%
         3 to 4 years = 9%          year 4   = 46%
         4 to 5 years = 11%         year 5   = 57%
         5 to 6 years = 10%         year 6   = 67%
         6 to 7 years = 9%          year 7   = 76%
         7 to 8 years = 11%         year 8   = 87%
         8 to 9 years = 7%          year 9   = 94%
         9 to 10 years = 6%         year 10  = 100%

Percentages can and do vary. Data as of 6/30/03.

Three powerful trends seem to be driving recent performance of the municipal market. The first is persistent economic weakness. The U.S. unemployment rate, at 6.4%, just hit a nine-year high. GDP growth is sputtering along at about 2%. Our European and Japanese trading partners are, by and large, worse off than are we, and the Federal Reserve Board seems to be at least as worried about deflation as it is about inflation. We continue to believe that low interest rates, tax cuts, and rising corporate profits will eventually lead to steady economic and employment growth, and probably give rise to somewhat higher interest rates. However, that process is taking longer than we formerly thought and may not materialize until next year.

The second trend is financial stress in many of our cities and states. A combination of flat (or in some cases down) tax revenues and rising expenses for items such as Medicaid and pension systems has led to large budget deficits for more than half of the 50 states. The states have dealt with the problem in a variety of ways. According to the Fiscal Survey of the States published by the National Association of State Budget Officers, 28 states have made across-the-board spending cuts, 22 states have used reserve funds, and 17 have laid off employees. Governors in 29 states recommended tax and fee increases totaling $17.5 billion. The challenges have led to a number of high-profile downgrades by the major bond rating agencies, particularly in California where the deficit has yet to be dealt with.

Yet in the midst of all these problems, many municipal credits are doing just fine. Standard & Poor's recently reported that upgrades outpaced downgrades in the second quarter of 2003 by a ratio of 1.6:1. This is because the municipal bond market is made up of much more than bond issues of the 50 states. Many of our cities, counties, school districts, water and sewer authorities, transportation authorities, and health care providers have benefited from stable revenues based upon property taxes, sales taxes, and fees for essential services. The municipal bond market, historically has a much lower default rate than the corporate bond market, and we continue to enjoy some success finding good bonds at relatively reasonable prices.

The third trend exerting pressure on the municipal market is the heavy supply of bonds. $198 billion of municipal bonds were issued in the first half of 2003, a 19% increase over the record pace of 2002. The first half total already exceeds full-year volume for 1994, 1995, and 1996. The heavy supply has often saturated traditional sources of demand and pushed high-quality tax-free municipal bond yields to levels approaching taxable Treasury bond yields. The relative attractiveness of the municipal bond market should allow full coupon municipals to outperform the Treasury bond market if the heavy supply abates and the yield ratios revert to historical norms. So called "market discount" municipal bonds may lag if interest rates continue to rise.

The Wall Street Journal ran a front-page story on July 7, 2003, about retirees who are forced to pinch pennies as money market and CD rates plunge. We believe that laddering short and intermediate bonds -- as we have done for your account -- is the best way to address this problem. Laddering bonds simultaneously moderates the income-flow risk of plunging short-term yields and the principal risk that affects all bonds when interest rates rise. To see how your Fund has performed over time relative to the money market fund averages, turn to the back of this report.

Over the years, our practice of laddering a diversified portfolio of short- and intermediate-maturity municipal bonds has allowed your Fund to perform consistently well in varying interest rate environments. Thank you for investing in the National Portfolio of the Thornburg Limited Term Municipal Fund.

Sincerely,

George Strickland
Portfolio Manager

Past performance cannot guarantee future results.

Statement of assets and liabilities


Thornburg Limited Term Municipal Fund, Inc. - National Portfolio  June 30, 2003

ASSETS
Investments at value (cost $1,249,257,949) ................   $ 1,316,577,099
Cash ......................................................            86,898
Receivable for investments sold ...........................        10,634,303
Receivable for fund shares sold ...........................         6,222,041
Interest receivable .......................................        15,938,113
Prepaid expenses and other assets .........................            40,035

                  Total Assets ............................     1,349,498,489

LIABILITIES
Payable for investments purchased .........................         8,873,424
Payable for fund shares redeemed ..........................         4,770,682
Accounts payable and accrued expenses .....................           417,977
Payable to investment advisor (Note 3) ....................           575,346
Dividends payable .........................................         1,056,444

                  Total Liabilities .......................        15,693,873

NET ASSETS ................................................   $ 1,333,804,616

NET ASSETS CONSIST OF:
    Net unrealized appreciation (depreciation) on investments $    67,319,150
    Accumulated net realized gain (loss) ..................        (7,189,234)
    Net capital paid in on shares of beneficial interest ..     1,273,674,700

                                                              $ 1,333,804,616
NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share
  ($998,877,676 applicable to 71,283,604 shares of beneficial
  interest outstanding - Note 4) ............................. $        14.01

Maximum sales charge, 1.50% of offering price ................           0.21

Maximum Offering Price Per Share ............................. $        14.22

Class C Shares:
Net asset value and offering price per share*
  ($137,559,448 applicable to 9,798,791 shares of beneficial
  interest outstanding - Note 4) ............................. $        14.04

Class I Shares:
Net asset value, offering and redemption price per share
  ($197,367,492 applicable to 14,082,631 shares of beneficial
  interest outstanding - Note 4) ............................. $        14.01

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge. See notes to financial statements.

Statement of operations

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio
Year Ended June 30, 2003

INVESTMENT INCOME:
Interest income (net of premium amortized of $8,977,858) .....   $ 47,291,162

EXPENSES:
Investment advisory fees (Note 3) ............................      4,938,499
Administration fees (Note 3)
         Class A Shares ......................................      1,123,154
         Class C Shares ......................................        114,096
         Class I Shares ......................................         78,492
Distribution and service fees (Note 3)
         Class A Shares ......................................      2,246,309
         Class C Shares ......................................        912,771
Transfer agent fees
         Class A Shares ......................................        424,411
         Class C Shares ......................................         56,092
         Class I Shares ......................................         32,637
Registration and filing fees
         Class A Shares ......................................         32,193
         Class C Shares ......................................         21,653
         Class I Shares ......................................         12,683
Custodian fees (Note 3) ......................................        421,940
Professional fees ............................................         78,761
Accounting fees ..............................................         67,695
Director fees ................................................         48,080
Other expenses ...............................................        175,747

                  Total Expenses .............................     10,785,213
Less:
         Distribution and service fees waived (Note 3) .......       (456,385)
         Fees paid indirectly (Note 3) .......................         (9,253)

                  Net Expenses ...............................     10,319,575

                  Net Investment Income ......................     36,971,587

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) on investments sold .................        877,102
Increase (Decrease) in unrealized appreciation of investments      28,100,206

                  Net Realized and Unrealized
                  Gain (Loss) on Investments .................     28,977,308

                  Net Increase (Decrease) in Net Assets Resulting
                  From Operations ............................   $ 65,948,895

See notes to financial statements.

Statements of changes in net assets

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio

                                                                   Year Ended           Year Ended
                                                                  June 30, 2003       June 30, 2002
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income .......................................   $    36,971,587    $    32,763,519
Net realized gain (loss) on investments sold ................           877,102            (90,520)
Increase (Decrease) in unrealized appreciation of investments        28,100,206         13,508,557

                  Net Increase (Decrease) in Net Assets
                  Resulting from Operations .................        65,948,895         46,181,556

DIVIDENDS TO SHAREHOLDERS:
>From net investment income
         Class A Shares .....................................       (28,771,058)       (27,197,050)
         Class C Shares .....................................        (2,645,994)        (1,278,738)
         Class I Shares .....................................        (5,554,535)        (4,287,731)

FUND SHARE TRANSACTIONS (NOTE 4):
         Class A Shares .....................................       190,903,532        119,814,146
         Class C Shares .....................................        78,064,848         31,840,288
         Class I Shares .....................................        69,803,156         35,893,452

                  Net Increase (Decrease) in Net Assets .....       367,748,844        200,965,923

NET ASSETS:
         Beginning of year ..................................       966,055,772        765,089,849

         End of year ........................................   $ 1,333,804,616    $   966,055,772


See notes to financial statements.

Notes to financial statements

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio  June 30,
2003

NOTE 1 - ORGANIZATION
Thornburg Limited Term Municipal Fund, Inc. (the "Company") was incorporated in Maryland on February 14, 1984. The Company was reorganized in 1986 as a series investment company with separate investment portfolios. The current portfolios are as follows: National Portfolio (the "Fund") and California Portfolio. The Company is an open-end diversified management investment company, registered under the Investment Company Act of 1940, as amended. The primary investment objective of the Fund is to obtain as high a level of current income exempt from Federal income tax as is consistent with preservation of capital.

The Fund currently offers three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of the Fund represents an interest in the same portfolio of investments, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear both a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, the Fund may allocate among its classes certain expenses, to the extent applicable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Fund are limited to service and distribution fees, administrative fees, and certain registration and transfer agent expenses.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
Significant accounting policies of the Company are as follows:
Valuation of Investments: In determining the net asset value of the Fund, the Company utilizes an independent pricing service approved by the Board of Directors. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices, normally at 4:00 p.m. EST or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Company under the general supervision of the Board of Directors. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Federal Income Taxes: It is the policy of the Company to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore, no provision for Federal income tax is required.

When-Issued and Delayed Delivery Transactions: The Company may engage in when-issued or delayed delivery transactions. To the extent the Company engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with the investment objectives of the Fund and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Company makes a commitment to purchase a security for the Fund, on a when-issued basis, the Fund will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records on the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.

Dividends: Net investment income of the Fund is declared daily as a dividend on shares for which the Company has received payment. Dividends are paid monthly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid by check. Net capital gains, to the extent available, will be distributed at least annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and discounts on securities purchased are amortized to call dates or maturity dates of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Expenses common to all funds are allocated among the funds based upon their relative net asset values or other appropriate allocation methods.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Guarantees and Indemnifications: Under the Company's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business the Company enters into contracts with service providers that contain general indemnification clauses. The Company's maximum exposure under these arrangements is unknown. However, based on experience, the Company expects the risk of loss to be remote.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES Pursuant to an Investment Advisory Agreement, Thornburg Investment Management, Inc. (the "Advisor") serves as the investment advisor and performs services for which the fees are payable at the end of each month. For the year ended June 30, 2003, these fees were payable at annual rates ranging from .50 of 1% to .225 of 1% of the average daily net assets of the Fund. The Company also has an Administrative Services Agreement with the Advisor, whereby the Advisor will perform certain administrative services for the shareholders of each class of the Fund's shares, and for which fees will be payable at an annual rate of up to .125 of 1% of the average daily net assets attributable to each class of shares.

The Company has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of Fund shares. For the year ended June 30, 2003, the Distributor has advised the Fund that it earned commissions aggregating $13,412 from the sale of Class A shares, and collected contingent deferred sales charges aggregating $50,181 from redemptions of Class C shares of the Fund.

Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, the Company may reimburse to the Advisor amounts not to exceed .25 of 1% per annum of the average net assets attributable to each class of shares of the Fund for payments made by the Advisor to securities dealers and other financial institutions to obtain various shareholder related services. The Advisor may pay out of its own resources additional expenses for distribution of the Fund's shares.

The Company has also adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Fund's Class C shares under which the Company compensates the Distributor for services in promoting the sale of Class C shares of the Fund at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Fund under their respective Service and Distribution plans and Class C distribution fees waived by the Distributor for the year ended June 30, 2003, are set forth in the statement of operations.

The Company has an agreement with the custodian bank to indirectly pay a portion of the custodian's fees through credits earned by the Fund's cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statement of operations. For the year ended June 30, 2003 fees paid indirectly were $9,253.

Certain officers and directors of the Company are also officers and/or directors of the Advisor and Distributor. The compensation of unaffiliated directors is borne by the Company.

NOTE  4 - SHARES OF BENEFICIAL INTEREST
At June 30, 2003, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:




                                            Year Ended                        Year Ended
                                          June 30, 2003                     June 30, 2002
                                        Shares          Amount            Shares          Amount
Class A Shares
Shares sold ....................      24,734,784    $ 343,160,230       14,793,127    $ 200,278,818
Shares issued to shareholders in
   reinvestment of dividends ...       1,359,442       18,874,006        1,279,137       17,324,540
Shares repurchased .............     (12,329,726)    (171,130,704)      (7,235,058)     (97,789,212)

Net Increase (Decrease) ........      13,764,500    $ 190,903,532        8,837,206    $ 119,814,146

Class C Shares
Shares sold ....................       7,145,702    $  99,350,605        2,673,390    $  36,269,094
Shares issued to shareholders in
   reinvestment of dividends ...         135,892        1,892,308           67,839          920,499
Shares repurchased .............      (1,670,144)     (23,178,065)        (394,190)      (5,349,305)

Net Increase (Decrease) ........       5,611,450    $  78,064,848        2,347,039    $  31,840,288

Class I Shares
Shares sold ....................       7,667,976    $ 106,488,989        4,212,256    $  57,113,329
Shares issued to shareholders in
   reinvestment of dividends ...         309,747        4,303,264          250,826        3,398,094
Shares repurchased .............      (2,952,400)     (40,989,097)      (1,816,802)     (24,617,971)

Net Increase (Decrease) ........       5,025,323    $  69,803,156        2,646,280    $  35,893,452



NOTE 5 - SECURITIES TRANSACTIONS
For the year ended June 30, 2003, the Fund had purchase and sale transactions (excluding short-term securities) of $464,940,831 and $169,087,060, respectively.

NOTE 6 - INCOME TAXES
At June 30, 2003, information on the tax components of capital is as follows:
Cost of investments for tax purposes        $        1,249,264,407

Gross tax unrealized appreciation           $           67,526,116
Gross tax unrealized depreciation                         (213,424)
Net tax unrealized appreciation
         (depreciation) on investments                $ 67,312,692
Undistributed tax-exempt income             $            1,056,444

At June 30, 2003, the Fund had tax basis capital losses, which may be carried over to offset future capital gains. Such losses expire as follows:
Capital loss carryovers expiring in:

         2004     $        2,669,769
         2008              1,088,098
         2009              3,565,103
                  $        7,322,970

The Fund utilized $738,463 of capital loss carry forwards during the year ended June 30, 2003. Unutilized tax basis capital losses may be carried forward to offset realized gains in future years. To the extent such carry forwards are used, capital gain distributions may be reduced to the extent provided by regulations.

Dividends paid by the Fund for the years ended June 30, 2003 and June 30, 2002, represent exempt interest dividends, which are excludable by shareholders from gross income for Federal income tax purposes.



Financial highlights


                                                                                     Year Ended June 30,
                                                               2003          2002            2001            2000          1999
Class I Shares:
Per Share Performance
(for a share outstanding throughout the year)

Net asset value, beginning of year ...................   $      13.65  $        13.44  $       13.06  $       13.26  $       13.51

Income from investment operations:
         Net investment income .......................           0.49            0.57           0.63           0.63           0.64
         Net realized and unrealized
                  gain (loss) on investments .........           0.36            0.21           0.38          (0.20)         (0.25)

Total from investment operations .....................           0.85            0.78           1.01           0.43           0.39

Less dividends from:
    Net investment income ............................          (0.49)          (0.57)         (0.63)         (0.63)         (0.64)

Change in net asset value ............................           0.36            0.21           0.38          (0.20)         (0.25)

Net asset value, end of year .........................   $      14.01  $        13.65  $       13.44  $       13.06  $       13.26

Total return .........................................           6.36%           5.91%          7.91%          3.37%          2.87%

Ratios/Supplemental Data Ratios to average net assets:
         Net investment income .......................           3.54%           4.18%          4.75%          4.84%          4.71%
         Expenses, after expense reductions ..........           0.58%           0.60%          0.60%          0.60%          0.60%
         Expenses, after expense reductions
                  and net of custody credits .........           0.58%           0.60%       --             --             --
         Expenses, before expense reductions .........           0.58%           0.62%          0.65%          0.62%          0.61%

Portfolio turnover rate ..............................          15.81%          19.59%         25.37%         33.65%         22.16%

Net assets at end of year (000) .....................   $     197,367   $      123,652  $      86,160  $     76,470  $       81,326




Schedule of Investments
Thornburg Limited Term Municipal Fund, Inc. - National Portfolio
CUSIPS: CLASS A - 532-723-103, CLASS C - 532-723-509, CLASS I - 532-723-806
NASDAQ SYMBOLS: CLASS A - LTMFX, CLASS C - LTMCX, CLASS I - LTMIX
Alabama                     (1.00%)
980,000                Birmingham General Obligation, 7.25% due 7/1/2004 (ETM)*                           NR/NR     $1,041,368
2,935,000              Huntsville Health Care Series A, 4.65% due 6/1/2024 put 6/1/2005 (Insured: MBIA)   Aaa/AAA    3,080,693
1,000,000              Morgan County Decatur Health Care Authority Hospital Revenue, 6.10% due 3/1/2007   NR/AAA     1,044,900
                       (Insured: Connie Lee)
1,920,000              Scottsboro Industrial Development Board Refunding, 5.25% due 5/1/2009 (LOC: PNC    NR/NR      1,980,288
                       Bank)
500,000                Shelby County Series A, 7.20% due 8/1/2005 (Insured: MBIA) (ETM)*                  Aaa/AAA    502,505
5,000,000              Wilsonville Industrial Development Board Pollution Control Revenue Refunding,      Aaa/AAA    5,335,300
                       4.20% due 6/1/2019 put 6/1/2006 (Southern Electric Gaston Project; Insured:
                       AMBAC)
Alaska                 (0.10%)
2,070,000              North Slope Borough Alaska, 0% due 6/30/2006 (Insured: MBIA)                       Aaa/AAA    1,961,077
Arizona                (0.90%)
1,000,000              Arizona State Transportation Board Grant Anticipation Notes, 4.80% due 1/1/2004    Aa3/AA-    1,003,180
2,250,000              Arizona State Transportation Board Highway Revenue Subordinated Series A           Aa2/AA     2,372,670
                       Refunding, 4.875% due 7/1/2007
235,000                Glendale Water & Sewer Revenue, 9.00% due 7/1/2003 (ETM)*                          Aaa/AAA    235,052
650,000                Maricopa County Arizona School District 97, 5.50% due 7/1/2008 (Insured: FGIC)     Aaa/NR     748,098
3,200,000              Maricopa County Industrial Development Authority Multi Family Housing Revenue      NR/AAA     3,629,536
                       Series A, 6.50% due 10/1/2025 pre-refunded 10/1/2005 @ 102
1,000,000              Maricopa County School District 008, 7.50% due 7/1/2008 (Insured: MBIA)            Aaa/AAA    1,242,540
500,000                Maricopa County Unified School District 40 General Obligation, 5.60% due           A3/A-      500,060
                       7/1/2003
1,000,000              Pima County Industrial Development Authority Education Revenue Series C, 6.40%     Baa3/NR    1,021,940
                       due 7/1/2013 (Arizona Charter Schools Project)
760,000                Pima County Industrial Development Authority Industrial Revenue Refunding Lease    Aaa/AAA    804,726
                       Obligation A, 7.25% due 7/15/2010 (Insured: FSA)
500,000                Tucson Water Revenue Series D, 9.75% due 7/1/2008                                  Aa3/A+     672,550
Arkansas               (0.80%)
2,000,000              Conway Electric Revenue Refunding, 5.00% due 8/1/2007                              A2/NR      2,203,080
1,000,000              Fayetteville Arkansas Sales & Use Tax Capital Improvement, 4.00% due 6/1/2005      NR/AA-     1,045,570
1,000,000              Jefferson County Hospital Revenue Refunding & Improvement, 5.50% due 6/1/2010      NR/A       1,117,120
                       (Regional Medical Center Project)
1,075,000              Jefferson County Hospital Revenue Refunding & Improvement, 5.50% due 6/1/2011      NR/A       1,193,895
                       (Regional Medical Center Project)
2,645,000              Little Rock Hotel & Restaurant Gross Receipts Tax Refunding, 7.125% due 8/1/2009   A3/NR      3,179,634
1,735,000              Rogers Sales & Use Tax Revenue, 6.00% due 11/1/2007                                A1/AA      1,788,768
California             (3.70%)
1,350,000              Bay Area Government Association Rapid Transit, 5.00% due 6/15/2008 (Insured:       Aaa/AAA    1,354,144
                       AMBAC)
2,600,000              California State Department Water Resources Power Supply Series A, 5.50% due       A3/BBB+    2,943,564
                       5/1/2012
2,550,000              California State Department Water Resources Power Supply Series A, 6.00% due       A3/BBB+    2,970,597
                       5/1/2013
4,120,000              Irvine Improvement Bond Act 1915 Adjusted Assessment District, 1.20% due           VMIG1/A-1  4,120,000
                       9/2/2024 put 7/1/2003 (daily demand notes)
400,000                Irvine Improvement Bond Act 1915 Assessment District Number 00-18 Series A,        VMIG1/NR   400,000
                       1.20% due 9/2/2026 put 7/1/2003 (LOC: Bank of New York) (daily demand notes)
2,000,000              Irvine Improvement Bond Act 1915 Limited Obligation Assessment District, 1.20%     VMIG1/A1+  2,000,000
                       due 9/2/2025 put 7/1/2003 (daily demand notes)
900,000                Irvine Ranch California Water District, 0.85% due 4/1/2033 put 7/1/2003 (daily     VMIG1/A1+  900,000
                       demand notes)
40,000                 Los Angeles Department Water & Power Electric Plant Revenue Crossover Refunding,   Aaa/AA-    41,338
                       9.00% due 9/1/2004 pre-refunded 9/1/2003
420,000                Los Angeles Department Water & Power Electric Plant Revenue Crossover Refunding,   Aa3/AA-    433,856
                       9.00% due 9/1/2004
40,000                 Los Angeles Department Water & Power Electric Plant Revenue Crossover Refunding,   Aa3/AA-    41,334
                       9.00% due 9/1/2004 (ETM)*
7,050,000              Metropolitan Water District Southern California Waterworks Revenue, 0.90% due      VMIG1/A1+  7,050,000
                       7/1/2035 put 7/1/2003 (daily demand notes)
1,275,000              Metropolitan Water District Southern California Waterworks Revenue Series C-1,     VMIG1/A1+  1,275,000
                       1.00% due 7/1/2036 put 7/1/2003 (daily demand notes)
7,600,000              Orange County Refunding Recovery, 6.50% due 6/1/2004 (Insured: MBIA)               Aaa/AAA    7,981,064
5,200,000              Orange County Refunding Recovery, 6.50% due 6/1/2005 (Insured: MBIA)               Aaa/AAA    5,709,860
1,440,000              Orange County Special Financing Authority Teeler Pan Revenue, 1.10% due            Aaa/A-1    1,440,000
                       11/1/2014 put 7/8/2003 (weekly demand notes)
300,000                Orange County Special Financing Authority Teeter Plan Revenue Series D, 1.20%      Aaa/A-1    300,000
                       due 11/1/2014 put 7/8/2003 (Insured: AMBAC) (weekly demand notes)
1,000,000              San Francisco Port Community Revenue, 9.00% due 7/1/2003                           A1/A-      1,000,210
3,000,000              San Jose Financing Authority Lease Revenue Series D, 5.00% due 6/1/2039            Aaa/AAA    3,291,570
                       mandatory put 6/1/2006 (Civic Center Project; Insured: AMBAC)
4,180,000              Santa Margarita & Dana Point Authority Revenue Improvement District Series A,      Aaa/AAA    4,210,180
                       9.50% due 8/1/2003 (Insured: MBIA)
800,000                Stockton Multi Family Housing Revenue Series A, 1.25% due 9/1/2018 put 7/1/2003    NR/A1+     800,000
                       (Mariners Pointe Associates Project; LOC: Credit Suisse) (daily demand notes)
Colorado               (2.60%)
1,500,000              Adams County Communication Center Series A, 4.75% due 12/1/2006                    Baa1/NR    1,597,890
1,000,000              Adams County School District Number 012  Series A, 4.375% due 12/15/2007           Aa3/AA-    1,100,990
6,000,000              Central Platte Valley Metropolitan District Co. Refunding Series A, 5.00% due      NR/A-1     6,531,960
                       12/1/2031 put 12/1/2009 (LOC: US Bank)
1,950,000              Colorado Department Transport Revenue Anticipation Notes, 6.00% due 6/15/2008      Aaa/AAA    2,284,464
                       (Insured: AMBAC)
1,000,000              Colorado Educational & Cultural Facilities, 4.90% due 4/1/2008 (Nashville Public   NR/BBB+    1,074,810
                       Radio Project)
5,705,000              Colorado Health Facilities Authority Revenue Catholic Health Initiatives, 5.00%    Aa2/A1+    6,279,779
                       due 9/1/2007
515,000                Colorado Health Facilities Authority Revenue Catholic Health Initiatives A,        Aa2/A1+    572,515
                       5.375% due 12/1/2009
475,000                Colorado Housing Finance Authority, 5.25% due 10/1/2007                            A1/AA+     478,634
500,000                Denver City & County Certificates Participation Series A, 5.50% due 5/1/2006       Aaa/AAA    554,625
                       (Insured: MBIA)
2,650,000              Denver City & County Certificates Participation Series B, 5.00% due 12/1/2010      Aa2/AA     2,941,129
500,000                Denver Colorado Health & Hospital Authority Healthcare Revenue Series A, 1.30%     VMIG1/A-1  500,000
                       due 12/1/2032 put 7/1/2003 (LOC: Bank One) (daily demand notes)
1,820,000              Dove Valley Metropolitan District Colorado Arapahoe County, Series B, 3.30% due    NR/A1+     1,876,493
                       11/1/2025 Put 11/1/2005 @100 (LOC: BNP Paribas)
500,000                El Paso County School District General Obligation 20 Series B, 8.25% due           Aa3/NR     550,990
                       12/15/2004 (State Aid Withholding)
2,175,000              Highlands Ranch Metro District 2 General Obligation, 6.00% due 6/15/2004           Aaa/AAA    2,278,269
                       (Insured: FSA)
1,000,000              Lakewood Colorado Certificates Participation, 4.40% due 12/1/2008 (Insured:        Aaa/AAA    1,102,120
                       MBIA)
1,000,000              Section 14 Metropolitan District Jefferson Refunding Series A, 6.20% due           NR/A+      1,069,020
                       12/1/2013 (LOC: US Bank Trust)
1,150,000              Superior Metropolitan District 1 Variable Refunding & Improvement Series A,        NR/AA-     1,199,208
                       5.45% due 12/1/2020 put 12/1/2004 (LOC: BNP)
2,725,000              Westminister Multi Family Housing Revenue Series 1995, 5.95% due 9/1/2015 put      NR/AA      2,767,401
                       9/1/2006 (Semper Village Apartments Project; Insured: AXA)
Connecticut            (0.80%)
1,685,000              Bridgeport General Obligation, 6.00% due 3/1/2005 (Insured: AMBAC)                 Aaa/AAA    1,813,498
1,325,000              Bridgeport General Obligation, 6.00% due 3/1/2006 (Insured: AMBAC)                 Aaa/AAA    1,474,884
1,045,000              Capitol Region Education Council, 6.375% due 10/15/2005                            NR/BBB     1,134,275
1,100,000              Connecticut State Health & Educational Yale University Series V-1, 1.00% due       VMIG1/A1+  1,100,000
                       7/1/2036 put 7/1/2003 (daily demand notes)
2,425,000              Connecticut State Health And Educational Facilities Authority Revenue Yale         VMIG1/A1+  2,425,000
                       University Series V-2, 1.00% due 7/1/2036 put 7/1/2003 (daily demand notes)
2,010,000              New Haven Connecticut, 3.00% due 11/1/2004 (Insured: FGIC)                         Aaa/AAA    2,062,481
500,000                New Haven General Obligation, 9.50% due 11/15/2003                                 A3/A-      514,825
Delaware               (0.40%)
2,000,000              Delaware State Health Facilities Authority Revenue, 6.25% due 10/1/2006            Aaa/AAA    2,156,800
                       (Insured: MBIA) (ETM)*
1,370,000              Delaware State Health Facilities Authority Revenue Nanticoke Series A, 5.25% due   NR/AA      1,507,795
                       5/1/2012 (Memorial Hospital Project; Insured: Radian)
1,445,000              Delaware State Health Facilities Authority Revenue Nanticoke Series A, 5.25% due   NR/AA      1,574,096
                       5/1/2013 (Memorial Hospital Project; Insured: Radian)
District of Columbia   (3.00%)
2,825,000              District of  Columbia Refunding Series B-1, 5.20% due 6/1/2004 (Insured: AMBAC)    Aaa/AAA    2,932,858
745,000                District of Columbia, 5.50% due 6/1/2004 (Insured: FSA)                            Aaa/AAA    775,478
605,000                District of Columbia, 5.50% due 6/1/2008 (Insured: AMBAC)                          Aaa/AAA    692,217
5,950,000              District of Columbia Certificates Participation, 5.25% due 1/1/2013 (Insured:      Aaa/AAA    6,693,393
                       AMBAC)
4,430,000              District of Columbia Hospital Revenue, 5.70% due 8/15/2008 (Medlantic Healthcare   Aaa/AAA    5,048,074
                       Project; Insured: MBIA) (ETM)*
1,500,000              District of Columbia Hospital Revenue Refunding, 5.10% due 8/15/2008 (Medlantic    Aaa/AAA    1,688,010
                       Healthcare Group A Project; Insured: MBIA) (ETM)*
1,250,000              District of Columbia Refunding Series C, 5.00% due 6/1/2007 (Insured: XLCA)        Aaa/AAA    1,380,575
1,330,000              District of Columbia Revenue, 6.00% due 8/15/2005 (Medlantic Healthcare Project;   Aaa/AAA    1,459,688
                       Insured: MBIA) (ETM)*
500,000                District of Columbia Revenue, 5.50% due 10/1/2005                                  Aaa/AAA    545,060
500,000                District of Columbia Revenue, 6.00% due 1/1/2007 (American Assoc. Advancement      Aaa/AAA    565,160
                       Science Project; Insured: AMBAC)
2,000,000              District of Columbia Tax Capital Appreciation, 0% due 7/1/2009 (Mandarin           Aaa/AAA    1,637,440
                       Oriental Project; Insured: FSA)
1,480,000              District of Columbia Tax Capital Appreciation, 0% due 7/1/2012 (Mandarin           Aaa/AAA    1,032,478
                       Oriental Project; Insured: FSA)
1,990,000              District of Columbia Tax Revenue Capital Appreciation, 0% due 7/1/2011 (Mandarin   Aaa/AAA    1,462,013
                       Oriental Project; Insured: FSA)
5,000,000              District of Columbia Unrefunded Balance Series B, 5.75% due 6/1/2009 (Insured:     Aaa/AAA    5,842,400
                       MBIA)
6,010,000              Washington DC Convention Center Senior Lien, 5.00% due 10/1/2007                   Aaa/AAA    6,717,978
750,000                Washington District of Columbia Convention Center Authority Dedicated Tax          Aaa/AAA    828,232
                       Revenue, 5.00% due 10/1/2006 (Insured: AMBAC)
Florida                (5.40%)
5,500,000              Broward County Resource Recovery Revenue Refunding, 5.375% due 12/1/2009           A3/AA-     6,099,610
4,150,000              Capital Projects Finance Authority, 1.00% due 6/1/2012 put 7/1/2003 (LOC: Bank     VMIG1/NR   4,150,000
                       of Scotland) (daily demand notes)
1,000,000              Capital Projects Finance Authority Student Housing, 5.50% due 10/1/2012 (Capital   Aaa/AAA    1,134,020
                       Projects Student Housing; Insured: MBIA)
2,996,000              Crossings at Fleming Island Community Development Refunding Series B, 5.45% due    Aaa/AAA    3,463,316
                       5/1/2010 (Insured: MBIA)
6,000,000              Dade County Solid Waste Systems Special Obligation Revenue Refunding, 6.00% due    Aaa/AAA    6,968,280
                       10/1/2007 (Insured: AMBAC)
5,000,000              Dade County Water & Sewer Systems Revenue, 1.30% due 10/5/2022 put 7/8/2003        VMIG1/A1+  5,000,000
                       (Insured: FGIC) (weekly demand notes)
200,000                East County Water Control District Lee County Drain, 5.50% due 11/1/2003           NR/AA      202,852
                       (Insured: Radian)
800,000                Florida Housing Finance Agency Multi Family Housing Kings D, 1.30% due 8/1/2006    NR/A1+     800,000
                       put 7/8/2003 (LOC: Credit Suisse First Boston) (weekly demand notes)
1,375,000              Florida State, 8.25% due 7/1/2003 (Pollution Control Project)                      Aa2/AA+    1,375,275
2,450,000              Hillsborough County Industrial Development Authority Pollution Control Revenue     Baa1/BBB-  2,474,892
                       Refunding, 4.00% due 5/15/2018 put 8/1/2007 (Tampa Electric Co. Project)
40,000                 Hillsborough County Utility Revenue Refunding, 9.75% due 12/1/2003 (ETM)*          Aaa/AAA    41,464
1,000,000              Jacksonville Electric Authority Revenue Refunding Series 10, 6.50% due 10/1/2003   Aa2/AA     1,013,590
5,000,000              Jacksonville Electric St. John's River Park Systems Revenue Refunding Issue-2      Aa2/AA     5,708,800
                       17th Series, 5.25% due 10/1/2012
1,910,000              Miami Dade County School Board Certificates Participation Series A, 5.00% due      Aaa/AAA    2,096,588
                       5/1/2006 (Insured: MBIA)
3,390,000              Miami Dade County School Board Certificates Participation Series C, 5.00% due      Aaa/AAA    3,796,969
                       8/1/2007 (Insured: MBIA)
3,850,000              Miami Dade County Special Housing Revenue Refunding, 5.80% due 10/1/2012           A3/NR      3,908,520
1,395,000              Orange County Health Facilities Authority, 5.80% due 11/15/2009 (Hospital          A3/A       1,579,572
                       Adventist Health System Project)
3,120,000              Orange County Health Facilities Authority Revenue Refunding, 6.25% due             Aaa/AAA    3,523,104
                       11/15/2008 (Hospital Adventist Health Systems Project; Insured: AMBAC)
925,000                Orange County Health Facilities Authority Revenue Unrefunded Balance Series A,     Aaa/AAA    1,082,824
                       6.25% due 10/1/2007 (Orlando Regional Hospital Project; Insured: MBIA)
800,000                Orange County School Board Certificates Participation Series B, 1.20% due          VMIG1/AAA  800,000
                       8/1/2027 put 7/1/2003 (Insured: MBIA) (daily demand notes)
8,080,000              Orange County School District Series B, 0.90% due 8/1/2025 put 7/1/2003            Aaa/NR     8,080,000
                       (Insured: AMBAC) (daily demand notes)
940,000                Palm Beach County Industrial Development Revenue Series 1996, 6.00% due            NR/A       1,072,230
                       12/1/2006 (Lourdes-Noreen McKeen Residence Project; LOC: Allied Irish Bank)
                       (ETM)*
3,940,000              Pelican Marsh Community Development District Refunding Series A, 5.00% due         NR/NR      4,178,212
                       5/1/2011 (Insured: Radian)
2,000,000              University Athletic Association Inc. Florida Athletic Program Revenue Refunding,   VMIG1/NR   2,020,400
                       2.20% due 10/1/2031 put 10/1/2005 (LOC: Suntrust Bank)
Georgia                (1.40%)
1,700,000              Burke County Development Authority Pollution, 6.35% due 1/1/2004 (Oglethorpe       Aaa/AAA    1,744,795
                       Power Corp. Project; Insured: MBIA)
500,000                Cobb County School District, 4.75% due 2/1/2005                                    Aa1/AA+    511,400
1,000,000              Dekalb County, 5.50% due 1/1/2004                                                  Aaa/AA+    1,022,260
1,000,000              Georgia Municipal Association Inc. Certificates of Participation City Court        Aaa/AAA    1,111,270
                       Atlanta Project, 5.00% due 12/1/2006 (Insured: AMBAC)
1,550,000              Georgia Municipal Electric Power Authority Revenue, 7.00% due 1/1/2008 (Insured:   Aaa/AAA    1,856,993
                       MBIA)
730,000                Georgia Municipal Electric Power Authority Revenue Series Y, 6.30% due 1/1/2006    A2/A+      807,957
1,000,000              Georgia Municipal Gas Authority, 6.30% due 7/1/2009 (Southern Storage Gas          NR/A       1,046,800
                       Project)
5,000,000              Milledgeville Baldwin County Development Authority Student Housing Revenue,        VMIG1/NR   5,187,900
                       5.00% due 9/1/2032 put 9/1/2004 (Ga. College & State University Foundation
                       Project; LOC: First Union Natl Bank)
2,000,000              Monroe County Development Authority Pollution Control, 6.75% due 1/1/2010          Aaa/AAA    2,449,360
                       (Oglethorpe Power Scherer A Refunding; Insured: MBIA)
1,000,000              Monroe County Development Authority Pollution Control Revenue Oglethorpe Power     Aaa/AAA    1,259,350
                       Scherer A, 6.80% due 1/1/2012 (Insured: MBIA)
910,000                Municipal Electric Authority Georgia Unrefunded Balance Subordinated A, 6.00%      Aaa/AAA    1,008,562
                       due 1/1/2006 (Project One; Insured: AMBAC)
Hawaii                 (0.50%)
2,000,000              Hawaii State Department Budget & Finance Special Purpose Hawaiian Electric Co.,    Aaa/AAA    2,228,880
                       4.95% due 4/1/2012 (Insured: MBIA)
1,500,000              Hawaii State Department Budget & Finance Special Purpose Mortgage Revenue, 5.70%   Baa1/BBB+  1,500,165
                       due 7/1/2003 (Kapiolani Health Care System Project)
1,565,000              Hawaii State Series Cn, 6.25% due 3/1/2006 (Insured: FGIC)                         Aaa/AAA    1,755,695
1,000,000              Honolulu City & County Refunding Series A, 7.35% due 7/1/2006                      Aa3/AA-    1,163,530
Illinois               (11.50%)
3,345,000              Champaign County Community Unit Series C, 0% due 1/1/2009 (Insured: FGIC)          Aaa/AAA    2,847,164
2,000,000              Chicago Board of Education, 6.00% due 12/1/2009 (Insured: FGIC)                    Aaa/AAA    2,391,120
750,000                Chicago Board of Education School Reform, 6.25% due 12/1/2012 (Insured: MBIA)      Aaa/AAA    927,300
2,300,000              Chicago Housing Authority Capital Program Revenue, 5.25% due 7/1/2010              Aa3/AA     2,515,349
2,000,000              Chicago Metropolitan Water Reclamation District, 6.90% due 1/1/2007                Aaa/AA+    2,330,220
1,340,000              Chicago Midway Airport Revenue Series A, 5.40% due 1/1/2009 (Insured: MBIA)        Aaa/AAA    1,501,617
900,000                Chicago Midway Airport Revenue Series C, 5.50% due 1/1/2013 (Insured: MBIA)        Aaa/AAA    1,038,159
3,420,000              Chicago O'Hare International Airport Refunding General Airport Series A, 6.375%    Aaa/AAA    3,727,766
                       due 1/1/2012 (Insured: MBIA)
1,000,000              Chicago O'Hare International Airport Revenue, 5.375% due 1/1/2007 (Insured:        Aaa/AAA    1,101,280
                       AMBAC)
1,105,000              Chicago O'Hare International Airport Revenue, 5.00% due 1/1/2012 (Insured: MBIA)   Aaa/AAA    1,222,561
1,000,000              Chicago O'Hare International Airport Revenue 2nd Lien Series C-1, 5.00% due        Aaa/AAA    1,121,120
                       1/1/2010 (Insured: MBIA)
3,000,000              Chicago O'Hare International Airport Revenue Passenger Facility Change Series A,   Aaa/AAA    3,320,220
                       6.00% due 1/1/2006 (Insured: AMBAC)
5,000,000              Chicago O'Hare International Airport Revenue Refunding, 4.80% due 1/1/2005         Aaa/AAA    5,186,250
                       (Insured: AMBAC)
5,000,000              Chicago O'Hare International Airport Revenue Refunding Series A, 4.90% due         Aaa/AAA    5,187,900
                       1/1/2006 (Insured: MBIA)
1,000,000              Chicago O'Hare International Airport Revenue Series C-1, 5.00% due 1/1/2008        Aaa/AAA    1,113,050
                       (Insured: MBIA)
1,700,000              Chicago Park District, 6.60% due 11/15/2014 partially pre-refunded 5/15/2005       Aa3/AA     1,885,980
1,000,000              Chicago Park District Parking Facility Revenue, 5.25% due 1/1/2004 (ETM)*          Baa1/A     1,021,620
1,000,000              Chicago Park District Parking Facility Revenue, 5.75% due 1/1/2010 (ETM)*          Baa1/A     1,176,220
750,000                Chicago Public Building Commerce Building Revenue, 5.00% due 3/1/2005 (Insured:    Aaa/AAA    795,630
                       AMBAC)
2,000,000              Chicago Public Building Commerce Building Revenue Series C, 5.50% due 2/1/2006     Aaa/AAA    2,198,400
                       (Insured: FGIC)
2,000,000              Chicago Refunding Series A, 5.375% due 1/1/2013 (Insured: MBIA)                    Aaa/AAA    2,282,440
1,000,000              Chicago Refunding Series A-2, 6.125% due 1/1/2012 (Insured: AMBAC)                 Aaa/AAA    1,208,790
5,000,000              Chicago Tax Increment Allocation Capital Appreciation Central Series A, 0% due     Aaa/AAA    4,812,050
                       12/1/2005 (Insured: AMBAC)
1,000,000              Collinsville Leased Facilities Revenue Refunding, 5.15% due 11/1/2004 (Insured:    Aaa/AAA    1,023,240
                       MBIA)
2,545,000              Cook & Will Counties Township High School District 206 Series C, 0% due            Aaa/AAA    2,449,333
                       12/1/2005 (Insured: FSA)
995,000                Cook County Capital Improvement, 5.50% due 11/15/2008 pre-refunded 11/15/2006      Aaa/AAA    1,134,061
3,350,000              Cook County Community Unified School District 401 Series 1996, 0% due 12/1/2003    Aaa/AAA    3,335,997
                       (Insured: FSA)
2,650,000              Cook County Series C Refunding, 5.80% due 11/15/2004 (Insured: FGIC)               Aaa/AAA    2,820,210
5,000,000              Du Page County Forest Preservation District, 0% due 11/1/2009                      Aaa/AAA    4,156,600
1,500,000              Glenview Multi Family Revenue Refunding, 5.20% due 12/1/2027 put 12/1/2007         NR/AAA     1,622,955
                       (Collateralized: FNMA)
1,015,000              Hoffman Estates Illinois Tax Increment Revenue, 0% due 5/15/2005                   A3/NR      946,610
3,075,000              Hoffman Estates Illinois Tax Increment Revenue, 0% due 5/15/2006 (Hoffman          A3/NR      2,750,249
                       Estates Economic Dev. Project; Guarantee: Sears)
5,000,000              Hoffman Estates Illinois Tax Increment Revenue Refunding, 5.25% due 11/15/2009     Aaa/AAA    5,264,350
                       (Economic Development Project; Insured: AMBAC)
1,500,000              Hoffman Estates Tax Increment Revenue, 0% due 5/15/2004                            A3/NR      1,456,650
3,000,000              Illinois Development Finance Authority Pollution Control Revenue Refunding,        Aaa/AAA    3,420,360
                       5.70% due 1/15/2009 (Commonwealth Edison Company Project; Insured: MBIA)
860,000                Illinois Development Finance Authority Revenue, 4.00% due 11/15/2005 (Insured:     Aaa/AAA    908,521
                       XLCA)
915,000                Illinois Development Finance Authority Revenue, 4.00% due 11/15/2006 (Insured:     Aaa/AAA    979,526
                       XLCA)
3,635,000              Illinois Development Finance Authority Revenue, 6.00% due 11/15/2009 (Adventist    Aaa/AAA    4,231,940
                       Health Project; Insured: MBIA)
3,860,000              Illinois Development Finance Authority Revenue, 6.00% due 11/15/2010 (Adventist    Aaa/AAA    4,491,843
                       Health Project; Insured: MBIA)
785,000                Illinois Development Finance Authority Revenue, 5.25% due 2/15/2011 (Insured:      NR/AAA     830,452
                       AMBAC)
400,000                Illinois Development Finance Authority Revenue Refunding Community Rehab           NR/BBB     407,928
                       Providers A, 5.60% due 7/1/2004
1,000,000              Illinois Development Finance Authority Revenue Refunding Community Rehab           NR/BBB     1,032,600
                       Providers A, 5.60% due 7/1/2005
1,000,000              Illinois Development Finance Authority Revenue Refunding Community Rehab           NR/BBB     1,038,600
                       Providers A, 5.60% due 7/1/2006
500,000                Illinois Health Facilities Authority Revenue, 5.20% due 10/1/2003 (Illinois        A3/NR      505,305
                       Masonic Medical Center Project) (ETM)*
2,100,000              Illinois Health Facilities Authority Revenue, 5.50% due 11/15/2003 (Advocate       Aa3/AA     2,131,962
                       Network Health Care Project)
915,000                Illinois Health Facilities Authority Revenue, 5.50% due 11/15/2007 (OSF            A2/A       1,010,590
                       Healthcare System Project)
1,000,000              Illinois Health Facilities Authority Revenue, 5.75% due 11/15/2007 (OSF            A2/A       1,030,210
                       Healthcare System Project)
1,290,000              Illinois Health Facilities Authority Revenue, 6.50% due 2/15/2008 (Iowa Health     A1/NR      1,478,172
                       System Project)
1,375,000              Illinois Health Facilities Authority Revenue, 6.50% due 2/15/2009 (Iowa Health     A1/NR      1,589,899
                       System Project)
1,465,000              Illinois Health Facilities Authority Revenue, 6.50% due 2/15/2010 (Iowa Health     A1/NR      1,701,744
                       System Project)
1,560,000              Illinois Health Facilities Authority Revenue, 6.00% due 2/15/2011 (Iowa Health     Aaa/AAA    1,801,753
                       System Project; Insured: AMBAC)
3,000,000              Illinois Health Facilities Authority Revenue Refunding, 5.50% due 11/15/2011       Aaa/AAA    3,351,360
                       (Methodist Medical Center Project; Insured: MBIA)
395,000                Illinois Health Facilities Authority Revenue Series 1993-A, 7.875% due 8/15/2005   NR/NR      402,248
                       (Community Provider Pooled Loan Program Project)
1,885,000              Illinois Health Facilities Authority Revenue Series A, 9.25% due 7/1/2024          Aaa/NR     2,057,195
                       pre-refunded 7/1/2004 (Edgewater Medical Center Project)
1,040,000              Illinois Hospital District, 5.50% due 1/1/2010 (Insured: FGIC)                     Aaa/AAA    1,176,822
500,000                Illinois State COPS Central Management Department, 5.00% due 7/1/2007 (Insured:    Aaa/AAA    557,425
                       AMBAC)
1,000,000              Illinois State Partners Series A, 6.00% due 7/1/2006 (Insured: AMBAC)              Aaa/AAA    1,125,990
2,000,000              Illinois State Refunding, 5.125% due 12/1/2006 (Insured: FGIC)                     Aaa/AAA    2,202,580
5,000,000              Illinois State Sales Tax Revenue First Series, 5.00% due 6/15/2006                 Aa3/AAA    5,491,400
1,150,000              Kane, Mc Henry, Cook & De Kalb Counties Community Unit School District 300, 0%     Aaa/NR     896,345
                       due 12/1/2010 (Insured: AMBAC)
2,000,000              Lake County Community High School District 117 Series B, 0% due 12/1/2006          Aaa/NR     1,873,240
                       (Insured: FGIC)
3,235,000              Lake County Community High School District 117 Series B, 0% due 12/1/2011          Aaa/NR     2,397,556
                       (Insured: FGIC)
1,000,000              McHenry & Kane Counties Community Consolidated School District Number 158, 0%      Aaa/AAA    803,130
                       due 1/1/2010 (Insured: FGIC)
3,900,000              Metropolitan Pier & Exposition Authority, 0% due 6/15/2004 (Insured: AMBAC)        Aaa/AAA    3,863,808
1,250,000              Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue Refunding     Aaa/AAA    1,437,075
                       Series A-2002, 6.00% due 6/15/2007 (McCormick Place Exposition Project; Insured:
                       AMBAC)
3,750,000              Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue Refunding     Aaa/AAA    4,247,587
                       Series A-2002, 6.00% due 6/15/2007 pre-refunded 6/15/2006 @102 (McCormick Place
                       Exposition Project; Insured: AMBAC)
2,445,000              Naperville City, Du Page & Will Counties Economic Development Revenue, 6.10% due   NR/A+      2,618,888
                       5/1/2008 (Hospital & Health System Association Project; LOC: American National
                       Bank)
1,100,000              Peoria Public Building Commission School District Facilities Revenue, 0% due       Aaa/NR     993,256
                       12/1/2007 (Insured: FGIC)
6,300,000              University of Illinois Revenues, 0% due 10/1/2006 (Insured: MBIA)                  Aaa/AAA    5,933,718
5,000,000              Will County Community School 365-U Capital Appreciation, 0% due 11/1/2011          Aaa/AAA    3,716,650
                       (Insured: FSA)
Indiana                (4.60%)
1,370,000              Allen County Economic Development Revenue, 5.00% due 12/30/2012 (Indiana           NR/NR      1,462,872
                       Institute of Technology Project)
965,000                Allen County Economic Development Revenue First Mortgage, 5.20% due 12/30/2005     NR/NR      1,034,557
                       (Indiana Institute of Technology Project)
690,000                Allen County Economic Development Revenue First Mortgage, 5.30% due 12/30/2006     NR/NR      754,846
                       (Indiana Institute of Technology Project)
1,110,000              Allen County Economic Development Revenue First Mortgage, 5.60% due 12/30/2009     NR/NR      1,226,173
                       (Indiana Institute of Technology Project)
1,115,000              Allen County Jail Building Corp. First Mortgage, 5.75% due 10/1/2010               Aa3/NR     1,313,470
1,000,000              Ball State University Revenues Student Fee Series K, 5.75% due 7/1/2012            Aaa/AAA    1,181,170
                       (Insured: FGIC)
1,085,000              Boone County Hospital Association Lease Revenue, 5.00% due 1/15/2007 (Insured:     Aaa/AAA    1,198,686
                       FGIC) (ETM)*
850,000                Boonville Junior High School Building Corp. Revenue, 0% due 7/1/2010 (State Aid)   NR/A       657,084
850,000                Boonville Junior High School Building Corp. Revenue, 0% due 1/1/2011 (State Aid)   NR/A       634,755
950,000                Boonville Junior High School Building Corp. Revenue Refunding, 0% due 7/1/2011     NR/A       695,761
                       (State Aid)
1,175,000              Center Grove 2000 Building First Mortgage, 5.00% due 7/15/2009 (Insured: AMBAC)    Aaa/AAA    1,330,170
1,135,000              Center Grove 2000 Building First Mortgage, 5.00% due 7/15/2010 (Insured: AMBAC)    Aaa/AAA    1,283,424
910,000                Eagle Union Middle School Building Corp., 5.50% due 7/15/2009 (Insured: AMBAC)     Aaa/AAA    1,066,875
                       (ETM)*
1,860,000              Elberfeld J. H. Castle School Building Corp. Indiana First Mortgage (State Aid),   NR/A       1,757,049
                       0% due 1/15/2006
1,860,000              Elberfeld J. H. Castle School Building Corp. Indiana First Mortgage Refunding,     Aaa/AAA    1,621,083
                       0% due 7/5/2008 (Insured: MBIA)
500,000                Fort Wayne Economic Development Income Tax Revenue, 3.90% due 12/1/2003            Aaa/NR     505,840
                       (Insured: FSA)
965,000                Goshen Multi School Building Corp. 1st Mortgage, 5.20% due 7/15/2007 (Insured:     Aaa/AAA    1,084,110
                       MBIA)
2,305,000              Hammond Multi-School Building Corp. First Mortgage Refunding Bond Series 1997,     NR/A       2,588,446
                       6.00% due 7/15/2008 (Lake County Project)
1,805,000              Hobart Building Corp. First Mortgage, 5.30% due 8/1/2005 (Insured: AMBAC)          Aaa/AAA    1,829,747
390,000                Huntington Economic Development Revenue, 6.00% due 11/1/2006 (United Methodist     NR/NR      414,547
                       Membership Project)
700,000                Huntington Economic Development Revenue, 6.15% due 11/1/2008 (United Methodist     NR/NR      758,268
                       Membership Project)
790,000                Huntington Economic Development Revenue, 6.20% due 11/1/2010 (United Methodist     NR/NR      845,592
                       Membership Project)
285,000                Indiana Health Facility Financing Authority Hospital Revenue, 5.75% due            Aaa/NR     299,943
                       11/1/2005 (Daughter's Charity Project) (ETM)*
1,295,000              Indiana Health Facility Financing Authority Hospital Revenue Series D, 5.00% due   Aaa/NR     1,426,766
                       11/1/2026 pre-refunded 11/1/2007
1,335,000              Indiana Health Facility Financing Authority Revenue A, 1.05% due 10/1/2032 put     NR/A-1     1,335,000
                       7/1/2003 (Fayette Memorial Hospital Association Project; LOC: U.S. Bank & Trust)
                       (daily demand notes)
670,000                Indiana State Educational Facilities Authority Revenue, 5.75% due 10/1/2009        NR/A-      753,683
                       (University Indianapolis Project)
1,000,000              Indiana State Office Building Commission Capital Complex Revenue, 5.00% due        Aaa/AAA    1,022,740
                       7/1/2005 (Insured: AMBAC)
2,500,000              Indiana University Revenues Refunding, 0% due 8/1/2007 (Insured: AMBAC)            Aaa/AAA    2,275,125
1,100,000              Indianapolis Airport Authority Revenue Refunding Series A, 5.35% due 7/1/2007      Aaa/AAA    1,225,202
                       (Insured: FGIC)
1,220,000              Indianapolis Local Public Improvement Bond Bank Transportation Revenue, 0% due     Aa2/AA-    1,187,328
                       7/1/2005 (ETM)*
1,240,000              Indianapolis Local Public Improvement Bond Bank Transportation Revenue, 0% due     Aa2/AA-    1,178,893
                       7/1/2006 (ETM)*
2,200,000              Indianapolis Resource Recovery Revenue Refunding, 6.75% due 12/1/2004 (Ogden       Aaa/AAA    2,359,082
                       Martin Systems, Inc. Project; Insured: AMBAC)
2,000,000              Indianapolis Resource Recovery Revenue Refunding, 6.75% due 12/1/2006 (Ogden       Aaa/AAA    2,292,440
                       Martin Systems, Inc. Project; Insured: AMBAC)
855,000                Knox Middle School Building Corp. First Mortgage, 6.00% due 7/15/2008 (Insured:    Aaa/AAA    1,000,239
                       FGIC)
455,000                Knox Middle School Building Corp. First Mortgage, 6.00% due 7/15/2009 (Insured:    Aaa/AAA    539,239
                       FGIC)
890,000                Merrillville Multi School Building Corp. Refunding First Mortgage, 6.55% due       Aaa/AAA    980,362
                       7/1/2005 (Insured: MBIA)
625,000                Monroe County Community School Building Corp. Revenue Refunding, 5.00% due         Aaa/AAA    689,356
                       1/15/2007 (Insured: AMBAC)
535,000                New Albany Floyd County School Building Corp., 6.20% due 7/1/2003 (ETM)*           NR/NR      535,075
800,000                North Adams Community Schools, 3.50% due 7/15/2004 (Insured: FSA)                  Aaa/AAA    820,352
940,000                North Adams Community Schools, 4.00% due 7/15/2005 (Insured: FSA)                  Aaa/AAA    989,876
1,070,000              North Central Campus School Building Corp. Indiana, 4.50% due 7/10/2005            Aaa/AAA    1,137,763
                       (Insured: AMBAC)
1,000,000              Northwest Allen Building Corp. First Mortgage, 5.30% due 12/1/2005 (Insured:       Aaa/AAA    1,058,450
                       MBIA)
835,000                Peru Community School Corp. Capital Appreciation Refunding First Mortgage, 0%      NR/A       645,488
                       due 7/1/2010
1,450,000              Tri Creek School Building Corp. Inc. First Mortgage, 5.00% due 1/15/2004           NR/AA-     1,481,305
1,540,000              Vigo County Elementary School Building Corp. Refunding & Improvement First         Aaa/AAA    1,632,261
                       Mortgage, 4.00% due 1/10/2006 (Insured: FSA)
1,635,000              Vigo County Elementary School Building Corp. Refunding & Improvement First         Aaa/AAA    1,752,181
                       Mortgage, 4.00% due 1/10/2008 (Insured: FSA)
995,000                Wawasee Community School Corp. First Mortgage, 5.50% due 7/15/2010 (State Aid)     NR/AA-     1,132,797
1,095,000              Wawasee Community School Corp. First Mortgage, 5.50% due 7/15/2011 (State Aid)     NR/AA-     1,250,129
2,080,000              West Clark School Building Corp. First Mortgage, 5.75% due 7/15/2011 (Insured:     Aaa/AAA    2,459,725
                       FGIC)
1,820,000              Westfield Elem. School Building Corp. First Mortgage Series 1997, 6.80% due        Aaa/AAA    2,150,785
                       7/15/2007 (Insured: AMBAC) (ETM)*
Iowa                   (2.90%)
4,320,000              Ames Hospital Revenue, 6.25% due 8/15/2006 (Insured: AMBAC)                        Aaa/AAA    4,391,453
2,900,000              Ankeny Community School District Sales & Services Tax Revenue, 5.00% due           NR/A+      3,178,458
                       7/1/2010
3,660,000              Des Moines Limited Obligation Revenue, 6.25% due 12/1/2015 put 12/1/2005 (Des      NR/NR      3,666,881
                       Moines Parking Associates Project; LOC: Wells Fargo Bank)
6,650,000              Iowa Finance Authority Commercial Development Revenue Refunding, 5.75% due         NR/AA      7,180,537
                       4/1/2014 put 4/1/2010 (Governor Square Project; Insured: AXA)
435,000                Iowa Finance Authority Hospital Facility Revenue, 6.50% due 2/15/2007 (Iowa        A1/NR      491,058
                       Health Services Project)
1,765,000              Iowa Finance Authority Hospital Facility Revenue, 6.50% due 2/15/2009 (Iowa        A1/NR      2,041,823
                       Health Services Project)
1,955,000              Iowa Finance Authority Hospital Facility Revenue, 6.50% due 2/15/2010 (Iowa        A1/NR      2,273,411
                       Health Services Project)
3,145,000              Iowa Finance Authority Hospital Facility Revenue, 6.00% due 2/15/2011 (Iowa        Aaa/AAA    3,638,450
                       Health Services Project; Insured: AMBAC)
1,000,000              Iowa Finance Authority Revenue Trinity Health Series B, 5.50% due 12/1/2003        Aa3/AA-    1,017,500
1,000,000              Iowa Finance Authority Revenue Trinity Health Series B, 5.50% due 12/1/2004        Aa3/AA-    1,056,870
1,430,000              Iowa Finance Authority Revenue Trinity Health Series B, 5.75% due 12/1/2007        Aa3/AA-    1,621,734
3,295,000              Iowa Finance Authority Revenue Trinity Health Series B, 5.75% due 12/1/2010        Aa3/AA-    3,790,041
1,000,000              Iowa Higher Education Loan Authority Revenue Variable, 1.20% due 4/1/2033 put      NR/A1+     1,000,000
                       7/1/2003 (St. Ambrose Project; LOC: Northern Trust) (daily demand notes)
1,000,000              Iowa State University Revenues, 6.20% due 9/1/2003                                 Aa2/AA     1,008,690
1,170,000              Iowa University Science & Technology Revenue Refunding Series B, 5.20% due         Aa3/A+     1,260,406
                       7/1/2005 (Academic Building Project)
115,000                Muscatine Electric Revenue, 9.50% due 1/1/2004 (ETM)*                              Aaa/AAA    119,903
530,000                University of Iowa Facilities Corp. Revenue Series A, 4.875% due 6/1/2005          Aa2/AA-    565,796
Kansas                 (0.70%)
500,000                Dodge Unified School District 443 Ford County, 8.25% due 9/1/2006 (Insured: FSA)   Aaa/AAA    601,100
2,000,000              Kansas City Hospital Revenue Refunding, 5.80% due 8/1/2004 (Sisters Charity        Aa2/AA     2,047,340
                       Health Services Project)
1,000,000              Kansas City Hospital Revenue Refunding, 5.90% due 8/1/2005 (Sisters Charity        Aa2/AA     1,023,350
                       Health Services Project)
6,000,000              La Cygne Environmental Improvement Refunding, 3.90% due 3/1/2015 put 8/31/2004     VMIG1/A-2  6,111,000
                       (Kansas City Power & Light Co. Project)
Kentucky               (1.30%)
315,000                Campbell & Kenton Counties Sanitation District 1 Revenue, 6.50% due 8/1/2005       Aaa/AAA    319,590
                       (ETM)*
7,400,000              Kentucky Economic Development Finance Authority Series C, 0% due 10/1/2009         Aaa/AAA    7,592,548
                       converts to 5.35% 10/1/2005 (Norton Healthcare Project; Insured: MBIA)
7,830,000              Kentucky Economic Development Finance Authority Series C, 0% due 10/1/2010         Aaa/AAA    8,062,473
                       converts to 5.40% 10/1/2005 (Norton Healthcare Project; Insured: MBIA)
505,000                Kentucky State Turnpike Authority Resources Recovery Revenue, 0% due 7/1/2006      Aaa/AAA    428,891
                       (Insured: FGIC)
150,000                Louisville Water Revenue Refunding, 6.00% due 11/15/2006 (ETM)*                    Aaa/AAA    170,880
420,000                Paintsville First Mortgage Revenue Series 1991, 8.50% due 9/1/2003 (Paul B. Hall   NR/NR      420,882
                       Medical Center Project; Guarantee: Health Management Associates)
Louisiana              (3.20%)
4,000,000              Jefferson Parish Hospital District 2, 5.25% due 12/1/2015 crossover-refunded       Aaa/AAA    4,223,760
                       12/1/2005 (Insured: FGIC)
1,440,000              Jefferson Sales Tax District Special Sales Tax Revenue Refunding, 5.25% due        Aaa/AAA    1,613,174
                       12/1/2006 (Insured: AMBAC)
1,515,000              Jefferson Sales Tax District Special Sales Tax Revenue Refunding, 5.25% due        Aaa/AAA    1,722,722
                       12/1/2007 (Insured: AMBAC)
1,000,000              Lake Charles Harbor & Terminal District Revenue, 5.50% due 5/1/2006 (Reynolds      A3/A-      1,012,340
                       Metal Project; LOC: Canadian Imperial Bank)
1,000,000              Louisiana Local Govt. Environmental Facilities & Community Dev. Auth. Multi        Baa1/NR    1,004,310
                       Family Revenue Series A, 5.00% due 9/1/2012 (Bellemont Apartments Project)
1,000,000              Louisiana Offshore Authority Deepwater Port Revenue Series B, 6.25% due 9/1/2004   A3/A       1,056,510
2,620,000              Louisiana PFA Revenue, 5.375% due 12/1/2008 (Wynhoven Health Care Center           NR/NR      2,736,616
                       Project; Guaranteed: Archdiocese of New Orleans)
1,000,000              Louisiana Public Facilities Authority Revenue, 5.75% due 10/1/2008 (Loyola         A1/A+      1,146,810
                       University Project)
1,280,000              Louisiana Public Facilities Authority Revenue Refunding, 5.50% due 10/1/2006       A1/A+      1,420,365
                       (Loyola University Project)
4,635,000              Louisiana State Correctional Facility Lease, 5.00% due 12/15/2008 (Insured:        NR/AA      5,082,324
                       Radian)
5,000,000              Louisiana State Offshore Term Refunding Series D, 4.00% due 9/1/2023 put           A3/A       5,223,000
                       9/1/2008 (Loop LLC Project)
2,350,000              Louisiana State Offshore Terminal Authority Deepwater Port Revenue, 4.375% due     A3/A       2,481,342
                       10/1/2020 put 6/1/2007
1,000,000              Louisiana State Offshore Terminal Authority Deepwater Port Revenue Series B,       A3/A       1,008,340
                       6.20% due 9/1/2003
1,000,000              New Orleans Refunding, 0% due 9/1/2006 (Insured: AMBAC)                            Aaa/AAA    944,190
5,000,000              Orleans Parish School Board, 0% due 2/1/2008 (ETM)*                                Aaa/AAA    4,183,050
1,000,000              Plaquemines Port Harbor & Terminal Refunding Electro Coal D Convertible, 5.00%     Ba1/BB+    989,390
                       due 9/1/2007 (Teco Energy Inc. Project)
2,590,000              Shreveport Louisiana Water & Sewer Revenue Refunding Series A, 4.00% due           Aaa/AAA    2,697,614
                       12/1/2004 (Insured: FSA)
3,000,000              St. Charles Parish Pollution Control Revenue Variable Refunding Series A, 4.90%    Baa3/BBB-  3,152,580
                       due 6/1/2030 put 6/1/2005 (Entergy Louisiana Inc. Project)
Maine                  (0.10%)
1,000,000              Regional Waste Systems Inc. Solid Waste Resources Recovery Revenue Series P,       Aaa/AAA    1,112,570
                       6.25% due 7/1/2010 (Insured: FSA)
Maryland               (0.50%)
580,000                Baltimore Maryland, 7.00% due 10/15/2009 (Insured: MBIA)                           Aaa/AAA    728,857
2,050,000              Baltimore Public Improvement Series A, 7.00% due 10/15/2006 (Insured: MBIA)        Aaa/AAA    2,401,719
2,750,000              Howard County Multi Family Housing Revenue, 7.00% due 7/1/2024 put 7/1/2004        Baa2/NR    2,803,405
                       (Chase Glen Project; Guarantee: Avalon Prop.)
500,000                Maryland State Department Transportation Consolidated, 4.375% due 6/15/2004        Aa2/AA     506,365
Massachusetts          (1.60%)
2,000,000              Boston Economic Development & Industrial Corp., 5.15% due 7/1/2025 put 7/1/2005    Aa3/NR     2,087,720
                       (LOC: Fleet National Bank)
1,060,000              Lynn General Obligation, 7.00% due 1/15/2004                                       Baa1/NR    1,091,132
3,470,000              Massachusetts Development Finance Agency Resource Recovery Revenue Series A,       Aaa/AAA    3,958,854
                       5.50% due 1/1/2011 (Insured: MBIA)
1,000,000              Massachusetts Industrial Finance Agency Pollution Control Revenue Refunding,       A2/A       1,022,680
                       5.875% due 8/1/2008 (Eastern Edison Co. Project)
1,000,000              Massachusetts Industrial Finance Agency Revenue, 8.375% due 2/15/2018              NR/NR      1,185,290
                       pre-refunded 2/15/2006 @ 102 (Glenmeadow Retirement Project)
900,000                Massachusetts Municipal Wholesale Electric Co. Power Supply Systems Revenue,       Aaa/AAA    963,954
                       5.00% due 7/1/2005 (Stony Brook Intermediate Project A; Insured: MBIA)
1,000,000              Massachusetts Municipal Wholesale Electric Co. Power Supply Systems Revenue        Aaa/AAA    1,071,060
                       Series A, 5.00% due 7/1/2005 (Stony Brook Peaking Project; Insured: MBIA)
515,000                Massachusetts State Health & Education Facility, Daughters Of Charity, Series D,   Aaa/AA+    534,879
                       5.50% due 7/1/2004 (ETM)*
3,415,000              Massachusetts State Health & Educational Series H, 5.375% due 5/15/2012 (New       Aaa/AAA    3,903,379
                       England Medical Center Hospital Project; Insured: FGIC)
3,800,000              Massachusetts State Water Resources Authority, Series A, 1.25% due 8/1/2023 put    VMIG1/A1+  3,800,000
                       7/8/2003 (Insured: FGIC) (weekly demand notes)
1,500,000              Taunton General Obligation, 8.00% due 2/1/2006 (Insured: MBIA)                     Aaa/AAA    1,744,425
Michigan               (2.50%)
2,500,000              Detroit Michigan Capital Improvement Series A, 5.00% due 4/1/2005 (Insured:        Aaa/AAA    2,660,625
                       MBIA)
1,405,000              Detroit Michigan Series A, 6.00% due 4/1/2007 (Insured: FGIC) (ETM)*               Aaa/AAA    1,619,277
1,670,000              Jackson County Hospital Finance Authority Hospital Revenue Series A, 5.00% due     Aaa/NR     1,816,476
                       6/1/2006 (W.A. Foote Memorial Hospital Project; Insured: AMBAC)
1,000,000              Kalamazoo Hospital Finance Authority Facility Revenue, 5.50% due 5/15/2005         Aaa/NR     1,071,250
                       (Bronson Methodist Hospital Project; Insured: MBIA)
2,000,000              Michigan Hospital Finance Authority Revenue, 5.375% due 7/1/2012 (Insured: FSA)    Aaa/AAA    2,139,900
2,370,000              Michigan Hospital Finance Authority Revenue, 4.80% due 11/1/2017 pre-refunded      Aaa/NR     2,469,279
                       7/1/2004 @100
10,000,000             Michigan Hospital Finance Authority Revenue Series A, 5.375% due 11/15/2033 put    Aa2/AA     11,189,000
                       11/15/2007 (Ascension Health Project)
655,000                Michigan Housing Development Authority Single Family Insured Mortgage Revenue      Aa1/AA+    655,714
                       Series A, 5.00% due 4/1/2010 (Insured: FHA/VA Mtgs)
1,000,000              Michigan State Job Development Authority Pollution Control Revenue, 5.55% due      Baa1/BBB   1,001,490
                       4/1/2009 (General Motors Corp. Project; Guarantee: GM)
2,500,000              Michigan Strategic Fund Refunding Detroit, 4.85% due 9/1/2030 put 9/1/2011         Aaa/NR     2,773,500
                       (Edison Co. Project; Insured: AMBAC)
1,000,000              Missouri State Health & Educational Facilities Authority Revenue Series A, 5.00%   NR/AA-     1,092,960
                       due 6/1/2011
1,000,000              Oakland County Economic Development Corp. Limited, 5.50% due 6/1/2014 (LOC:        A1/NR      1,065,740
                       First of America Bank-Central)
800,000                Oxford Area Community School District, 5.00% due 5/1/2012 (Guaranteed: School      Aaa/AAA    902,912
                       Bond Loan Fund)
2,550,000              Wayne State University Revenues, 5.00% due 11/15/2004 (Insured: FGIC)              Aaa/AAA    2,687,113
Minnesota              (0.60%)
1,000,000              Breckenridge Health Facilities Revenue Catholic Health Corp., 5.25% due            Aaa/AAA    1,030,470
                       11/15/2013 (Insured: MBIA)
1,915,000              Osseo Independent School District 279 Crossover Refunding Series B, 5.00% due      Aa2/NR     2,084,363
                       2/1/2006
3,000,000              Southern Minnesota Municipal Power Agency Revenue Refunding Series A, 5.00% due    Aaa/AAA    3,256,980
                       1/1/2006 (Insured: AMBAC)
1,450,000              University of Minnesota Refunding Series A, 5.50% due 7/1/2006                     Aa2/AA     1,617,866
500,000                Waconia Housing & Redevelopment Authority Public Project, 5.70% due 1/1/2012       Baa3/A-    500,730
Mississippi            (0.30%)
1,020,000              Gautier Utility District Systems Revenue Refunding, 5.50% due 3/1/2012 (Insured:   Aaa/NR     1,190,207
                       FGIC)
700,000                Hattiesburg Water & Sewer Revenue Refunding Systems, 5.20% due 8/1/2006            Aaa/AAA    764,988
                       (Insured: AMBAC)
1,000,000              Mississippi Hospital Equipment & Facilities Authority Revenue, 6.50% due           Aaa/AAA    1,101,460
                       5/1/2006 (Refunding Mississippi Baptist Medical Center; Insured: MBIA)
955,000                Ridgeland Multi Family Housing Revenue, 4.95% due 10/1/2007 (FNMA:                 NR/A1+     1,000,401
                       Collateralized)
Missouri               (0.20%)
825,000                Jackson County Public Building Corp. Leasehold Revenue Series 1996, 6.00% due      Aaa/AAA    881,686
                       12/1/2004 (Capital Improvement Project; Insured: MBIA)
1,275,000              Missouri Development Finance Board Healthcare Facilities Revenue Series A, 4.80%   A2/NR      1,334,657
                       due 11/1/2012 (Lutheran Home Aged Project; LOC: Commerce Bank)
105,000                Missouri Environmental Improvement & Energy Resources Authority Water Pollution    Aaa/NR     106,524
                       Control Revenue, 6.60% due 12/1/2003
Montana                (1.10%)
10,440,000             Forsyth Pollution Control Revenue Refunding, 5.00% due 10/1/2032 put 12/30/2008    Aaa/AAA    11,563,970
                       (Insured: AMBAC)
2,500,000              Forsyth Pollution Control Revenue Refunding, 5.20% due 5/1/2033 put 5/1/2009       Baa2/BBB+  2,558,500
                       (Portland General Project)
Nebraska               (1.40%)
1,995,000              Lancaster County School District 1, 4.00% due 7/15/2007 (Lincoln Public School     Aa2/AAA    2,154,400
                       Project)
1,455,000              Madison County Hospital Authority Revenue Number 1, 5.25% due 7/1/2010 (Faith      NR/AA      1,611,922
                       Regional Health Services Project; Insured: Radian)
1,625,000              Madison County Hospital Authority Revenue Number 1, 5.50% due 7/1/2012 (Faith      NR/AA      1,819,740
                       Regional Health Services Project; Insured: Radian)
2,705,000              Nebraska IFA Tax Exempt Multi Family Housing Revenue Refunding 1995-A, 5.50% due   NR/AAA     2,794,589
                       12/1/2025 put 12/1/2005 (Willow Park Apartments Project; Collateralized: FNMA)
5,000,000              Omaha Public Power District Nebraska Electric Revenue Refunding Systems B, 5.00%   Aa2/AA     5,638,550
                       due 2/1/2013
3,005,000              Omaha Public Power District Nebraska Electric Revenue Series A, 7.50% due          NR/AA      3,265,624
                       2/1/2006 (ETM)*
1,300,000              University of Nebraska Facilities Corp., 5.00% due 7/15/2008                       Aa2/AA-    1,468,025
Nevada                 (1.70%)
5,000,000              Humboldt County Pollution Control Revenue Refunding, 6.55% due 10/1/2013 (Sierra   Aaa/AAA    5,207,500
                       Pacific Project; Insured: AMBAC)
1,830,000              Las Vegas Special Refunding Local Improvement District 707 Series A, 5.125% due    Aaa/AAA    1,991,516
                       6/1/2011 (Insured: FSA)
840,000                Nevada Colorado River Commission Power Delivery A, 7.00% due 9/15/2008             Aa2/AA     994,190
1,510,000              Nevada Housing Division FNMA Multi Family Certificate A, 4.80% due 4/1/2008        NR/AAA     1,572,272
                       (Collateralized: FNMA)
1,000,000              Sparks Redevelopment Agency Tax Allocation Revenue Refunding Series A, 5.70% due   NR/AA      1,125,960
                       1/15/2009 (Insured: Radian)
1,000,000              Sparks Redevelopment Agency Tax Allocation Revenue Refunding Series A, 5.70% due   NR/AA      1,126,870
                       1/15/2010 (Insured: Radian)
1,285,000              Sparks Redevelopment Agency Tax Allocation Revenue Refunding Series A, 5.70% due   NR/AA      1,442,927
                       1/15/2011 (Insured: Radian)
5,000,000              Washoe County Hospital Facility Revenue Series 1993 A, 6.00% due 6/1/2015          A2/A+      5,105,650
                       (Washoe Medical Center Project)
3,500,000              Washoe County School District, 5.50% due 6/1/2008 (Insured: FSA)                   Aaa/AAA    4,016,845
New Hampshire          (0.60%)
500,000                New Hampshire Capital Appreciation General Obligation, 0% due 7/1/2004             Aa2/AA+    495,025
300,000                New Hampshire Health & Education Facilities Authority Revenue, 1.00% due           Aaa/NR     300,000
                       7/1/2032 put 7/1/2003 (St. Anselm College project; LOC: Fleet Bank) (daily demand notes)
1,500,000              New Hampshire Health & Education Facilities Authority Revenue Anticipation Notes   NR/SP-1    1,524,375
                       D, 3.50% due 4/30/2004
2,485,000              New Hampshire Industrial Development Authority Revenue, 5.50% due 12/1/2009 put    NR/AA-     2,578,834
                       12/1/2004 (Central Vermont Public Services Project; LOC: Citizens Bank)
2,600,000              New Hampshire Municipal Bond Bank Refunding Series A-2, 4.60% due 7/15/2004        Aaa/AAA    2,697,344
                       (Insured: MBIA)
New Jersey             (0.20%)
1,000,000              New Jersey Health Care Facilities Financing Authority Revenue, 7.00% due           NR/AAA     1,000,160
                       7/1/2003 (Christ Hospital Project; Insured: Connie Lee)
1,920,000              Pequannock River Basin Regional Sewage Authority Refunding Series M, 5.00% due     Aaa/NR     2,054,438
                       12/1/2006 (Sewer Revenue Project; Insured: MBIA)
New Mexico             (2.00%)
1,600,000              Albuquerque Educational Facilities Revenue Refunding, 1.20% due 10/15/2016 put     VMIG1/AA   1,600,000
                       7/8/2003 (Albuquerque Academy Project; Insured: Bank of America) (weekly demand notes)
750,000                Farmington Pollution Control Revenue, 1.05% due 5/1/2024 put 7/1/2003 (LOC: Bank   P1/A1+     750,000
                       of America) (daily demand notes)
800,000                Farmington Pollution Control Revenue, 1.00% due 9/1/2024 put 7/1/2003 (LOC:        P1/A1+     800,000
                       Barclays Bank) (daily demand notes)
4,865,000              New Mexico Highway Commission Revenue Subordinated Lien Tax Series B, 5.00% due    Aaa/AAA    5,509,126
                       6/15/2011 (Insured: AMBAC)
9,625,000              New Mexico Housing Authority, Multi Family Housing Revenue, 1.25% due 1/15/2033    NR/A1+     9,625,000
                       put 7/8/2003 (Arbors/Courtyard Apartments Project) (weekly demand notes)
8,000,000              New Mexico State, 4.00% due 9/1/2005                                               Aa1/AA+    8,455,680
New York               (7.10%)
1,000,000              Brookhaven Industrial Development Agency Civic Facility Revenue, 4.375% due        A2/BBB+    1,047,530
                       11/1/2031 put 11/1/2006 (Methodist Retirement Community Project; LOC: Northfork
                       Bank)
1,000,000              Hempstead Town Industrial Development Agency Refunding, 5.00% due 12/1/2008        Aaa/AAA    1,103,460
                       (American Fuel Co. Project; Insured: MBIA)
1,500,000              Long Island Power Authority Electric Systems Revenue General Series A, 6.00% due   Aaa/AAA    1,746,675
                       12/1/2007 (Insured: AMBAC)
2,350,000              Long Island Power Authority Electric Systems Revenue Subordinated Series 8         Aaa/AAA    2,407,904
                       Subseries 8-D, 4.50% due 4/1/2010 put 4/1/2004 (Insured: AMBAC)
7,000,000              Long Island Power Authority General Series B, 5.00% due 12/1/2006                  Baa1/A-    7,625,170
4,535,000              Metro Transportation Authority New York Service Series B, 5.25% due 7/1/2007       A3/AA-     5,091,807
1,050,000              Monroe County Industrial Development Agency, 5.375% due 6/1/2007 (St. John         NR/AA      1,175,769
                       Fisher College Project; Insured: Radian)
2,800,000              New York Adjusted Subseries E-3, 0.85% due 8/1/2023 put 7/1/2003 (daily demand     VMIG1/A1+  2,800,000
                       notes)
2,300,000              New York City Adjusted Series H, 1.40% due 8/1/2014 put 7/1/2003 (Insured: MBIA)   VMIG1/A-2  2,300,000
                       (daily demand notes)
2,000,000              New York City General Obligation, 0.95% due 8/1/2020 put 7/1/2003 (daily demand    VMIG1/A1+  2,000,000
                       notes)
700,000                New York City General Obligation, 0.85% due 8/1/2021 put 7/1/2003 (daily demand    VMIG1/A1+  700,000
                       notes)
500,000                New York City General Obligation Series A, 7.00% due 8/1/2003                      A2/A       502,415
710,000                New York City Housing Development Corp. Multi Family Housing Revenue Refunding     Aa2/AA     722,943
                       Series A, 5.50% due 11/1/2009
2,215,000              New York City Industrial Development Agency Civic Facility, 5.25% due 6/1/2011     NR/A       2,434,706
                       (Lycee Francais De New York Project Series A; Insured: ACA)
2,330,000              New York City Industrial Development Agency Civic Facility, 5.25% due 6/1/2012     NR/A       2,563,140
                       (Lycee Francais De New York Project Series A; Insured: ACA)
8,600,000              New York City Municipal Water Finance Authority Water & Sewer Systems Revenue      VMIG1/A1+  8,600,000
                       2003 Sub Series A, 1.15% due 6/15/2018 put 7/1/2003 (LOC: Bank of New York)
                       (daily demand notes)
10,450,000             New York City Transitional Finance Authority, 1.00% due 11/1/2022 put 7/1/2003     VMIG1/A1+  10,450,000
                       (daily demand notes)
1,500,000              New York City Transitional Refunding Future Tax Secured Series A, 4.50% due        Aa2/AA+    1,566,270
                       11/1/2004
1,040,000              New York Dormitory Authority, 6.00% due 7/1/2007 (Champlain Valley Physicians      NR/AAA     1,196,666
                       Project; Insured: Connie Lee)
1,895,000              New York Dormitory Authority Revenues, 6.00% due 9/1/2008 pre-refunded 9/1/2005    NR/AA      1,992,498
                       (Norton Healthcare Project)
1,600,000              New York Dormitory Authority Revenues Mental Health Services Facilities            Aaa/AAA    1,810,208
                       Improvement B, 5.00% due 8/15/2010 (Insured: MBIA)
4,000,000              New York Dormitory Authority Revenues Series B, 5.25% due 11/15/2026 put           Aaa/AAA    4,514,600
                       5/15/2012 (Insured: AMBAC)
560,000                New York Medical Care Facilities Finance Agency Revenue, 6.40% due 11/1/2014       Aaa/AAA    567,739
                       (Insured: FSA)
1,000,000              New York Series B, 5.50% due 8/1/2011 (Insured: MBIA)                              Aaa/AAA    1,157,530
2,200,000              New York Series B, 0.95% due 10/1/2021 put 7/1/2003 (daily demand notes)           VMIG1/A1+  2,200,000
12,000,000             New York State Dormitory Authority Revenues, 4.00% due 12/15/2005                  NR/AA      12,746,760
2,500,000              New York State Urban Development Corp. Revenue Refunding Facilities A, 6.50% due   Aaa/AAA    3,044,550
                       1/1/2011 (Correctional Capital Project; Insured: FSA)
1,320,000              New York Thruway Authority General Revenue Special Obligation, 0% due 1/1/2006     NR/BBB     1,251,202
255,000                New York Urban Development Corp. Revenue University Facilities Grants, 6.00% due   A3/AA-     280,502
                       1/1/2006
3,425,000              New York Urban Development Corp. Series 7, 6.00% due 1/1/2006                      A3/AA-     3,767,534
710,000                Oneida County Industrial Development Agency Series C, 6.00% due 1/1/2009 (Civic    NR/AA      822,379
                       Facility Faxton Hospital Project; Insured: Radian)
2,000,000              Tobacco Settlement Financing Corp. New York Revenue Asset Backed Series A-1C,      NR/AA-     2,091,680
                       5.00% due 6/1/2012
1,000,000              Tobacco Settlement Financing Corp. New York Revenue Asset Backed Series A-1C,      NR/AA-     1,049,270
                       5.25% due 6/1/2012
170,000                Westchester County IDA Civic Facility Revenue, 6.25% due 4/1/2005 (Julia Dykman    NR/NR      172,502
                       Project)
North Carolina         (2.10%)
1,000,000              Charlotte Certificates Participation Series B, 5.00% due 6/1/2006 (FY Project)     Aa1/AA+    1,098,000
135,000                Gastonia Housing Corp. First Lien Rev Series A, 5.75% due 7/1/2004 (Golfview       NR/A-      135,612
                       Village Square Apartment Project)
925,000                North Carolina Capital Facilities Finance Agency Educational Facilities Revenue    Aaa/AAA    1,026,944
                       Series A, 5.00% due 4/1/2007 (Johnson & Wales University Project; Insured: XL
                       Capital)
2,860,000              North Carolina Eastern Municipal Power Agency Power Systems Revenue, 6.125% due    Aaa/AAA    3,367,393
                       1/1/2009 (Insured: MBIA)
3,000,000              North Carolina Eastern Municipal Power Agency Power Systems Revenue Refunding      Baa3/BBB   3,238,860
                       Series D, 5.375% due 1/1/2011
650,000                North Carolina Eastern Municipal Power Agency Power Systems Revenue Series C,      Baa3/BBB   696,455
                       5.25% due 1/1/2012
1,000,000              North Carolina Eastern Municipal Power Agency Power Systems Series A, 5.50% due    Baa3/BBB   1,089,160
                       1/1/2012
1,055,000              North Carolina Eastern Municipal Power Agency Power Systems Series C, 5.25% due    Baa3/BBB   1,125,727
                       1/1/2013
2,400,000              North Carolina Municipal Power Agency Number 1 Catawba Electric Revenue, 6.00%     Aaa/AAA    2,839,608
                       due 1/1/2010 (Insured: MBIA)
2,505,000              North Carolina Municipal Power Agency Number 1 Catawba Electric Revenue Series     Baa1/BBB+  2,808,030
                       A, 5.50% due 1/1/2013
1,000,000              North Carolina Municipal Power Agency Number 1 Catawba Electric Revenue Series     Baa1/BBB+  1,145,010
                       B, 6.375% due 1/1/2013
3,400,000              North Carolina Municipal Power Agency Series A, 6.00% due 1/1/2007 (Insured:       Aaa/AAA    3,862,808
                       MBIA)
3,700,000              North Carolina Municipal Power Agency Series A, 6.00% due 1/1/2008 (Insured:       Aaa/AAA    4,280,678
                       MBIA)
1,030,000              University of North Carolina Systems Pool Revenue Refunding Series B, 5.00% due    Aaa/AAA    1,170,935
                       4/1/2012 (Insured: AMBAC)
North Dakota           (0.10%)
910,000                Grand Forks Health Care Systems Revenue Bond Series 1997, 6.25% due 8/15/2005      Aaa/AAA    996,031
                       (Altru Health System Project; Insured: MBIA)
Ohio                   (3.50%)
2,510,000              Bellefontaine Hospital Revenue Refunding, 6.00% due 12/1/2013 (Mary Rutan Health   NR/BBB     2,595,516
                       Associates Project)
4,415,000              Cleveland Cuyahoga County Port Authority Revenue, 6.00% due 11/15/2010             NR/NR      4,762,019
2,255,000              Cuyahoga County Hospital Revenue Refunding Series B, 6.00% due 1/15/2006           A2/A       2,476,193
                       (University Hospital Health Systems Project)
1,400,000              Hudson City Library Improvement, 6.35% due 12/1/2011                               Aa2/NR     1,704,206
585,000                Lake County Sewer & Water District Improvement, 5.30% due 12/1/2011                Aa2/NR     649,572
1,680,000              Lorain County Hospital Revenue Refunding & Improvement Catholic Healthcare A,      A1/AA-     1,694,549
                       5.00% due 10/1/2003
1,200,000              Lorain County Hospital Revenue Refunding Catholic Healthcare Partners B, 6.00%     Aaa/AAA    1,394,352
                       due 9/1/2008 (Insured: MBIA)
1,300,000              Mahoning Valley District Water Refunding, 5.85% due 11/15/2008 (Insured: FSA)      Aaa/AAA    1,528,228
770,000                Mahoning Valley District Water Refunding, 5.90% due 11/15/2009 (Insured: FSA)      Aaa/AAA    918,063
2,250,000              Montgomery County Revenue, 6.00% due 12/1/2008 (Catholic Health Initiatives        Aa2/AA     2,587,320
                       Project)
2,385,000              Montgomery County Revenue, 6.00% due 12/1/2009 (Catholic Health Initiatives        Aa2/AA     2,762,498
                       Project)
1,530,000              Montgomery County Revenue, 6.00% due 12/1/2010 (Catholic Health Initiatives        Aa2/AA     1,767,380
                       Project)
1,000,000              Montgomery County Solid Waste Revenue, 6.00% due 11/1/2005 (Insured: MBIA)         Aaa/AAA    1,105,650
2,000,000              Ohio State Building Authority Refunding Adult Corrections Facilities, 5.00% due    Aaa/AAA    2,214,640
                       10/1/2006 (Insured: FSA)
4,000,000              Ohio State Building Authority Refunding State Correctional Facilities A, 4.60%     Aa2/AA     4,036,720
                       due 10/1/2003
4,000,000              Ohio State Building Authority State Facilities, 6.125% due 10/1/2011               Aa2/AA     4,132,280
                       pre-refunded 10/1/2003 @ 102 (Adult Control Building A Project)
1,000,000              Ohio State Highway Capital Improvement Series C, 5.00% due 5/1/2006                Aa1/AAA    1,096,600
5,000,000              Ohio State Unlimited Tax General Obligation Series A, 5.75% due 6/15/2010          Aa1/AA+    5,804,800
680,000                Plain Local School District Capital Appreciation, 0% due 12/1/2006 (Insured:       Aaa/NR     639,064
                       FGIC)
845,000                Plain Local School District Capital Appreciation, 0% due 12/1/2007 (Insured:       Aaa/NR     766,550
                       FGIC)
975,000                Reading Revenue Development, 6.00% due 2/1/2009 (St. Mary's Educational            NR/AA      1,123,190
                       Institute Project; Insured: Radian)
Oklahoma               (1.60%)
675,000                Broken Arrow, 4.40% due 12/1/2005                                                  Aa3/AA-    676,607
1,235,000              Claremore Public Works Authority Revenue Refunding, 6.00% due 6/1/2006 (Insured:   Aaa/NR     1,389,634
                       FSA)
1,340,000              Claremore Public Works Authority Revenue Refunding, 6.00% due 6/1/2007 (Insured:   Aaa/NR     1,541,992
                       FSA)
740,000                Jenks Aquarium Authority Revenue First Mortgage, 5.50% due 7/1/2010 (Insured:      Aaa/NR     836,119
                       MBIA)
740,000                Oklahoma  Development Finance Authority Health Facilities Revenue, 5.75% due       Aaa/AAA    856,187
                       6/1/2011 (Insured: AMBAC)
2,380,000              Oklahoma Authority Revenue Refunding Health Systems Obligation Group Series A,     Aaa/AAA    2,708,345
                       5.75% due 8/15/2007 (Insured: MBIA)
2,340,000              Oklahoma Authority Revenue Refunding Health Systems Obligation Group Series A,     Aaa/AAA    2,716,014
                       6.00% due 8/15/2010 (Insured: MBIA)
5,000,000              Oklahoma Housing Development Authority Revenue Lease Purchase Program Series A,    Aa3/NR     5,377,250
                       5.10% due 11/1/2005
2,650,000              Tulsa County Independent School District, 4.50% due 8/1/2006                       Aa3/A+     2,881,053
1,000,000              Tulsa Metropolitan Utility Authority Water Series A, 5.60% due 11/1/2004           NR/AA-     1,057,300
750,000                Tulsa Public Facilities Authority Solid Waste Steam & Electric Revenue Refunding   Aaa/AAA    790,035
                       Series 1994, 5.45% due 11/1/2004 (Ogden Martin Systems of Tulsa Project;
                       Insured: AMBAC)
Oregon                 (0.40%)
1,070,000              Clackamas County Hospital Facility Authority Revenue Refunding Series A, 5.50%     NR/NR      1,070,385
                       due 9/15/2008 (Odd Fellows Home Project)
1,325,000              Emerald People's Utility District Revenue, 7.20% due 11/1/2003 (Insured: FGIC)     Aaa/AAA    1,352,362
1,000,000              Medford Hospital Facilities Authority Revenue Series A, 5.25% due 8/15/2006        Aaa/AAA    1,102,300
                       (Asante Health Systems Project; Insured: MBIA)
640,000                Portland Oregon, 4.40% due 3/1/2004                                                Aa2/NR     654,867
750,000                Salem Oregon Water & Sewer Revenue, 6.00% due 6/1/2005 (Insured: MBIA)             Aaa/AAA    816,150
Pennsylvania           (2.90%)
1,505,000              Allegheny County Hospital Development Health Series B, 6.30% due 5/1/2009 (South   Baa1/NR    1,564,583
                       Hills Health System Project)
1,000,000              Allegheny County Hospital Development Refunding, 4.40% due 11/1/2005 (Health       Aaa/AAA    1,064,480
                       Center UPMC Health Systems Project; Insured: MBIA)
395,000                Coatesville Area School District Series A Refunding, 5.00% due 10/1/2003           Aaa/AAA    399,041
                       (Insured: AMBAC)
305,000                Delaware County Authority Health Care Revenue, 6.00% due 11/15/2007 pre-refunded   Aaa/NR     316,410
                       11/15/2005 (Mercy Health Corp. Project)
1,000,000              Delaware County Pennsylvania Authority Revenue, 5.50% due 11/15/2007 (Insured:     Aaa/AAA    1,129,770
                       AMBAC)
4,250,000              Delaware County Pollution Control Refunding Series A, 5.20% due 4/1/2021 put       A3/BBB+    4,405,677
                       10/1/2004 (Peco Energy Co. Project)
1,000,000              Frazier Pennsylvania School District, 4.80% due 8/15/2003                          NR/SP1+    1,003,240
1,000,000              Geisinger Authority Health Systems Revenue, 5.50% due 8/15/2009                    Aa2/AA-    1,121,630
1,605,000              Manheim Township School Authority School Revenue Series 1978, 6.625% due           NR/AAA     1,797,793
                       12/1/2007 pre-refunded 12/1/2005
730,000                Montgomery County Higher Education & Health Authority, 6.25% due 7/1/2006          Baa3/NR    757,930
550,000                Montgomery County Higher Education & Health Authority, 6.375% due 7/1/2007         Baa3/NR    572,577
2,000,000              Montgomery County Industrial Development Authority Pollution Control Revenue       A2/BBB+    2,073,260
                       Series A, 5.20% due 10/1/2030 put 10/1/2004 (Peco Energy Co. Project)
150,000                Pennsylvania Higher Education Facilities Authority Revenue, 6.15% due 4/1/2004     Baa3/NR    155,858
                       (ETM)*
1,500,000              Pennsylvania Higher Educational Facilities Authority Health Services Revenue,      A3/A       1,596,195
                       5.50% due 1/1/2009 (University Pennsylvania Health Systems Project)
750,000                Pennsylvania Higher Educational Facility Series A, 6.00% due 1/1/2005              A3/A       795,803
                       (University Pennsylvania Health Systems Project)
4,500,000              Pennsylvania State Higher Educational Facilities Authority, 7.00% due 1/1/2009     A3/A       4,698,045
1,500,000              Pennsylvania State Higher Educational Facilities Authority Revenue, 4.00% due      VMIG1/NR   1,571,820
                       11/1/2032 put 11/1/2005 (LOC: Allied Irish Banks P.L.C.)
5,255,000              Pennsylvania State Unrefunded First Series, 5.00% due 4/15/2005                    Aa2/AA     5,349,905
1,520,000              Philadelphia Authority For Industrial Development Revenues, 8.00% due 1/1/2014     Aaa/NR     1,610,774
                       pre-refunded 7/1/2004
1,000,000              Philadelphia Hospital & Higher Education Facilities Authority Revenue, 5.50% due   A1/AA-     1,089,230
                       5/15/2006 (Jefferson Health Systems Project)
1,255,000              Sayre Pennsylvania Health Care Facilities Authority Series A, 5.00% due 7/1/2008   Aaa/AAA    1,397,304
                       (Latrobe Area Hospital Project; Insured: AMBAC)
1,320,000              Sayre Pennsylvania Health Care Facilities Authority Series A, 5.00% due 7/1/2009   Aaa/AAA    1,474,031
                       (Latrobe Area Hospital Project; Insured: AMBAC)
1,400,000              Sayre Pennsylvania Health Care Facilities Authority Series A, 5.25% due 7/1/2011   Aaa/AAA    1,581,706
                       (Latrobe Area Hospital Project; Insured: AMBAC)
1,000,000              Sayre Pennsylvania Health Care Facilities Authority Series A, 5.25% due 7/1/2012   Aaa/AAA    1,132,910
                       (Latrobe Area Hospital Project; Insured: AMBAC)
Rhode Island           (2.10%)
860,000                Providence Public Building Authority Refunding Series B, 5.50% due 12/15/2003      Aaa/AAA    877,811
                       (Insured: FSA)
1,075,000              Providence Public Building Authority Refunding Series B, 5.75% due 12/15/2007      Aaa/AAA    1,244,828
                       (Insured: FSA)
1,000,000              Providence Public Building Authority School Project Series B, 5.00% due            Aaa/AAA    1,087,810
                       12/15/2005 (Insured: MBIA)
1,000,000              Providence Public Building Authority School Project Series B, 4.00% due            Aaa/AAA    1,079,550
                       12/15/2006 (Insured: MBIA)
1,000,000              Providence Public Building Authority School Project Series B, 4.00% due            Aaa/AAA    1,085,070
                       12/15/2007 (Insured: MBIA)
1,880,000              Providence Series C, 5.50% due 1/15/2012 (Insured: FSA)                            Aaa/AAA    2,197,701
4,455,000              Rhode Island Bond Authority Revenue Refunding Series A, 5.00% due 10/1/2005        Aaa/AAA    4,814,519
                       (State Public Projects; Insured: AMBAC)
10,085,000             Rhode Island Bond Authority Revenue Refunding Series A, 5.00% due 10/1/2006        Aaa/AAA    11,160,565
                       (State Public Projects; Insured: AMBAC)
2,075,000              Rhode Island Economic Development Corp. Revenue, 5.75% due 7/1/2010 (Providence    NR/AA      2,358,611
                       Place Mall Project; Insured: Radian)
1,960,000              Rhode Island State Health & Education Building, 4.50% due 9/1/2009 (Butler         NR/A+      2,111,449
                       Hospital Project; LOC: Fleet National Bank)
South Carolina         (1.40%)
2,050,000              Charleston County Certificates of Participation, 6.00% due 12/1/2007 (Insured:     Aaa/AAA    2,389,193
                       MBIA)
1,000,000              Medical University South Carolina Hospital Facilities Revenue, 5.50% due           Baa2/BBB+  1,082,560
                       7/1/2005 (ETM)*
945,000                Piedmont Municipal Power Agency Electric Revenue, 6.375% due 1/1/2006 (Insured:    Aaa/AAA    1,052,059
                       FGIC)
400,000                Piedmont Municipal Power Agency Electric Revenue Variable Refunding Series C,      VMIG1/A1+  400,000
                       1.20% due 1/1/2022 put 7/8/2003 (Insured: MBIA) (weekly demand notes)
5,000,000              Richland County Environmental Improvement Revenue Refunding Series A, 4.25% due    Baa2/BBB   5,222,800
                       10/1/2007 (International Paper Co. Project)
2,000,000              South Carolina State Public Service Authority Revenue Refunding Series D, 5.00%    Aa2/AA-    2,166,180
                       due 1/1/2006
2,315,000              South Carolina State Public Service Authority Revenue Refunding Series D, 5.00%    Aa2/AA-    2,548,815
                       due 1/1/2007
1,000,000              South Carolina State Refunding, 4.50% due 4/1/2005 (Capital Improvement Project)   Aaa/AAA    1,022,540
1,720,000              York County Refunding, 5.00% due 6/1/2006 (Insured: FSA)                           Aaa/AAA    1,889,076
South Dakota           (0.50%)
1,160,000              South Dakota Health & Educational Facilities Authority Revenue, 5.00% due          Aaa/AAA    1,286,730
                       9/1/2010 (Rapid City Regional Hospital Project; Insured: MBIA)
1,100,000              South Dakota Health & Educational Facilities Authority Revenue, 5.50% due          Aaa/AAA    1,259,291
                       9/1/2011 (Rapid City Regional Hospital Project; Insured: MBIA)
1,250,000              South Dakota Lease Revenue Series 93-B, 8.00% due 9/1/2003 (Insured: FSA)          Aaa/AAA    1,264,400
2,235,000              South Dakota State Building Authority Lease Revenue, 6.625% due 9/1/2012           Aaa/AAA    2,300,620
                       pre-refunded 9/1/2004 @100 (Insured: AMBAC)
Tennessee              (0.50%)
2,420,000              Clarksville Natural Gas Refunding, 5.00% due 11/1/2004                             NR/BBB+    2,510,726
870,000                Franklin Industrial Development Multi Family Refunding Housing Series A, 5.75%     Aaa/AAA    930,221
                       due 4/1/2010 (Insured: FSA)
1,000,000              Hamilton County Industrial Development Board, 5.75% due 9/1/2005 (Insured: FGIC)   Aaa/AAA    1,093,810
1,050,000              Shelby County Tennessee Series A, 0% due 5/1/2011 pre-refunded 5/1/2005 @ 69.561   Aa2/AA+    713,580
985,000                Tennessee Housing Development Agency Mortgage Finance Series A, 5.70% due          A1/AA      1,006,611
                       7/1/2008
Texas                  (11.60%)
1,000,000              Amarillo Health Facilities Corp. Hospital Revenue, 5.50% due 1/1/2011 (Baptist     Aaa/NR     1,127,460
                       St. Anthony's Hospital Corp. Project; Insured: FSA)
1,000,000              Austin Texas Refunding, 5.00% due 3/1/2011                                         Aa2/AA+    1,126,370
1,000,000              Austin Utility Systems Revenue Refunding Comb Series A, 5.60% due 5/15/2007        Aaa/AAA    1,023,510
                       (Insured: MBIA)
1,000,000              Bell County Health Facilities Development Corp. Revenue Series A, 6.25% due        Aaa/AAA    1,180,630
                       8/15/2010 (Scott & White Memorial Hospital Project; Insured: MBIA)
1,800,000              Bexar County Housing Finance Corp. Multi Family Housing Revenue, 5.00% due         Aaa/NR     1,926,522
                       1/1/2011 (Insured: MBIA)
1,250,000              Cedar Hill Independent School District Capital Appreciation Refunding, 0% due      NR/AAA     950,713
                       8/15/2010 (Guarantee: PSF)
1,700,000              Clint Independent School District Refunding, 5.50% due 2/15/2011 (Guarantee:       Aaa/AAA    1,967,359
                       PSF)
1,425,000              Clint Independent School District Refunding, 5.50% due 2/15/2012 (Guarantee:       Aaa/AAA    1,637,667
                       PSF)
3,300,000              Coppell Independent School District Capital Appreciation Refunding, 0% due         NR/AAA     3,004,782
                       8/15/2007 (Guarantee: PSF)
1,025,000              Corpus Christi Business & Job Development Corp. Sales Tax Revenue, 5.00% due       Aaa/AAA    1,162,463
                       9/1/2012 (Refunding & Improvement Arena Project; Insured: AMBAC)
2,200,000              Corpus Christi Independent School Refunding, 5.45% due 8/15/2003 (PSF Guarantee)   Aaa/AA     2,208,184
2,000,000              Corpus Christi Utility Systems Revenue Refunding, 5.50% due 7/15/2005 (Insured:    Aaa/AAA    2,168,440
                       FSA)
4,070,000              Corpus Christi Utility Systems Revenue Refunding, 5.50% due 7/15/2006 (Insured:    Aaa/AAA    4,541,184
                       FSA)
2,000,000              Corpus Christi Utility Systems Revenue Refunding, 5.50% due 7/15/2008 (Insured:    Aaa/AAA    2,299,700
                       FSA)
4,780,000              Corpus Christi Utility Systems Revenue Refunding, 5.50% due 7/15/2009 (Insured:    Aaa/AAA    5,546,855
                       FSA)
1,735,000              Cypress Fairbanks Independent School District Unrefunded Balance Series A,         Aaa/AAA    1,742,686
                       6.125% due 8/1/2011 (PSF Guarantee)
1,080,000              Dallas Independent School District Unrefunded Balance, 5.60% due 8/15/2004 (PSF    Aaa/AAA    1,086,124
                       Guarantee)
450,000                Dallas Tax Increment Financing Reinvestment Zone 2, 5.75% due 8/15/2006            NR/AA      497,777
                       (Insured: Radian)
1,200,000              Dallas/Fort Worth Regional Airport Revenue Refunding Joint Series A, 7.375% due    Aaa/AAA    1,283,112
                       11/1/2011 (Insured: FGIC)
1,245,000              Duncanville Independent School District Capital Appreciation Refunding Series B,   Aaa/AAA    899,077
                       0% due 2/15/2012 (Guarantee: PSF)
4,945,000              Duncanville Independent School District Refunding Series B, 0% due 2/15/2011       Aaa/AAA    3,761,513
                       (Guarantee: PSF)
4,500,000              Ector County Hospital District Hospital Revenue Refunding, 5.50% due 4/15/2004     Aaa/AAA    4,652,010
                       (Insured: MBIA)
3,800,000              Fort Worth Water & Sewer Revenue Refunding & Improvement, 5.25% due 2/15/2011      Aa2/AA     4,256,266
1,390,000              Fort Worth Water & Sewer Revenue Series 2001, 5.25% due 2/15/2011 (Tarrant &       Aa2/AA     1,585,226
                       Denton County Project)
2,005,000              Grapevine Texas, 5.25% due 2/15/2012 (Insured: FGIC)                               Aaa/AAA    2,184,768
4,000,000              Gulf Coast Waste Disposal Authority Environmental Facilities Revenue Refunding,    Baa2/BBB+  4,206,800
                       4.20% due 11/1/2006 (Occidental Project)
1,000,000              Gulf Coast Waste Disposal Authority Texas Revenue Refunding, 5.00% due 10/1/2010   Aaa/AAA    1,134,330
                       (Bayport Area Systems Project; Insured: AMBAC)
1,000,000              Gulf Coast Waste Disposal Authority Texas Revenue Refunding, 5.00% due 10/1/2011   Aaa/AAA    1,131,540
                       (Bayport Area Systems Project; Insured: AMBAC)
750,000                Harlingen Consolidated Independent School, 7.50% due 8/15/2009 (Guarantee: PSF)    Aaa/AAA    952,335
500,000                Harris County Health Facilities Development Corp. Hospital Revenue Refunding       Aaa/AAA    604,075
                       Series A, 6.00% due 6/1/2012 (Memorial Hospital Systems Project; Insured: MBIA)
4,410,000              Harris County Health Facilities Development Corp. Thermal Utility Revenue, 5.45%   Aaa/AAA    5,063,606
                       due 2/15/2011 (Insured: AMBAC)
600,000                Harris County Health Facilities Hospital Series A, 6.00% due 6/1/2010 (Memorial    Aaa/AAA    698,784
                       Hospital Systems Project; Insured: MBIA)
755,000                Harris County Hospital District Mortgage Revenue, 7.40% due 2/15/2010 (Insured:    Aaa/AAA    864,422
                       AMBAC) (ETM)*
1,045,000              Harris County Hospital District Mortgage Revenue Unrefunded Balance Refunding,     Aaa/AAA    1,236,277
                       7.40% due 2/15/2010 (Insured: AMBAC)
10,000,000             Harris County Hospital District Revenue Refunding, 5.75% due 2/15/2011 (Insured:   Aaa/AAA    11,452,300
                       MBIA)
2,000,000              Harris County Hospital District Revenue Refunding, 5.75% due 2/15/2012 (Insured:   Aaa/AAA    2,258,640
                       MBIA)
3,260,000              Harris County Sports Authority Revenue Capital Appreciation Senior Lien Series     Aaa/AAA    2,548,798
                       G, 0% due 11/15/2010 (Insured: MBIA)
3,000,000              Hays Consolidated Independent School District Capital Appreciation, 0% due         Aaa/AAA    2,241,450
                       8/15/2011 (Guarantee: PSF)
500,000                Irving Independent School District Capital Appreciation, 0% due 2/15/2004          Aaa/AAA    496,985
                       (Guarantee: PSF)
1,000,000              Lewisville Combination Contract Revenue, 4.125% due 5/1/2031 put 11/1/2006         NR/AA-     1,061,370
                       (Special Assessment Castle Hills Project Number 3; LOC: Wells Fargo Bank)
500,000                Lower Colorado River Authority Revenue Refunding & Improvement, 8.00% due          Aaa/AAA    654,785
                       5/15/2010 (Insured: FSA)
3,065,000              Mesquite Independent School District Capital Appreciation Refunding, 0% due        NR/AAA     2,210,662
                       8/15/2011 (Guarantee: PSF)
1,415,000              Midlothian Independent School District Capital Appreciation Refunding, 0% due      Aaa/NR     1,253,365
                       2/15/2008 (Guarantee: PSF)
1,200,000              Midlothian Independent School District Capital Appreciation Refunding, 0% due      Aaa/NR     1,016,340
                       2/15/2009 (Guarantee: PSF)
700,000                Midtown Redevelopment Authority Texas Tax, 6.00% due 1/1/2010 (Insured: Radian)    NR/AA      799,680
740,000                Midtown Redevelopment Authority Texas Tax, 6.00% due 1/1/2011 (Insured: Radian)    NR/AA      849,572
2,275,000              New Caney Independent School District Capital Appreciation Refunding, 0% due       Aaa/AAA    2,222,379
                       2/15/2005 (Guarantee: PSF)
710,000                Northside Independent School District Series A, 2.25% due 8/1/2031 put 8/1/2004    VMIG1/A1+  710,717
6,000,000              Sam Rayburn Municipal Power Agency Refunding, 5.50% due 10/1/2012                  Baa2/BBB-  6,530,100
1,970,000              Socorro Independent School District Series A, 5.75% due 2/15/2011 (Guarantee:      NR/AAA     2,250,252
                       PSF)
965,000                Southlake Tax Increment Certificates Obligation Series B, 0% due 2/15/2007         Aaa/AAA    852,886
                       (Insured: AMBAC)
1,120,000              Southlake Tax Increment Certificates Obligation Series B, 0% due 2/15/2008         Aaa/AAA    941,002
                       (Insured: AMBAC)
1,275,000              Southlake Tax Increment Certificates Obligation Series B, 0% due 2/15/2009         Aaa/AAA    1,009,583
                       (Insured: AMBAC)
1,440,000              Southlake Tax Increment Certificates Obligation Series B, 0% due 2/15/2010         Aaa/AAA    1,069,056
                       (Insured: AMBAC)
500,000                Spring Branch Independent School District, 7.50% due 2/1/2011 (Guarantee: PSF)     Aaa/AAA    643,310
580,000                Tarrant County Health Facilities, 5.875% due 11/15/2007 (Adventist/Sunbelt         A3/A       650,221
                       Health System Project)
650,000                Tarrant County Health Facilities, 6.00% due 11/15/2009 (Adventist/Sunbelt Health   A3/A       741,065
                       System Project)
730,000                Tarrant County Health Facilities, 6.10% due 11/15/2011 (Adventist/Sunbelt Health   A3/A       828,878
                       System Project)
1,400,000              Tarrant County Health Facilities Development Corp., 5.75% due 2/15/2011 (Texas     Aaa/AAA    1,574,258
                       Health Resources Project; Insured: MBIA)
1,000,000              Texarkana Health Facilities Development Corp. Hospital Revenue, 5.75% due          Aaa/AAA    1,145,230
                       10/1/2008 (Insured: MBIA)
1,945,000              Texas Affordable Housing Corp. M  Series A, 4.85% due 9/1/2012 (Insured: MBIA)     Aaa/AAA    2,096,768
2,000,000              Texas Affordable Housing Corp. Portfolio A, 4.85% due 9/1/2012 (Insured: MBIA)     Aaa/AAA    2,156,060
1,000,000              Texas Public Finance Authority Building Revenue State Preservation Project         Aaa/AAA    1,184,530
                       Series B, 6.00% due 8/1/2011 (Insured: FSA)
6,700,000              Texas State Public Finance Authority Building Revenue Capital Appreciation         Aaa/AAA    6,554,744
                       Refunding, 0% due 2/1/2005 (Insured: MBIA)
7,000,000              Texas State Turnpike Authority Central Texas Turnpike Systems Rev. Bond            Aa3/AA     7,850,990
                       Anticipation Note 2nd Tier, 5.00% due 6/1/2008
1,000,000              Travis County, 5.00% due 3/1/2007                                                  Aaa/AAA    1,108,230
500,000                Travis County, 5.00% due 3/1/2010                                                  Aaa/AAA    554,820
2,300,000              Travis County Health Development Corp. Series A, 5.75% due 11/15/2008 (Insured:    Aaa/AAA    2,643,735
                       MBIA)
1,000,000              Travis County Health Facilities Development Corp. Revenue Ascension Health         Aaa/AAA    1,140,100
                       Credit Series A, 5.75% due 11/15/2007 (Insured: MBIA)
3,750,000              Travis County Health Facilities Development Corp. Revenue Series A, 5.75% due      Aaa/AAA    4,342,537
                       11/15/2009 (Insured: MBIA)
2,000,000              Travis County Health Facilities Development Series A, 5.75% due 11/15/2010         Aaa/AAA    2,293,920
                       (Ascension Health Project; Insured: MBIA)
1,000,000              University of Texas Permanent University Fund, 8.00% due 7/1/2003 (ETM)*           Aaa/AAA    1,000,190
2,020,000              Washington County Health Facilities Development Corp. Revenue, 5.35% due           NR/A       2,227,939
                       6/1/2009 (Insured: ACA)
Utah                   (1.30%)
370,000                Intermountain Power Agency Power Supply Revenue Capital Appreciation B, 0% due     A1/A+      364,605
                       7/1/2004
630,000                Intermountain Power Agency Power Supply Revenue Capital Appreciation Series B,     A1/A+      624,229
                       0% due 7/1/2004 (ETM)*
385,000                Intermountain Power Agency Power Supply Revenue Series A, 5.20% due 7/1/2006       A1/A+      392,742
                       (ETM)*
355,000                Intermountain Power Agency Power Supply Revenue Series A, 5.00% due 7/1/2012       Aaa/AAA    355,032
                       (Insured: MBIA) (ETM)*
4,000,000              Intermountain Power Agency Power Supply Revenue Series A, 5.50% due 7/1/2013       A1/A+      4,080,440
                       (ETM)*
500,000                Intermountain Power Agency Utah Power Supply Series E, 6.25% due 7/1/2009          Aaa/AAA    600,515
                       (Insured: FSA)
2,500,000              Salt Lake County Housing Authority MFHR Refunding Series 1993, 5.40% due           Aaa/NR     2,544,925
                       12/15/2018 put 12/15/2003 (Summertree Project; LOC: FNMA)
1,500,000              Salt Lake County Municipal Building, 5.50% due 10/1/2009                           Aa1/AA+    1,750,890
840,000                Snyderville Basin Sewer Improvement, 5.00% due 11/1/2006 (Insured: AMBAC)          Aaa/AAA    934,811
510,000                Utah Board Regents Auxiliary Systems & Student Fee Revenue Refunding Series A,     NR/AA      573,169
                       5.00% due 5/1/2010
1,570,000              Utah County Municipal Building Authority Lease Revenue, 5.00% due 11/1/2010        Aaa/NR     1,781,636
                       (Insured: AMBAC)
265,000                Utah Housing Finance Agency Refunding Single Family Mortgage, 5.35% due 7/1/2003   Aaa/AA     265,024
                       (Insured: FHA/VA)
500,000                Utah State University Hospital Board of Regents Revenue, 5.50% due 8/1/2005        Aaa/AAA    542,180
                       (Insured: AMBAC)
1,000,000              Utah State University Hospital Board of Regents Revenue, 5.25% due 8/1/2008        Aaa/AAA    1,117,530
                       (Insured: MBIA)
890,000                Utah Water Finance Agency Revenue Pooled Loan Financing Program Series A, 5.00%    Aaa/NR     1,009,144
                       due 10/1/2011 (Insured: FHA/VA)
Vermont                (0.10%)
880,000                Vermont Educational & Health Buildings Financing Agency Revenue, 6.00% due         NR/BBB     940,183
                       9/1/2006 (Northwestern Medical Center Project)
Virginia               (1.90%)
1,010,000              Alexandria Industrial Development Authority Revenue, 5.75% due 10/1/2007           Aaa/AAA    1,164,530
                       (Insured: AMBAC)
1,070,000              Alexandria Industrial Development Authority Revenue, 5.75% due 10/1/2008           Aaa/AAA    1,251,622
                       (Insured: AMBAC)
1,130,000              Alexandria Industrial Development Authority Revenue, 5.75% due 10/1/2009           Aaa/AAA    1,335,931
                       (Insured: AMBAC)
1,195,000              Alexandria Industrial Development Authority Revenue, 5.75% due 10/1/2010           Aaa/AAA    1,418,847
                       (Insured: AMBAC)
4,000,000              Capital Region Airport Commission Virginia Refunding Series B, 8.125% due          Aaa/AAA    4,339,040
                       7/1/2014 (Insured: AMBAC)
1,500,000              Chesterfield County Industrial Development, 5.50% due 10/1/2009 (Vepco Project)    A3/BBB+    1,605,270
2,075,000              Fairfax County Economic Development Authority Lease Revenue, 5.30% due 5/15/2004   Aa1/AA+    2,152,626
                       (Government Center Project)
530,000                Hampton General Obligation Refunding Bond, 5.85% due 3/1/2007                      Aa2/AA     534,145
500,000                Hampton Hospital Facilities Revenue Series A, 5.00% due 11/1/2005                  Aa2/AA     537,420
3,000,000              Hampton Redevelopment Housing Authority Multi Family Housing Refunding Series      Baa1/A1+   3,072,900
                       1994, 7.00% due 7/1/2024 put 7/1/2004 (Chase Hampton Apartments Project; LOC:
                       Credit Suisse)
1,460,000              Norton Industrial Development Authority Hospital Revenue Refunding Improvement,    NR/A       1,651,523
                       5.75% due 12/1/2012 (Norton Community Hospital Project; Insured: ACA)
3,000,000              Suffolk Redevelopment Housing Authority MFHR, 7.00% due 7/1/2024 put 7/1/2004      Baa2/NR    3,048,870
                       (Chase Heritage @ Dulles Project)
3,000,000              Suffolk Redevelopment Housing Authority Refunding, 4.85% due 7/1/2031 put          Aaa/NR     3,256,350
                       7/1/2011 (Windsor at Potomac Project; Collateralized: FNMA)
Washington             (3.40%)
1,760,000              Energy Northwest Washington Wind Project Revenue Series A, 4.95% due 7/1/2008      A3/A-      1,872,869
705,000                Energy Northwest Washington Wind Project Revenue Series B, 4.95% due 7/1/2008      A3/A-      750,212
785,000                Energy Northwest Washington Wind Project Revenue Series B, 5.20% due 7/1/2010      A3/A-      832,940
950,000                Grant County Priest Rapids Hydroelectric, 6.00% due 1/1/2006 (Insured: AMBAC)      Aaa/AAA    1,052,144
1,885,000              King County School District Number 414 Lake Washington Refunding, 3.00% due        Aa1/AA     1,936,837
                       12/1/2004
1,880,000              Lewis County Washington Public Utility District Refunding, 5.00% due 10/1/2007     Aa1/AA-    2,088,492
575,000                Seattle Municipal Light & Power Revenue, 5.45% due 11/1/2010 pre-refunded          Aa3/A+     595,194
                       11/1/03 @ 102
1,425,000              Seattle Municipal Light & Power Revenue, 5.45% due 11/1/2010                       Aa3/A+     1,472,994
1,000,000              Seattle Municipal Light & Power Revenue Refunding, 4.75% due 7/1/2007 (Insured:    Aaa/AAA    1,098,810
                       FSA)
2,655,000              Seattle Municipal Light & Power Revenue Refunding, 5.30% due 11/1/2007             Aa3/A+     2,746,916
                       pre-refunded 11/1/2003 @ 102
1,000,000              Spokane Regional Solid Waste Refunding, 5.00% due 12/1/2005 (Insured: AMBAC)       Aaa/AAA    1,080,040
1,000,000              Spokane Regional Solid Waste Refunding, 5.00% due 12/1/2006 (Insured: AMBAC)       Aaa/AAA    1,102,850
1,000,000              Spokane Regional Solid Waste Refunding, 5.25% due 12/1/2007 (Insured: AMBAC)       Aaa/AAA    1,125,380
550,000                Tacoma Conservation Systems Project Revenue, 6.20% due 1/1/2006 (Tacoma Public     Aa1/AA-    591,090
                       Utilities Project)
800,000                University of Washington Alumni Association Lease Revenue Refunding, 4.50% due     Aaa/AAA    829,088
                       8/15/2004 (University of Washington Medical Center Project; Insured: MBIA)
900,000                University of Washington Alumni Association Lease Revenue Refunding, 4.50% due     Aaa/AAA    953,136
                       8/15/2005 (University of Washington Medical Center Project; Insured: MBIA)
1,000,000              University of Washington Alumni Association Lease Revenue Refunding, 5.00% due     Aaa/AAA    1,091,880
                       8/15/2006 (University of Washington Medical Center Project; Insured: MBIA)
1,100,000              University of Washington Alumni Association Lease Revenue Refunding, 5.00% due     Aaa/AAA    1,215,753
                       8/15/2007 (University of Washington Medical Center Project; Insured: MBIA)
1,500,000              Washington Health Care Facilities, 5.50% due 12/1/2009 (Providence Services        Aaa/AAA    1,716,705
                       Project; Insured: MBIA)
2,500,000              Washington Public Power Supply Refunding Series A, 5.00% due 7/1/2011 (Insured:    Aaa/AAA    2,783,750
                       FSA)
1,140,000              Washington Public Power Supply System Refunding Revenue, 0% due 7/1/2008           Aa1/AA-    986,590
                       (Nuclear Project Number 3)
1,655,000              Washington Public Power Supply System Series 96-A, 6.00% due 7/1/2006 (Insured:    Aaa/AAA    1,864,540
                       MBIA)
1,000,000              Washington Public Power Supply Systems, 6.00% due 7/1/2008 (Nuclear Project        Aaa/AAA    1,168,760
                       Number 1; Insured: AMBAC)
3,445,000              Washington Public Power Supply Systems Refunding Series B, 0% due 7/1/2004         Aa1/AA-    3,399,836
                       (Nuclear Project Number 3)
1,000,000              Washington Public Power Supply Systems Revenue Refunding Series A, 5.10% due       Aaa/AAA    1,128,790
                       7/1/2010 (Nuclear Project Number 2; Insured: FSA)
830,000                Washington Public Power Supply Systems Revenue Refunding Series B, 0% due          Aa1/AA-    718,307
                       7/1/2008 (Nuclear Project Number 3)
1,000,000              Washington State Health Care Facilities Authority Revenue, 4.00% due 7/1/2005      Aaa/AAA    1,046,310
                       (Overlake Hospital Medical Center Project; Insured: MBIA)
985,000                Washington State Higher Education Facilities Authority Revenue Series A, 5.70%     Aaa/AAA    999,568
                       due 11/1/2011 (Insured: MBIA)
900,000                Washington State Public Power Supply, 5.40% due 7/1/2012 (Insured: FSA)            Aaa/AAA    1,037,835
5,000,000              Washington State Public Power Supply Systems Revenue Refunding Series A, 6.00%     Aaa/AAA    5,653,800
                       due 7/1/2007 (Nuclear Project Number 1; Insured: AMBAC)
West Virginia          (0.20%)
585,000                Harrison County Nursing Facility Revenue Refunding, 5.625% due 9/1/2010 (Salem     NR/NR      593,898
                       Health Care Corp. Project; LOC: Fleet Bank)
193,938                Marion County SFMR Series 1992, 7.75% due 7/10/2011                                NR/NR      199,418
2,000,000              West Virginia Statewide Commission Lottery Revenue Series 1997-A, 5.50% due        Aaa/AAA    2,165,120
                       7/1/2005 (Insured: MBIA)
Wisconsin              (0.70%)
1,500,000              Bradley Pollution Control Revenue, 6.75% due 7/1/2009 (Owens Illinois Waste        B1/BB+     1,851,885
                       Project) (ETM)*
3,325,000              Milwaukee Wisconsin, 5.00% due 3/15/2005                                           Aa2/AA     3,533,511
800,000                Wisconsin State Health & Educational Facilities Authority, 5.90% due 8/15/2005     Aaa/AAA    869,960
                       (Wheaton Franciscan Services Inc. Project; Insured: MBIA)
2,000,000              Wisconsin State Health & Educational Facilities Authority Revenue, 6.00% due       Aaa/AAA    2,288,360
                       8/15/2008 (Aurora Health Care Inc. Project; Insured: MBIA)
500,000                Wisconsin Transportation Revenue Series A, 5.50% due 7/1/2012 pre-refunded         Aa3/AA-    587,915
                       7/1/2010 @ 100
Wyoming                (0.30%)
1,615,000              West Park Hospital District Revenue, 5.90% due 7/1/2010 (Insured: ACA)             NR/A       1,745,750
2,500,000              Wyoming Farm Loan Board Revenue, 0% due 4/1/2009                                   NR/AA-     2,093,100
Municipal Trust Certs. (0.70%)
2,778,427              Clipper Caraval Tax Exempt Certificate Series 1998, 4.50% due 10/6/2005            Aaa/NR     2,825,632
                       (Insured: AMBAC)
5,600,000              Municipal Tax Exempt Trust Certificate Class A1 to A5, 4.60% due 8/6/2008          NR/AAA     5,922,896
                       (Insured: AMBAC)

                       TOTAL INVESTMENTS  (100%) (Cost $1,249,257,949)                                         $ 1,316,577,099

+ Credit ratings are unaudited.
* Escrowed to maturity
See notes to financial statements.


Report of independent auditors

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio   June 30,
2003

To the Board of Directors and Class I Shareholders of
Thornburg Limited Term Municipal Fund, Inc. - National Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Thornburg Limited Term Municipal Fund, Inc.- National Portfolio (the "Fund") at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the Class I shares for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the year ended June 30, 1999 were audited by other independent accountants whose report dated July 27, 1999 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP

New York, New York
July 30, 2003


Index Comparisons

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio

LIMITED TERM MUNICIPAL FUND - NATIONAL PORTFOLIO
Index Comparison
Compares performance of Limited Term Municipal Fund - National Portfolio, the Lehman 5-Year General Obligation Bond Index and the Consumer Price Index for the periods ended June 30, 2003. On June 30, 2003, the weighted average securities ratings of both the Index and the Fund were AA and the weighted average portfolio maturities of the Index and the Fund were 4.9 years and 4.3 years, respectively. Past performance of the Index and the Fund may not be indicative of future performance. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

Thornburg Limited Term Municipal Fund - National Portfolio Class I Total Returns, Since July 5, 1996, versus Lehman 5 Year GO Index and Consumer Price
Index (C.P.I.)


Lehman 5 yr. GO Index
 Fund I Shares
 CPI

Class I Shares Average Annual Total Returns
(Period ended 6/30/03)
One year:                  6.36%
Three years:               6.72%
Five years:                5.27%
>From inception (7/5/96):   5.47%





Directors and Officers

Thornburg Limited Term Municipal Fund - National Portfolio

Name, Address (1)   Position(s)       Term of        Principal                              Member of       Other
And Age             Held with         Office         Occupation(s)                          Portfolios      Directorships
                    Fund (2)          and            During Past                            in Fund         Held by
                                      Length of      5 Years                                Complex         Director or
                                      Time                                                  Overseen        Nominee for
                                      Served                                                by Director     Director
                                                                                                            or Nominee
                                                                                                            for Director (2)

Interested Directors

Garrett Thornburg,  Chairman         Director        CEO, Chairman and Controlling          Twelve          None
 57                 of the           Since           Shareholder of Thornburg
                    Board of         1984;           Investment Management, Inc.
                    Directors,       (4)             (investment adviser) and Thornburg
                    Treasurer (3)                    Securities Corporation (securities
                                                     dealer); Chairman of
                                                     Trustees of Thornburg
                                                     Investment Trust
                                                     (registered investment
                                                     company); CEO and Chairman
                                                     of Thornburg Mortgage, Inc.
                                                     (real estate investment
                                                     trust); Chairman of
                                                     Thornburg Mortgage Advisory
                                                     Corporation (investment
                                                     manager to Thornburg
                                                     Mortgage, Inc.).

Independent Directors

David D. Chase,     Director         Director        Chairman, President and CEO            Twelve          Trustee,
62                                   since 2001      of general partner of Vestor                           Thornburg
                                     (4)             Partners, LP, Santa Fe, NM                             Investment Trust
                                                     (private equity fund); Chairman
                                                     and CEO of Vestor Holdings,
                                                     Inc., Santa Fe, NM (merchant
                                                     bank).

Eliot R. Cutler,    Director         Director        Partner, Akin, Gump, Strauss,          Two             Director of
56                                   since 1984      Hauer & Feld, LLP, Washington                          Skanska, AB
                                     (4)             D.C. (law firm) since November                         (construction services)
                                                     2000; partner, Cutler & Stanfield,
                                                     Washington, D.C. (law firm)
                                                     until November 2000.

James E. Monaghan, Jr., Director     Director        President, Monaghan &                  Two             None
56                                   since 1984      Associates, Inc. and
                                     (4)             Strategies West, Inc. Denver,
                                                     Colorado (business consultants).

A.G. Newmyer III,   Director         Director        Private investor and management        Two             None
53                                   since 1984      consultant.
                                     (4)

Advisory Director

Richard M. Curry,  Advisory          Advisory        Managing Director, McDonald           Not applicable   None
60                 Director (6)      Director (5)    & Co., Cincinnati, Ohio
                                     Since           (securities dealer) and District
                                     2002 (6)        President, Key Bank, Cincinnati,
                                                     Ohio, since March 2000.

Officers of the Fund (who are not Directors) (7)

Brian J. McMahon,  President         President       President and Managing Director       Not applicable   Not applicable
47                 since 1997                        of Thornburg Investment
                   (4)                               Management, Inc.; President
                                                     of Thornburg Investment Trust

Dawn B. Fischer,   Secretary         Secretary       Vice President, Secretary and         Not applicable   Not applicable
56                                   Since 1984      Managing Director of Thornburg
                                     (4)             Investment Management, Inc.;
                                                     Secretary and Assistant Treasurer
                                                     of Thornburg Investment
                                                     Trust; Secretary of Thornburg
                                                     Securities Corporation; Vice
                                                     President, Daily Tax Free
                                                     Income Fund, Inc. (registered
                                                     investment company).

Steven J. Bohlin, Vice President     Vice             Vice President and Managing          Not applicable   Not applicable
44                                   President        Director of Thornburg Investment
                                     Since 1991       Management, Inc.; Vice President
                                     (4)              and Treasurer of Thornburg
                                                      Investment Trust.

George T. Strickland, Vice President Vice             Vice President and Managing          Not applicable   Not applicable
40                    Treasureer     President        Director of Thornburg Investment
                                     Since 1999;      Management, Inc.; Vice President
                                     Treasurer        of Thornburg Investment Trust.
                                     since 2003

Leigh Moiola,     Vice President     Vice             Vice President, and Managing         Not applicable   Not applicable
36                                   President        Director since 1998, of
                                     Since 1999       Thornburg Investment Management,
                                     (4)              Inc.; Vice President of Thornburg
                                                      Investment Trust since 2001.

Kenneth Ziesenheim, Vice President   Vice             Managing Director of Thornburg       Not applicable   Not applicable
49                                   President        Investment Management, Inc.;
                                     Since 1995       President of Thornburg Securities
                                     (4)              Corporation; Vice President of
                                                      Thornburg Investment Trust.

Kerry D. Lee, Vice President         Vice             Associate of Thornburg Investment    Not applicable   Not applicable
36                                   President        Management, Inc.; Vice President
                                     Since 1999       of Thornburg Investment Trust
                                     (4)              since 1999.

Dale Van Scoyk,   Vice President     Vice             Account Manager for Thornburg        Not applicable   Not applicable
56                                   President        Investment Management, Inc.
                                     Since 1999       1997-1999, and Managing Director
                                     (4)              and Vice President since 1999;
                                                      Vice President of Thornburg
                                                      Investment Trust since
                                                      1998; National Account
                                                      Manager for Heartland Funds
                                                      1993-1997.

Joshua Gonze,     Vice President     Vice             Associate and Vice President of      Not applicable   Not applicable
40                                   President        Thornburg Investment Management,
                                     Since 2001       Inc. since 1999; Vice President of
                                     (4)              Thornburg Investment Trust since
                                                      2001

Christopher Ihlefeld, Vice President Vice             Associate and Vice President of     Not applicable   Not applicable
32                                   President        Thornburg Investment Mgt, Inc.;
                                     Since 1999       Assistant Vice President of
                                     (4)              Thornburg Investment Trust
                                                      since 1999.



(1) Each person's address is 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501.
(2) The Fund is one of two separate investment "funds" or "portfolios" of
    Thornburg Limited Term Municipal Fund, Inc. (the "Company"), organized as a
    Maryland corporation. The Company currently has two funds, which are considered for certain regulatory purposes as parts of a "fund complex" with the nine funds of Thornburg Investment Trust. Thornburg Investment
    Management, Inc. is the investment adviser to, and manages, the eleven funds of the Company and Thornburg Investment Trust.
(3) Mr. Thornburg is considered an "interested" Director under the Investment
    Company Act of 1940 because he is a director and controlling shareholder of the investment adviser, Thornburg Investment Management, Inc., and is the sole director and controlling shareholder of Thornburg Securities
    Corporation, the distributor of shares for the Company.
(4) Thornburg Limited Term Municipal Fund, Inc.'s Amended By-Laws provide that each Director shall serve in office until the next annual meeting or the election and qualification of the Director's successor. In accordance with
    Maryland law, the Company does not hold an annual meeting each year; it may hold shareholder meetings as circumstances require. Officers serve at the pleasure of the Board of Directors.
(5) Mr. Cutler may be considered an "interested" Director of the Company because he is associated with a partnership which receives a portion of Thornburg
    Investment Management, Inc.'s revenues.
(6) As an Advisory Director, Mr. Curry serves at the pleasure of the Board of Directors.
(7) Assistant vice presidents, assistant secretaries and assistant treasurers are not shown.



The Fund's Statement of Additional Information includes additional information about the Directors and is available, without charge and upon request by calling 1-800-847-0200.

The Fund's Statement of Additional Information includes additional information about the Directors and is available, without charge and upon request by calling 1-800-847-0200.

Thornburg limited term municipal fund national portfolio - I shares Outperformed Tax-Exempt Money Market Funds

Investors sometimes ask us to compare Limited Term Municipal Fund - National Portfolio to money market fund returns. These investments have certain differences, and investors in Limited Term Municipal Fund - National Portfolio took more risk than money market fund investors to earn their higher returns.

Return from a hypothetical $10,000 investment
6/30/93* through 6/30/03

Lipper Tax-exempt
Money Market Index

$2,986

Thornburg Limited Term
Municipal Fund - Nat'l Portfolio I Shares
(after capital gains taxes)

$6,421

The chart above is for the Fund's Class I Shares only. Class A and Class C shares of the Fund have different sales charges and expenses. See the inside front cover page for the 30-day SEC yield and the total returns for one year, three years, five years, and since inception for the Class I shares.

*Prior to 7/5/96 the illustrations include actual returns of the Class A shares adjusted for the lower Institutional expenses. Note 1: Future increases, if any, of any of these investments may bear no relationship to prior increases. Quotations for the money fund averages are based upon 30-day yield quotations for tax-exempt money funds as quoted in "Lipper Tax-exempt Money Market Index" for the months covered by this analysis. The increase for the Class I shares of Thornburg Limited Term Municipal Fund - National Portfolio is based upon the dividends paid for the months covered by this analysis, the beginning NAV price at $13.59 per share and the ending NAV at $14.01 per share. These investments returned the $10,000 initial investment in addition to the amounts shown above.

Note 2: This analysis does not take into account the effect, if any, caused by state and local income taxes. The portion of the increase, if any, of Thornburg Limited Term Municipal Fund - National Portfolio representing appreciation of the share price is assumed to be taxed at a 15% federal tax rate. The average money market fund increases shown above may differ from the return of a particular money market fund. It is not possible to invest in these money fund averages.

Note 3: Generally, money market funds seek to maintain an investment portfolio with an average maturity of 90 days or less. Thornburg Limited Term Municipal Fund - National Portfolio invests in short-to-intermediate maturity municipal obligations. The net asset value of the money funds did not fluctuate. The net asset value of the Class I shares of LTMIX did vary from time to time, and will continue to vary in the future due to the effect of changes in interest rates on the value of the investments the Fund holds. The analysis assumes that the investor received the net asset value of the shares owned, plus accrued income, at time of sale. Redemptions are made at the then current net asset value, which may give you a gain or loss when you sell your shares. Note 4: This analysis assumes that the dividends from each of these investment vehicles were reinvested and compounded monthly. Most money funds declare dividends daily and pay them monthly. Thornburg Limited Term Municipal Fund - National Portfolio also declares dividends daily and pays them monthly.

Note 5: An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in such funds.

Investment Manager
Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

Principal Underwriter
Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

www.thornburg.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.

                     STATEMENT OF ADDITIONAL INFORMATION
                 (For Holders of Class A and Class C Shares)
                Relating to the Acquisition of the Assets of
         THORNBURG LIMITED TERM MUNICIPAL FUND CALIFORNIA PORTFOLIO
            a series of THORNBURG LIMITED TERM MUNICIPAL FUND, INC.
                           119 East Marcy Street
                         Santa Fe, New Mexico 87501
                               (800) 847-0200
                  by and in exchange solely for shares of
              THORNBURG CALIFORNIA LIMITED TERM MUNICIPAL FUND,
                   a series of THORNBURG INVESTMENT TRUST
                            119 East Marcy Street
                         Santa Fe, New Mexico 87501
                                (800) 847-0200

       This Statement of Additional Information, relating specifically to the proposed acquisition of substantially all of the assets of Thornburg Limited Term Municipal Fund California Portfolio (the "Fund"), a series of Thornburg Limited Term Municipal Fund, Inc., by Thornburg Limited Term California Municipal Fund (the "New Fund"), a series of Thornburg Investment Trust, in exchange solely for voting shares of the New Fund, consists of this cover page and the following documents, each of which is attached hereto and incorporated by reference herein:

       1. Thornburg Limited Term Municipal Funds Statement of Additional Information ___________, 2004, [to be added by amendment];

       2. Thornburg Funds Statement of Additional Information dated February 1, 2004, [to be added by amendment]; and

       3. Thornburg Limited Term Municipal Fund California Portfolio Annual Report, June 30, 2003; and

       4. Thornburg Limited Term Municipal Fund California Portfolio Semiannual Report, December 31, 2003 [to be added by amendment].

       This Statement of Additional information is not a prospectus. A Prospectus/Proxy Statement dated _________________, 2004 relating to the above referenced acquisition may be obtained from Thornburg Investment Trust at the number and address shown above. This Statement of Additional Information relates to, and should be read with, the Prospectus/Proxy Statement.

       The financial statements of Thornburg Limited Term Municipal Fund California Portfolio contained in its Annual Report to shareholders for the fiscal year ended June 30, 2003 have been audited by PricewaterhouseCoopers, LLP, that Fund's independent auditors.

       The date of this Statement of Additional Information is _________, 2004.


Thornburg Limited Term Municipal Fund California Portfolio

Annual Report June 30, 2003

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio ALL DATA AS OF 6/30/03.
Fund facts:  Thornburg Limited Term Municipal Fund, Inc. - California
Portfolio
                                          A Shares  C Shares

Annualized Distribution Rate (at NAV)       2.72%    2.36%

SEC Yield                                   1.54%    1.20%

NAV                                        $13.20   $13.21

Maximum Offering Price                     $13.40   $13.21

 Total returns:    (Annual Average - After Subtracting Maximum Sales
Charge)

One Year                                    3.24%    4.51%

Three Years                                 4.76%    4.86%

Five Years                                  4.05%    3.97%

Ten Years                                   4.37%    N/A

Since Inception                             5.43%    4.36%

Inception Date                            2/19/87   9/1/94

The investment return and principal value of an investment in the fund will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.

Maximum sales charge of the Fund's Class A Shares is 1.50%.

The data quoted represent past performance and may not be construed as a guarantee of future results.

The SEC Yield is computed in accordance with SEC standards measuring the net investment income per share over a specified 30-day period expressed as a percentage of the maximum offering price of the Fund's shares at the end of the period.

The distribution rate is calculated by taking the sum of the month's total distribution factors and dividing this sum by a 30-day period and annualizing to 360-day year. The value is then divided by the ending NAV to arrive at the annualized distribution yield. The yield is calculated on a periodic basis and is subject to change depending on the Fund's NAV and current distributions.

Letter to shareholders

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio

July 14, 2003

Dear Fellow Shareholder:

I am pleased to present the annual report for the California Portfolio of Thornburg Limited Term Municipal Fund. The net asset value of the Class A shares increased by 24 cents to $13.20 during the year ending June 30, 2003. If you were with us for the entire period, you received dividends of
37.9 cents per share. If you reinvested dividends, you received 38.4 cents per share. Investors who owned Class C shares received dividends of 33.9 and 34.3 cents per share, respectively.

Over the last year, interest rates on high-quality municipal bonds have fallen substantially. Falling interest rates drive up the price of most of the bonds owned by the Fund, and this has resulted in an increasing share price.

Your Thornburg Limited Term Municipal Fund, California Portfolio is a laddered portfolio of over 170 municipal obligations from all over the State. Approximately 97% of the bonds are rated A or better by one of the major rating agencies. Today, your Fund's weighted average maturity is 4.9 years; we always keep it below 5 years. As you know, we ladder the maturity dates of the bonds in your portfolio so that some of the bonds are scheduled to mature during each of the coming years. The following chart describes the percentages of your Fund's bond portfolio maturing in each of the coming years:

                      % of portfolio               Cumulative %
                    maturing within           maturing by end of
                      1 year = 9%                year 1 = 9%
                1 to 2 years = 9%                year 2 = 18%
                2 to 3 years = 14%               year 3 = 32%
                3 to 4 years = 8%                year 4 = 40%
                4 to 5 years = 13%               year 5 = 53%
                5 to 6 years = 11%               year 6 = 64%
                6 to 7 years = 6%                year 7 = 70%
                7 to 8 years = 6%                year 8 = 76%
                8 to 9 years = 11%               year 9 = 87%
               9 to 10 years = 10%              year 10 = 97

As of 6/30/03. Portfolio holdings can and do vary over time.

Three powerful trends seem to be driving recent performance of the municipal market. The first trend is persistent economic weakness. The U.S. unemployment rate, at 6.4%, has just hit a nine-year high. GDP growth is sputtering along at about 2%. Our European and Japanese trading partners are, by and large, worse off than are we, and the Federal Reserve Board appears to be at least as worried about deflation as it is about inflation. We continue to believe that low interest rates, tax cuts, and rising corporate profits will eventually lead to steady economic and employment growth and probably give rise to somewhat higher interest rates. However, that process is taking longer than we formerly thought and may not materialize until next year.

The second trend is financial stress in many of our cities and states. A combination of flat or declining tax revenues and rising expenses for items such as Medicaid and pension systems has led to large budget deficits for more than half of the 50 states. The challenges have led to a number of high-profile credit rating downgrades by the major bond rating agencies.

The deficit problem is particularly pronounced in California because of its magnitude ($38 billion at last count) and the inability of the government to reach consensus on how to deal with it. A variety of plans has been proposed, but none has been implemented as yet. In the meantime, the deficit continues to grow by an estimated $55 million per day. Thanks to a large and diverse economy and currently moderate debt levels, we expect that the State will continue to pay its bills, including principal and interest on its bonds. Until we see a viable plan implemented, however, we are maintaining very high credit quality in the California portfolio, with over 77% of the portfolio rated AAA by Moody's or Standard & Poor's.

It is notable that in the midst of these problems, many municipal credits are doing just fine. Standard & Poor's recently reported that, nationwide, upgrades outpaced downgrades in the second quarter of 2003 by a ratio of 1.6:1. This is because the municipal bond market is made up of much more than bond issues of the 50 states. Many of our cities, counties, school districts, water and sewer authorities, transportation authorities, and healthcare providers have benefited from stable revenues based upon property taxes, sales taxes, and fees for essential services. The municipal bond market, historically has a much lower default rate than the corporate bond market, and we continue to enjoy some success finding good bonds at relatively reasonable prices.

The third trend exerting pressure on the municipal market is the heavy supply of bonds. $198 billion of municipal bonds were issued in the first half of 2003, a 19% increase over the record pace of 2002. The first half total already exceeds full-year volume for 1994, 1995, and 1996. The heavy supply has often saturated traditional sources of demand and pushed high quality tax-free municipal bond yields to levels approaching taxable Treasury bond yields. The relative attractiveness of the municipal bond market should allow full coupon municipals to outperform the Treasury bond market if the heavy supply abates and yield ratios revert to historical norms.

The Wall Street Journal ran a front-page story on July 7, 2003, about retirees who are forced to pinch pennies as money market and CD rates plunge. We believe that laddering short and intermediate bonds -- as we have done for your account -- is the best way to address this problem. Laddering bonds moderates the income-flow risk of plunging short-term yields and the principal risk that affects all bonds when interest rates rise. To see how your Fund has performed over time relative to the money market fund averages, turn to the back of this report.

Over the years, the practice of laddering a diversified portfolio of short- and intermediate-maturity municipal bonds has allowed your Fund to perform consistently well in varying interest rate environments. Thank you for investing in the California Portfolio of Thornburg Limited Term Municipal Fund.

Sincerely,

George Strickland
Portfolio Manager

Past performance cannot guarantee future results.

Statement of assets and liabilities



Thornburg Limited Term Municipal Fund, Inc. - California Portfolio
                                                                June 30, 2003

ASSETS
Investments at value (cost $185,795,442) ........................$ 193,763,769
Cash ............................................................       31,071
Receivable for investments sold .................................      510,000
Receivable for fund shares sold .................................      672,287
Interest receivable .............................................    2,797,779
Prepaid expenses and other assets ...............................        2,850

                  Total Assets ..................................  197,777,756

LIABILITIES
Payable for investments purchased ...............................    3,702,692
Payable for fund shares redeemed ................................    1,422,827
Accounts payable and accrued expenses ...........................       72,326
Payable to investment advisor (Note 3) ..........................       95,916
Dividends payable ...............................................      136,359

                  Total Liabilities .............................    5,430,120

NET ASSETS ......................................................$ 192,347,636

NET ASSETS CONSIST OF:
     Net unrealized appreciation (depreciation) on investments ..$   7,968,327
     Accumulated net realized gain (loss) .......................     (794,213)
     Net capital paid in on shares of beneficial interest .......  185,173,522

                                                                 $ 192,347,636
NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share
  ($149,269,028 applicable to 11,304,831 shares of beneficial
  interest outstanding - Note 4) ................................$       13.20

Maximum sales charge, 1.50% of offering price ...................         0.20

Maximum Offering Price Per Share ................................$       13.40

Class C Shares:
Net asset value and offering price per share*
  ($22,486,977 applicable to 1,701,640 shares of beneficial
  interest outstanding - Note 4) ................................$       13.21

Class I Shares:
Net asset value, offering and redemption price per share
  ($20,591,631 applicable to 1,557,952 shares of beneficial
  interest outstanding - Note 4) ................................$       13.22

*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge. See notes to financial statements.

Statement of operations

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio
                                                       Year Ended June 30, 2003

INVESTMENT INCOME:
Interest income (net of premium amortized of $1,989,796) ........   $ 6,569,014

EXPENSES:
Investment advisory fees (Note 3) ...............................       850,698
Administration fees (Note 3)
         Class A Shares .........................................       170,338
         Class C Shares .........................................        23,226
         Class I Shares .........................................         7,644
Distribution and service fees (Note 3)
         Class A Shares .........................................       340,675
         Class C Shares .........................................       185,809
Transfer agent fees
         Class A Shares .........................................        57,397
         Class C Shares .........................................        19,589
         Class I Shares .........................................        16,005
Custodian fees (Note 3) .........................................       105,823
Registration and filing fees ....................................         4,362
Professional fees ...............................................        15,447
Accounting fees .................................................         9,809
Director fees ...................................................         7,071
Other expenses ..................................................        20,839

                  Total Expenses ................................     1,834,732
Less:
         Expenses reimbursed by investment advisor (Note 3) .....       (43,579)
         Distribution and service fees waived (Note 3) ..........       (92,904)
         Fees paid indirectly (Note 3) ..........................        (2,208)

                  Net Expenses ..................................     1,696,041

                  Net Investment Income .........................     4,872,973

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) on investments sold ....................        57,393
Increase (Decrease) in unrealized appreciation of investments ...     2,933,907

                  Net Realized and Unrealized
                  Gain (Loss) on Investments ....................     2,991,300

                  Net Increase (Decrease) in Net Assets Resulting
                  From Operations ...............................   $ 7,864,273


See notes to financial statements.



Statements of changes in net assets

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio

                                                                  Year Ended        Year Ended
                                                                June 30, 2003     June 30, 2002
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:
Net investment income .......................................   $   4,872,973    $   4,272,747
Net realized gain (loss) on investments sold ................          57,393           96,064
Increase (Decrease) in unrealized appreciation of investments       2,933,907
                                                                                     1,489,825


         Net Increase (Decrease) in Net Assets
            Resulting from Operations .......................       7,864,273        5,858,636

DIVIDENDS TO SHAREHOLDERS:
>From net investment income
         Class A Shares .....................................      (3,907,510)      (3,641,689)
         Class C Shares .....................................        (478,583)        (333,629)
         Class I Shares .....................................        (489,837)        (294,472)

FUND SHARE TRANSACTIONS (NOTE 4):
         Class A Shares .....................................      31,614,924       24,187,536
         Class C Shares .....................................       6,082,493        9,557,877
         Class I Shares .....................................      10,211,834        4,506,387


                  Net Increase (Decrease) in Net Assets .....      50,897,594       39,840,646

NET ASSETS:
         Beginning of year ..................................     141,450,042      101,609,396

         End of year ........................................   $ 192,347,636    $ 141,450,042



See notes to financial statements.

Notes to financial statements

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio

June 30, 2003

NOTE 1 - ORGANIZATION
Thornburg Limited Term Municipal Fund, Inc. (the "Company") was incorporated in Maryland on February 14, 1984. The Company was reorganized in 1986 as a series investment company with separate investment portfolios. The current portfolios are as follows: National Portfolio and California Portfolio (the "Fund"). The Company is an open-end diversified management investment company, registered under the Investment Company Act of 1940, as amended. The primary investment objective of the Company is to obtain as high a level of current income exempt from Federal income tax as is consistent with preservation of capital. In addition, the California Fund will invest primarily in Municipal Obligations originating in California with the objective of obtaining exemption of interest dividends from any income taxes imposed by California on individuals.

The Fund currently offers three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of the Fund represents an interest in the same portfolio of investments, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear both a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, the Fund may allocate among its classes certain expenses, to the extent applicable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Fund are limited to service and distribution fees, administrative fees, and certain transfer agent expenses.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES Significant accounting policies of the
Company are as follows:
Valuation of Investments: In determining the net asset value of the Fund, the Company utilizes an independent pricing service approved by the Board of Directors. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices, normally at 4:00 p.m. EST or at the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Company under the general supervision of the Board of Directors. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Federal Income Taxes: It is the policy of the Company to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore, no provision for Federal income tax is required.

When-Issued and Delayed Delivery Transactions: The Company may engage in when-issued or delayed delivery transactions. To the extent the Company engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Company makes a commitment to purchase a security for the Fund, on a when-issued basis, the Fund will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records on the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.

Dividends: Net investment income of the Fund is declared daily as a dividend on shares for which the Company has received payment. Dividends are paid monthly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid by check. Net capital gains, to the extent available, will be distributed at least annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and discounts on securities purchased are amortized to call dates or maturity dates of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Expenses common to all Funds are allocated among the Funds based upon their relative net asset values or other appropriate allocation methods.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Guarantees and Indemnifications: Under the Company's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business the Company enters into contracts with service providers that contain general indemnification clauses. The Company's maximum exposure under these arrangements is unknown. However, based on experience, the Company expects the risk of loss to be remote.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES Pursuant to an Investment Advisory Agreement, Thornburg Investment Management, Inc. (the "Advisor") serves as the investment advisor and performs services for which the fees are payable at the end of each month. For the year ended June 30, 2003, these fees were payable at annual rates ranging from .50 of 1% to .225 of 1% of the average daily net assets of the Fund. The Company also has entered into an Administrative Services Agreement with the Advisor, whereby the Advisor will perform certain administrative services for the shareholders of each class of the Fund's shares, and for which fees will be payable at an annual rate of up to .125 of 1% of the average daily net assets attributable to each class of shares. For the year ended June 30, 2003, the Advisor voluntarily reimbursed certain class specific expenses and administrative fees of $28,008 for Class A shares and $15,571 for Class I shares.

The Company has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the distributor of Fund shares. For the year ended June 30, 2003 the Distributor has advised the Fund that it earned commissions aggregating $4,017 from the sale of Class A shares, and collected contingent deferred sales charges aggregating $3,156 from redemptions of Class C shares of the Fund.

Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, the Company may reimburse to the Advisor amounts not to exceed .25 of 1% per annum of the average daily net assets attributable to each class of shares of the Fund for payments made by the Advisor to securities dealers and other financial institutions to obtain various shareholder related services. The Advisor may pay out of its own resources additional expenses for distribution of the Fund's shares.

The Company also has adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Fund's Class C shares, under which the Company can compensate the Distributor for services in promoting the sale of Class C shares of the Fund at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Fund under their respective Service and Distribution plans and Class C distribution fees waived by the Distributor for the year ended June 30, 200 are set forth in the statement of operations.

The Company has an agreement with the custodian bank to indirectly pay a portion of the custodian's fees through credits earned by the Fund's cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statement of operations. For the year ended June 30, 2003 fees paid indirectly were $2,208.

Certain officers and directors of the Company are also officers and /or directors of the Advisor and the Distributor. The compensation of unaffiliated directors is borne by the Company.

NOTE  4 - SHARES OF BENEFICIAL INTEREST
At June 30, 2003, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:



                                              Year Ended                    Year Ended
                                            June 30, 2003                 June 30, 2002
                                        Shares         Amount          Shares        Amount
Class A Shares
Shares sold ....................      5,242,685    $ 68,754,114       2,888,793    $ 37,226,901
Shares issued to shareholders in
   reinvestment of dividends ...        199,540       2,620,134         195,828       2,523,069
Shares repurchased .............     (3,028,552)    (39,759,324)     (1,208,763)    (15,562,434)

Net Increase (Decrease) ........      2,413,673    $ 31,614,924       1,875,858    $ 24,187,536

Class C Shares
Shares sold ....................        606,383    $  7,970,447         780,669    $ 10,078,776
Shares issued to shareholders in
   reinvestment of dividends ...         23,883         313,949          16,362         210,986
Shares repurchased .............       (168,027)     (2,201,903)        (57,081)       (731,885)

Net Increase (Decrease) ........        462,239    $  6,082,493         739,950    $  9,557,877

Class I Shares
Shares sold ....................      1,157,992    $ 15,228,991         506,711    $  6,532,257
Shares issued to shareholders in
   reinvestment of dividends ...         29,869         392,681          19,974         257,579
Shares repurchased .............       (411,162)     (5,409,838)       (176,918)     (2,283,449)

Net Increase (Decrease) ........        776,699    $ 10,211,834         349,767    $  4,506,387


NOTE 5 - SECURITIES TRANSACTIONS
For the year ended June 30, 2003, the Fund had purchase and sale transactions(excluding short-term securities) of $91,153,078 and $40,791,433, respectively.

NOTE 6 - INCOME TAXES
At June 30, 2003, information on the tax components of
capital is as follows:
Cost of investments for tax purpose         $        185,795,442

Gross tax unrealized appreciation           $          8,047,781
Gross tax unrealized depreciation                       (79,454)
Net tax unrealized appreciation
  (depreciation) on investments             $         7,968,327
Undistributed tax exempt income             $           136,359

At June 30, 2003, the Fund had tax basis capital losses, which may be carried over to offset future capital gains. Such losses expire as follows:
Capital loss carryovers expiring in:
         2004     $        373,652
         2008              205,990
         2009              214,571
                  $        794,213

The Fund utilized $57,393 of capital loss carry forwards during the year ended June 30, 2003. Unutilized tax basis capital losses may be carried forward to offset realized gains in future years. To the extent such carry forwards are used, capital gain distributions may be reduced to the extent provided by regulations.

Dividends paid by the Fund for the years ended June 30, 2003 and June 30, 2002, represent exempt interest dividends, which are excludable by shareholders from gross income for Federal income tax purposes.



Financial highlights
Thornburg Limited Term Municipal Fund, Inc. - California Portfolio
                                                                                   Year Ended June 30,

                                                             2003            2002           2001            2000           1999
Class A Shares:
Per Share Performance
(for a share outstanding throughout the year)

Net asset value, beginning of year ...................   $   12.96  $        12.79  $        12.59  $        12.75  $       12.90

Income from investment operations:
         Net investment income .......................        0.38            0.46            0.54            0.54           0.53
         Net realized and unrealized
                  gain (loss) on investments .........        0.24            0.17            0.20           (0.16)         (0.15)

Total from investment operations .....................        0.62            0.63            0.74            0.38           0.38
Less dividends from:
         Net investment income .......................       (0.38)          (0.46)          (0.54)          (0.54)         (0.53)

Change in net asset value ............................        0.24            0.17            0.20           (0.16)         (0.15)

Net asset value, end of year .........................   $   13.20  $        12.96  $        12.79  $        12.59  $       12.75

Total return (a) .....................................        4.83%           5.03%           6.00%           3.10%          2.97%

Ratios/Supplemental Data Ratios to average net assets:
         Net investment income .......................        2.87%           3.58%           4.26%           4.28%          4.11%
         Expenses, after expense reductions ..........        0.99%           1.00%           0.99%           0.99%          0.99%
         Expenses, after expense reductions
                  and net of custody credits .........        0.99%           0.99%             --             --             --
         Expenses, before expense reductions .........        1.02%           1.01%           1.05%           1.01%          1.02%

Portfolio turnover rate ..............................       26.03%          25.16%          15.45%          21.34%         21.71%

Net assets at end of year (000) .....................$       149,269  $     115,237  $       89,967   $      90,035  $     113,835


(a) Sales loads are not reflected in computing total return


                                                                                      Year Ended June 30,

                                                                 2003           2002         2001          2000        1999
Class C Shares:
Per Share Performance
(for a share outstanding throughout the year)

Net asset value, beginning of year ...................   $       12.97  $       12.80  $      12.61  $      12.76  $     12.91

Income from investment operations:
         Net investment income .......................            0.34           0.41          0.49          0.49         0.48
         Net realized and unrealized
                  gain (loss) on investments .........            0.24           0.17          0.19         (0.15)       (0.15)

Total from investment operations .....................            0.58           0.58          0.68          0.34         0.33
Less dividends from:
         Net investment income .......................           (0.34)         (0.41)        (0.49)        (0.49)       (0.48)

Change in net asset value ............................            0.24           0.17          0.19         (0.15)       (0.15)

Net asset value, end of year .........................   $       13.21  $       12.97  $      12.80  $      12.61  $     12.76

Total return .........................................            4.51%          4.60%         5.49%         2.73%        2.56%

Ratios/Supplemental Data Ratios to average net assets:
         Net investment income .......................            2.56%          3.15%         3.86%         3.88%        3.70%
         Expenses, after expense reductions ..........            1.30%          1.38%         1.40%         1.40%        1.40%
         Expenses, after expense reductions
                  and net of custody credits .........            1.30%          1.37%          --            --           --
         Expenses, before expense reductions .........            1.80%          1.86%         2.01%         1.94%        1.92%

Portfolio turnover rate ..............................           26.03%         25.16%        15.45%        21.34%       21.71%

Net assets at end of year (000) .....................    $      22,487   $     16,081   $     6,392   $     7,411  $     7,892



                                                                                       Year Ended June 30,

                                                                 2003         2002           2001            2000         1999
Class I Shares:
Per Share Performance
(for a share outstanding throughout the year)

Net asset value, beginning of year ...................   $       12.97  $       12.79  $       12.60  $       12.75  $      12.90

Income from investment operations:
         Net investment income .......................            0.42           0.51           0.59           0.58          0.58
         Net realized and unrealized
                  gain (loss) on investments .........            0.25           0.18           0.19          (0.15)        (0.15)

Total from investment operations .....................            0.67           0.69           0.78           0.43          0.43
Less dividends from:
         Net investment income .......................           (0.42)         (0.51)         (0.59)         (0.58)        (0.58)

Change in net asset value ............................            0.25           0.18           0.19          (0.15)        (0.15)

Net asset value, end of year .........................   $       13.22  $       12.97  $       12.79  $       12.60  $      12.75

Total return .........................................            5.27%          5.48%          6.28%          3.50%         3.33%

Ratios/Supplemental Data Ratios to average net assets:
         Net investment income .......................            3.20%          3.92%          4.60%          4.60%         4.45%
         Expenses, after expense reductions ..........            0.65%          0.66%          0.65%          0.65%         0.65%
         Expenses, after expense reductions
                  and net of custody credits .........            0.65%          0.65%           --              --           --
         Expenses, before expense reductions .........            0.75%          0.84%          0.98%          0.79%         0.78%

Portfolio turnover rate ..............................           26.03%         25.16%         15.45%         21.34%        21.71%

Net assets at end of year (000) .....................    $       20,592  $      10,133  $      5,520   $      5,793    $   12,724





Schedule of investments

Schedule of Investments
Thornburg Limited Term Municipal Fund, Inc. - California Portfolio
CUSIPS: CLASS A - 532-723-202, CLASS C - 532-723-707, CLASS I - 532-723-889
NASDAQ SYMBOLS: CLASS A - LTCAX, CLASS C - LTCCX, CLASS I - LTCIX

435,000         Abag Finance Authority, 4.75% due 10/1/2011 (California School of Mechanical Arts       A3/NR             $478,900
                Project)
455,000         Abag Finance Authority, 4.75% due 10/1/2012 (California School of Mechanical Arts       A3/NR             499,977
                Project)
1,200,000       Abag Finance Authority Variable Taxable Refunding Series C, 1.15% due 10/1/2027 put     NR/A1+            1,200,000
                7/1/2003 (LOC: BNP Paribus) (daily demand notes)
425,000         Alameda Certificates Participation, 4.60% due 5/1/2011                                  NR/A+             463,165
295,000         Alum Rock Union Elementary School District General Obligation Refunding Bonds, 8.00%    Aaa/AAA           353,487
                due 9/1/2006 (Insured: FGIC)
380,000         Alum Rock Union Elementary School District General Obligation Refunding Bonds, 8.00%    Aaa/AAA           470,808
                due 9/1/2007 (Insured: FGIC)
550,000         Anaheim City School District, 3.25% due 8/1/2004 (Insured: FGIC)                        Aaa/AAA           563,497
750,000         Bay Area Government Associates Lease Series 2002, 5.00% due 7/1/2004 (Insured: AMBAC)   Aaa/AAA           779,625
785,000         Bay Area Government Associates Lease Series 2002, 5.00% due 7/1/2005 (Insured: AMBAC)   Aaa/AAA           842,077
765,000         Bay Area Government Associates Lease Series 2002, 4.00% due 7/1/2006 (Insured: AMBAC)   Aaa/AAA           820,486
315,000         Bay Area Government Association Rapid Transit, 5.00% due 6/15/2008 (Insured: AMBAC)     Aaa/AAA           315,967
7,000,000       Bay Area Government Association Rapid Transit, 4.875% due 6/15/2009 (Insured: AMBAC)    Aaa/AAA           7,231,000
675,000         Bear Valley California Unified School District Series A, 4.00% due 8/1/2005 (Insured:   NR/AAA            713,057
                MBIA)
1,000,000       California Department Water Resources Revenue, 5.25% due 12/1/2005 (Central Valley      Aa2/AA            1,030,400
                Project)
160,000         California Educational Facilities Authority Revenue, 6.10% due 6/1/2008 (Keck           Baa2/NR           181,240
                Graduate Institute Project)
170,000         California Educational Facilities Authority Revenue, 6.10% due 6/1/2009 (Keck           Baa2/NR           194,086
                Graduate Institute Project)
500,000         California Educational Facilities Authority Revenue Series 1993, 5.15% due 9/1/2003     A1/NR             503,390
                (Santa Clara University Project)
750,000         California Health Facilities Authority Revenue, 5.45% due 10/1/2013 (Kaiser             A3/A              752,700
                Permanente Project)
500,000         California Health Facilities Authority Revenue Kaiser Permanente Med, 5.45% due         Aaa/AAA           503,905
                10/1/2013 (Insured: AMBAC)
500,000         California Health Facilities Financing Authority Revenue Kaiser Permanente Series A,    Aaa/AAA           558,005
                5.25% due 6/1/2012 (Insured: FSA)
700,000         California Health Facilities Financing Revenue, 6.40% due 10/1/2005 (Sisters of         Aa3/AA-           716,450
                Providence Project)
670,000         California HFA Revenue Series 1985-B, 9.875% due 2/1/2017                               Aa2/AA-           672,633
525,000         California Housing Finance Agency Revenue Series H, 7.00% due 8/1/2024                  Aa2/AA-           526,932
1,220,000       California Infrastructure & Economic Development, 5.35% due 12/1/2009 (American         NR/A              1,375,696
                Center For Wine and Food Arts Project; Insured: ACA)
500,000         California Mobile Home Park Financing Series A, 4.75% due 11/15/2010 (Insured: ACA)     NR/A              536,230
570,000         California Mobile Home Park Financing Series A, 5.00% due 11/15/2013 (Insured: ACA)     NR/A              615,475
300,000         California Pollution Control Financing Authority Series A, 5.90% due 6/1/2014 (San      A2/A              320,538
                Diego Gas & Electric Project)
2,650,000       California Pollution Control Solid Waste Authority, 6.75% due 7/1/2011 (ETM)*           Aaa/NR            3,046,731
1,000,000       California Pollution Control Solid Waste Authority Series B, 4.45% due 7/1/2027 put     NR/BBB            1,023,140
                7/1/2005 (Waste Management Inc. Project)
190,000         California Rural HMFA Single Family Mortgage Revenue, 5.25% due 6/1/2010                NR/AAA            205,681
                (Collateralized: GNMA/FNMA)
85,000          California Rural HMFA Single Family Mortgage Revenue, 5.65% due 6/1/2010                NR/AAA            92,329
                (Collateralized: GNMA/FNMA)
500,000         California State, 7.00% due 8/1/2003                                                    A2/A              502,385
1,500,000       California State, 11.00% due 8/1/2003 (Insured: FGIC)                                   Aaa/AAA           1,512,630
500,000         California State, 6.40% due 2/1/2006 (Insured: MBIA)                                    Aaa/AAA           560,650
2,000,000       California State, 7.50% due 10/1/2007 (Insured: MBIA)                                   Aaa/AAA           2,438,920
560,000         California State, 6.60% due 2/1/2010 (Insured: MBIA)                                    Aaa/AAA           679,207
1,250,000       California State, 6.50% due 9/1/2010 (Insured: AMBAC)                                   Aaa/AAA           1,528,200
1,500,000       California State, 5.50% due 3/1/2012 pre-refunded 3/1/2004                              Aaa/AAA           1,563,780
2,080,000       California State Department Water Resources Power Supply Series A, 5.50% due 5/1/2008   A3/BBB+           2,329,579
800,000         California State Department Water Resources Power Supply Series A, 5.25% due 5/1/2009   Aaa/AAA           910,504
                (Insured: MBIA)
1,000,000       California State Refunding, 5.75% due 10/1/2010 (Insured: FSA)                          Aaa/AAA           1,179,070
3,000,000       California State Refunding, 5.25% due 2/1/2011 (Insured: FSA)                           Aaa/AAA           3,411,240
3,000,000       California State Veterans - Series Bh, 5.20% due 12/1/2011 (Insured: FSA)               Aaa/AAA           3,308,760
1,000,000       California State Veterans Bonds, 9.50% due 2/1/2010 (Insured: MBIA)                     Aaa/AAA           1,380,590
320,000         California Statewide Community Development, 4.875% due 12/1/2010 (Sisters of Charity    Aaa/AAA           330,992
                Project; Insured: MBIA)
1,000,000       California Statewide Community Development Authority, 5.00% due 7/1/2005 (Insured:      Aaa/AAA           1,072,710
                FSA)
1,000,000       California Statewide Community Development Authority Insured Health Facility Revenue    NR/NR             1,055,680
                Series 1996-A, 6.00% due 9/1/2004 (San Gabriel Medical Center Project) (ETM)*
595,000         California Statewide Community Development Authority Revenue, 5.125% due 6/1/2008       Aaa/AAA           661,967
                (Louisiana Orthopedic Hospital Foundation Project; Insured: AMBAC)
1,000,000       California Statewide Community Development Authority Series 1996-A, 6.00% due           NR/NR             1,097,870
                9/1/2005 (San Gabriel Medical Center Project; Insured: California Health) (ETM)*
1,000,000       California Statewide Community Development Authority Solid Waste Revenue, 4.95% due     NR/BBB            1,017,710
                4/1/2011 put 4/1/2004 (Waste Management Inc. Project)
2,000,000       California Statewide Community Development Series E, 4.70% due 11/1/2036 put 6/1/2009   NR/A-1            2,150,560
                (Kaiser Permanente Project)
355,000         California Statewide Community Development Variable Series A, 1.20% due 1/1/2031 put    Aaa/A-1           355,000
                7/1/2003 (daily demand notes)
975,000         Capistrano Unified School District Number 92-1 Community Facilities District Special    NR/NR             1,170,175
                Tax, 7.10% due 9/1/2021 pre-refunded 9/1/2007
100,000         Castaic Lake Water Agency Refunding Water Systems Improvement Project Series A, 7.25%   Aaa/AAA           125,843
                due 8/1/2009 (Insured: MBIA)
780,000         Central Union High School District Imperial County Refunding, 5.00% due 8/1/2011        Aaa/AAA           885,854
                (Insured: FGIC)
830,000         Central Union High School District Imperial County Refunding, 5.00% due 8/1/2012        Aaa/AAA           944,863
                (Insured: FGIC)
205,000         Central Valley School Districts Financing Authority, 0% due 2/1/2007 (Insured: MBIA)    Aaa/AAA           189,531
800,000         Coachella Valley California Unified School District Certificates Participation          Aaa/AAA           908,848
                Refunding, 5.00% due 9/1/2012 (Insured: MBIA)
2,320,000       Desert Sands California Unified School District Series F, 4.00% due 3/1/2006 (Measure   Aaa/AAA           2,473,259
                O Project; Insured: MBIA)
550,000         East Side Union High School District Santa Clara County Series B, 6.625% due 8/1/2004   Aaa/AAA           583,187
                (Insured: MBIA)
500,000         East Side Union High School District Santa Clara County Series B, 6.625% due 8/1/2005   Aaa/AAA           554,470
                (Insured: MBIA)
700,000         East Side Union High School District Santa Clara County Series B, 6.625% due 8/1/2006   Aaa/AAA           807,163
                (Insured: MBIA)
840,000         East Side Union High School District Santa Clara County Series B, 6.625% due 8/1/2007   Aaa/AAA           993,392
                (Insured: MBIA)
2,730,000       El Monte Certificates of Participation Senior Department Public Services Facility       Aaa/AAA           3,072,861
                Phase II, 5.00% due 1/1/2009 (Insured: AMBAC)
500,000         Escondido Joint Powers Financing Authority Lease Revenue Refunding, 0% due 9/1/2013     Aaa/AAA           289,425
                (California Center For The Arts Project; Insured: AMBAC)
3,015,000       Escondido Multi Family Housing Revenue Refunding Bond Series 1997-A, 5.40% due          NR/AAA            3,230,241
                1/1/2027 put 7/1/2007 (Terrace Gardens Project; Collateralized: FNMA)
2,000,000       Folsom Cordova Unified School District School Facilities Improvement District-2         Aaa/AAA           2,086,900
                Series A, 4.50% due 10/1/2004 (Insured: MBIA)
200,000         Foothill De Anza Community College District Certificates of Participation, 7.35% due    NR/AA-            202,150
                3/1/2007 pre-refunded 9/1/2003
400,000         Fresno County Housing Authority Multi Family Revenue Refunding Series A, 4.90% due      NR/AAA            428,336
                11/1/2027 mandatory put 11/1/2007 (Housing Creek Park Apartments Project;
                Collateralized: FNMA)
575,000         Hawaiian Gardens Redevelopment Agency Refunding, 5.50% due 12/1/2008                    NR/BBB+           644,558
1,000,000       Irwindale Community Redevelopment Agency, 6.60% due 8/1/2018 pre-refunded 8/1/2005      Baa3/NR           1,127,270
420,000         Julian Union High School District, 4.875% due 11/1/2005 (Insured: MBIA)                 Aaa/AAA           447,649
165,000         Kern High School District, 7.00% due 8/1/2010 (ETM)*                                    A/NR              210,634
500,000         Kern High School District Refunding Series A, 6.30% due 8/1/2011 (Insured: MBIA)        Aaa/AAA           608,235
680,000         Kern High School District Series B, 9.00% due 8/1/2006 (ETM)*                           Aaa/AAA           835,149
250,000         Los Angeles Certificates of Participation, 0% due 9/1/2003                              A2/A              249,382
1,400,000       Los Angeles Certificates of Participation, 5.00% due 2/1/2012 (Insured: MBIA)           Aaa/AAA           1,579,998
835,000         Los Angeles Community Redevelopment Agency, 5.00% due 7/1/2009 (Cinerama Dome Public    NR/A              897,834
                Parking Project; Insured: ACA)
435,000         Los Angeles Community Redevelopment Agency, 5.75% due 7/1/2010 (Cinerama Dome Public    NR/A              483,198
                Parking Project; Insured: ACA)
2,125,000       Los Angeles Community Redevelopment Agency Series H, 6.50% due 12/1/2014 (Insured:      Aaa/AAA           2,209,702
                FSA)
5,000           Los Angeles Convention & Exhibition Center, 9.00% due 12/1/2020 pre-refunded            Aaa/AAA           5,924
                12/1/2005
275,000         Los Angeles Convention & Exhibition Center Authority Certificates Refunding, 0% due     Aaa/AAA           266,041
                8/15/2005 (Insured: AMBAC)
2,000,000       Los Angeles County Capital Asset, 5.00% due 4/1/2008 (Insured: AMBAC)                   Aaa/AAA           2,246,520
1,700,000       Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, 9.00% due   Aaa/AAA           2,154,818
                7/1/2007 (Insured: MBIA)
700,000         Los Angeles Department Airport Revenue Refunding Series A, 5.50% due 5/15/2010          Aaa/AAA           763,441
                (Insured: FGIC)
40,000          Los Angeles Department Water & Power Electric Plant Revenue Crossover Refunding,        Aaa/AA-           41,338
                9.00% due 9/1/2004 pre-refunded 9/1/2003
415,000         Los Angeles Department Water & Power Electric Plant Revenue Crossover Refunding,        Aa3/AA-           428,691
                9.00% due 9/1/2004
45,000          Los Angeles Department Water & Power Electric Plant Revenue Crossover Refunding,        Aa3/AA-           46,501
                9.00% due 9/1/2004 (ETM)*
3,000,000       Los Angeles Department Water & Power Revenue Series A, 5.25% due 7/1/2011 (Insured:     Aaa/AAA           3,456,330
                MBIA)
1,940,000       Los Angeles Multi Family Revenue, 5.85% due 12/1/2027 put 12/01/2007 (Collateralized:   NR/AAA            2,094,405
                FNMA)
585,000         Los Angeles Special Assessment, 3.75% due 3/1/2004 (Insured: AMBAC)                     Aaa/AAA           596,016
2,500,000       Los Angeles Unified School District Series E, 5.50% due 7/1/2012 (Insured: MBIA)        Aaa/AAA           2,940,275
355,000         Marysville Hospital Revenue, 5.55% due 1/1/2013 (Fremont - Rideout Health Group         Aaa/AAA           368,249
                Project; Insured: AMBAC)
2,800,000       Metropolitan Water District Southern California Waterworks Revenue, 0.95% due           VMIG1/A1+         2,800,000
                7/1/2035 put 7/1/2003 (daily demand notes)
1,000,000       Metropolitan Water District Southern California Waterworks Revenue Series C-1, 1.00%    VMIG1/A1+         1,000,000
                due 7/1/2036 put 7/1/2003 (daily demand notes)
3,000,000       Modesto High School District Stanislaus County Series A, 0% due 8/1/2012 (Insured:      Aaa/AAA           2,136,690
                FGIC)
1,205,000       Moorpark Mobile Home Park Revenue Series A, 5.80% due 5/15/2010 (Villa Delaware         NR/A              1,304,003
                Arroyo Project; Insured: ACA)
2,500,000       Natomas Unified School District California Certificates, 2.50% due 2/1/2028 put         Aaa/AAA           2,530,600
                2/1/2005 (Natomas High School Project)
1,400,000       New Haven Unified School District Refunding, 12.00% due 8/1/2006 (Insured: FSA)         Aaa/AAA           1,828,890
1,000,000       New Haven Unified School District Refunding, 12.00% due 8/1/2008 (Insured: FSA)         Aaa/AAA           1,452,050
1,000,000       Norco California Special Taxes Refunding Community Facilities District Number 93-1,     NR/NR             1,007,730
                5.40% due 7/1/2020
360,000         Northern California Power Agency Public Power Revenue, 5.65% due 7/1/2007 (Geothermal   Baa2/A-           415,102
                Project 3-A) (ETM)*
340,000         Northern California Power Agency Public Power Revenue, 5.65% due 7/1/2007               Baa2/A-           382,211
65,000          Oakland Redevelopment Agency, 7.40% due 5/1/2007 (Insured: AMBAC)                       Aaa/AAA           65,333
1,000,000       Orange County Airport Revenue Bond, 6.00% due 7/1/2007 (Insured: MBIA)                  Aaa/AAA           1,142,360
4,200,000       Orange County California Apartment Development Revenue Variable Rate, 1.00% due         VMIG1/NR          4,200,000
                11/1/2009 put 7/1/2003 (Laguna Summit Apartments X Project; LOC: Bank of America)
                (daily demand notes)
510,000         Orange County Local Transportation Authority Sales Tax Revenue, 6.00% due 2/15/2006     Aa2/AA+           568,497
600,000         Orange County Recovery Certificates Participation Series A, 6.00% due 7/1/2006          Aaa/AAA           678,798
                (Insured: MBIA)
2,000,000       Orange County Refunding Recovery, 6.50% due 6/1/2004 (Insured: MBIA)                    Aaa/AAA           2,100,280
2,000,000       Orange County Refunding Recovery, 6.50% due 6/1/2005 (Insured: MBIA)                    Aaa/AAA           2,196,100
1,000,000       Piedmont Unified School District Series B, 0% due 8/1/2013 pre-refunded 8/1/2007        Aa3/NR            636,970
3,350,000       Pittsburg California Redevelopment Agency Tax Allocation Refunding, 5.25% due           Aaa/AAA           3,867,675
                8/1/2012 (Los Medanos Community Development Project A; Insured: MBIA)
200,000         Pleasant Hill Multi Family Housing Refunding, 5.30% due 10/1/2020 put 10/1/2005         NR/AAA            212,928
                (Ellinwood Apartments Project; Collateralized: FNMA)
1,000,000       Pleasanton Unified School District Series B, 0% due 8/1/2016 (Insured: MBIA)            Aaa/AAA           497,760
580,000         Pomona Unified School District General Obligation, 5.35% due 2/1/2005 (Insured: MBIA)   Aaa/AAA           617,509
340,000         Pomona Unified School District General Obligation, 5.40% due 8/1/2005 (Insured: MBIA)   Aaa/AAA           368,791
320,000         Pomona Unified School District Refunding Series A, 6.10% due 2/1/2010 (Insured: MBIA)   Aaa/AAA           381,194
295,000         Porterville Certificates Participation, 6.10% due 10/1/2005 (Water Systems Refunding    Aaa/AAA           326,149
                Project; Insured: AMBAC)
1,000,000       Puerto Rico Commonwealth Highway & Transportation Authority, 5.50% due 7/1/2009         Aaa/AAA           1,163,230
                (Insured: FSA)
1,000,000       Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Refunding   Aaa/AAA           1,133,480
                Series Aa, 5.00% due 7/1/2008 (Insured: FGIC)
600,000         Puerto Rico Municipal Finance Agency Series A, 6.00% due 7/1/2011 (Insured: FSA)        Aaa/AAA           727,698
5,000,000       Rancho Santiago Community College District Series A, 4.00% due 9/1/2005 (Insured:       Aaa/AAA           5,292,550
                MBIA)
500,000         Richmond Joint Powers Financing Authority Revenue Series A, 5.20% due 5/15/2005         NR/A              533,100
500,000         Sacramento County Sanitation District Financing Authority Revenue, 4.80% due            Aaa/AA            517,780
                12/1/2004 (ETM)*
560,000         Sacramento County Sanitation District Financing Authority Revenue Series A, 5.75% due   Aa3/AA            663,370
                12/1/2009
800,000         Sacramento Municipal Utility District Electric Revenue, 5.30% due 11/15/2005            Aaa/AAA           829,080
                (Insured: FSA)
330,000         Sacramento Municipal Utility District Electric Revenue Refunding Series C, 5.75% due    Aaa/AAA           337,808
                11/15/2007 (Insured: MBIA) (ETM)*
2,335,000       Salinas Redevelopment Agency Tax Allocation Series A, 0% due 11/1/2022 (Insured: FSA)   Aaa/AAA           835,696
3,000,000       San Bernardino County Multi Family Housing Revenue Refunding Series A, 4.75% due        Aaa/NR            3,235,860
                12/15/2031 put 12/15/2011 (Collateralized: FNMA)
190,000         San Bernardino County Special Taxes Community Facilities District Number 2002-1,        NR/NR             200,634
                5.10% due 9/1/2011
205,000         San Bernardino County Special Taxes Community Facilities District Number 2002-1,        NR/NR             217,093
                5.20% due 9/1/2012
300,000         San Bernardino County Special Taxes Community Facilities District Number 2002-1,        NR/NR             319,092
                5.30% due 9/1/2013
175,000         San Bernardino County Transportation Authority Sales Tax Revenue Series A, 6.00% due    Aaa/AAA           186,349
                3/1/2010 (Insured: FGIC) (ETM)*
1,250,000       San Bernardino Multi Family Housing Refunding, 4.45% due 5/1/2031 mandatory put         NR/AAA            1,331,575
                5/1/2011 (Alberta Park Vista Apts A Project; Collateralized: FNMA)
430,000         San Diego Public Facilities Financing Authority Lease Revenue, 7.00% due 4/1/2005       Aaa/AAA           472,407
                (Insured: MBIA)
455,000         San Diego Public Facilities Financing Authority Lease Revenue, 7.00% due 4/1/2006       Aaa/AAA           521,958
                (Insured: MBIA)
425,000         San Diego Public Facilities Financing Authority Lease Revenue, 7.00% due 4/1/2007       Aaa/AAA           502,966
                (Insured: MBIA)
500,000         San Francisco Bay Area Rapid Transit Refunding Sales Tax Revenue, 0% due 7/1/2004       Aaa/AAA           494,335
                (Insured: AMBAC)
1,000,000       San Francisco Bay Area Transit Bridge Toll Notes, 5.625% due 8/1/2006 (Insured: ACA)    NR/A              1,102,350
1,100,000       San Francisco International Airport Revenue Series Issue 13B, 8.00% due 5/1/2007        Aaa/AAA           1,282,215
                (Insured: MBIA)
895,000         San Joaquin County Certificates of Participation, 5.90% due 9/1/2003 (General           A2/A-             902,464
                Hospital Project) (ETM)*
2,200,000       San Jose Evergreen Community College District Series C, 0% due 9/1/2011 (Insured:       Aaa/AAA           1,593,592
                AMBAC)
2,700,000       San Jose Financing Authority Lease Revenue Series D, 5.00% due 6/1/2039 mandatory put   Aaa/AAA           2,962,413
                6/1/2006 (Civic Center Project; Insured: AMBAC)
500,000         San Jose Redevelopment Agency Tax Allocation, 5.75% due 8/1/2011 (Merged Area           A2/A              511,680
                Redevelopment Project Series B)
1,900,000       San Marcos Public Facilities Authority Revenue Community Facilities District Number     Aaa/NR            1,696,339
                88-1, 0% due 3/1/2008 (ETM)*
2,000,000       Santa Ana Multi Family Housing Revenue Bonds Series B, 5.65% due 11/1/2021 put          NR/AAA            2,043,900
                11/1/2006 (Collateralized: FNMA)
1,000,000       Santa Clara County Financing Authority, 5.00% due 8/1/2005 (Measure B Transportation    A2/NR             1,065,580
                Improvement Program)
2,000,000       Santa Clara County Housing Authority Series B, 3.80% due 8/1/2004 (River Town           A1/NR             2,002,540
                Apartments Project; LOC: Union Bank Cal.)
610,000         Santa Cruz County Certificates Refunding, 4.00% due 8/1/2005                            A2/NR             640,518
1,000,000       Santa Margarita/Dana Point Authority Revenue Refunding Improvement Districts 1&2        Aaa/AAA           1,047,100
                Series A, 5.375% due 8/1/2004 (Insured: MBIA)
575,000         Seal Beach Redevelopment Agency Mobile Home Park Revenue Series A, 5.20% due            NR/A              634,070
                12/15/2013 (Insured: ACA)
1,435,000       South Orange County Public Finance Authority Special Tax Revenue, 7.00% due 9/1/2005    Aaa/AAA           1,607,171
                (Insured: MBIA)
1,500,000       South Orange County Public Financing Authority Special Tax Revenue Series C, 8.00%      Aaa/AAA           1,908,150
                due 8/15/2008 (Foothill Area Project; Insured: FGIC)
3,250,000       Southern California Public Power Authority Revenue Refunding Series A, 5.50% due        Aaa/AAA           3,315,390
                7/1/2012 (Power Project; Insured: AMBAC) (ETM)*
350,000         Southern California Revenue, 5.15% due 7/1/2015 (Public Power Project; Insured:         Aaa/AAA           393,764
                AMBAC)
250,000         Southern California Revenue, 5.15% due 7/1/2015 (Public Power Project; Insured:         Aaa/AAA           281,260
                AMBAC)
2,315,000       Stanton Multi Family Housing Revenue Bond Series 1997, 5.625% due 8/1/2029 put          NR/AAA            2,498,093
                8/1/2009 (Continental Gardens Project; Collateralized: FNMA)
500,000         Turlock Irrigation District Revenue Refunding Series A, 5.75% due 1/1/2018 (Insured:    Aaa/AAA           501,665
                MBIA)
2,380,000       Ukiah Unified School District Certificates Participation, 4.00% due 9/1/2006            Aaa/AAA           2,563,998
                (Insured: MBIA)
1,000,000       Ukiah Unified School District Certificates Participation, 5.00% due 9/1/2008            Aaa/AAA           1,134,670
                (Insured: MBIA)
500,000         University California Revenues Refunding, 5.00% due 12/1/2006                           Aaa/AAA           518,190
625,000         Upland Unified School District Convertible Capital Appreciation, 0% due 8/1/2007        Aaa/AAA           681,544
                (Insured: FSA)
500,000         Ventura County Community College Series A, 5.00% due 8/1/2012 (Insured: MBIA)           Aaa/AAA           569,195
160,000         Ventura Unified School District Series F, 6.75% due 8/1/2004 (Insured: FSA)             Aaa/AAA           169,870
115,000         Ventura Unified School District Series F, 6.75% due 8/1/2005 (Insured: FSA)             Aaa/AAA           127,824
455,000         Victorville Redevelopment Agency Tax Allocation Bear Valley Road Special Escrow Fund    Aaa/AAA           484,516
                A, 5.00% due 12/1/2014 (Insured: FSA)
800,000         Walnut Valley Unified School District, 9.00% due 8/1/2006 (ETM)*                        Aaa/AAA           982,528
1,000,000       Walnut Valley Unified School District, 8.75% due 8/1/2010 (ETM)*                        Aaa/AAA           1,389,970
245,000         Walnut Valley Unified School District Series A, 6.70% due 8/1/2005 (Insured: MBIA)      Aaa/AAA           272,068
250,000         Walnut Valley Unified School District Series A, 6.80% due 2/1/2007 (Insured: MBIA)      Aaa/AAA           292,458
250,000         Walnut Valley Unified School District Series A, 6.90% due 2/1/2008 (Insured: MBIA)      Aaa/AAA           300,632
100,000         Walnut Valley Unified School District Series A, 7.00% due 8/1/2008 (Insured: MBIA)      Aaa/AAA           122,635
450,000         Washington Township Health Care District Revenue, 5.00% due 7/1/2009                    A2/NR             496,247
570,000         West Contra Costa Unified School District Series A, 6.50% due 8/1/2005 (Insured:        Aaa/AAA           630,511
                MBIA)
595,000         West Contra Costa Unified School District Series A, 7.00% due 8/1/2006 (Insured:        Aaa/AAA           692,592
                MBIA)
655,000         West Contra Costa Unified School District Series A, 7.00% due 8/1/2008 (Insured:        Aaa/AAA           803,259
                MBIA)
1,000,000       Whittier Solid Waste Revenue Refunding Series A, 5.375% due 8/1/2014 (Insured: AMBAC)   Aaa/AAA           1,022,860

                TOTAL INVESTMENTS (Cost $185,795,442)                                                                 $ 193,763,769

+Credit ratings are unaudited.
*Escrowed to maturity See notes to financial statements.


Report of independent auditors

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio
June 30, 2003


To the Board of Directors and Shareholders of Thornburg Limited Term Municipal Fund, Inc. - California Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Thornburg Limited Term Municipal Fund, Inc.- California Portfolio (the "Fund") at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the year ended June 30, 1999 were audited by other independent accountants whose report dated July 27, 1999 expressed an unqualified opinion on those financial highlights.


PricewaterhouseCoopers LLP


New York, New York
July 30, 2003


Index Comparisons

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio

June 30, 2003
Index Comparison
Compares performance of Thornburg Limited Term Municipal Fund - California Portfolio, the Lehman 5-Year General Obligation Bond Index and the Consumer Price Index for the periods ended June 30, 2003. On June 30, 2003, the weighted average securities ratings of both the Index and the Fund were AA and the weighted average portfolio maturities of the Index and the Fund were 4.9 years and 4.9 years, respectively. Class C shares became available on September 1, 1994. Past performance of the Index and the Fund may not be indicative of future performance. Performance data and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

Thornburg Limited Term Municipal Fund California Class A Total Returns, Since February 28, 1987, versus Lehman 5-Year General Obligation Bond Index and Consumer Price Index (C.P.I.)

Lehman 5-year GO index
 Fund A Shares
 CPI

Class A Shares
Average Annual Total Returns
(periods ending 6/30/03) (at max. offering price)

One year:                           3.24%
Five years:                         4.05%
Ten years:                          4.37%
Since inception: (2/19/87):         5.43%

Thornburg Limited Term Municipal Fund California Class C Total Returns, Since September 1, 1994, versus Lehman 5-Year General Obligation Bond Index and Consumer Price Index (C.P.I.)

Lehman 5-year GO index
 Fund C Shares
 CPI

Class C Shares
Average Annual Total Returns
(periods ending 6/30/03)

One year:                           4.51%
Five years:                         3.97%
Since inception: (9/1/94):          4.36%



Directors and Officers

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio


Name, Address (1)   Position(s)       Term of        Principal                              Member of       Other
And Age             Held with         Office         Occupation(s)                          Portfolios      Directorships
                    Fund (2)          and            During Past                            in Fund         Held by
                                      Length of      5 Years                                Complex         Director or
                                      Time                                                  Overseen        Nominee for
                                      Served                                                by Director     Director
                                                                                                            or Nominee
                                                                                                            for Director (2)

Interested Directors

Garrett Thornburg,  Chairman         Director        CEO, Chairman and Controlling          Twelve          None
 57                 of the           Since           Shareholder of Thornburg
                    Board of         1984;           Investment Management, Inc.
                    Directors,       (4)             (investment adviser) and Thornburg
                    Treasurer (3)                    Securities Corporation (securities
                                                     dealer); Chairman of
                                                     Trustees of Thornburg
                                                     Investment Trust
                                                     (registered investment
                                                     company); CEO and Chairman
                                                     of Thornburg Mortgage, Inc.
                                                     (real estate investment
                                                     trust); Chairman of
                                                     Thornburg Mortgage Advisory
                                                     Corporation (investment
                                                     manager to Thornburg
                                                     Mortgage, Inc.).

Independent Directors

David D. Chase,     Director         Director        Chairman, President and CEO            Twelve          Trustee,
62                                   since 2001      of general partner of Vestor                           Thornburg
                                     (4)             Partners, LP, Santa Fe, NM                             Investment Trust
                                                     (private equity fund); Chairman
                                                     and CEO of Vestor Holdings,
                                                     Inc., Santa Fe, NM (merchant
                                                     bank).

Eliot R. Cutler,    Director         Director        Partner, Akin, Gump, Strauss,          Two             Director of
56                                   since 1984      Hauer & Feld, LLP, Washington                          Skanska, AB
                                     (4)             D.C. (law firm) since November                         (construction services)
                                                     2000; partner, Cutler & Stanfield,
                                                     Washington, D.C. (law firm)
                                                     until November 2000.

James E. Monaghan, Jr., Director     Director        President, Monaghan &                  Two             None
56                                   since 1984      Associates, Inc. and
                                     (4)             Strategies West, Inc. Denver,
                                                     Colorado (business consultants).

A.G. Newmyer III,   Director         Director        Private investor and management        Two             None
53                                   since 1984      consultant.
                                     (4)

Advisory Director

Richard M. Curry,  Advisory          Advisory        Managing Director, McDonald           Not applicable   None
60                 Director (6)      Director (5)    & Co., Cincinnati, Ohio
                                     Since           (securities dealer) and District
                                     2002 (6)        President, Key Bank, Cincinnati,
                                                     Ohio, since March 2000.

Officers of the Fund (who are not Directors) (7)

Brian J. McMahon,  President         President       President and Managing Director       Not applicable   Not applicable
47                 since 1997                        of Thornburg Investment
                   (4)                               Management, Inc.; President
                                                     of Thornburg Investment Trust

Dawn B. Fischer,   Secretary         Secretary       Vice President, Secretary and         Not applicable   Not applicable
56                                   Since 1984      Managing Director of Thornburg
                                     (4)             Investment Management, Inc.;
                                                     Secretary and Assistant Treasurer
                                                     of Thornburg Investment
                                                     Trust; Secretary of Thornburg
                                                     Securities Corporation; Vice
                                                     President, Daily Tax Free
                                                     Income Fund, Inc. (registered
                                                     investment company).

Steven J. Bohlin, Vice President     Vice             Vice President and Managing          Not applicable   Not applicable
44                                   President        Director of Thornburg Investment
                                     Since 1991       Management, Inc.; Vice President
                                     (4)              and Treasurer of Thornburg
                                                      Investment Trust.

George T. Strickland, Vice President Vice             Vice President and Managing          Not applicable   Not applicable
40                    Treasureer     President        Director of Thornburg Investment
                                     Since 1999;      Management, Inc.; Vice President
                                     Treasurer        of Thornburg Investment Trust.
                                     since 2003

Leigh Moiola,     Vice President     Vice             Vice President, and Managing         Not applicable   Not applicable
36                                   President        Director since 1998, of
                                     Since 1999       Thornburg Investment Management,
                                     (4)              Inc.; Vice President of Thornburg
                                                      Investment Trust since 2001.

Kenneth Ziesenheim, Vice President   Vice             Managing Director of Thornburg       Not applicable   Not applicable
49                                   President        Investment Management, Inc.;
                                     Since 1995       President of Thornburg Securities
                                     (4)              Corporation; Vice President of
                                                      Thornburg Investment Trust.

Kerry D. Lee, Vice President         Vice             Associate of Thornburg Investment    Not applicable   Not applicable
36                                   President        Management, Inc.; Vice President
                                     Since 1999       of Thornburg Investment Trust
                                     (4)              since 1999.

Dale Van Scoyk,   Vice President     Vice             Account Manager for Thornburg        Not applicable   Not applicable
56                                   President        Investment Management, Inc.
                                     Since 1999       1997-1999, and Managing Director
                                     (4)              and Vice President since 1999;
                                                      Vice President of Thornburg
                                                      Investment Trust since
                                                      1998; National Account
                                                      Manager for Heartland Funds
                                                      1993-1997.

Joshua Gonze,     Vice President     Vice             Associate and Vice President of      Not applicable   Not applicable
40                                   President        Thornburg Investment Management,
                                     Since 2001       Inc. since 1999; Vice President of
                                     (4)              Thornburg Investment Trust since
                                                      2001

Christopher Ihlefeld, Vice President Vice             Associate and Vice President of     Not applicable   Not applicable
32                                   President        Thornburg Investment Mgt, Inc.;
                                     Since 1999       Assistant Vice President of
                                     (4)              Thornburg Investment Trust
                                                      since 1999.

(1) Each person's address is 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501.
(2) The Fund is one of two separate investment "funds" or "portfolios" of
    Thornburg Limited Term Municipal Fund, Inc. (the "Company"), organized as a
    Maryland corporation. The Company currently has two funds, which are considered for certain regulatory purposes as parts of a "fund complex" with the nine funds of Thornburg Investment Trust. Thornburg Investment
    Management, Inc. is the investment adviser to, and manages, the eleven funds of the Company and Thornburg Investment Trust.
(3) Mr. Thornburg is considered an "interested" Director under the Investment
    Company Act of 1940 because he is a director and controlling shareholder of the investment adviser, Thornburg Investment Management, Inc., and is the sole director and controlling shareholder of Thornburg Securities
    Corporation, the distributor of shares for the Company.
(4) Thornburg Limited Term Municipal Fund, Inc.'s Amended By-Laws provide that each Director shall serve in office until the next annual meeting or the election and qualification of the Director's successor. In accordance with
    Maryland law, the Company does not hold an annual meeting each year; it may hold shareholder meetings as circumstances require. Officers serve at the pleasure of the Board of Directors.
(5) Mr. Cutler may be considered an "interested" Director of the Company because he is associated with a partnership which receives a portion of Thornburg
    Investment Management, Inc.'s revenues.
(6) As an Advisory Director, Mr. Curry serves at the pleasure of the Board of Directors.
(7) Assistant vice presidents, assistant secretaries and assistant treasurers are not shown.



The Fund's Statement of Additional Information includes additional information about the Directors and is available, without charge and upon request by calling 1-800-847-0200


Thornburg limited term municipal fund CALIFORNIA portfolio - a shares Outperformed Tax-Exempt Money Market Funds

Investors sometimes ask us to compare Limited Term Municipal Fund - California Portfolio to money market fund returns. These investments have certain differences, and investors in Limited Term Municipal Fund - California Portfolio took more risk than money market fund investors to earn their higher returns.

Return from a hypothetical $10,000 investment 6/30/93 through 6/30/03 (after sales charges and fund expenses)

Lipper California Tax-exempt
Money Market Index

$2,702

Thornburg Limited Term Municipal Fund -
California Portfolio
(after capital gains taxes)

$5,269

The chart above is for the Fund's Class A Shares only. Class C and Class I Shares have different sales charges and expenses. See the inside front cover page for the 30-day SEC yield and the total returns at the maximum offering prices for one year, three years, five years, ten years, and since inception for Class A and one year, three years, five years, and since inception for Class C shares of the Fund.

Note 1: Future increases, if any, of any of these investments may bear no relationship to prior increases. Quotations for the money fund averages are based upon 30-day yield quotations for tax-exempt money funds as quoted in "Lipper California Tax-exempt Money Market Index" for the months covered by this analysis. The increase for the Class A Shares of Limited Term Municipal Fund - California Portfolio is based upon the dividends paid for the months covered by this analysis, the beginning offering price at $13.05 per share and the ending NAV at $13.20 per share. These investments returned the $10,000 initial investment in addition to the amounts shown above.

Note 2: This analysis does
not take into account the effect, if any, caused by state and local income taxes. The portion of the increase, if any, of Limited Term Municipal Fund
- California Portfolio representing appreciation of the share price is assumed to be taxed at a 15% federal tax rate. The average money market fund increases shown above may differ from the return of a particular money market fund. It is not possible to invest in these money fund averages.

Note 3: Generally, money market funds seek to maintain an investment portfolio with an average maturity of 90 days or less. Limited Term Municipal Fund - California Portfolio invests in short-to-intermediate maturity municipal obligations. The net asset value of the money funds did not fluctuate. The net asset value of the Class A Shares of LTCAX did vary from time to time, and will continue to vary in the future due to the effect of changes in interest rates on the value of the investments the Fund holds. The analysis assumes that the investor received the net asset value of the shares owned, plus accrued income, at time of sale. Redemptions are made at the then current net asset value, which may give you a gain or loss when you sell your shares.

Note 4: This analysis assumes that the dividends from each of these investment vehicles were reinvested and compounded monthly. Most money funds declare dividends daily and pay them monthly. Limited Term Municipal Fund - California Portfolio also declares dividends daily and pays them monthly.

Note 5: An investment in a Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investment Manager
Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

Principal Underwriter
Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

www.thornburg.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.

                     STATEMENT OF ADDITIONAL INFORMATION
                 (For Holders of Institutional Class Shares)
                 Relating to the Acquisition of the Assets of
          THORNBURG LIMITED TERM MUNICIPAL FUND CALIFORNIA PORTFOLIO
            a series of THORNBURG LIMITED TERM MUNICIPAL FUND, INC.
                            119 East Marcy Street
                          Santa Fe, New Mexico 87501
                                (800) 847-0200
              by and in exchange solely for voting shares of
             THORNBURG CALIFORNIA LIMITED TERM MUNICIPAL FUND,
                  a series of THORNBURG INVESTMENT TRUST
                            119 East Marcy Street
                         Santa Fe, New Mexico 87501
                                (800) 847-0200

       This Statement of Additional Information, relating specifically to the proposed acquisition of substantially all of the assets of Thornburg Limited Term Municipal Fund California Portfolio (the "Fund"), a series of Thornburg Limited Term Municipal Fund, Inc., by Thornburg California Limited Term Municipal Fund (the "New Fund"), a series of Thornburg Investment Trust, in exchange solely for voting shares of the New Fund, consists of this cover page and the following documents, each of which is attached hereto and incorporated by reference herein:

       1. Thornburg Limited Term Municipal Funds Institutional Class Shares Statement of Additional Information _________________, 2004, [to be added by amendment];

       2. Thornburg Funds Institutional Class Statement of Additional Information dated February 1, 2004, [to be added by amendment];

       3. Thornburg Limited Term Municipal Fund California Portfolio Annual Report (Institutional Class Shares), June 30, 2003; and

       4. Thornburg Limited Term Municipal Fund California Portfolio Semiannual Report (Institutional Class Shares), December 31, 2003 [to be added by amendment].

       This Statement of Additional information is not a prospectus. A Prospectus/Proxy Statement dated _________________, 2004 relating to the above referenced acquisition may be obtained from Thornburg Investment Trust at the number and address shown above. This Statement of Additional Information relates to, and should be read with, the Prospectus/Proxy Statement.

       The financial statements of Thornburg Limited Term Municipal Fund California Portfolio contained in its Annual Report to shareholders for the fiscal year ended June 30, 2003 have been audited by PricewaterhouseCoopers, LLP, that Fund's independent auditors.

       The date of this Statement of Additional Information is _________, 2004.



Thornburg Limited Term Municipal Fund California Portfolio  I Shares

Annual Report
June 30, 2003

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio ALL DATA AS OF 06/30/03.

Fund facts:  Thornburg Limited Term Municipal Fund, Inc. - California
Portfolio


                                                   I Shares

Annualized Distribution Rate (at NAV)                3.06%

SEC Yield                                            1.90%

NAV                                                 $13.22

Maximum Offering Price                              $13.22

         Total returns:                        (Annual Average)

One Year                                             5.27%

Three Years                                          5.67%

Five Years                                           4.76%

Since Inception                                      5.10%

Inception Date                                      4/1/97


The investment return and principal value of an investment in the Fund will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.

The data quoted represent past performance and may not be construed as a guarantee of future results.

The SEC Yield is computed in accordance with SEC standards measuring the net investment income per share over a specified 30-day period expressed as a percentage of the maximum offering price of the Fund's shares at the end of the period.

The distribution rate is calculated by taking the sum of the month's total distribution factors and dividing this sum by a 30-day period and annualizing to a 360-day year. The value is then divided by the ending NAV to arrive at the annualized distribution yield. The yield is calculated on a periodic basis and is subject to change depending on the Fund's NAV and current distributions.

Letter to shareholders

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio

July 14, 2003

Dear Fellow Shareholder:

I am pleased to present the annual report for the California Portfolio of Thornburg Limited Term Municipal Fund. The net asset value of the I shares increased by 25 cents to $13.22 during the year ending June 30, 2003. If you were with us for the entire period, you received dividends of 42.5 cents per share. If you reinvested dividends, you received 43.1 cents per share.

Over the last year, interest rates on high-quality municipal bonds have fallen substantially. Falling interest rates drive up the price of most of the bonds owned by the Fund, and this has resulted in an increasing share price.

Your Thornburg Limited Term Municipal Fund, California Portfolio is a laddered portfolio of over 170 municipal obligations from all over the State. Approximately 97% of the bonds are rated A or better by one of the major rating agencies. Today, your Fund's weighted average maturity is 4.9 years; we always keep it below 5 years. As you know, we ladder the maturity dates of the bonds in your portfolio so that some of the bonds are scheduled to mature during each of the coming years. The following chart describes the percentages of your Fund's bond portfolio maturing in each of the coming years:

                      % of portfolio               Cumulative %
                    maturing within           maturing by end of
                      1 year = 9%                year 1 = 9%
                1 to 2 years = 9%                year 2 = 18%
                2 to 3 years = 14%               year 3 = 32%
                3 to 4 years = 8%                year 4 = 40%
                4 to 5 years = 13%               year 5 = 53%
                5 to 6 years = 11%               year 6 = 64%
                6 to 7 years = 6%                year 7 = 70%
                7 to 8 years = 6%                year 8 = 76%
                8 to 9 years = 11%               year 9 = 87%
               9 to 10 years = 10%              year 10 = 97

As of 6/30/03. Portfolio holdings can and do vary over time.

Three powerful trends seem to be driving recent performance of the municipal market. The first trend is persistent economic weakness. The U.S. unemployment rate, at 6.4%, has just hit a nine-year high. GDP growth is sputtering along at about 2%. Our European and Japanese trading partners are, by and large, worse off than are we, and the Federal Reserve Board appears to be at least as worried about deflation as it is about inflation. We continue to believe that low interest rates, tax cuts, and rising corporate profits will eventually lead to steady economic and employment growth and probably give rise to somewhat higher interest rates. However, that process is taking longer than we formerly thought and may not materialize until next year.

The second trend is financial stress in many of our cities and states. A combination of flat or declining tax revenues and rising expenses for items such as Medicaid and pension systems has led to large budget deficits for more than half of the 50 states. The challenges have led to a number of high-profile credit rating downgrades by the major bond rating agencies.

The deficit problem is particularly pronounced in California because of its magnitude ($38 billion at last count) and the inability of the government to reach consensus on how to deal with it. A variety of plans has been proposed, but none has been implemented as yet. In the meantime, the deficit continues to grow by an estimated $55 million per day. Thanks to a large and diverse economy and currently moderate debt levels, we expect that the State will continue to pay its bills, including principal and interest on its bonds. Until we see a viable plan implemented, however, we are maintaining very high credit quality in the California portfolio, with over 77% of the portfolio rated AAA by Moody's or Standard & Poor's.

It is notable that in the midst of these problems, many municipal credits are doing just fine. Standard & Poor's recently reported that, nationwide, upgrades outpaced downgrades in the second quarter of 2003 by a ratio of 1.6:1. This is because the municipal bond market is made up of much more than bond issues of the 50 states. Many of our cities, counties, school districts, water and sewer authorities, transportation authorities, and healthcare providers have benefited from stable revenues based upon property taxes, sales taxes, and fee s for essential services. The municipal bond market, historically has a much lower default rate than the corporate bond market, and we continue to enjoy some success finding good bonds at relatively reasonable prices.

The third trend exerting pressure on the municipal market is the heavy supply of bonds. $198 billion of municipal bonds were issued in the first half of 2003, a 19% increase over the record pace of 2002. The first half total already exceeds full-year volume for 1994, 1995, and 1996. The heavy supply has often saturated traditional sources of demand and pushed high quality tax-free municipal bond yields to levels approaching taxable Treasury bond yields. The relative attractiveness of the municipal bond market should allow full coupon municipals to outperform the Treasury bond market if the heavy supply abates and yield ratios revert to historical norms.

The Wall Street Journal ran a front-page story on July 7, 2003, about retirees who are forced to pinch pennies as money market and CD rates plunge. We believe that laddering short and intermediate bonds -- as we have done for your account -- is the best way to address this problem. Laddering bonds moderates the income-flow risk of plunging short-term yields and the principal risk that affects all bonds when interest rates rise. To see how your Fund has performed over time relative to the money market fund averages, turn to the back of this report.

Over the years, the practice of laddering a diversified portfolio of short- and intermediate-maturity municipal bonds has allowed your Fund to perform consistently well in varying interest rate environments. Thank you for investing in the California Portfolio of Thornburg Limited Term Municipal Fund.

Sincerely,

George Strickland
Portfolio Manager



Past performance cannot guarantee future results.

Statement of assets and liabilities

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio
                                                                June 30,
2003

ASSETS
Investments at value (cost $185,795,442) ........................$
193,763,769
Cash ............................................................
31,071
Receivable for investments sold .................................
510,000
Receivable for fund shares sold .................................
672,287
Interest receivable .............................................
2,797,779
Prepaid expenses and other assets ...............................
2,850

                  Total Assets ..................................
197,777,756

LIABILITIES
Payable for investments purchased ...............................
3,702,692
Payable for fund shares redeemed ................................
1,422,827
Accounts payable and accrued expenses ...........................
72,326
Payable to investment advisor (Note 3) ..........................
95,916
Dividends payable ...............................................
136,359

                  Total Liabilities .............................
5,430,120

NET ASSETS ......................................................$
192,347,636

NET ASSETS CONSIST OF:
     Net unrealized appreciation (depreciation) on investments ..$
7,968,327
     Accumulated net realized gain (loss) .......................
(794,213)
     Net capital paid in on shares of beneficial interest .......
185,173,522

                                                                 $
192,347,636
NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share
  ($149,269,028 applicable to 11,304,831 shares of beneficial interest outstanding - Note 4) ................................$
13.20

Maximum sales charge, 1.50% of offering price ...................
0.20

Maximum Offering Price Per Share ................................$
13.40

Class C Shares:
Net asset value and offering price per share*
  ($22,486,977 applicable to 1,701,640 shares of beneficial
  interest outstanding - Note 4) ................................$
13.21

Class I Shares:
Net asset value, offering and redemption price per share
  ($20,591,631 applicable to 1,557,952 shares of beneficial
  interest outstanding - Note 4) ................................$
13.22

*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge. See notes to financial statements.

Statement of operations

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio
                                                       Year Ended June 30,
2003

INVESTMENT INCOME:
Interest income (net of premium amortized of $1,989,796) ........   $
6,569,014

EXPENSES:
Investment advisory fees (Note 3) ...............................
850,698
Administration fees (Note 3)
         Class A Shares .........................................
170,338
         Class C Shares .........................................
23,226
         Class I Shares .........................................
7,644
Distribution and service fees (Note 3)
         Class A Shares .........................................
340,675
         Class C Shares .........................................
185,809
Transfer agent fees
         Class A Shares .........................................
57,397
         Class C Shares .........................................
19,589
         Class I Shares .........................................
16,005
Custodian fees (Note 3) .........................................
105,823
Registration and filing fees ....................................
4,362
Professional fees ...............................................
15,447
Accounting fees .................................................
9,809
Director fees ...................................................
7,071
Other expenses ..................................................
20,839

                  Total Expenses ................................
1,834,732
Less:
         Expenses reimbursed by investment advisor (Note 3) .....
(43,579)
         Distribution and service fees waived (Note 3) ..........
(92,904)
         Fees paid indirectly (Note 3) ..........................
(2,208)

                  Net Expenses ..................................
1,696,041

                  Net Investment Income .........................
4,872,973

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) on investments sold ....................
57,393
Increase (Decrease) in unrealized appreciation of investments ...
2,933,907

                  Net Realized and Unrealized
                  Gain (Loss) on Investments ....................
2,991,300

                  Net Increase (Decrease) in Net Assets Resulting
                  From Operations ...............................   $
7,864,273


See notes to financial statements.

Statements of changes in net assets

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio

                                                                  Year
Ended        Year Ended
                                                                June 30,
2003     June 30, 2002
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:
Net investment income .......................................   $
4,872,973    $   4,272,747
Net realized gain (loss) on investments sold ................
57,393           96,064
Increase (Decrease) in unrealized appreciation of investments
2,933,907

1,489,825


         Net Increase (Decrease) in Net Assets
            Resulting from Operations .......................
7,864,273        5,858,636

DIVIDENDS TO SHAREHOLDERS:
From net investment income
         Class A Shares .....................................
(3,907,510)      (3,641,689)
         Class C Shares .....................................
(478,583)        (333,629)
         Class I Shares .....................................
(489,837)        (294,472)

FUND SHARE TRANSACTIONS (NOTE 4):
         Class A Shares .....................................
31,614,924       24,187,536
         Class C Shares .....................................
6,082,493        9,557,877
         Class I Shares .....................................
10,211,834        4,506,387


                  Net Increase (Decrease) in Net Assets .....
50,897,594       39,840,646

NET ASSETS:
         Beginning of year ..................................
141,450,042      101,609,396

         End of year ........................................   $
192,347,636    $ 141,450,042




See notes to financial statements.


Notes to financial statements

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio

June 30, 2003

NOTE 1 - ORGANIZATION
Thornburg Limited Term Municipal Fund, Inc. (the "Company") was incorporated in Maryland on February 14, 1984. The Company was reorganized in 1986 as a series investment company with separate investment portfolios. The current portfolios are as follows: National Portfolio and California Portfolio (the "Fund"). The Company is an open-end diversified management investment company, registered under the Investment Company Act of 1940, as amended. The primary investment objective of the Company is to obtain as high a level of current income exempt from Federal income tax as is consistent with preservation of capital. In addition, the California Fund will invest primarily in Municipal Obligations originating in California with the objective of obtaining exemption of interest dividends from any income taxes imposed by California on individuals.

The Fund currently offers three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of the Fund represents an interest in the same portfolio of investments, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear both a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, the Fund may allocate among its classes certain expenses, to the extent applicable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Fund are limited to service and distribution fees, administrative fees, and certain transfer agent expenses.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES Significant accounting policies of the Company are as follows:
Valuation of Investments: In determining the net asset value of the Fund, the Company utilizes an independent pricing service approved by the Board of Directors. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices, normally at 4:00 p.m. EST or at the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Company under the general supervision of the Board of Directors. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Federal Income Taxes: It is the policy of the Company to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore, no provision for Federal income tax is required.

When-Issued and Delayed Delivery Transactions: The Company may engage in when-issued or delayed delivery transactions. To the extent the Company engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Company makes a commitment to purchase a security for the Fund, on a when-issued basis, the Fund will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records on the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.

Dividends: Net investment income of the Fund is declared daily as a dividend on shares for which the Company has received payment. Dividends are paid monthly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid by check. Net capital gains, to the extent available, will be distributed at least annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and discounts on securities purchased are amortized to call dates or maturity dates of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Expenses common to all Funds are allocated among the Funds based upon their relative net asset values or other appropriate allocation methods.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Guarantees and Indemnifications: Under the Company's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business the Company enters into contracts with service providers that contain general indemnification clauses. The Company's maximum exposure under these arrangements is unknown. However, based on experience, the Company expects the risk of loss to be remote.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES Pursuant to an Investment Advisory Agreement, Thornburg Investment Management, Inc. (the "Advisor") serves as the investment advisor and performs services for which the fees are payable at the end of each month. For the year ended June 30, 2003, these fees were payable at annual rates ranging from .50 of 1% to .225 of 1% of the average daily net assets of the Fund. The Company also has entered into an Administrative Services Agreement with the Advisor, whereby the Advisor will perform certain administrative services for the shareholders of each class of the Fund's shares, and for which fees will be payable at an annual rate of up to .125 of 1% of the average daily net assets attributable to each class of shares. For the year ended June 30, 2003, the Advisor voluntarily reimbursed certain class specific expenses and administrative fees of $28,008 for Class A shares and $15,571 for Class I shares.

The Company has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the distributor of Fund shares. For the year ended June 30, 2003 the Distributor has advised the Fund that it earned commissions aggregating $4,017 from the sale of Class A shares, and collected contingent deferred sales charges aggregating $3,156 from redemptions of Class C shares of the Fund.

Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, the Company may reimburse to the Advisor amounts not to exceed .25 of 1% per annum of the average daily net assets attributable to each class of shares of the Fund for payments made by the Advisor to securities dealers and other financial institutions to obtain various shareholder related services. The Advisor may pay out of its own resources additional expenses for distribution of the Fund's shares.

The Company also has adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Fund's Class C shares, under which the Company can compensate the Distributor for services in promoting the sale of Class C shares of the Fund at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Fund under their respective Service and Distribution plans and Class C distribution fees waived by the Distributor for the year ended June 30, 2003 are set forth in the statement of operations.

The Company has an agreement with the custodian bank to indirectly pay a portion of the custodian's fees through credits earned by the Fund's cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statement of operations. For the year ended June 30, 2003 fees paid indirectly were $2,208.

Certain officers and directors of the Company are also officers and /or directors of the Advisor and the Distributor. The compensation of unaffiliated directors is borne by the Company.

NOTE  4 - SHARES OF BENEFICIAL INTEREST
At June 30, 2003, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:



                                              Year Ended                    Year Ended
                                            June 30, 2003                 June 30, 2002

                                        Shares         Amount          Shares        Amount
Class A Shares
Shares sold ....................      5,242,685    $ 68,754,114       2,888,793    $ 37,226,901
Shares issued to shareholders in
   reinvestment of dividends ...        199,540       2,620,134         195,828       2,523,069
Shares repurchased .............     (3,028,552)    (39,759,324)     (1,208,763)    (15,562,434)

Net Increase (Decrease) ........      2,413,673    $ 31,614,924       1,875,858    $ 24,187,536

Class C Shares
Shares sold ....................        606,383    $  7,970,447         780,669    $ 10,078,776
Shares issued to shareholders in
   reinvestment of dividends ...         23,883         313,949          16,362         210,986
Shares repurchased .............       (168,027)     (2,201,903)        (57,081)       (731,885)

Net Increase (Decrease) ........        462,239    $  6,082,493         739,950    $  9,557,877

Class I Shares
Shares sold ....................      1,157,992    $ 15,228,991         506,711    $  6,532,257
Shares issued to shareholders in
   reinvestment of dividends ...         29,869         392,681          19,974         257,579
Shares repurchased .............       (411,162)     (5,409,838)       (176,918)     (2,283,449)

Net Increase (Decrease) ........        776,699    $ 10,211,834         349,767    $  4,506,387



NOTE 5 - SECURITIES TRANSACTIONS
For the year ended June 30, 2003, the Fund had purchase and sale transactions (excluding short-term securities) of $91,153,078 and $40,791,433, respectively.

NOTE 6 - INCOME TAXES
At June 30, 2003, information on the tax components of
capital is as follows:
Cost of investments for tax purpose         $        185,795,442

Gross tax unrealized appreciation           $          8,047,781
Gross tax unrealized depreciation                       (79,454)
Net tax unrealized appreciation
  (depreciation) on investments             $         7,968,327
Undistributed tax exempt income             $           136,359

At June 30, 2003, the Fund had tax basis capital losses, which may be carried over to offset future capital gains. Such losses expire as follows:
Capital loss carryovers expiring in:
         2004     $        373,652
         2008              205,990
         2009              214,571
                  $        794,213

The Fund utilized $57,393 of capital loss carry forwards during the year ended June 30, 2003. Unutilized tax basis capital losses may be carried forward to offset realized gains in future years. To the extent such carry forwards are used, capital gain distributions may be reduced to the extent provided by regulations.

Dividends paid by the Fund for the years ended June 30, 2003 and June 30, 2002, represent exempt interest dividends, which are excludable by shareholders from gross income for Federal income tax purposes.





                                                                                       Year Ended June 30,

                                                                 2003         2002           2001            2000         1999
Class I Shares:
Per Share Performance
(for a share outstanding throughout the year)

Net asset value, beginning of year ...................   $       12.97  $       12.79  $       12.60  $       12.75  $      12.90

Income from investment operations:
         Net investment income .......................            0.42           0.51           0.59           0.58          0.58
         Net realized and unrealized
                  gain (loss) on investments .........            0.25           0.18           0.19          (0.15)        (0.15)

Total from investment operations .....................            0.67           0.69           0.78           0.43          0.43
Less dividends from:
         Net investment income .......................           (0.42)         (0.51)         (0.59)         (0.58)        (0.58)

Change in net asset value ............................            0.25           0.18           0.19          (0.15)        (0.15)

Net asset value, end of year .........................   $       13.22  $       12.97  $       12.79  $       12.60  $      12.75

Total return .........................................            5.27%          5.48%          6.28%          3.50%         3.33%

Ratios/Supplemental Data Ratios to average net assets:
         Net investment income .......................            3.20%          3.92%          4.60%          4.60%         4.45%
         Expenses, after expense reductions ..........            0.65%          0.66%          0.65%          0.65%         0.65%
         Expenses, after expense reductions
                  and net of custody credits .........            0.65%          0.65%           --              --           --
         Expenses, before expense reductions .........            0.75%          0.84%          0.98%          0.79%         0.78%

Portfolio turnover rate ..............................           26.03%         25.16%         15.45%         21.34%        21.71%

Net assets at end of year (000) .....................    $       20,592  $      10,133  $      5,520   $      5,793    $   12,724





Schedule of investments

Schedule of Investments
Thornburg Limited Term Municipal Fund, Inc. - California Portfolio
CUSIPS: CLASS A - 532-723-202, CLASS C - 532-723-707, CLASS I - 532-723-889
NASDAQ SYMBOLS: CLASS A - LTCAX, CLASS C - LTCCX, CLASS I - LTCIX

435,000         Abag Finance Authority, 4.75% due 10/1/2011 (California School of Mechanical Arts       A3/NR             $478,900
                Project)
455,000         Abag Finance Authority, 4.75% due 10/1/2012 (California School of Mechanical Arts       A3/NR             499,977
                Project)
1,200,000       Abag Finance Authority Variable Taxable Refunding Series C, 1.15% due 10/1/2027 put     NR/A1+            1,200,000
                7/1/2003 (LOC: BNP Paribus) (daily demand notes)
425,000         Alameda Certificates Participation, 4.60% due 5/1/2011                                  NR/A+             463,165
295,000         Alum Rock Union Elementary School District General Obligation Refunding Bonds, 8.00%    Aaa/AAA           353,487
                due 9/1/2006 (Insured: FGIC)
380,000         Alum Rock Union Elementary School District General Obligation Refunding Bonds, 8.00%    Aaa/AAA           470,808
                due 9/1/2007 (Insured: FGIC)
550,000         Anaheim City School District, 3.25% due 8/1/2004 (Insured: FGIC)                        Aaa/AAA           563,497
750,000         Bay Area Government Associates Lease Series 2002, 5.00% due 7/1/2004 (Insured: AMBAC)   Aaa/AAA           779,625
785,000         Bay Area Government Associates Lease Series 2002, 5.00% due 7/1/2005 (Insured: AMBAC)   Aaa/AAA           842,077
765,000         Bay Area Government Associates Lease Series 2002, 4.00% due 7/1/2006 (Insured: AMBAC)   Aaa/AAA           820,486
315,000         Bay Area Government Association Rapid Transit, 5.00% due 6/15/2008 (Insured: AMBAC)     Aaa/AAA           315,967
7,000,000       Bay Area Government Association Rapid Transit, 4.875% due 6/15/2009 (Insured: AMBAC)    Aaa/AAA           7,231,000
675,000         Bear Valley California Unified School District Series A, 4.00% due 8/1/2005 (Insured:   NR/AAA            713,057
                MBIA)
1,000,000       California Department Water Resources Revenue, 5.25% due 12/1/2005 (Central Valley      Aa2/AA            1,030,400
                Project)
160,000         California Educational Facilities Authority Revenue, 6.10% due 6/1/2008 (Keck           Baa2/NR           181,240
                Graduate Institute Project)
170,000         California Educational Facilities Authority Revenue, 6.10% due 6/1/2009 (Keck           Baa2/NR           194,086
                Graduate Institute Project)
500,000         California Educational Facilities Authority Revenue Series 1993, 5.15% due 9/1/2003     A1/NR             503,390
                (Santa Clara University Project)
750,000         California Health Facilities Authority Revenue, 5.45% due 10/1/2013 (Kaiser             A3/A              752,700
                Permanente Project)
500,000         California Health Facilities Authority Revenue Kaiser Permanente Med, 5.45% due         Aaa/AAA           503,905
                10/1/2013 (Insured: AMBAC)
500,000         California Health Facilities Financing Authority Revenue Kaiser Permanente Series A,    Aaa/AAA           558,005
                5.25% due 6/1/2012 (Insured: FSA)
700,000         California Health Facilities Financing Revenue, 6.40% due 10/1/2005 (Sisters of         Aa3/AA-           716,450
                Providence Project)
670,000         California HFA Revenue Series 1985-B, 9.875% due 2/1/2017                               Aa2/AA-           672,633
525,000         California Housing Finance Agency Revenue Series H, 7.00% due 8/1/2024                  Aa2/AA-           526,932
1,220,000       California Infrastructure & Economic Development, 5.35% due 12/1/2009 (American         NR/A              1,375,696
                Center For Wine and Food Arts Project; Insured: ACA)
500,000         California Mobile Home Park Financing Series A, 4.75% due 11/15/2010 (Insured: ACA)     NR/A              536,230
570,000         California Mobile Home Park Financing Series A, 5.00% due 11/15/2013 (Insured: ACA)     NR/A              615,475
300,000         California Pollution Control Financing Authority Series A, 5.90% due 6/1/2014 (San      A2/A              320,538
                Diego Gas & Electric Project)
2,650,000       California Pollution Control Solid Waste Authority, 6.75% due 7/1/2011 (ETM)*           Aaa/NR            3,046,731
1,000,000       California Pollution Control Solid Waste Authority Series B, 4.45% due 7/1/2027 put     NR/BBB            1,023,140
                7/1/2005 (Waste Management Inc. Project)
190,000         California Rural HMFA Single Family Mortgage Revenue, 5.25% due 6/1/2010                NR/AAA            205,681
                (Collateralized: GNMA/FNMA)
85,000          California Rural HMFA Single Family Mortgage Revenue, 5.65% due 6/1/2010                NR/AAA            92,329
                (Collateralized: GNMA/FNMA)
500,000         California State, 7.00% due 8/1/2003                                                    A2/A              502,385
1,500,000       California State, 11.00% due 8/1/2003 (Insured: FGIC)                                   Aaa/AAA           1,512,630
500,000         California State, 6.40% due 2/1/2006 (Insured: MBIA)                                    Aaa/AAA           560,650
2,000,000       California State, 7.50% due 10/1/2007 (Insured: MBIA)                                   Aaa/AAA           2,438,920
560,000         California State, 6.60% due 2/1/2010 (Insured: MBIA)                                    Aaa/AAA           679,207
1,250,000       California State, 6.50% due 9/1/2010 (Insured: AMBAC)                                   Aaa/AAA           1,528,200
1,500,000       California State, 5.50% due 3/1/2012 pre-refunded 3/1/2004                              Aaa/AAA           1,563,780
2,080,000       California State Department Water Resources Power Supply Series A, 5.50% due 5/1/2008   A3/BBB+           2,329,579
800,000         California State Department Water Resources Power Supply Series A, 5.25% due 5/1/2009   Aaa/AAA           910,504
                (Insured: MBIA)
1,000,000       California State Refunding, 5.75% due 10/1/2010 (Insured: FSA)                          Aaa/AAA           1,179,070
3,000,000       California State Refunding, 5.25% due 2/1/2011 (Insured: FSA)                           Aaa/AAA           3,411,240
3,000,000       California State Veterans - Series Bh, 5.20% due 12/1/2011 (Insured: FSA)               Aaa/AAA           3,308,760
1,000,000       California State Veterans Bonds, 9.50% due 2/1/2010 (Insured: MBIA)                     Aaa/AAA           1,380,590
320,000         California Statewide Community Development, 4.875% due 12/1/2010 (Sisters of Charity    Aaa/AAA           330,992
                Project; Insured: MBIA)
1,000,000       California Statewide Community Development Authority, 5.00% due 7/1/2005 (Insured:      Aaa/AAA           1,072,710
                FSA)
1,000,000       California Statewide Community Development Authority Insured Health Facility Revenue    NR/NR             1,055,680
                Series 1996-A, 6.00% due 9/1/2004 (San Gabriel Medical Center Project) (ETM)*
595,000         California Statewide Community Development Authority Revenue, 5.125% due 6/1/2008       Aaa/AAA           661,967
                (Louisiana Orthopedic Hospital Foundation Project; Insured: AMBAC)
1,000,000       California Statewide Community Development Authority Series 1996-A, 6.00% due           NR/NR             1,097,870
                9/1/2005 (San Gabriel Medical Center Project; Insured: California Health) (ETM)*
1,000,000       California Statewide Community Development Authority Solid Waste Revenue, 4.95% due     NR/BBB            1,017,710
                4/1/2011 put 4/1/2004 (Waste Management Inc. Project)
2,000,000       California Statewide Community Development Series E, 4.70% due 11/1/2036 put 6/1/2009   NR/A-1            2,150,560
                (Kaiser Permanente Project)
355,000         California Statewide Community Development Variable Series A, 1.20% due 1/1/2031 put    Aaa/A-1           355,000
                7/1/2003 (daily demand notes)
975,000         Capistrano Unified School District Number 92-1 Community Facilities District Special    NR/NR             1,170,175
                Tax, 7.10% due 9/1/2021 pre-refunded 9/1/2007
100,000         Castaic Lake Water Agency Refunding Water Systems Improvement Project Series A, 7.25%   Aaa/AAA           125,843
                due 8/1/2009 (Insured: MBIA)
780,000         Central Union High School District Imperial County Refunding, 5.00% due 8/1/2011        Aaa/AAA           885,854
                (Insured: FGIC)
830,000         Central Union High School District Imperial County Refunding, 5.00% due 8/1/2012        Aaa/AAA           944,863
                (Insured: FGIC)
205,000         Central Valley School Districts Financing Authority, 0% due 2/1/2007 (Insured: MBIA)    Aaa/AAA           189,531
800,000         Coachella Valley California Unified School District Certificates Participation          Aaa/AAA           908,848
                Refunding, 5.00% due 9/1/2012 (Insured: MBIA)
2,320,000       Desert Sands California Unified School District Series F, 4.00% due 3/1/2006 (Measure   Aaa/AAA           2,473,259
                O Project; Insured: MBIA)
550,000         East Side Union High School District Santa Clara County Series B, 6.625% due 8/1/2004   Aaa/AAA           583,187
                (Insured: MBIA)
500,000         East Side Union High School District Santa Clara County Series B, 6.625% due 8/1/2005   Aaa/AAA           554,470
                (Insured: MBIA)
700,000         East Side Union High School District Santa Clara County Series B, 6.625% due 8/1/2006   Aaa/AAA           807,163
                (Insured: MBIA)
840,000         East Side Union High School District Santa Clara County Series B, 6.625% due 8/1/2007   Aaa/AAA           993,392
                (Insured: MBIA)
2,730,000       El Monte Certificates of Participation Senior Department Public Services Facility       Aaa/AAA           3,072,861
                Phase II, 5.00% due 1/1/2009 (Insured: AMBAC)
500,000         Escondido Joint Powers Financing Authority Lease Revenue Refunding, 0% due 9/1/2013     Aaa/AAA           289,425
                (California Center For The Arts Project; Insured: AMBAC)
3,015,000       Escondido Multi Family Housing Revenue Refunding Bond Series 1997-A, 5.40% due          NR/AAA            3,230,241
                1/1/2027 put 7/1/2007 (Terrace Gardens Project; Collateralized: FNMA)
2,000,000       Folsom Cordova Unified School District School Facilities Improvement District-2         Aaa/AAA           2,086,900
                Series A, 4.50% due 10/1/2004 (Insured: MBIA)
200,000         Foothill De Anza Community College District Certificates of Participation, 7.35% due    NR/AA-            202,150
                3/1/2007 pre-refunded 9/1/2003
400,000         Fresno County Housing Authority Multi Family Revenue Refunding Series A, 4.90% due      NR/AAA            428,336
                11/1/2027 mandatory put 11/1/2007 (Housing Creek Park Apartments Project;
                Collateralized: FNMA)
575,000         Hawaiian Gardens Redevelopment Agency Refunding, 5.50% due 12/1/2008                    NR/BBB+           644,558
1,000,000       Irwindale Community Redevelopment Agency, 6.60% due 8/1/2018 pre-refunded 8/1/2005      Baa3/NR           1,127,270
420,000         Julian Union High School District, 4.875% due 11/1/2005 (Insured: MBIA)                 Aaa/AAA           447,649
165,000         Kern High School District, 7.00% due 8/1/2010 (ETM)*                                    A/NR              210,634
500,000         Kern High School District Refunding Series A, 6.30% due 8/1/2011 (Insured: MBIA)        Aaa/AAA           608,235
680,000         Kern High School District Series B, 9.00% due 8/1/2006 (ETM)*                           Aaa/AAA           835,149
250,000         Los Angeles Certificates of Participation, 0% due 9/1/2003                              A2/A              249,382
1,400,000       Los Angeles Certificates of Participation, 5.00% due 2/1/2012 (Insured: MBIA)           Aaa/AAA           1,579,998
835,000         Los Angeles Community Redevelopment Agency, 5.00% due 7/1/2009 (Cinerama Dome Public    NR/A              897,834
                Parking Project; Insured: ACA)
435,000         Los Angeles Community Redevelopment Agency, 5.75% due 7/1/2010 (Cinerama Dome Public    NR/A              483,198
                Parking Project; Insured: ACA)
2,125,000       Los Angeles Community Redevelopment Agency Series H, 6.50% due 12/1/2014 (Insured:      Aaa/AAA           2,209,702
                FSA)
5,000           Los Angeles Convention & Exhibition Center, 9.00% due 12/1/2020 pre-refunded            Aaa/AAA           5,924
                12/1/2005
275,000         Los Angeles Convention & Exhibition Center Authority Certificates Refunding, 0% due     Aaa/AAA           266,041
                8/15/2005 (Insured: AMBAC)
2,000,000       Los Angeles County Capital Asset, 5.00% due 4/1/2008 (Insured: AMBAC)                   Aaa/AAA           2,246,520
1,700,000       Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, 9.00% due   Aaa/AAA           2,154,818
                7/1/2007 (Insured: MBIA)
700,000         Los Angeles Department Airport Revenue Refunding Series A, 5.50% due 5/15/2010          Aaa/AAA           763,441
                (Insured: FGIC)
40,000          Los Angeles Department Water & Power Electric Plant Revenue Crossover Refunding,        Aaa/AA-           41,338
                9.00% due 9/1/2004 pre-refunded 9/1/2003
415,000         Los Angeles Department Water & Power Electric Plant Revenue Crossover Refunding,        Aa3/AA-           428,691
                9.00% due 9/1/2004
45,000          Los Angeles Department Water & Power Electric Plant Revenue Crossover Refunding,        Aa3/AA-           46,501
                9.00% due 9/1/2004 (ETM)*
3,000,000       Los Angeles Department Water & Power Revenue Series A, 5.25% due 7/1/2011 (Insured:     Aaa/AAA           3,456,330
                MBIA)
1,940,000       Los Angeles Multi Family Revenue, 5.85% due 12/1/2027 put 12/01/2007 (Collateralized:   NR/AAA            2,094,405
                FNMA)
585,000         Los Angeles Special Assessment, 3.75% due 3/1/2004 (Insured: AMBAC)                     Aaa/AAA           596,016
2,500,000       Los Angeles Unified School District Series E, 5.50% due 7/1/2012 (Insured: MBIA)        Aaa/AAA           2,940,275
355,000         Marysville Hospital Revenue, 5.55% due 1/1/2013 (Fremont - Rideout Health Group         Aaa/AAA           368,249
                Project; Insured: AMBAC)
2,800,000       Metropolitan Water District Southern California Waterworks Revenue, 0.95% due           VMIG1/A1+         2,800,000
                7/1/2035 put 7/1/2003 (daily demand notes)
1,000,000       Metropolitan Water District Southern California Waterworks Revenue Series C-1, 1.00%    VMIG1/A1+         1,000,000
                due 7/1/2036 put 7/1/2003 (daily demand notes)
3,000,000       Modesto High School District Stanislaus County Series A, 0% due 8/1/2012 (Insured:      Aaa/AAA           2,136,690
                FGIC)
1,205,000       Moorpark Mobile Home Park Revenue Series A, 5.80% due 5/15/2010 (Villa Delaware         NR/A              1,304,003
                Arroyo Project; Insured: ACA)
2,500,000       Natomas Unified School District California Certificates, 2.50% due 2/1/2028 put         Aaa/AAA           2,530,600
                2/1/2005 (Natomas High School Project)
1,400,000       New Haven Unified School District Refunding, 12.00% due 8/1/2006 (Insured: FSA)         Aaa/AAA           1,828,890
1,000,000       New Haven Unified School District Refunding, 12.00% due 8/1/2008 (Insured: FSA)         Aaa/AAA           1,452,050
1,000,000       Norco California Special Taxes Refunding Community Facilities District Number 93-1,     NR/NR             1,007,730
                5.40% due 7/1/2020
360,000         Northern California Power Agency Public Power Revenue, 5.65% due 7/1/2007 (Geothermal   Baa2/A-           415,102
                Project 3-A) (ETM)*
340,000         Northern California Power Agency Public Power Revenue, 5.65% due 7/1/2007               Baa2/A-           382,211
65,000          Oakland Redevelopment Agency, 7.40% due 5/1/2007 (Insured: AMBAC)                       Aaa/AAA           65,333
1,000,000       Orange County Airport Revenue Bond, 6.00% due 7/1/2007 (Insured: MBIA)                  Aaa/AAA           1,142,360
4,200,000       Orange County California Apartment Development Revenue Variable Rate, 1.00% due         VMIG1/NR          4,200,000
                11/1/2009 put 7/1/2003 (Laguna Summit Apartments X Project; LOC: Bank of America)
                (daily demand notes)
510,000         Orange County Local Transportation Authority Sales Tax Revenue, 6.00% due 2/15/2006     Aa2/AA+           568,497
600,000         Orange County Recovery Certificates Participation Series A, 6.00% due 7/1/2006          Aaa/AAA           678,798
                (Insured: MBIA)
2,000,000       Orange County Refunding Recovery, 6.50% due 6/1/2004 (Insured: MBIA)                    Aaa/AAA           2,100,280
2,000,000       Orange County Refunding Recovery, 6.50% due 6/1/2005 (Insured: MBIA)                    Aaa/AAA           2,196,100
1,000,000       Piedmont Unified School District Series B, 0% due 8/1/2013 pre-refunded 8/1/2007        Aa3/NR            636,970
3,350,000       Pittsburg California Redevelopment Agency Tax Allocation Refunding, 5.25% due           Aaa/AAA           3,867,675
                8/1/2012 (Los Medanos Community Development Project A; Insured: MBIA)
200,000         Pleasant Hill Multi Family Housing Refunding, 5.30% due 10/1/2020 put 10/1/2005         NR/AAA            212,928
                (Ellinwood Apartments Project; Collateralized: FNMA)
1,000,000       Pleasanton Unified School District Series B, 0% due 8/1/2016 (Insured: MBIA)            Aaa/AAA           497,760
580,000         Pomona Unified School District General Obligation, 5.35% due 2/1/2005 (Insured: MBIA)   Aaa/AAA           617,509
340,000         Pomona Unified School District General Obligation, 5.40% due 8/1/2005 (Insured: MBIA)   Aaa/AAA           368,791
320,000         Pomona Unified School District Refunding Series A, 6.10% due 2/1/2010 (Insured: MBIA)   Aaa/AAA           381,194
295,000         Porterville Certificates Participation, 6.10% due 10/1/2005 (Water Systems Refunding    Aaa/AAA           326,149
                Project; Insured: AMBAC)
1,000,000       Puerto Rico Commonwealth Highway & Transportation Authority, 5.50% due 7/1/2009         Aaa/AAA           1,163,230
                (Insured: FSA)
1,000,000       Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Refunding   Aaa/AAA           1,133,480
                Series Aa, 5.00% due 7/1/2008 (Insured: FGIC)
600,000         Puerto Rico Municipal Finance Agency Series A, 6.00% due 7/1/2011 (Insured: FSA)        Aaa/AAA           727,698
5,000,000       Rancho Santiago Community College District Series A, 4.00% due 9/1/2005 (Insured:       Aaa/AAA           5,292,550
                MBIA)
500,000         Richmond Joint Powers Financing Authority Revenue Series A, 5.20% due 5/15/2005         NR/A              533,100
500,000         Sacramento County Sanitation District Financing Authority Revenue, 4.80% due            Aaa/AA            517,780
                12/1/2004 (ETM)*
560,000         Sacramento County Sanitation District Financing Authority Revenue Series A, 5.75% due   Aa3/AA            663,370
                12/1/2009
800,000         Sacramento Municipal Utility District Electric Revenue, 5.30% due 11/15/2005            Aaa/AAA           829,080
                (Insured: FSA)
330,000         Sacramento Municipal Utility District Electric Revenue Refunding Series C, 5.75% due    Aaa/AAA           337,808
                11/15/2007 (Insured: MBIA) (ETM)*
2,335,000       Salinas Redevelopment Agency Tax Allocation Series A, 0% due 11/1/2022 (Insured: FSA)   Aaa/AAA           835,696
3,000,000       San Bernardino County Multi Family Housing Revenue Refunding Series A, 4.75% due        Aaa/NR            3,235,860
                12/15/2031 put 12/15/2011 (Collateralized: FNMA)
190,000         San Bernardino County Special Taxes Community Facilities District Number 2002-1,        NR/NR             200,634
                5.10% due 9/1/2011
205,000         San Bernardino County Special Taxes Community Facilities District Number 2002-1,        NR/NR             217,093
                5.20% due 9/1/2012
300,000         San Bernardino County Special Taxes Community Facilities District Number 2002-1,        NR/NR             319,092
                5.30% due 9/1/2013
175,000         San Bernardino County Transportation Authority Sales Tax Revenue Series A, 6.00% due    Aaa/AAA           186,349
                3/1/2010 (Insured: FGIC) (ETM)*
1,250,000       San Bernardino Multi Family Housing Refunding, 4.45% due 5/1/2031 mandatory put         NR/AAA            1,331,575
                5/1/2011 (Alberta Park Vista Apts A Project; Collateralized: FNMA)
430,000         San Diego Public Facilities Financing Authority Lease Revenue, 7.00% due 4/1/2005       Aaa/AAA           472,407
                (Insured: MBIA)
455,000         San Diego Public Facilities Financing Authority Lease Revenue, 7.00% due 4/1/2006       Aaa/AAA           521,958
                (Insured: MBIA)
425,000         San Diego Public Facilities Financing Authority Lease Revenue, 7.00% due 4/1/2007       Aaa/AAA           502,966
                (Insured: MBIA)
500,000         San Francisco Bay Area Rapid Transit Refunding Sales Tax Revenue, 0% due 7/1/2004       Aaa/AAA           494,335
                (Insured: AMBAC)
1,000,000       San Francisco Bay Area Transit Bridge Toll Notes, 5.625% due 8/1/2006 (Insured: ACA)    NR/A              1,102,350
1,100,000       San Francisco International Airport Revenue Series Issue 13B, 8.00% due 5/1/2007        Aaa/AAA           1,282,215
                (Insured: MBIA)
895,000         San Joaquin County Certificates of Participation, 5.90% due 9/1/2003 (General           A2/A-             902,464
                Hospital Project) (ETM)*
2,200,000       San Jose Evergreen Community College District Series C, 0% due 9/1/2011 (Insured:       Aaa/AAA           1,593,592
                AMBAC)
2,700,000       San Jose Financing Authority Lease Revenue Series D, 5.00% due 6/1/2039 mandatory put   Aaa/AAA           2,962,413
                6/1/2006 (Civic Center Project; Insured: AMBAC)
500,000         San Jose Redevelopment Agency Tax Allocation, 5.75% due 8/1/2011 (Merged Area           A2/A              511,680
                Redevelopment Project Series B)
1,900,000       San Marcos Public Facilities Authority Revenue Community Facilities District Number     Aaa/NR            1,696,339
                88-1, 0% due 3/1/2008 (ETM)*
2,000,000       Santa Ana Multi Family Housing Revenue Bonds Series B, 5.65% due 11/1/2021 put          NR/AAA            2,043,900
                11/1/2006 (Collateralized: FNMA)
1,000,000       Santa Clara County Financing Authority, 5.00% due 8/1/2005 (Measure B Transportation    A2/NR             1,065,580
                Improvement Program)
2,000,000       Santa Clara County Housing Authority Series B, 3.80% due 8/1/2004 (River Town           A1/NR             2,002,540
                Apartments Project; LOC: Union Bank Cal.)
610,000         Santa Cruz County Certificates Refunding, 4.00% due 8/1/2005                            A2/NR             640,518
1,000,000       Santa Margarita/Dana Point Authority Revenue Refunding Improvement Districts 1&2        Aaa/AAA           1,047,100
                Series A, 5.375% due 8/1/2004 (Insured: MBIA)
575,000         Seal Beach Redevelopment Agency Mobile Home Park Revenue Series A, 5.20% due            NR/A              634,070
                12/15/2013 (Insured: ACA)
1,435,000       South Orange County Public Finance Authority Special Tax Revenue, 7.00% due 9/1/2005    Aaa/AAA           1,607,171
                (Insured: MBIA)
1,500,000       South Orange County Public Financing Authority Special Tax Revenue Series C, 8.00%      Aaa/AAA           1,908,150
                due 8/15/2008 (Foothill Area Project; Insured: FGIC)
3,250,000       Southern California Public Power Authority Revenue Refunding Series A, 5.50% due        Aaa/AAA           3,315,390
                7/1/2012 (Power Project; Insured: AMBAC) (ETM)*
350,000         Southern California Revenue, 5.15% due 7/1/2015 (Public Power Project; Insured:         Aaa/AAA           393,764
                AMBAC)
250,000         Southern California Revenue, 5.15% due 7/1/2015 (Public Power Project; Insured:         Aaa/AAA           281,260
                AMBAC)
2,315,000       Stanton Multi Family Housing Revenue Bond Series 1997, 5.625% due 8/1/2029 put          NR/AAA            2,498,093
                8/1/2009 (Continental Gardens Project; Collateralized: FNMA)
500,000         Turlock Irrigation District Revenue Refunding Series A, 5.75% due 1/1/2018 (Insured:    Aaa/AAA           501,665
                MBIA)
2,380,000       Ukiah Unified School District Certificates Participation, 4.00% due 9/1/2006            Aaa/AAA           2,563,998
                (Insured: MBIA)
1,000,000       Ukiah Unified School District Certificates Participation, 5.00% due 9/1/2008            Aaa/AAA           1,134,670
                (Insured: MBIA)
500,000         University California Revenues Refunding, 5.00% due 12/1/2006                           Aaa/AAA           518,190
625,000         Upland Unified School District Convertible Capital Appreciation, 0% due 8/1/2007        Aaa/AAA           681,544
                (Insured: FSA)
500,000         Ventura County Community College Series A, 5.00% due 8/1/2012 (Insured: MBIA)           Aaa/AAA           569,195
160,000         Ventura Unified School District Series F, 6.75% due 8/1/2004 (Insured: FSA)             Aaa/AAA           169,870
115,000         Ventura Unified School District Series F, 6.75% due 8/1/2005 (Insured: FSA)             Aaa/AAA           127,824
455,000         Victorville Redevelopment Agency Tax Allocation Bear Valley Road Special Escrow Fund    Aaa/AAA           484,516
                A, 5.00% due 12/1/2014 (Insured: FSA)
800,000         Walnut Valley Unified School District, 9.00% due 8/1/2006 (ETM)*                        Aaa/AAA           982,528
1,000,000       Walnut Valley Unified School District, 8.75% due 8/1/2010 (ETM)*                        Aaa/AAA           1,389,970
245,000         Walnut Valley Unified School District Series A, 6.70% due 8/1/2005 (Insured: MBIA)      Aaa/AAA           272,068
250,000         Walnut Valley Unified School District Series A, 6.80% due 2/1/2007 (Insured: MBIA)      Aaa/AAA           292,458
250,000         Walnut Valley Unified School District Series A, 6.90% due 2/1/2008 (Insured: MBIA)      Aaa/AAA           300,632
100,000         Walnut Valley Unified School District Series A, 7.00% due 8/1/2008 (Insured: MBIA)      Aaa/AAA           122,635
450,000         Washington Township Health Care District Revenue, 5.00% due 7/1/2009                    A2/NR             496,247
570,000         West Contra Costa Unified School District Series A, 6.50% due 8/1/2005 (Insured:        Aaa/AAA           630,511
                MBIA)
595,000         West Contra Costa Unified School District Series A, 7.00% due 8/1/2006 (Insured:        Aaa/AAA           692,592
                MBIA)
655,000         West Contra Costa Unified School District Series A, 7.00% due 8/1/2008 (Insured:        Aaa/AAA           803,259
                MBIA)
1,000,000       Whittier Solid Waste Revenue Refunding Series A, 5.375% due 8/1/2014 (Insured: AMBAC)   Aaa/AAA           1,022,860

                TOTAL INVESTMENTS (Cost $185,795,442)                                                                 $ 193,763,769

+Credit ratings are unaudited.
*Escrowed to maturity See notes to financial statements.


Report of independent auditors

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio
June 30, 2003




To the Board of Directors and Class I Shareholders of
Thornburg Limited Term Municipal Fund, Inc. - California Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Thornburg Limited Term Municipal Fund, Inc.- California Portfolio (the "Fund") at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the Class I shares for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the year ended June 30, 1999 were audited by other independent accountants whose report dated July 27, 1999 expressed an unqualified opinion on those financial highlights.


PricewaterhouseCoopers LLP


New York, New York
July 30, 2003



Index Comparisons

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio

June 30, 2003

Index Comparison
Compares performance of Limited Term Municipal Fund - California Portfolio, the Lehman 5-Year General Obligation Bond Index and the Consumer Price Index for the periods ended June 30, 2003. On June 30, 2003, the weighted average securities ratings of both the Index and the Fund were AA and the weighted average portfolio maturities of the Index and the Fund were 4.9 years and 4.9 years, respectively. Past performance of the Index and the Fund may not be indicative of future performance. Performance data and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

Thornburg Limited Term Municipal Fund California Class I Total Returns, Since April 1, 1997, versus Lehman 5-Year General Obligation Bond Index and Consumer Price Index (C.P.I.)

Lehman 5 yr. GO Index
 Fund I Shares
 CPI

Class I Shares
Average Annual Total Returns
(Period ending 6/30/03)
One year:                  5.27%
Five years:                4.76%
Since inception (4/1/97)   5.10%



Directors and Officers

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio


Name, Address (1)   Position(s)       Term of        Principal                              Member of       Other
And Age             Held with         Office         Occupation(s)                          Portfolios      Directorships
                    Fund (2)          and            During Past                            in Fund         Held by
                                      Length of      5 Years                                Complex         Director or
                                      Time                                                  Overseen        Nominee for
                                      Served                                                by Director     Director
                                                                                                            or Nominee
                                                                                                            for Director (2)

Interested Directors

Garrett Thornburg,  Chairman         Director        CEO, Chairman and Controlling          Twelve          None
 57                 of the           Since           Shareholder of Thornburg
                    Board of         1984;           Investment Management, Inc.
                    Directors,       (4)             (investment adviser) and Thornburg
                    Treasurer (3)                    Securities Corporation (securities
                                                     dealer); Chairman of
                                                     Trustees of Thornburg
                                                     Investment Trust
                                                     (registered investment
                                                     company); CEO and Chairman
                                                     of Thornburg Mortgage, Inc.
                                                     (real estate investment
                                                     trust); Chairman of
                                                     Thornburg Mortgage Advisory
                                                     Corporation (investment
                                                     manager to Thornburg
                                                     Mortgage, Inc.).

Independent Directors

David D. Chase,     Director         Director        Chairman, President and CEO            Twelve          Trustee,
62                                   since 2001      of general partner of Vestor                           Thornburg
                                     (4)             Partners, LP, Santa Fe, NM                             Investment Trust
                                                     (private equity fund); Chairman
                                                     and CEO of Vestor Holdings,
                                                     Inc., Santa Fe, NM (merchant
                                                     bank).

Eliot R. Cutler,    Director         Director        Partner, Akin, Gump, Strauss,          Two             Director of
56                                   since 1984      Hauer & Feld, LLP, Washington                          Skanska, AB
                                     (4)             D.C. (law firm) since November                         (construction services)
                                                     2000; partner, Cutler & Stanfield,
                                                     Washington, D.C. (law firm)
                                                     until November 2000.

James E. Monaghan, Jr., Director     Director        President, Monaghan &                  Two             None
56                                   since 1984      Associates, Inc. and
                                     (4)             Strategies West, Inc. Denver,
                                                     Colorado (business consultants).

A.G. Newmyer III,   Director         Director        Private investor and management        Two             None
53                                   since 1984      consultant.
                                     (4)

Advisory Director

Richard M. Curry,  Advisory          Advisory        Managing Director, McDonald           Not applicable   None
60                 Director (6)      Director (5)    & Co., Cincinnati, Ohio
                                     Since           (securities dealer) and District
                                     2002 (6)        President, Key Bank, Cincinnati,
                                                     Ohio, since March 2000.

Officers of the Fund (who are not Directors) (7)

Brian J. McMahon,  President         President       President and Managing Director       Not applicable   Not applicable
47                 since 1997                        of Thornburg Investment
                   (4)                               Management, Inc.; President
                                                     of Thornburg Investment Trust

Dawn B. Fischer,   Secretary         Secretary       Vice President, Secretary and         Not applicable   Not applicable
56                                   Since 1984      Managing Director of Thornburg
                                     (4)             Investment Management, Inc.;
                                                     Secretary and Assistant Treasurer
                                                     of Thornburg Investment
                                                     Trust; Secretary of Thornburg
                                                     Securities Corporation; Vice
                                                     President, Daily Tax Free
                                                     Income Fund, Inc. (registered
                                                     investment company).

Steven J. Bohlin, Vice President     Vice             Vice President and Managing          Not applicable   Not applicable
44                                   President        Director of Thornburg Investment
                                     Since 1991       Management, Inc.; Vice President
                                     (4)              and Treasurer of Thornburg
                                                      Investment Trust.

George T. Strickland, Vice President Vice             Vice President and Managing          Not applicable   Not applicable
40                    Treasureer     President        Director of Thornburg Investment
                                     Since 1999;      Management, Inc.; Vice President
                                     Treasurer        of Thornburg Investment Trust.
                                     since 2003

Leigh Moiola,     Vice President     Vice             Vice President, and Managing         Not applicable   Not applicable
36                                   President        Director since 1998, of
                                     Since 1999       Thornburg Investment Management,
                                     (4)              Inc.; Vice President of Thornburg
                                                      Investment Trust since 2001.

Kenneth Ziesenheim, Vice President   Vice             Managing Director of Thornburg       Not applicable   Not applicable
49                                   President        Investment Management, Inc.;
                                     Since 1995       President of Thornburg Securities
                                     (4)              Corporation; Vice President of
                                                      Thornburg Investment Trust.

Kerry D. Lee, Vice President         Vice             Associate of Thornburg Investment    Not applicable   Not applicable
36                                   President        Management, Inc.; Vice President
                                     Since 1999       of Thornburg Investment Trust
                                     (4)              since 1999.

Dale Van Scoyk,   Vice President     Vice             Account Manager for Thornburg        Not applicable   Not applicable
56                                   President        Investment Management, Inc.
                                     Since 1999       1997-1999, and Managing Director
                                     (4)              and Vice President since 1999;
                                                      Vice President of Thornburg
                                                      Investment Trust since
                                                      1998; National Account
                                                      Manager for Heartland Funds
                                                      1993-1997.

Joshua Gonze,     Vice President     Vice             Associate and Vice President of      Not applicable   Not applicable
40                                   President        Thornburg Investment Management,
                                     Since 2001       Inc. since 1999; Vice President of
                                     (4)              Thornburg Investment Trust since
                                                      2001

Christopher Ihlefeld, Vice President Vice             Associate and Vice President of     Not applicable   Not applicable
32                                   President        Thornburg Investment Mgt, Inc.;
                                     Since 1999       Assistant Vice President of
                                     (4)              Thornburg Investment Trust
                                                      since 1999.

(1) Each person's address is 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501.
(2) The Fund is one of two separate investment "funds" or "portfolios" of
    Thornburg Limited Term Municipal Fund, Inc. (the "Company"), organized as a
    Maryland corporation. The Company currently has two funds, which are considered for certain regulatory purposes as parts of a "fund complex" with the nine funds of Thornburg Investment Trust. Thornburg Investment
    Management, Inc. is the investment adviser to, and manages, the eleven funds of the Company and Thornburg Investment Trust.
(3) Mr. Thornburg is considered an "interested" Director under the Investment
    Company Act of 1940 because he is a director and controlling shareholder of the investment adviser, Thornburg Investment Management, Inc., and is the sole director and controlling shareholder of Thornburg Securities
    Corporation, the distributor of shares for the Company.
(4) Thornburg Limited Term Municipal Fund, Inc.'s Amended By-Laws provide that each Director shall serve in office until the next annual meeting or the election and qualification of the Director's successor. In accordance with
    Maryland law, the Company does not hold an annual meeting each year; it may hold shareholder meetings as circumstances require. Officers serve at the pleasure of the Board of Directors.
(5) Mr. Cutler may be considered an "interested" Director of the Company because he is associated with a partnership which receives a portion of Thornburg
    Investment Management, Inc.'s revenues.
(6) As an Advisory Director, Mr. Curry serves at the pleasure of the Board of Directors.
(7) Assistant vice presidents, assistant secretaries and assistant treasurers are not shown.


The Fund's Statement of Additional Information includes additional information about the Directors and is available, without charge and upon request by calling 1-800-847-0200


Thornburg limited term municipal fund CALIFORNIA portfolio - I shares Outperformed Tax-Exempt Money Market Funds

Investors sometimes ask us to compare Limited Term Municipal Fund - California Portfolio to money market fund returns. These investments have certain differences, and investors in Limited Term Municipal Fund - California Portfolio took more risk than money market fund investors to earn their higher returns.

Return from a $10,000 investment
6/30/93* through 6/30/03

Lipper California Tax-exempt
Money Market Index

$2,702

Thornburg Limited Term Municipal Fund
- California Portfolio
(after capital gains taxes)

$6,074

The chart above is for the Fund's Class I shares only. Class A and Class C Shares have different sales charges and expenses. See the inside front cover page for the 30-day SEC yield and the total returns for one year, three years, five years, and since inception for Class I shares of the Fund.

*Prior to 4/1/97 the illustration includes actual returns of the Class A shares adjusted for the lower Institutional expenses. Note 1: Future increases, if any, of any of these investments may bear no relationship to prior increases. Quotations for the money fund averages are based upon 30-day yield quotations for tax-exempt money funds as quoted in "Lipper California Tax-exempt Money Market Index" for the months covered by this analysis. The increase for the Class I shares of Thornburg Limited Term Municipal Fund - California Portfolio is based upon the dividends paid for the months covered by this analysis, the beginning NAV price at $12.85 per share and the ending NAV at $13.22 per share. These investments returned the $10,000 initial investment in addition to the amounts shown above.

Note 2: This analysis does not take into account the effect, if any, caused by state and local income taxes. The portion of the increase, if any, of Thornburg Limited Term Municipal Fund - California Portfolio representing appreciation of the share price is assumed to be taxed at a 15% federal tax rate. The average money market fund increases shown above may differ from the return of a particular money market fund. It is not possible to invest in these money fund averages.

Note 3: Generally, money market funds seek to maintain an investment portfolio with an average maturity of 90 days or less. Thornburg Limited Term Municipal Fund - California Portfolio invests in short-to-intermediate maturity municipal obligations. The net asset value of the money funds did not fluctuate. The net asset value of the Class I Shares of LTCIX did vary from time to time, and will continue to vary in the future due to the effect of changes in interest rates on the value of the investments the Fund holds. The analysis assumes that the investor received the net asset value of the shares owned, plus accrued income, at time of sale. Redemptions are made at the then current net asset value, which may give you a gain or loss when you sell your shares.

Note 4: This analysis assumes that the dividends from each of these investment vehicles were reinvested and compounded monthly. Most money funds declare dividends daily and pay them monthly. Thornburg Limited Term Municipal Fund - California Portfolio also declares dividends daily and pays them monthly.

Note 5: An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in such funds.

Investment Manager
Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

Principal Underwriter
Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

ww.thornburg.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.





                                 PART C
                           OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

     (1) Section 10.2 of Thornburg Investment Trust's Agreement and Declaration of Trust generally provides that each of the Trust's officers and Trustees will be indemnified by the Trust against liability and expenses in connection with his having been a Trustee or officer unless it is determined that the individual is liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or if the individual did not act in good faith in the reasonable belief that the action was in the Trust's best interest.

     (2) Section 8 of the Trust's Amended Distribution Agreement generally provides that the Trust will indemnify Thornburg Securities Corporation
(TSC), its officers and directors, and its controlling persons against liabilities and expenses incurred because of any alleged untrue statement of material fact contained in the Registration Statement, Prospectus or annual or interim reports to shareholders, or any alleged omission to state a material fact required to be stated therein, or necessary to make the statements therein, not misleading, except where (i) the untrue statement or omission arises from information furnished by TSC, or (ii) to the extent the prospective, indemnitee is an officer, trustee or controlling person of the Trust, the indemnification is against public policy as expressed in the 1933 Act, or (iii) the liability or expense arises from TSC's willful misfeasance, bad faith, gross negligence, reckless performance of duties, or reckless disregard of its obligations and duties under the Distribution Agreement. Further, TSC agrees to indemnify the Trust, its officers and trustees, and its controlling persons in certain circumstances.

     (3) The directors and officers of Thornburg Investment Management, Inc. (Thornburg) are insured, and the Trustees and officers of the Trust are also insured, under a joint directors and officers liability policy. The described individuals are referred to as the "insureds." The policy covers amounts which the insureds become legally obligated to pay by reason of the act, error, omission, misstatement, misleading statement or neglect or breach of duty in the performance of their duties as directors, trustees and officers. In addition, the policy covers Thornburg, and is proposed to cover the Registrant, to the extent that they have legally indemnified the insureds for amounts incurred by the insureds as described in the preceding sentence. The coverage excludes amounts that the insureds become obligated to pay by reason of conduct which constitutes willful misfeasance, bad faith, gross negligence or reckless disregard of the insured's duties. The application of the foregoing provisions is limited by the following undertakings set forth in the rules promulgated by the Securities and Exchange Commission:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policies expressed in such Act and that if a claim for indemnification against such liabilities other than the payment by the Registrant or expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final jurisdiction of such issue.

ITEM 16.  EXHIBITS

     (1) (a) Limited Term Trust, Agreement and Declaration of Trust, June 3, 1987, incorporated by reference from Registrant's Registration Statement on Form N-1A, filed June 12, 1987.

          (b) First Amendment and Supplement to Agreement and Declaration of Trust, August 11, 1987, incorporated by reference from Registrant's pre-effective amendment no. 1 to its Registration Statement on Form N-1A, filed October 28, 1987.

          (c) Second Amendment and Supplement to Agreement and Declaration of Trust, October 28, 1987, incorporated by reference from Registrant's post-effective amendment no. 1 to its Registration Statement on Form N-1A, filed March 3, 1988.

          (d) Third, Fourth, Fifth, Sixth and Seventh Amendments to Agreement and Declaration of Trust, incorporated by reference from Registrant's post-effective amendment no. 13 to its Registration Statement on Form N-1A, filed December 3, 1993.

          (e) Amended and Restated Designation of Series, incorporated by reference from Registrant's post-effective amendment no. 17 to its Registration Statement on Form N-1A, filed July 27, 1994.

          (f) Ninth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant's post-effective amendment no. 20 to its Registration Statement on Form N-1A, filed on July 5, 1995.

          (g) Corrected Tenth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant's post-effective amendment no. 22 to its Registration Statement on Form N-1A, filed October 2, 1995.

          (h) First Supplement to Amended and Restated Designation of Series, incorporated by reference from Registrant's post-effective amendment no. 26 to its Registration Statement on Form N-1A, filed May 6, 1996.

          (i) Eleventh and Twelfth Amendments and Supplements to Agreement and Declaration of Trust, incorporated by reference from Registrant's post-effective amendment no. 29 to its Registration Statement on Form N-1A, filed March 14, 1997.

          (j) Thirteenth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant's post-effective amendment no. 33 to its Registration Statement on Form N-1A, filed March 10, 1998.

          (k) Fourteenth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant's post-effective amendment no. 43 to its Registration Statement on Form N-1A, filed October 13, 2000.

          (l) Fifteenth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant's post-effective amendment no. 44 to its Registration Statement on Form N-1A, filed January 29, 2001.

          (m) Sixteenth and Seventeenth Amendments and Supplements to Agreement and Declaration of Trust, incorporated by reference from Registrant's post-effective amendment no. 51 to its Registration Statement in Form N-1A, filed October 17, 2002.

          (n) Second Supplement to Amended and Restated Designation of Series, incorporated by reference from Registrant's post-effective amendment no. 54 to its Registration Statement on Form N-1A, filed on June 27, 2003.

          (o) Eighteenth Amendment to Supplement to Agreement and Declaration of Trust, filed herewith.

     (2) Amended By-laws (May 20, 2003), incorporated by reference from Registrant's post-effective amendment no. 54 to its Registration Statement on Form N-1A, filed June 27, 2003.

     (4) Copies of Agreements and Plans of Reorganization are attached as Exhibit A to each Prospectus/Proxy Statement included in this Registration Statement.

     (6) Amended and Restated Investment Advisory Agreement, incorporated by reference from Registrant's post-effective amendment no. 32 to its Registration Statement on Form N-1A, filed February 17, 1998.

     (7) Amended Distribution Agreement, incorporated by reference from Registrant's post-effective amendment no. 42 to its Registration Statement on Form N-1A, filed August 31, 2000.

     (9) Form of Custodian Agreement, incorporated by reference from Registrant's post-effective amendment no. 1 to its Registration Statement on Form N-1A, filed October 28, 1987.

     (10) (a) Plan and Agreement of Distribution Pursuant to Rule 12b-1 (Service Plan - Classes A, C and I); incorporated by reference from Registrant's post-effective amendment no. 32 to its Registration Statement on Form N-1A, filed February 17, 1998.

          (b) Plan and Agreement of Distribution Pursuant to Rule 12b-1 (Distribution Plan - Class C), incorporated by reference from Registrant's post-effective amendment no. 32 to its Registration Statement on Form N-1A, filed February 17, 1998.

          (c)  Plan for Multiple Class Distribution (as revised to May 20,
               2003), incorporated by reference from Registrant's post-effective amendment no. 55 to its Registration Statement on Form N-1A, filed July 20, 2003.

     (11) Opinion of counsel [to be filed by amendment].

     (12) Opinion of counsel (tax) [to be filed by amendment].

     (14) Consent of independent accountants, filed herewith.

     (16) (a) Power of Attorney of David A. Ater, incorporated by reference from Registrant's post-effective amendment no. 20 to its Registration Statement on Form N-1A, filed July 5, 1995.

          (b) Powers of Attorney of James W. Weyhrauch and Brian J. McMahon, incorporated by reference from the Registrant's post-effective amendment no. 29 to its Registration Statement on Form N-1A, filed on March 14, 1997.

          (c)  Powers of Attorney of Forrest S. Smith and Garrett
               Thornburg, incorporated by reference from the Registrant's post-effective amendment no. 7 to its Registration Statement on Form N-1A, filed April 19, 1991.

          (d) Power of Attorney of David D. Chase, incorporated by reference from the Registrant's post-effective amendment no. 44 to its Registration Statement on Form N-1A, filed January 29, 2001.

          (e) Power of Attorney of Steven J. Bohlin, incorporated by reference from the Registrant's post-effective amendment no. 53 to its Registration Statement on Form N-1A, filed May 1, 2003.

ITEM 17.  UNDERTAKINGS

     (1) The registrant shall obtain opinions of counsel that (i) the securities registered hereby, when sold, shall be legally issued, fully paid and non-assessable, and (ii) the reorganization described in each Agreement and Plan of Reorganization shall constitute a tax-free "reorganization" described in Section 368 of the Internal Revenue Code of 1986 as amended.

     (2) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (3) The undersigned Registrant agrees that every prospectus that is filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities all that time shall be deemed to be the initial bon fide offering of them.


                             SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant in Santa Fe, New Mexico on January 29, 2004.

THORNBURG INVESTMENT TRUST


By:               *
    ---------------------------------
    Brian J. McMahon, President
    and principal executive officer

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.


               *
---------------------------------
Brian J. McMahon, Trustee, President
and principal executive officer


               *
---------------------------------
Steven J. Bohlin, Vice President,
Treasurer and principal financial
and accounting officer


---------------------------------
Garrett Thornburg, Trustee


---------------------------------
David D. Chase, Trustee


---------------------------------
David A. Ater, Trustee


---------------------------------
Forrest S. Smith, Trustee



---------------------------------
James W. Weyhrauch, Trustee


* By:  /s/ Charles W.N. Thompson, Jr.
       -------------------------------
       Charles W.N. Thompson, Jr.

                                                 Dated: January 29, 2004





                           E X H I B I T S

(1)(o)  Eighteen Amendment and Supplement to Declaration of Trust

(14)    Consent of independent accountants.



                              Exhibit (1)(o)
                         THORNBURG INVESTMENT TRUST
                    EIGHTEENTH AMENDMENT AND SUPPLEMENT TO
                       AGREEMENT AND DECLARATION OF TRUST

     THIS EIGHTEENTH AMENDMENT AND SUPPLEMENT is made by Garrett Thornburg, David A. Ater, David D. Chase, Brian J. McMahon, Forrest S. Smith and James W. Weyhrauch (the "Trustees").

     The Trust was formed on June 3, 1987 by an Agreement and Declaration of Trust - Limited Term Trust dated June 3, 1987. Section 3.1 permits the creation of new series of shares in addition to the series established and designated in Section 3.2.

     Accordingly, by execution of this Amendment and Supplement, the Trustees effect the following amendments to the Agreement and Declaration of Trust.

                          Creation of New Series

     The Trustees establish two new series of shares designated "Thornburg Limited Term Municipal Fund" and "Thornburg Limited Term California Municipal Fund," respectively, effective December 8, 2003. Each new series will have the relative rights and preferences described in Section 3.2 of the Agreement and Declaration of Trust.

     The Trustees further establish and designate five classes of shares of Thornburg Limited Term Municipal Fund and Thornburg Limited Term California Municipal Fund, each having an unlimited number of shares: the Class A Shares, the Class B Shares, the Class C Shares, the Class D Shares, and the Class I Shares respectively. Additional classes of shares of the Fund may be established and designated by the Trustees from time to time by supplement to this Amendment and Supplement.

     Shares of each Class so created will represent interests in the same assets of the Fund, and will be identical in all respects except as described below:

     (a) fees will be charged to each Class under the Class's Rule 12b-1 distribution plans, if any, to the extent that expenses are allocable to that Class;

     (b) a service fee will be charged to each Class based on a percentage of the average daily net asset value of that Class, which fee shall be primarily intended to reimburse the adviser for expenditures to obtain shareholder services; and a distribution fee will be charged to each of Class B Shares, Class C Shares and Class D Shares under separate distribution plans;

     (c) a higher transfer agency fee may be charged to Class B Shares, Class C Shares and Class D Shares, and a different transfer agency fee may be charged to Class I Shares, than is imposed on Class A Shares;

     (d) shareholders of each Class will have exclusive voting rights with respect to any Rule 12b-1 plans applicable to that Class of shares;

     (e) Class B Shares, Class C Shares, Class D Shares and Class I Shares may have conversion features providing for conversion to Class A Shares, and the terms and periods for conversion for each Class may differ, as the Trustees may from time to time specify by resolution;

     (f) to the extent identifiable as being attributable to a specific Class, the following expenses may be allocated to the Class: (i) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy materials to current shareholders; (ii) blue sky fees and costs attributable to registration, qualification or exemption of the Class's shares, (iii) federal registration fees; (iv) administrative expense required to support the shareholders of a specific Class; and (v) litigation or other legal expenses relating solely to one Class of shares;

     (g) consistent with the foregoing, fees and expenses chargeable to a Class, and conversion and reinvestment rights of shares of the Class, shall be from time to time established by resolution of the Trustees; and

     (h) fees and expenses of a Class shall first be charged against the pro rata portion of the income of the Fund allocable to shares of that Class, and, to the extent necessary, fees and expenses will be charged to that portion of the net assets of the Fund allocable to that Class.

Other than as specified above, the various Classes of the Fund shall have the rights and preferences as described in Article III of the Agreement and Declaration of Trust.

     The Trustees effect these amendments as of December 8, 2003, and direct the Trust's president to file this Amendment and Supplement in the appropriate governmental offices.


								------------------------------
                                         Garrett Thornburg


                                         ------------------------------
                                         David A. Ater


                                         ------------------------------
                                         David D. Chase


                                         ------------------------------
                                         Brian J. McMahon


                                         ------------------------------
                                         Forrest S. Smith


                                         ------------------------------
                                         James W. Weyhrauch



                               Exhibit (14)
                    CONSENT OF INDEPENDENT AUDITORS

We hereby consent to the use in this Registration Statement on Form N-14 of our reports dated July 30, 2003, relating to the financial statements and financial highlights of Thornburg Limited Term Municipal Fund National Portfolio and Thornburg Limited Term Municipal Fund California Portfolio, constituting Thornburg Limited Term Municipal Fund (the "Fund"), which appear in this Registration Statement on Form N-14. We also consent to the reference to us in the Statements of Additional Information in such Registration Statement.


PricewaterhouseCoopers LLP
New York, NY
January 27, 2004